UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Semi-Annual Report

April 30, 2017

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

This Page Intentionally Left Blank

Old Westbury Funds, Inc.
Disclosure OF Fund Expenses
For the Period Ended April 30, 2017

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/1/16	Actual Ending Account Value 04/30/17	Actual Expenses Paid During Period* 11/1/16-04/30/17	Actual Expense Ratio During Period 11/1/16-04/30/17**
All Cap Core Fund	$1,000.00	$1,117.00	$5.14	0.98%
Large Cap Strategies Fund	1,000.00	1,087.80	5.75	1.11%
Small & Mid Cap Strategies Fund	1,000.00	1,107.80	5.80	1.11%
Strategic Opportunities Fund	1,000.00	1,076.70	6.18	1.20%
Fixed Income Fund	1,000.00	992.80	3.11	0.63%
Municipal Bond Fund	1,000.00	995.40	2.87	0.58%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
3

Old Westbury Funds, Inc.
Disclosure of Fund Expenses - (Continued)
For the Period Ended April 30, 2017

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 11/1/16	Hypothetical Ending Account Value 04/30/17	Hypothetical Expenses Paid During Period* 11/1/16-04/30/17	Hypothetical Expense Ratio During Period 11/1/16-04/30/17**
All Cap Core Fund	$1,000.00	$1,019.93	$4.91	0.98%
Large Cap Strategies Fund	1,000.00	1,019.29	5.56	1.11%
Small & Mid Cap Strategies Fund	1,000.00	1,019.29	5.56	1.11%
Strategic Opportunities Fund	1,000.00	1,018.84	6.01	1.20%
Fixed Income Fund	1,000.00	1,021.67	3.16	0.63%
Municipal Bond Fund	1,000.00	1,021.92	2.91	0.58%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Old Westbury Funds, Inc.
All Core Fund
Portfolio of Investments	April 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS — 96.9%
Banks — 7.3%
401,070	Citigroup, Inc.	$23,711,258
1,991,445	KeyCorp	36,323,957
696,970	Morgan Stanley	30,227,589
2,169,900	Nordea Bank AB	26,703,296
		116,966,100
Consumer Discretionary — 15.6%
44,990	Advance Auto Parts, Inc.	6,394,879
48,186	Amazon.com, Inc.(b)	44,571,568
968,810	Comcast Corp. - Class A	37,967,664
327,465	Hanesbrands, Inc.	7,142,012
264,000	Home Depot, Inc. (The)	41,210,400
165,915	Newell Brands, Inc.	7,920,782
728,460	NIKE, Inc. - Class B	40,363,969
24,638	Priceline Group, Inc. (The)(b)	45,501,951
1,030,995	Samsonite International SA	3,983,030
46,155	SIX Flags Entertainment Corp.	2,889,765
103,260	Wyndham Worldwide Corp.	9,841,711
		247,787,731
Consumer Staples — 8.6%
561,000	Altria Group, Inc.	40,268,580
795,000	Church & Dwight Co., Inc.	39,376,349
41,120	JM Smucker Co. (The)	5,210,726
385,925	PepsiCo, Inc.	43,717,584
58,925	Spectrum Brands Holdings, Inc.	8,469,290
		137,042,529
Diversified Financials — 2.9%
588,010	Discover Financial Services	36,803,546
131,445	Nasdaq, Inc.	9,052,617
		45,856,163
Energy — 4.4%
720,705	ConocoPhillips	34,528,977
982,790	Encana Corp.	10,518,708
1,596,340	ENI SpA	24,814,026
		69,861,711
Health Care — 14.6%
197,415	AstraZeneca Plc	11,857,740
782,400	Baxter International, Inc.	43,564,032
409,500	Bristol-Myers Squibb Co.	22,952,475
33,230	Cooper Cos., Inc. (The)	6,656,966
24,000	CR Bard, Inc.	7,379,519
489,000	Danaher Corp.	40,748,370
515,000	Eli Lilly & Co.	42,260,900
72,425	Laboratory Corp of America Holdings(b)	10,150,364
74,021	Steris Plc	5,462,750
204,905	Thermo Fisher Scientific, Inc.	33,876,944
41,170	Waters Corp.(b)	6,994,371
		231,904,431
Shares		Value
Industrials — 10.8%
75,255	Allegion Plc	$5,918,053
73,110	Dover Corp.	5,766,917
72,405	Dun & Bradstreet Corp. (The)	7,936,312
223,800	Fortive Corp.	14,157,587
44,700	IDEX Corp.	4,682,771
347,500	J.B. Hunt Transport Services, Inc.	31,156,849
175,775	KAR Auction Services, Inc.	7,667,306
250,885	Raytheon Co.	38,939,861
47,345	Snap-on, Inc.	7,931,708
354,760	Union Pacific Corp.	39,718,930
102,375	Wabtec Corp.	8,588,239
		172,464,533
Information Technology — 23.0%
206,400	Alibaba Group Holding Ltd. - ADR(b)	23,839,199
73,900	Alphabet, Inc. - Class C(b)	66,950,444
67,135	ANSYS, Inc.(b)	7,395,592
318,270	Apple, Inc.	45,719,486
186,645	Broadcom Ltd.	41,213,082
64,840	Check Point Software Technologies Ltd.(b)	6,744,008
164,135	CoreLogic, Inc.(b)	7,015,130
580,000	Fidelity National Information Services, Inc.	48,830,200
868,000	Microsoft Corp.	59,423,280
123,140	Vantiv, Inc. - Class A(b)	7,639,606
555,500	Visa, Inc. - Class A	50,672,710
		365,442,737
Insurance — 2.6%
296,085	CHUBB Ltd.	40,637,666
Materials — 4.0%
112,550	Axalta Coating Systems Ltd.(b)	3,530,694
685,500	Dow Chemical Co. (The)	43,049,400
386,690	Rio Tinto Ltd.	17,500,612
		64,080,706
Utilities — 3.1%
311,340	American Water Works Co., Inc.	24,832,478
302,905	Edison International	24,223,313
		49,055,791
Total Common Stocks (Cost $1,327,313,657)		1,541,100,098
INVESTMENT COMPANY — 3.5%
55,252,100	SEI Daily Income Trust Government II Fund, Class A, 0.60%,(c)	55,252,100
Total Investment Company (Cost $55,252,100)		55,252,100

5

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2017 (Unaudited)

TOTAL INVESTMENTS — 100.4% (Cost $1,382,565,757)(a)	$1,596,352,198
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%	(5,983,816)
NET ASSETS — 100.0%	$1,590,368,382

(a)	Cost for federal income tax purposes is $1,382,565,767 and net unrealized appreciation of investments is as follows:
	Unrealized appreciation	$225,016,846
	Unrealized depreciation	(11,230,405)
	Net unrealized appreciation	$213,786,441
(b)	Non-income producing security.
(c)	Rate shown represents current yield at April 30, 2017.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	7.3%
Consumer Discretionary	15.6
Consumer Staples	8.6
Diversified Financials	2.9
Energy	4.4
Health Care	14.6
Industrials	10.8
Information Technology	23.0
Insurance	2.6
Materials	4.0
Utilities	3.1
Other*	3.1
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2017
(Unaudited)

Shares		Value
COMMON STOCKS — 93.5%
ARGENTINA — 0.0%
38,400	MercadoLibre, Inc.	$8,790,144
AUSTRALIA — 0.1%
68,175	Caltex Australia Ltd.	1,524,847
273,324	Oil Search Ltd.	1,477,681
352,438	Origin Energy Ltd.(b)	1,894,842
391,768	Santos Ltd.(b)	1,020,878
170,790	Woodside Petroleum Ltd.	4,115,421
		10,033,669
AUSTRIA — 0.0%
39,817	OMV AG	1,833,581
BELGIUM — 0.3%
218,000	Galapagos NV - ADR(e)	18,935,480
331,000	UCB SA	25,801,573
		44,737,053
BERMUDA — 0.6%
139,937	Argo Group International Holdings Ltd.	9,228,845
440,492	Aspen Insurance Holdings Ltd.(e)	23,059,756
30,162	Axis Capital Holdings Ltd.	1,987,676
16,228	Everest Re Group Ltd.	4,084,750
125,449	RenaissanceRe Holdings Ltd.	17,835,084
703,879	Validus Holdings Ltd.(e)	38,910,431
		95,106,542
BRAZIL — 1.2%
20,038,000	Ambev SA(e)	115,276,659
1,666,300	Ambev SA - ADR	9,547,899
1,251,752	Banco Bradesco SA - ADR	13,205,984
1,228,500	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	7,326,761
353,600	Cia Brasileira de Distribuicao - ADR	7,973,680
914,602	Cielo SA	6,944,408
65,633	Cosan SA Industria e Comercio	762,398
1,312,262	Itau Unibanco Holding SA - ADR	16,140,823
622,483	Petroleo Brasileiro SA(b)	2,810,347
812,427	Petroleo Brasileiro SA - Preference Shares(b)	3,555,272
75,815	Ultrapar Participacoes SA	1,693,509
939,610	WEG SA	5,233,788
		190,471,528
CANADA — 2.3%
37,225	AltaGas Ltd.	834,191
89,766	ARC Resources Ltd.	1,178,423
78,026	Cameco Corp.	748,222
245,915	Canadian Natural Resources Ltd.	7,832,962
1,028,700	Canadian Pacific Railway Ltd.(e)	157,622,719
Shares		Value
CANADA (continued)
161,082	Cenovus Energy, Inc.	$1,606,041
122,830	Crescent Point Energy Corp.	1,215,658
362,757	Enbridge, Inc.	15,036,080
219,298	Encana Corp.	2,347,126
76,664	Husky Energy, Inc.(b)	885,114
66,668	Imperial Oil Ltd.	1,939,406
87,803	Inter Pipeline Ltd.	1,788,800
13,945	International Petroleum Corp.(b)	50,696
41,537	Keyera Corp.	1,149,605
83,963	Pembina Pipeline Corp.	2,675,646
43,999	Peyto Exploration & Development Corp.	800,656
41,299	PrairieSky Royalty Ltd.	900,073
1,529,200	Restaurant Brands International, Inc.(e)	85,895,164
54,496	Seven Generations Energy Ltd. - Class A(b)(e)	964,923
495,000	Shopify, Inc. - Class A(b)	37,595,250
375,454	Suncor Energy, Inc.	11,766,545
38,502	Tourmaline Oil Corp.(b)	756,473
193,556	TransCanada Corp.	8,986,908
77,665	Veresen, Inc.	866,516
30,277	Vermilion Energy, Inc.	1,065,978
254,285	Waste Connections, Inc.	23,399,306
		369,908,481
CHILE — 0.1%
363,500	Banco Santander Chile - ADR	8,589,505
83,003	Empresas COPEC SA	928,410
		9,517,915
CHINA — 4.2%
308,500	51Job, Inc. - ADR(b)	12,645,415
2,442,500	AAC Technologies Holdings, Inc.	35,860,240
769,000	Alibaba Group Holding Ltd. - ADR(b)	88,819,500
386,000	Baidu, Inc. - ADR(b)	69,568,780
5,882,379	China Petroleum & Chemical Corp. - H Shares	4,764,376
20,881,014	China Shenhua Energy Co. Ltd. - H Shares	48,696,908
3,874,804	CNOOC Ltd.	4,518,243
130,362	CNOOC Ltd. - ADR	15,141,546
270,400	Ctrip.com International Ltd. - ADR(b)	13,657,904
2,556,000	ENN Energy Holdings Ltd.	13,867,105
366,200	JD.Com, Inc. -ADR(b)	12,842,634
3,626,000	Jiangsu Expressway Co. Ltd. - H Shares	5,351,582
4,541,443	PetroChina Co. Ltd. - H Shares	3,199,536
1,649,000	Shenzhou International Group Holdings Ltd.	10,854,333
29,500,000	Sinopharm Group Co. Ltd. - H Shares(e)	132,360,976
6,195,000	Tencent Holdings Ltd.	193,853,838

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
CHINA (continued)
166,600	Weibo Corp. - ADR(b)	$9,306,276
		675,309,192
COLUMBIA — 0.1%
222,400	Bancolombia SA - ADR	8,782,576
1,713,880	Ecopetrol SA(e)	792,276
		9,574,852
CZECH REPUBLIC — 0.1%
271,440	Komercni Banka AS	10,516,918
DENMARK — 0.2%
106,000	Genmab A/S(b)	21,081,243
181,782	Jyske Bank A/S	9,714,385
		30,795,628
EGYPT — 0.0%
1,207,817	Commercial International Bank Egypt SAE - GDR	5,163,418
FINLAND — 1.4%
1,192,000	Kone Oyj - Class B(e)	54,612,666
35,970	Neste Oyj	1,468,939
3,471,000	Sampo Oyj - A Shares(e)	166,324,579
		222,406,184
FRANCE — 1.1%
749,000	L’Oreal SA(e)	149,184,822
502,422	TOTAL SA	25,815,609
		175,000,431
GEORGIA — 0.1%
204,802	BGEO Group Plc	9,549,366
GERMANY — 0.7%
1,145,000	Bayerische Motoren Werke AG	109,321,420
GUERNSEY — 0.2%
459,537	Amdocs Ltd.	28,142,046
HONG KONG — 1.5%
3,435,000	AIA Group Ltd.	23,780,718
754,109	ASM Pacific Technology Ltd.	11,226,780
3,386,570	China Merchants Holdings International Co. Ltd.	9,687,296
801,268	China Mobile Ltd.	8,544,895
184,100	China Mobile Ltd. - ADR	9,816,212
10,102,000	China State Construction International Holdings Ltd.	18,338,110
13,552,000	China Unicom Hong Kong Ltd.	17,492,409
229,219	Hong Kong Exchanges and Clearing Ltd.	5,646,231
1,364,000	Jardine Matheson Holdings Ltd.(e)	88,018,920
243,800	Jardine Strategic Holdings Ltd.	10,305,426
1,006,369	Kunlun Energy Co. Ltd.	909,547
2,592,200	Sands China Ltd.	11,764,019
19,808,162	Sino Biopharmaceutical Ltd.	16,298,089
Shares		Value
HONG KONG (continued)
2,662,000	Yue Yuen Industrial Holdings Ltd.(e)	$10,523,633
		242,352,285
HUNGARY — 0.1%
535,017	Richter Gedeon Nyrt	12,955,112
INDIA — 2.3%
1,727,021	Ambuja Cements Ltd.	6,601,500
1,994,000	Asian Paints Ltd.	34,729,944
2,077,100	Axis Bank Ltd.	16,455,681
119,342	Bharat Petroleum Corp. Ltd.	1,334,319
1,018,800	Bharti Airtel Ltd.(b)	5,630,085
1,234,000	Bharti Infratel Ltd.	6,803,976
213,156	Coal India Ltd.	916,674
1,456,934	Dabur India Ltd.	6,494,261
97,233	Eicher Motors Ltd.(e)	39,401,055
104,095	Hindustan Petroleum Corp. Ltd.	867,566
4,042,000	Housing Development Finance Corp. Ltd.	96,582,626
754,700	Maruti Suzuki India Ltd.	76,547,556
3,916,000	Motherson Sumi Systems Ltd.(b)	24,425,540
380,256	Oil & Natural Gas Corp. Ltd.(b)	1,102,701
290,800	Reliance Industries Ltd.(b)	6,306,920
624,100	Sun Pharmaceutical Industries Ltd.	6,227,903
4,149,000	Titan Co. Ltd.(b)(e)	30,329,042
		360,757,349
INDONESIA — 0.2%
6,423,709	Adaro Energy Tbk PT	855,434
17,874,000	Astra International Tbk PT	12,001,823
14,566,762	Bank Rakyat Indonesia Persero Tbk PT	14,097,924
5,886,250	United Tractors Tbk PT	11,879,370
		38,834,551
IRELAND — 0.0%
211,927	Weatherford International Plc(b)	1,222,819
ITALY — 0.1%
549,765	ENI SpA	8,545,725
1,914,383	Saipem SpA(b)	824,960
579,489	Snam SpA	2,561,563
		11,932,248
JAPAN — 4.5%
332,205	Adastria Co. Ltd.	8,251,856
992,000	Asahi Kasei Corp.	9,455,035
443,700	Bandai Namco Holdings, Inc.	13,911,025
336,000	Benesse Holdings, Inc.	10,142,543
86,000	Fast Retailing Co. Ltd.	28,050,774
1,090,000	Hoshizaki Corp.(e)	90,837,407
22,350	Idemitsu Kosan Co. Ltd.	714,759
163,900	Inpex Corp.	1,570,999
652,753	JX Holdings, Inc.	2,945,952

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
4,165,000	KDDI Corp.	$110,425,275
361,814	Megmilk Snow Brand Co. Ltd.	10,791,940
530,200	Mitsubishi Tanabe Pharma Corp.	10,758,577
1,873,093	Morinaga Milk Industry Co. Ltd.	14,786,471
609,338	Nikon Corp.	8,691,163
706,000	Nippon Kayaku Co. Ltd.	9,639,220
395,369	Nippon Telegraph & Telephone Corp.	16,914,239
307,387	Nissin Foods Holdings Co. Ltd.	17,592,546
4,734,000	Nomura Research Institute Ltd.(e)	164,771,653
679,700	NTT Data Corp.	31,523,203
1,472,069	Ono Pharmaceutical Co. Ltd.	30,332,743
3,636,167	Osaka Gas Co. Ltd.	13,611,774
346,772	Sawai Pharmaceutical Co. Ltd.(e)	18,944,530
77,100	Showa Shell Sekiyu KK	744,891
732,800	Terumo Corp.	26,721,974
852,905	Toho Gas Co. Ltd.	6,097,917
1,942,000	Tokyo Gas Co. Ltd.	9,015,340
1,642,652	Toray Industries, Inc.	14,530,784
535,723	Toyo Suisan Kaisha Ltd.(e)	20,088,111
800,603	Zensho Holdings Co. Ltd.(e)	13,703,077
		715,565,778
KENYA — 0.0%
1,197,379	East African Breweries Ltd.	2,668,577
20,627,920	Safaricom Ltd.	3,847,747
		6,516,324
LUXEMBOURG — 0.1%
88,394	Tenaris SA	1,384,617
359,300	Tenaris SA - ADR	11,220,939
		12,605,556
MEXICO — 0.3%
54,500	Fomento Economico Mexicano SAB de CV - ADR	4,907,180
70,400	Grupo Aeroportuario del Sureste SAB de CV - ADR	13,333,760
2,668,400	Grupo Financiero Banorte SAB de CV - Series O	15,399,263
543,600	Grupo Televisa SAB - ADR	13,209,480
		46,849,683
NETHERLANDS — 1.5%
512,000	ASML Holding NV	67,507,200
12,437	Core Laboratories NV	1,378,268
22,129	Koninklijke Vopak NV	998,435
1,385,043	LyondellBasell Industries NV	117,396,245
808,669	Nostrum Oil & Gas Plc(b)	4,696,499
961,505	Royal Dutch Shell Plc - A Shares	24,938,017
Shares		Value
NETHERLANDS (continued)
822,801	Royal Dutch Shell Plc - B Shares	$21,873,376
		238,788,040
NORWAY — 0.0%
251,535	Statoil ASA	4,151,236
PERU — 0.0%
55,700	CrediCorp Ltd.	8,558,862
PHILIPPINES — 0.0%
1,214,700	Universal Robina Corp.	4,181,495
POLAND — 0.2%
337,586	Bank Pekao SA.	12,231,314
52,248	Grupa Lotos SA(b)	814,725
514,603	Polski Koncern Naftowy ORLEN SA	15,388,211
7,316,964	Polskie Gornictwo Naftowe I Gazownictwo SA(e)	12,486,673
		40,920,923
PORTUGAL — 0.0%
102,224	Galp Energia SGPS SA	1,589,003
RUSSIA — 0.2%
355,800	Lukoil PJSC - ADR	17,629,890
1,867,600	Sberbank of Russia PJSC - ADR	22,205,764
		39,835,654
SINGAPORE — 0.6%
2,874,000	Jardine Cycle & Carriage Ltd.(e)	97,154,221
SOUTH AFRICA — 0.7%
606,300	Aspen Pharmacare Holdings Ltd.	12,577,648
880,480	Discovery Ltd.	8,815,506
80,463	Exxaro Resources Ltd.	685,670
339,759	Massmart Holdings Ltd.	3,285,534
350,700	Naspers Ltd. - Class N	66,618,239
295,000	Sasol Ltd.	9,050,603
594,600	Standard Bank Group Ltd.	6,601,056
		107,634,256
SOUTH KOREA — 1.6%
20,615	Amorepacific Corp.	5,290,078
258,573	Hankook Tire Co. Ltd.	13,384,260
25,400	Hanssem Co. Ltd.	4,910,801
320,621	Korea Electric Power Corp.	12,778,067
967,512	LG Display Co. Ltd.	24,997,674
14,700	LG Household & Health Care Ltd.	11,187,451
18,900	NAVER Corp.	13,287,635
44,700	Samsung Electronics Co. Ltd. - GDR	43,820,063
76,700	Samsung Electronics Co. Ltd. - Preference Shares(e)	118,160,735
15,959	SK Innovation Co. Ltd.	2,398,268

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
11,503	S-Oil Corp.	$1,007,865
		251,222,897
SPAIN — 0.0%
50,605	Enagas SA	1,331,246
258,138	Repsol SA	4,087,096
		5,418,342
SWEDEN — 1.4%
1,955,000	Atlas Copco AB - A Shares	73,103,090
41,835	Lundin Petroleum AB(b)	798,697
10,024,000	Svenska Handelsbanken AB - A Shares(e)	142,257,437
		216,159,224
SWITZERLAND — 1.2%
65,649	CHUBB Ltd.	9,010,325
370,500	Coca-Cola HBC AG - CDI	10,278,873
2,185,000	Nestle SA	168,321,859
		187,611,057
TAIWAN — 1.2%
1,241,000	Advantech Co. Ltd.	10,036,260
483,150	Airtac International Group	5,524,734
460,470	Eclat Textile Co. Ltd.	5,044,093
3,864,000	Elite Material Co. Ltd.	15,432,435
328,347	Formosa Petrochemical Corp.	1,148,143
3,181,000	Formosa Plastics Corp.	9,562,716
3,867,275	Hon Hai Precision Industry Co., Ltd.	12,664,041
7,980,000	Kinsus Interconnect Technology Corp.(e)	20,762,653
108,000	Largan Precision Co. Ltd.	17,951,675
3,610,000	Novatek Microelectronics Corp.(e)	13,879,553
6,216,000	Taiwan Semiconductor Manufacturing Co. Ltd.	40,071,990
12,846,871	Uni-President Enterprises Corp.(e)	23,717,169
5,072,000	Vanguard International Semiconductor Corp.(e)	9,683,047
		185,478,509
THAILAND — 0.6%
23,850,000	Airports of Thailand Public Co. Ltd.	27,752,602
31,740,000	CP ALL Public Co. Ltd.(e)	55,973,981
3,001,000	Siam Commercial Bank Public Co. Ltd.	13,534,432
		97,261,015
TURKEY — 0.1%
645,067	Arcelik AS	4,304,139
28,786	Tupras Turkiye Petrol Rafinerileri AS	725,333
3,458,500	Turkiye Garanti Bankasi AS	9,337,692
		14,367,164
Shares		Value
UNITED ARAB EMIRATES — 0.1%
332,700	DP World Ltd.	$6,800,388
5,037,700	Emaar Properties PJSC	9,847,723
362,000	MHP SA - GDR	3,728,599
		20,376,710
UNITED KINGDOM — 4.6%
922,899	Abcam Plc(e)	10,244,077
25,115	Aon Plc	3,009,782
762,768	ASOS Plc(b)	57,498,073
4,142,055	BP Plc	23,739,249
3,410,000	Compass Group Plc	68,811,286
83,689	Petrofac Ltd.	882,871
1,399,501	Reckitt Benckiser Group Plc	128,896,681
11,342,000	RELX NV(e)	219,360,373
282,793,000	Rolls-Royce Holdings Plc(b)	366,274
3,983,000	Rolls-Royce Holdings Plc	41,889,404
60,313	TechnipFMC Plc(b)	1,817,231
29,979	TechnipFMC Plc(b)	901,310
3,318,000	Whitbread Plc(e)	173,403,461
		730,820,072
UNITED STATES — 57.7%
5,259	Affiliated Managers Group, Inc.	870,838
78,699	Aflac, Inc.	5,892,981
1,758,445	AGNC Investment Corp. REIT	37,050,436
49	Alleghany Corp.(b)	29,924
765,800	Allergan Plc	186,747,988
35,360	Allstate Corp. (The)	2,874,414
182,473	Ally Financial Inc.	3,612,965
47,000	Alphabet, Inc. - Class A(b)	43,452,440
242,000	Alphabet, Inc. - Class C(b)	219,242,320
266,400	Amazon.com, Inc.(b)	246,417,336
92,669	American Express Co.	7,344,018
75,965	American International Group, Inc.	4,627,028
15,160	Ameriprise Financial, Inc.	1,938,205
1,824,227	Anadarko Petroleum Corp.	104,017,424
5,651,527	Annaly Capital Management, Inc., REIT	66,744,534
37,654	Antero Resources Corp.(b)	797,888
88,193	Apache Corp.	4,289,708
1,900,409	Apple, Inc.	272,993,753
35,403	Assurant, Inc.	3,407,185
1,640,000	Automatic Data Processing, Inc.	171,363,600
229,890	AutoZone, Inc.(b)	159,127,559
89,855	Baker Hughes, Inc.	5,334,691
617,466	Ball Corp.	47,476,961
1,030,700	Bank of America Corp.	24,056,538
2,940,907	Bank of New York Mellon Corp. (The)	138,399,083
45,740	BB&T Corp.	1,975,053
922,000	Becton Dickinson and Co.	172,386,340
1,082,180	Berkshire Hathaway, Inc. - Class B(b)	178,786,958
227,206	Big Lots, Inc.	11,471,631
144,000	Biogen Inc.(b)	39,054,240

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
435,000	BioMarin Pharmaceutical, Inc.(b)	$41,690,400
4,122	BlackRock Inc.	1,585,198
826,679	Brinker International, Inc.	36,530,945
1,388,000	Bristol-Myers Squibb Co.	77,797,400
92,922	Cabot Oil & Gas Corp.	2,159,507
79,861	Capital One Financial Corp.	6,419,227
1,206,711	Capstead Mortgage Corp. REIT(e)	13,442,761
707,161	CBOE Holdings, Inc.	58,277,138
1,851,016	Charles Schwab Corp. (The)	71,911,972
500,101	Cheesecake Factory, Inc. (The)	32,086,480
38,760	Cheniere Energy, Inc.(b)	1,757,765
424,337	Chevron Corp.	45,276,758
64,000	Chipotle Mexican Grill, Inc.(b)	30,366,080
18,978	Cimarex Energy Co.	2,214,353
19,445	CIT Group, Inc.	900,498
322,948	Citigroup, Inc.	19,092,686
91,236	Citizens Financial Group Inc.	3,349,274
398,946	Clorox Co. (The)	53,335,091
8,313	CME Group, Inc.	965,887
2,371,700	Cognizant Technology Solutions Corp. - Class A(b)	142,847,491
2,242,400	Colgate-Palmolive Co.	161,542,496
1,692,008	Comcast Corp. - Class A	66,309,794
1,384,525	Conagra Brands, Inc.	53,691,880
30,702	Concho Resources, Inc.(b)	3,888,715
275,323	ConocoPhillips	13,190,725
21,146	Continental Resources, Inc.(b)	896,802
333,200	Costco Wholesale Corp.	59,149,664
91,465	Cracker Barrel Old Country Store, Inc.	14,651,778
876,268	Darden Restaurants, Inc.	74,649,271
102,618	Devon Energy Corp.	4,052,385
17,263	Diamondback Energy, Inc.(b)	1,723,538
59,109	Discover Financial Services	3,699,632
511,661	DXC Technology Co.(b)	38,548,540
26,067	E*TRADE Financial Corp.(b)	900,615
456,000	Edwards Lifesciences Corp.(b)	50,009,520
130,191	EOG Resources, Inc.	12,042,668
34,363	EQT Corp.	1,997,865
602,221	Equity Commonwealth REIT(b)	19,265,050
931,114	Exxon Mobil Corp.	76,025,458
716,000	Facebook, Inc. - Class A(b)	107,579,000
129,549	Fifth Third Bancorp	3,164,882
1,777,750	Fluor Corp.(e)	91,234,130
23,419	FNF Group.	959,008
69,678	Franklin Resources, Inc.	3,003,819
280,112	FTI Consulting, Inc.(b)	9,689,074
1,581,300	Gilead Sciences, Inc.	108,398,115
40,705	Goldman Sachs Group, Inc. (The)	9,109,779
722,905	Guess?, Inc.	8,067,620
188,235	Halliburton Co.	8,636,222
447,069	Heartland Express, Inc.	8,995,028
26,443	Helmerich & Payne, Inc.	1,603,504
Shares		Value
UNITED STATES (continued)
58,021	Hess Corp.	$2,833,165
5,956,200	Hewlett Packard Enterprise Co.	110,964,006
43,190	HollyFrontier Corp.	1,215,367
275,000	Illumina, Inc.(b)	50,836,500
321,130	International Business Machines Corp.	51,473,928
86,521	Invesco Ltd.(e)	2,850,002
254,845	Jack Henry & Associates, Inc.	24,699,577
1,427,400	Johnson & Johnson	176,241,078
2,390,132	JPMorgan Chase & Co.	207,941,484
425,258	Kinder Morgan, Inc.	8,773,073
1,808,000	Kraft Heinz Co. (The)	163,425,120
733,000	Las Vegas Sands Corp.	43,239,670
21,922	Lincoln National Corp.	1,445,317
525,574	Lockheed Martin Corp.	141,615,914
27,466	Loews Corp.	1,280,465
189,624	Marathon Oil Corp.	2,819,709
124,548	Marathon Petroleum Corp.	6,344,475
169,000	Markel Corp.(e)	163,862,400
49,182	Marsh & McLennan Cos., Inc.	3,645,862
1,650,000	Mastercard, Inc. - Class A	191,928,000
4,996,300	Mattel, Inc.	112,017,046
499,000	Medidata Solutions, Inc.(b)	32,649,570
974,700	Merck & Co., Inc.	60,753,051
89,401	MetLife, Inc.	4,631,866
16,444	Moody’s Corp.	1,945,654
134,838	Morgan Stanley.	5,847,924
427,024	Motorola Solutions, Inc.	36,711,253
23,284	MSCI, Inc.	2,335,851
47,034	Murphy Oil Corp.	1,231,350
81,701	National Oilwell Varco, Inc.	2,857,084
262,000	Netflix, Inc.(b)	39,876,400
150,068	New York Community Bancorp, Inc.	1,994,404
37,113	Newfield Exploration Co.(b)	1,284,852
354,989	NIC, Inc.(e)	7,579,015
762,000	NIKE, Inc. - Class B	42,222,420
629,452	NiSource, Inc.	15,264,211
88,282	Noble Energy, Inc.	2,854,157
52,173	Northrop Grumman Corp.	12,832,471
2,162,144	Occidental Petroleum Corp.	133,058,342
52,487	ONEOK, Inc.	2,761,341
4,533,820	Oracle Corp.	203,840,547
44,400	Parsley Energy, Inc. - Class A(b)	1,322,675
466,697	People’s United Financial, Inc.	8,153,197
1,970,800	PepsiCo, Inc.	223,252,224
1,904,000	Philip Morris International, Inc.	211,039,360
105,465	Phillips 66	8,390,795
36,536	Pioneer Natural Resources Co.	6,320,363
34,682	PNC Financial Services Group, Inc. (The)	4,153,170
202,600	Priceline Group, Inc. (The)(b)	374,165,732
50,380	Principal Financial Group, Inc.	3,281,249
18,857	Progressive Corp. (The)	749,000
68,307	Prudential Financial, Inc.	7,310,898

11

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
3,066,800	QUALCOMM, Inc.	$164,809,832
2,181,900	Quest Diagnostics, Inc.(e)	230,212,269
3,021,462	Range Resources Corp.	80,038,528
271,841	Raytheon Co.	42,192,442
158,000	Regeneron Pharmaceuticals, Inc.(b)	61,381,420
118,873	Regions Financial Corp.	1,634,504
28,684	Reinsurance Group of America, Inc.	3,586,647
783,954	Republic Services, Inc.	49,381,262
24,773	S&P Global Inc.	3,324,289
314,093	Schlumberger Ltd.	22,800,011
112,789	Southwestern Energy Co.(b)	847,045
815,000	Starbucks Corp.	48,948,900
18,866	State Street Corp.	1,582,857
21,096	SunTrust Banks, Inc.	1,198,464
328,838	Super Micro Computer, Inc.(b)	8,023,647
2,790,929	Synchrony Financial	77,587,826
44,161	T Rowe Price Group, Inc.	3,130,573
42,938	Targa Resources Corp.	2,367,172
25,085	TD Ameritrade Holding Corp.	960,003
29,793	Tesoro Corp.	2,374,800
2,560,000	Texas Instruments, Inc.	202,700,800
10,798	Torchmark Corp.	828,315
51,154	Travelers Cos., Inc. (The)	6,223,396
170,990	Tyson Foods, Inc. - Class A	10,987,817
247,000	Under Armour, Inc. - Class A(b)	5,308,030
249,044	Under Armour, Inc. - Class C(b)	4,833,944
1,009,900	UnitedHealth Group, Inc.	176,611,312
83,720	Unum Group	3,878,748
4,089,273	US Bancorp	209,697,919
246,826	Vail Resorts, Inc.	48,787,627
105,816	Valero Energy Corp.	6,836,772
2,974,874	Verizon Communications, Inc.	136,576,465
1,013,000	Visa, Inc. - Class A	92,405,860
18,677	Voya Financial, Inc.	698,146
1,026,200	Wabtec Corp.	86,087,918
1,733,300	Walgreens Boots Alliance, Inc.	149,999,782
789,659	Wal-Mart Stores, Inc.	59,366,564
530,000	Walt Disney Co. (The)	61,268,000
769,981	Waste Management, Inc.	56,039,217
2,165,798	Wells Fargo & Co.	116,606,564
368,100	Whirlpool Corp.	68,348,808
1,556,000	Whole Foods Market, Inc.	56,591,720
186,923	Williams Cos., Inc. (The)	5,725,451
725,000	Workday, Inc. - Class A(b)	63,365,000
29,826	WR Berkley Corp.	2,027,571
		9,188,774,348
Total Common Stocks (Cost $12,163,859,481)		14,896,073,101
MASTER LIMITED PARTNERSHIPS — 0.2%
UNITED STATES — 0.2%
403,980	Alliance Resource Partners LP(e)	8,584,575
Shares		Value
UNITED STATES (continued)
188,768	AmeriGas Partners LP(e)	$8,498,335
27,586	Plains GP Holdings LP - Class A(e)	821,235
196,391	Spectra Energy Partners LP(e)	8,867,054
		26,771,199
Total Master Limited Partnerships (Cost $27,869,376)		26,771,199
PREFERRED STOCKS — 0.0%
SOUTH KOREA — 0.0%
9,400	Samsung Electronics Co. Ltd. - GDR, 6.74%	7,240,619
Total Preferred Stocks (Cost $4,604,359)		7,240,619
PARTICIPATION NOTES — 0.0%
UNITED KINGDOM — 0.0%
164,852	HSBC Bank Plc (Qatar National Bank), 3.50 QAR due 9/9/19(f)	6,576,771
Total Participation Notes (Cost $6,468,818)		6,576,771

Principal
Amount
U.S. GOVERNMENT AGENCIES — 1.2%
Federal Home Loan Bank — 1.2%
$7,000,000	0.70%, 05/08/17(c)	6,998,992
8,200,000	0.74%, 05/16/17(c)	8,197,474
8,000,000	0.76%, 05/18/17(c)	7,997,208
25,000,000	0.75%, 05/22/17(c)	24,989,200
95,000,000	0.79%, 05/24/17(c)	94,955,065
40,000,000	0.77%, 06/16/17(c)	39,959,640
Total U.S. Government Agencies (Cost $183,097,456)		183,097,579

Shares		Value
EXCHANGE TRADED FUNDS — 3.8%
1,975,000	Energy Select Sector SPDR Fund	133,984,000
3,823,600	iShares MSCI Eurozone ETF	150,038,064
1,317,525	iShares S&P 500 Index Fund	315,626,289
Total Exchange Traded Funds (Cost $590,243,418)		599,648,353

12

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 1.1%
168,591,500	Federated Government Obligations Fund, 0.41%(d)	$168,591,500

Total Investment Company (Cost $168,591,500)		168,591,500
TOTAL INVESTMENTS — 99.8% (Cost $13,144,734,408)(a)		$15,887,999,122
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		35,967,496
NET ASSETS — 100.0%		$15,923,966,618

(a)	Cost for federal income tax purposes is $13,156,496,088 and net unrealized appreciation of investments is as follows:
	Unrealized appreciation	$3,039,168,639
	Unrealized depreciation	(307,665,605)
	Net unrealized appreciation	$2,731,503,034
(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at April 30, 2017.
(e)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $1,370,549,420 or 8.61% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $6,576,771 which is 0.04% of net assets.

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

GDR-Global Depositary Receipt

QAR-Qatari Rial

REIT-Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Information Technology	20.4%
Consumer Discretionary	15.8
Consumer Staples	12.4
Health Care	11.3
Industrials	8.8
Banks	6.6
Energy	6.3
Diversified Financials	3.8
Insurance	3.3
Telecommunication Services	2.0
Materials	1.6
Real Estate	0.9
Utilities	0.5
Other*	6.3
100.0%

*	Includes cash and equivalents, participation notes, exchange traded funds, U.S. Government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments	April 30, 2017
(Unaudited)

		Percentage of
Shares		Net Assets (%)	Value
COMMON STOCKS — 93.5%
AUSTRALIA — 1.7%
39,472,012	Other Securities	1.7	$101,587,935
AUSTRIA — 0.2%
310,632	Other Securities	0.2	11,647,799
BELGIUM — 0.2%
401,689	Other Securities	0.2	12,077,776
BERMUDA — 1.1%
359,323	Argo Group International Holdings Ltd.(b)	0.4	23,697,352
890,982	Other Securities	0.7	41,474,933
			65,172,285
BRAZIL — 0.4%
5,615,368	Other Securities	0.4	26,682,373
CAMBODIA — 0.0%
166,000	Other Securities	0.0	91,981
CANADA — 2.3%
1,380,632	CAE, Inc.	0.4	21,088,002
635,000	Ritchie Bros Auctioneers, Inc.(c)	0.3	20,802,600
9,596,307	Other Securities	1.6	99,644,752
			141,535,354
CAYMAN ISLANDS — 0.0%
41,457	Other Securities	0.0	2,541,314
CHILE — 0.1%
50,133,807	Other Securities	0.1	6,148,678
CHINA — 1.6%
170,170,011	Other Securities	1.6	98,183,255
CURACAO — 0.1%
71,060	Other Securities	0.1	2,713,071
DENMARK — 0.4%
778,996	Other Securities	0.4	25,721,454
FAEROE ISLANDS — 0.0%
7,482	Other Securities	0.0	253,583
FINLAND — 0.3%
1,264,802	Other Securities	0.3	19,390,413
FRANCE — 1.5%
1,966,481	Other Securities	1.5	92,909,309
GABON — 0.0%
52	Other Securities	0.0	8,883
GERMANY — 1.8%
152,665	MTU Aero Engines AG	0.4	21,893,147
2,002,996	Other Securities	1.4	87,805,802
			109,698,949
GIBRALTAR — 0.0%
23,380	Other Securities	0.0	84,638
		Percentage of
Shares		Net Assets (%)	Value
GREECE — 0.0%
116,197	Other Securities	0.0	$128,992
GUERNSEY — 0.0%
15,253	Other Securities	0.0	508,602
HONG KONG — 1.4%
193,374,125	Other Securities	1.4	85,662,747
HUNGARY — 0.0%
58,553	Other Securities	0.0	362,706
INDIA — 1.7%
24,969,702	Other Securities	1.7	104,360,127
INDONESIA — 0.5%
354,225,273	Other Securities	0.5	29,807,885
IRELAND — 1.5%
826,557	Allegion Plc	1.1	65,000,442
8,959,273	Other Securities	0.4	22,833,384
			87,833,826
ISLE OF MAN — 0.0%
72,421	Other Securities	0.0	501,383
ISRAEL — 1.5%
710,833	Check Point Software Technologies Ltd.(d)	1.2	73,933,740
4,052,559	Other Securities	0.3	14,367,960
			88,301,700
ITALY — 0.4%
4,672,982	Other Securities	0.4	21,025,980
JAPAN — 5.0%
28,980,125	Other Securities	5.0	301,021,768
JERSEY CHANNEL ISLANDS — 0.0%
455,891	Other Securities	0.0	1,722,221
JORDAN — 0.0%
29,542	Other Securities	0.0	741,152
LUXEMBOURG — 0.2%
347,570	Other Securities	0.2	13,473,255
MACAU — 0.0%
87,200	Other Securities	0.0	198,652
MALAYSIA — 0.5%
45,943,033	Other Securities	0.5	26,731,964
MALTA — 0.0%
34,973	Other Securities	0.0	362,669
MARTINIQUE — 0.0%
12,500	Other Securities	0.0	206,220
MEXICO — 0.4%
16,279,675	Other Securities	0.4	24,496,345
NETHERLANDS — 0.6%
2,048,087	Other Securities	0.6	33,168,146
NEW ZEALAND — 0.7%
14,033,806	Other Securities	0.7	41,389,491

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

		Percentage of
Shares		Net Assets (%)	Value
NORWAY — 0.1%
1,349,514	Other Securities	0.1	$6,271,050
PANAMA — 0.0%
358	Other Securities	0.0	41,678
PERU — 0.1%
2,983,490	Other Securities	0.1	3,860,938
PHILIPPINES — 0.2%
45,380,800	Other Securities	0.2	13,364,323
POLAND — 0.1%
1,077,009	Other Securities	0.1	3,553,615
PORTUGAL — 0.0%
2,470,181	Other Securities	0.0	1,583,179
PUERTO RICO — 0.0%
93,729	Other Securities	0.0	1,539,698
ROMANIA — 0.0%
19,753	Other Securities	0.0	216,527
SINGAPORE — 1.0%
34,736,000	Other Securities	1.0	59,275,833
SOUTH AFRICA — 0.5%
8,350,740	Other Securities	0.5	27,971,510
SOUTH KOREA — 1.3%
5,165,898	Other Securities	1.3	75,457,571
SPAIN — 0.3%
2,827,087	Other Securities	0.3	18,335,457
SWEDEN — 0.8%
3,246,637	Other Securities	0.8	49,352,503
SWITZERLAND — 1.6%
544,300	Allied World Assurance Co. Holdings AG	0.5	28,896,887
1,195,382	Other Securities	1.1	67,499,317
			96,396,204
TAIWAN — 1.3%
77,145,849	Other Securities	1.3	80,688,448
THAILAND — 0.3%
63,284,656	Other Securities	0.3	19,404,193
TURKEY — 0.1%
3,304,494	Other Securities	0.1	4,186,357
UKRAINE — 0.0%
8,605	Other Securities	0.0	153,059
UNITED ARAB EMIRATES — 0.0%
64,871	Other Securities	0.0	89,062
UNITED KINGDOM — 4.9%
400,493	Croda International Plc	0.3	19,524,611
824,756	Steris Plc(b)	1.0	60,866,993
32,207,182	Other Securities	3.6	217,794,895
			298,186,499
Shares		Percentage of Net Assets (%)	Value
UNITED STATES — 54.8%
493,187	Advance Auto Parts, Inc.	1.2	$70,101,600
642,600	AdvancePierre Foods Holdings, Inc.	0.4	26,102,412
737,092	ANSYS, Inc.(b)(d)	1.3	81,198,055
1,237,795	Axalta Coating Systems Ltd.(d)	0.6	38,829,629
381,151	Blackbaud, Inc.	0.5	30,648,352
450,917	CONMED Corp.(b)	0.4	22,167,080
364,920	Cooper Cos., Inc. (The)	1.2	73,104,424
1,801,569	CoreLogic, Inc.(b)(d)	1.3	76,999,059
245,000	CR Bard, Inc.	1.3	75,332,600
801,500	Dover Corp.	1.1	63,222,320
794,152	Dun & Bradstreet Corp. (The)(b)	1.4	87,047,001
455,668	Financial Engines, Inc.	0.3	19,365,890
320,000	Guidewire Software, Inc.(d)	0.3	19,676,800
3,594,109	Hanesbrands, Inc.	1.3	78,387,517
452,674	HB Fuller Co.	0.4	23,914,767
146,577	ICU Medical, Inc.(d)	0.4	22,543,543
491,432	IDEX Corp.(b)	0.9	51,482,416
731,948	Integra LifeScience Holdings Corp.(d)	0.6	33,647,650
450,800	JM Smucker Co. (The)	0.9	57,125,376
481,418	John Wiley & Sons, Inc. - Class A(b)	0.4	25,370,729
1,930,455	KAR Auction Services, Inc.(b)	1.4	84,206,447
794,000	Laboratory Corp of America Holdings(d)	1.8	111,279,100
210,617	LogMein, Inc.	0.4	23,799,721
1,441,000	Nasdaq, Inc.(b)	1.6	99,241,670
1,818,900	Newell Brands, Inc.	1.4	86,834,286
311,976	NuVasive, Inc.(d)	0.4	22,621,380
486,043	Omnicell, Inc.(d)	0.3	20,122,180
550,584	Qualys, Inc.(b)(d)	0.4	21,142,426
11,694,600	Samsonite International SA(b)	0.8	45,179,599
506,664	SIX Flags Entertainment Corp.	0.5	31,722,233
520,091	Snap-on, Inc.	1.4	87,130,845
731,000	Snyder’s-Lance, Inc.	0.4	25,775,060
646,803	Spectrum Brands Holdings, Inc.(b)	1.5	92,964,995
351,264	TreeHouse Foods, Inc.(d)	0.5	30,770,726
1,350,000	Vantiv, Inc. - Class A(d)	1.4	83,754,000
1,123,982	Wabtec Corp.(b)	1.6	94,290,850
451,351	Waters Corp.(d)	1.3	76,680,021
968,700	Welbilt, Inc.(d)	0.3	19,858,350
220,353	WEX, Inc.(d)	0.4	22,357,015
1,028,544	Wolverine World Wide, Inc.	0.4	24,798,196
1,133,031	Wyndham Worldwide Corp.	1.8	107,989,185
41,733,459	Other Securities	18.6	1,121,114,775
			3,309,900,280
Total Common Stocks (Cost $4,278,654,337)			5,648,282,865

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

		Percentage of
Shares		Net Assets (%)	Value
INVESTMENT COMPANY — 0.8%
47,293,000	SEI Daily Income Trust Government II Fund, Class A 0.60%(e)	0.8	$47,293,000
Total Investment Company (Cost $47,293,000)			47,293,000
EXCHANGE TRADED FUNDS — 1.8%
172,750	iShares Core S&P Small Cap Index Fund	0.2	12,056,223
860,000	SPDR S&P Oil & Gas Exploration & Production Index Fund	0.5	30,057,000
495,750	Vanguard Small-Cap ETF	1.1	66,638,715
Total Exchange Traded Funds (Cost $86,919,149)			108,751,938

RIGHTS/WARRANTS — 0.0%
732,465	Other Rights/Warrants	0.0	$79,476
Total Rights/Warrants (Cost $46,069)			79,476

Principal
Amount
U.S. GOVERNMENT AGENCIES — 2.5%
Federal Home Loan Bank — 2.5%
$13,000,000	0.60%, 05/01/2017(f)		13,000,000
12,000,000	0.74%, 05/16/2017(f)		11,996,304
15,000,000	0.75%, 05/22/2017(f)		14,993,520
11,000,000	0.76%, 05/05/2017(f)		10,999,098
13,000,000	0.76%, 05/16/2017(f)		12,995,996
41,000,000	0.76%, 05/18/2017(f)		40,985,691
10,000,000	0.76%, 06/07/2017(f)		9,991,880
40,000,000	0.79%, 05/24/2017(f)		39,981,080
Total U.S. Government Agencies (Cost $154,943,770)			154,943,569

Shares
CASH SWEEP — 1.1%
68,349,402	Citibank - US Dollars on Deposit in Custody Account, 0.08%(e)	1.1	$68,349,402
Total Cash Sweep (Cost $68,349,402)			68,349,402
TOTAL INVESTMENTS — 99.7% (Cost $4,636,205,727)(a)			$6,027,700,250
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			15,442,646
NET ASSETS — 100.0%			$6,043,142,896

(a)	Cost for federal income tax purposes is $4,640,580,193 and net unrealized appreciation of investments is as follows:

	Unrealized appreciation	$1,513,072,146
	Unrealized depreciation	(125,952,089)
	Net unrealized appreciation	$1,387,120,057

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $495,506,691 or 8.20% of net assets.
(c)	Securities incorporated in the same country but traded on different exchanges.
(d)	Non-income producing security.
(e)	The rate shown is the current yield as of April 30, 2017.
(f)	The rate represents the annualized yield at time of purchase.

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Level 3 common stocks and rights with a value of $1,696,675 (cost of $9,221,306) or 0.03% of net assets were fair valued by the Board of Directors.

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Industrials	21.5%
Consumer Discretionary	15.1
Health Care	13.2
Information Technology	13.1
Consumer Staples	8.5
Materials	5.8
Banks	3.8
Diversified Financials	3.4
Real Estate	3.0
Insurance	2.6
Utilities	2.0
Energy	1.1
Telecommunication Services	0.4
Other*	6.5
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

17

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments	April 30, 2017
(Unaudited)

Shares		Value
COMMON STOCKS — 9.6%
BELGIUM — 0.1%
57,046	Groupe Bruxelles Lambert SA	$5,468,964
BERMUDA — 0.6%
47,944	Aspen Insurance Holdings Ltd.	2,509,869
21,769	Everest Re Group Ltd.	5,479,475
85,518	RenaissanceRe Holdings Ltd.	12,158,094
207,105	Validus Holdings Ltd.	11,448,764
		31,596,202
CANADA — 0.0%
16,960	Waste Connections, Inc.	1,560,263
CHINA — 0.5%
137,000	AAC Technologies Holdings, Inc.	2,011,403
10,436,000	Bank of China Ltd. - H Shares	5,058,106
6,333,000	China Construction Bank Corp. - H Shares	5,145,636
1,824,000	China Lesso Group Holdings Ltd.	1,453,882
5,000,000	China SCE Property Holdings Ltd.	1,889,861
2,936,500	China Shenhua Energy Co. Ltd. - H Shares	6,848,253
7,750,000	Industrial & Commercial Bank of China Ltd. - H Shares	5,061,485
		27,468,626
DENMARK — 0.0%
14,478	ALK-Abello A/S	2,258,129
HONG KONG — 0.5%
4,772,000	Anxin-China Holdings Ltd.(b)(c)(d)	44,295
235,000	Cheung Kong Infrastructure Holdings Ltd.	2,058,952
2,236,000	China Lumena New Materials Corp.(b)(c)(d)	0
888,000	China State Construction International Holdings Ltd.	1,611,982
242,300	Hang Seng Bank Ltd.	4,912,444
2,558,000	Hong Kong & China Gas Co. Ltd.	5,110,508
2,498,000	Hopewell Highway Infrastructure Ltd.	1,445,165
714,000	Link REIT (The)	5,135,832
237,900	VTech Holdings Ltd.	3,014,141
1,419,000	Yue Yuen Industrial Holdings Ltd.	5,609,705
		28,943,024
INDONESIA — 0.0%
256,300	Gudang Garam Tbk PT	1,276,789
ISRAEL — 0.0%
3,380,624	Oil Refineries Ltd.	1,341,310
JAPAN — 0.7%
210,600	Duskin Co. Ltd.(b)	4,723,032
Shares		Value
JAPAN (continued)
127,200	EDION Corp.	$1,240,336
550,000	Fukuyama Transporting Co. Ltd.(b)	3,345,145
29,600	Kobayashi Pharmaceutical Co. Ltd.	1,550,697
42,000	Mochida Pharmaceutical Co. Ltd.	3,164,835
98,200	Nikon Corp.	1,400,655
95,000	Nippon Kayaku Co. Ltd.	1,297,062
63,800	NTT Data Corp.	2,958,924
358,000	Osaka Gas Co. Ltd.	1,340,152
49,800	Park24 Co. Ltd.	1,284,369
37,600	Sankyo Co. Ltd.	1,310,392
171,600	Takasago Thermal Engineering Co. Ltd.	2,656,933
57,800	Toyo Suisan Kaisha Ltd.	2,167,338
261,600	Yokogawa Electric Corp.	4,038,696
314,300	Zensho Holdings Co. Ltd.	5,379,542
		37,858,108
MOROCCO AND ANTILLES — 0.1%
89,296	Attijariwafa Bank	3,679,360
37,590	Cosumar	1,476,910
83,286	Maroc Telecom	1,163,346
		6,319,616
NETHERLANDS — 0.1%
147,229	Aalberts Industries NV	5,840,919
PAKISTAN — 0.1%
886,600	Hub Power Co. Ltd. (The)	1,097,977
426,000	Lucky Cement Ltd.(b)	3,586,728
		4,684,705
QATAR — 0.1%
101,562	Ooredoo QSC	2,895,157
265,381	United Development Co. QSC	1,398,583
		4,293,740
SINGAPORE — 0.3%
4,114,600	Mapletree Industrial Trust, REIT(b)	5,271,541
732,300	Oversea-Chinese Banking Corp. Ltd.	5,136,557
327,400	United Overseas Bank Ltd.	5,108,485
		15,516,583
SOUTH KOREA — 0.1%
100,020	LG Display Co. Ltd.	2,584,224
224,489	LG Uplus Corp.	2,850,748
26,694	S-1 Corp.	2,289,599
		7,724,571
SWITZERLAND — 0.1%
65,651	Nestle SA	5,057,436
TAIWAN — 0.6%
408,000	Elite Material Co. Ltd.	1,629,512

18

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
TAIWAN (continued)
8,726,000	First Financial Holding Co. Ltd.	$5,321,614
363,000	Formosa Petrochemical Corp.	1,269,315
426,000	Formosa Plastics Corp.	1,280,640
1,061,880	Foxconn Technology Co. Ltd.	3,237,976
9,261,000	Hua Nan Financial Holdings Co. Ltd.	5,187,461
878,000	LCY Chemical Corp.	1,262,974
434,000	Novatek Microelectronics Corp.	1,668,622
1,468,000	Siliconware Precision Industries Co. Ltd.	2,379,278
10,668,000	Taiwan Cooperative Financial Holding Co. Ltd.	5,427,523
1,998,000	Uni-President Enterprises Corp.	3,688,595
		32,353,510
UNITED ARAB EMIRATES — 0.1%
6,498,541	Dana Gas PJSC(d)	778,480
493,975	Emirates Telecommunications Group Co. PJSC	2,346,818
		3,125,298
UNITED KINGDOM — 0.2%
42,536	Aon Plc	5,097,514
359,378	Cineworld Group Plc	3,276,891
		8,374,405
UNITED STATES — 5.4%
26,730	3M Co.	5,234,536
62,716	Aaron’s, Inc.(d)	2,254,013
86,051	AGNC Investment Corp. REIT	1,813,095
96,712	Altria Group, Inc.	6,941,987
94,239	AMETEK, Inc.	5,390,471
28,496	Amgen, Inc.	4,653,967
642,895	Annaly Capital Management, Inc., REIT	7,592,590
17,385	Anthem, Inc.	3,092,618
442,833	Apollo Investment Corp.	3,006,836
90,678	Arthur J Gallagher & Co.	5,060,739
69,823	Brinker International, Inc.	3,085,478
376,820	Capitol Federal Financial, Inc.	5,512,877
489,618	Capstead Mortgage Corp. REIT	5,454,345
3,161	Cardinal Health, Inc.	229,457
81,688	CBOE Holdings, Inc.	6,731,908
52,423	Cheesecake Factory, Inc. (The)	3,363,460
198,000	Cisco Systems, Inc.	6,745,860
79,120	Clorox Co. (The)	10,577,553
171,165	Conagra Brands, Inc.	6,637,779
19,478	Consolidated Edison, Inc.	1,544,216
24,618	Cracker Barrel Old Country Store, Inc.	3,943,557
59,256	Danaher Corp.	4,937,802
104,090	Darden Restaurants, Inc.	8,867,427
68,229	Discover Financial Services	4,270,453
52,849	Dr Pepper Snapple Group, Inc.	4,843,611
48,665	DTE Energy Co.	5,089,872
39,294	Equity Commonwealth REIT(d)	1,257,015
61,890	FTI Consulting, Inc.(d)	2,140,775
Shares		Value
UNITED STATES (continued)
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	$258,750
80,000	Gilead Sciences, Inc.	5,484,000
20,639	Goldman Sachs Group, Inc. (The)	4,619,008
40,505	Honeywell International, Inc.	5,311,826
52,628	IDEX Corp.	5,513,309
60,000	Intel Corp.	2,169,000
23,879	International Business Machines Corp.	3,827,565
41,822	Johnson & Johnson	5,163,762
6,261	Lockheed Martin Corp.	1,687,026
70,808	Marsh & McLennan Cos., Inc.	5,248,997
51,350	McCormick & Co., Inc. - Non Voting Shares	5,129,865
38,500	Microsoft Corp.	2,635,710
31,665	Motorola Solutions, Inc.	2,722,240
123,571	Mueller Industries, Inc.	3,959,215
17,581	National HealthCare Corp.	1,308,378
164,013	NIC, Inc.	3,501,678
127,897	NiSource, Inc.	3,101,502
8,861	Northrop Grumman Corp.	2,179,452
69,753	Northwest Bancshares, Inc.	1,125,813
56,481	Omnicom Group, Inc.	4,638,220
78,424	Paychex, Inc.	4,648,975
249,660	People’s United Financial, Inc.	4,361,560
26,964	ProAssurance Corp.	1,669,072
40,000	QUALCOMM, Inc.	2,149,600
35,179	Quest Diagnostics, Inc.	3,711,736
32,911	Raytheon Co.	5,108,116
83,337	Republic Services, Inc.	5,249,398
25,758	Roper Industries, Inc.	5,633,275
93,209	RPM International, Inc.	4,899,065
89,304	Sonoco Products Co.	4,671,492
39,913	Stanley Black & Decker, Inc.	5,434,155
43,647	Super Micro Computer, Inc.(d)	1,064,987
65,650	T Rowe Price Group, Inc.	4,653,929
18,405	Target Corp.	1,027,919
33,093	Thermo Fisher Scientific, Inc.	5,471,266
40,478	Travelers Cos., Inc. (The)	4,924,553
3,144	Tyson Foods, Inc. - Class A	202,033
41,796	United Parcel Service, Inc. - Class B	4,491,398
107,495	Unum Group	4,980,243
17,669	Vail Resorts, Inc.	3,492,455
58,233	Verizon Communications, Inc.	2,673,477
122,902	Wal-Mart Stores, Inc.	9,239,772
68,651	Waste Management, Inc.	4,996,420
		294,614,509
Total Common Stocks (Cost $466,927,480)		525,676,707

19

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
CLOSED-END FUNDS — 6.4%
UNITED STATES — 6.4%
439,779	AllianceBernstein Global High Income Fund, Inc.(b)	$5,651,160
340,493	Apollo Tactical Income Fund, Inc.(b)	5,645,374
490,115	Ares Dynamic Credit Allocation Fund, Inc.(b)	7,944,764
118,906	Avenue Income Credit Strategies Fund(b)	1,681,331
420,658	Barings Global Short Duration High Yield Fund(b)	8,400,540
96,659	Barings Participation Investors(b)	1,379,324
349,790	BlackRock Credit Allocation Income Trust(b)	4,690,684
206,270	BlackRock Defined Opportunity Credit Trust(b)	2,840,338
715,000	BlackRock Income Trust, Inc.(b)	4,461,600
603,675	Blackrock Limited Duration Income Trust(b)	9,483,734
896,397	Blackrock Multi-Sector Income Trust(b)	16,117,218
1,097,422	Blackstone/GSO Strategic Credit Fund(b)	17,887,979
332,889	Brookfield Real Assets Income Fund, Inc(b)	7,779,616
731,621	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(b)	19,044,095
224,550	Cohen & Steers Quality Income Realty Fund, Inc.	2,898,941
230,228	Cohen & Steers REIT and Preferred Income Fund, Inc.(b)	4,579,235
786,668	Doubleline Income Solutions Fund(b)	16,189,627
185,000	Dreyfus Strategic Municipals, Inc.(b)	1,615,050
106,106	Eaton Vance Municipal Income Trust(b)	1,366,645
202,221	First Trust High Income Long/Short Fund(b)	3,498,423
717,205	First Trust Intermediate Duration Preferred & Income Fund(b)	16,933,210
72,621	Guggenheim Credit Allocation Fund(b)	1,697,153
226,895	Guggenheim Strategic Opportunities Fund(b)	4,751,181
225,060	Invesco Advantage Municipal Income Trust II(b)	2,552,180
1,401,711	Invesco Dynamic Credit Opportunities Fund(b)	17,227,028
2,810,475	Invesco Senior Income Trust(b)	13,209,233
100,000	Invesco Value Municipal Income Trust	1,487,000
Shares		Value
UNITED STATES (continued)
205,030	KKR Income Opportunities Fund(b)	$3,563,421
177,191	Legg Mason BW Global Income Opportunities Fund, Inc.(b)	2,307,027
341,023	NexPoint Credit Strategies Fund(b)	8,003,810
111,600	Nuveen Credit Strategies Income Fund	988,776
185,000	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	2,743,550
178,740	Nuveen Mortgage Opportunity Term Fund(b)	4,459,563
306,585	Nuveen Preferred & Income Term Fund(b)	7,661,559
1,378,320	Nuveen Preferred Securities Income Fund(b)	13,604,018
201,288	PIMCO Corp. & Income Strategy Fund(b)	3,315,213
760,803	PIMCO Dynamic Credit Income Fund	16,661,586
158,157	PIMCO Dynamic Income Fund	4,621,348
1,026,384	PIMCO Income Strategy Fund II(b)	10,643,602
588,946	Pioneer Floating Rate Trust(b)	7,267,593
321,352	Pioneer Municipal High Income Advantage Trust(b)	3,608,783
884,733	Prudential Global Short Duration High Yield Fund, Inc.(b)	13,456,789
773,973	Prudential Short Duration High Yield Fund, Inc.(b)	12,019,801
144,458	Stone Harbor Emerging Markets Income Fund(b)	2,372,000
1,766,093	Voya Prime Rate Trust(b)	9,660,529
1,380,400	Wells Fargo Advantage Income Opportunities Fund(b)	11,926,656
936,959	Western Asset High Income Fund II, Inc.(b)	6,952,236
19,887	Western Asset Variable Rate Strategic Fund, Inc.(b)	332,710
Total Closed-End Funds (Cost $334,418,786)		347,183,233
EXCHANGE TRADED FUNDS — 11.9%
UNITED STATES — 11.9%
240,790	Consumer Discretionary Select Sector SPDR Fund	21,685,547
285,000	Energy Select Sector SPDR Fund	19,334,400
2,340,000	Financial Select Sector SPDR Fund	55,060,200
424,595	Health Care Select Sector SPDR Fund	32,056,923
160,000	Industrial Select Sector SPDR Fund	10,614,400
500,000	iShares China Large-Cap ETF	19,265,000

20

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
535,000	iShares Edge MSCI Minimum Volatility USA ETF	$25,888,650
175,000	iShares Global Healthcare ETF(b)	18,345,250
155,000	iShares JP Morgan USD Emerging Markets Bond ETF	17,856,000
1,131,135	iShares MSCI EAFE ETF	72,166,413
315,000	iShares MSCI Emerging Markets Index Fund	12,618,900
802,835	iShares MSCI Germany ETF	23,828,143
1,338,750	iShares MSCI Japan ETF	69,427,575
305,000	iShares MSCI Singapore Capped ETF	7,008,900
190,000	iShares MSCI Sweden Capped ETF	6,290,900
302,000	iShares MSCI Switzerland Capped ETF	10,038,480
245,000	iShares MSCI Taiwan Capped ETF	8,271,200
290,000	iShares Russell 1000 Value ETF	33,268,800
1,686,000	iShares US Preferred Stock ETF	65,770,860
72,276	iShares US Real Estate ETF	5,704,744
389,600	SPDR S&P Dividend ETF	34,541,936
682,107	Technology Select Sector SPDR Fund	37,092,979
55,215	WisdomTree Europe SmallCap Dividend Fund	3,489,036
809,760	WisdomTree Japan Hedged Equity Fund	41,354,443
Total Exchange Traded Funds (Cost $603,115,216)		650,979,679
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
3,371	Atrium XIII Warehouse, 10.15%(b)(e)	3,370,562
1,384	Cedar Funding VII CLO Ltd., 9.15%(b)(e)	1,384,250
104,500	New York Community Capital Trust V, 6.00%(b)	5,230,225
Total Preferred Stocks (Cost $9,845,738)		9,985,037

Principal Amount
BANK LOANS — 0.3%
UNITED STATES — 0.3%
$15,400,000	Lone Star LPST Future Funding Term Loan, 3.42%, 10/09/18(b)	15,111,250
Total Bank Loans (Cost $15,400,000)		15,111,250

Principal Amount			Value
CORPORATE BONDS — 10.2%
ARGENTINA — 0.0%
$1,000,000		Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(f)	$1,050,500
AUSTRIA — 0.2%
8,000,000	(g)	Steinhoff Finance Holding GmbH., Cnv, 1.25%, 08/11/22(f)	8,631,620
BERMUDA — 0.0%
7,000,000	(h)	Celestial Nutrifoods Ltd., Cnv., 16.00%, 06/12/11(b)(c)(d)(i)(j)	0
1,540,000		Digicel Ltd., 6.75%, 03/01/23(f)	1,463,000
950,000		Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(f)	918,175
			2,381,175
BRAZIL — 0.0%
844,000		Votorantim SA, 6.63%, 09/25/19(f)	896,328
BULGARIA — 0.0%
1,500,000	(k)	Bulgarian Telecommunications Co. EAD, 6.63%, 11/15/18(f)	1,658,461
CANADA — 0.0%
800,000		Lions Gate Entertainment Corp., 5.88%, 11/01/24(e)	830,000
425,000		Telesat Canada / Telesat LLC, 8.88%, 11/15/24(e)	467,500
200,000		Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/22(e)	204,750
600,000		Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24(e)	612,000
			2,114,250
CAYMAN ISLANDS — 0.1%
1,150,000		Jafz Sukuk Ltd., 7.00%, 06/19/19(f)	1,255,602
1,000,000		Petrobras Global Finance BV, 5.38%, 01/27/21	1,027,350
850,000		Suzano Trading Ltd., 5.88%, 01/23/21(f)	906,525
330,000		TAM Capital 3, Inc., 8.38%, 06/03/21(f)	341,963
3,350,000		Vale Overseas Ltd., 5.88%, 06/10/21	3,618,000
			7,149,440
CZECH REPUBLIC — 0.0%
725,000	(k)	EP Energy AS, 4.38%, 05/01/18(f)	821,728

21

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount			Value
DOMINICAN REPUBLIC — 0.0%
$920,000		Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(f)	$972,197
FINLAND — 0.0%
525,000	(g)	SATO Oyj, 2.38%, 03/24/21(f)	598,140
FRANCE — 0.4%
600,000	(g)	Areva SA, 3.25%, 09/04/20(f)	658,184
200,000	(g)	Areva SA, 3.50%, 03/22/21	220,549
1,300,000	(g)	Casino Guichard Perrachon SA, 4.50%, 03/07/24(f)	1,561,161
900,000	(g)	Electricite de France SA, 4.25%, 01/29/49(f)(l)	1,024,487
550,000	(g)	Loxam SAS, 4.25%, 04/15/24(f)	619,061
425,000	(g)	Loxam SAS, 6.00%, 04/15/25(f)	484,943
2,225,000	(g)	Numericable-SFR SAS, 5.63%, 05/15/24(f)	2,614,560
3,000,000	(g)	Rallye SA., Cnv, 5.25%, 02/01/22(b)(f)	3,612,993
275,000	(g)	Solvay Finance SA, 5.43%,(f)(l)	335,942
275,000	(g)	Solvay Finance SA, 5.87%,(f)(l)	342,994
30,000,000	(g)	Veolia Environnement SA., Cnv, 30.70%, 03/15/21(b)(f)(i)	9,637,045

			21,111,919
GERMANY — 0.2%
200,000	(g)	IHO Verwaltungs GmbH, 3.75% cash or 4.50% payment-in-kind interest, 3.75%, 09/15/26(f)(m)	226,126
1,650,000	(g)	Rapid Holding GmbH, 6.63%, 11/15/20(f)	1,858,205
2,200,000	(n)	RWE AG, 7.00%, 03/29/49(f)(l)	3,008,959
660,119	(g)	Safari Holding Verwaltungs GmbH, 8.25%, 02/15/21(f)	745,961
1,125,000	(g)	Senvion Holding GmbH, 3.88%, 10/25/22(f)	1,231,713
475,000	(g)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.63%, 02/15/26(f)	557,694
850,000		ZF North America Capital, Inc., 4.50%, 04/29/22(e)	892,500
			8,521,158
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 13.00%, 01/05/12(b)(c)(d)(i)(j)	0
Principal Amount			Value
HUNGARY — 0.0%
$775,000	(g)	MOL Hungarian Oil & Gas Plc, 2.63%, 04/28/23(f)	$881,522
INDONESIA — 0.0%
800,000		Perusahaan Listrik Negara PT, 5.50%, 11/22/21(f)	873,040
IRELAND — 0.2%
525,000	(k)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.75%, 05/15/24(f)	628,274
925,000		GTLK Europe Ltd., 5.95%, 07/19/21(f)	967,587
4,000,000		Jazz Investments I Ltd., Cnv., 1.88%, 08/15/21(b)	4,430,000
650,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 4.38%, 04/30/18(f)	664,123
975,000		Novolipetsk Steel via Steel Funding Ltd., 4.50%, 06/15/23(f)	989,625
1,725,000		Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18(f)	1,746,045
975,000	(o)	Russian Railways via RZD Capital Plc, 2.18%, 02/26/18	989,698
650,000		Russian Railways via RZD Capital Plc, 5.70%, 04/05/22(f)(i)	697,576
450,000		Smurfit Kappa Acquisitions, 4.88%, 09/15/18(e)	461,250
1,000,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 04/30/18(f)	1,066,000
375,000	(n)	Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24(f)	509,988
			13,150,166

ITALY — 0.1%
2,625,000	(n)	Enel SpA, 7.75%, 09/10/75(f)(l)	3,807,897
900,000	(g)	Schumann SpA, 7.00%, 07/31/23(f)	1,007,241
			4,815,138

JERSEY CHANNEL ISLANDS — 0.1%
1,600,000	(k)	Adient Global Holdings Ltd., 3.50%, 08/15/24(f)	1,784,275
475,000	(k)	Avis Budget Finance Plc, 4.50%, 05/15/25(f)	511,985
825,000	(g)	Kennedy Wilson Europe Real Estate Plc, 3.95%, 06/30/22(f)	1,099,293
1,375,000	(k)	Lincoln Finance Ltd., 6.88%, 04/15/21(f)	1,610,123

22

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount			Value
JERSEY CHANNEL ISLANDS (continued)
$350,000	(k)	Mercury Bondco Plc, 7.13% cash or 7.88% payment-in-kind interest, 7.13%, 05/30/21(f)(m)	$391,532
1,700,000	(k)	Mercury Bondco Plc, 8.25% cash or 9.00% payment-in-kind interest, 8.25%, 05/30/21(f)(m)	1,939,032
			7,336,240
LUXEMBOURG — 0.6%
125,000	(g)	Altice Financing SA, 6.50%, 01/15/22(f)	143,175
1,000,000		Altice Finco SA, 8.13%, 01/15/24(e)	1,080,000
275,000	(g)	Aramark International Finance Sarl, 3.13%, 04/01/25(f)	310,042
700,000	(n)	Cabot Financial Luxembourg SA, 6.50%, 04/01/21(f)	935,637
675,000	(g)	Cirsa Funding Luxembourg SA, 5.88%, 05/15/23(f)	778,020
269,247	(g)	Dakar Finance SA, 9.00% cash or 9.25% payment-in-kind interest, 9.00%, 11/15/20(f)(m)	299,729
1,200,000	(g)	Garfunkelux Holdco 3 SA, 7.50%, 08/01/22(f)	1,407,159
125,000	(n)	Garfunkelux Holdco 3 SA, 8.50%, 11/01/22(f)	174,623
1,200,000		Gazprom OAO Via Gaz Capital SA, 8.15%, 04/11/18(f)	1,267,500
1,525,000	(n)	Gazprom OAO Via Gaz Capital SA, 5.34%, 09/25/20(f)	2,131,291
		800,000 Gazprom OAO Via Gaz Capital SA, 6.51%, 03/07/22(f)	890,445
1,255,000	(n)	Gazprom OAO Via Gaz Capital SA,, 4.25%, 04/06/24(f)	1,660,252
		400,000(n) Glencore Finance Europe SA, 6.50%, 02/27/19	564,990
975,000	(g)	Glencore Finance Europe SA, 2.75%, 04/01/21(f)	1,136,437
600,000	(g)	Grand City Properties SA, 3.75%, 12/18/49(l)	675,475
2,200,000	(g)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(f)	2,923,684
800,000	(g)	INEOS Group Holdings SA, 5.38%, 08/01/24(f)	925,740
1,450,000	(g)	Intralot Capital Luxembourg SA, 6.00%, 05/15/21(f)	1,618,000
825,000	(g)	Lecta SA, 6.50%, 08/01/23(f)	943,607
1,475,000	(o)	Matterhorn Telecom SA, 3.63%, 05/01/22(f)	1,520,807
975,000		Minerva Luxembourg SA, 6.50%, 09/20/26(f)	967,678
525,000	(g)	Play Topco SA, 5.38% cash or 5.69% payment-in-kind interest, 5.38%, 09/15/22(f)(m)	588,404
Principal Amount			Value
LUXEMBOURG (continued)
$2,150,000	(g)	SES SA, 5.63%, 12/29/49(f)(l)	$2,586,501
2,085,000		Severstal OAO Via Steel Capital SA, 4.45%, 03/19/18(f)	2,125,257
900,000	(g)	Telecom Italia Finance SA, 7.75%, 01/24/33	1,304,240
900,000		Ultrapar International SA, 5.25%, 10/06/26(f)	901,926
			29,860,619
NETHERLANDS — 0.5%
2,600,000	(g)	ATF Netherlands BV, 3.75%, 01/20/43(f)(l)	2,838,968
5,000,000	(g)	Bayer Capital Corp. BV., Cnv, 5.63%, 11/22/19(e)	6,598,440
950,000	(g)	Constellium NV, 4.63%, 05/15/21(f)	1,036,326
950,000		Embraer Netherlands Finance BV, 5.05%, 06/15/25	978,500
1,000,000	(n)	Koninklijke KPN NV, 6.88%, 03/14/73(f)(l)	1,434,437
600,000		Majapahit Holding BV, 7.75%, 01/20/20(f)	676,200
700,000	(g)	NE Property Cooperatief UA, 3.75%, 02/26/21(f)	825,472
250,000		Petrobras Global Finance BV, 6.13%, 01/17/22	261,875
800,000		Petrobras Global Finance BV, 8.75%, 05/23/26	932,800
400,000	(g)	Repsol International Finance BV, 3.88%, 12/29/49(f)(l)	452,930
525,000	(g)	Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21(f)	585,465
4,000,000	(g)	Sonae Investments BV, Cnv., 1.63%, 06/11/19(b)(f)	4,248,273
1,000,000	(g)	Telefonica Europe BV, 7.63%, 09/18/21(f)(l)	1,291,584
600,000	(g)	Telefonica Europe BV, 5.88%, 03/31/49(f)(l)	732,571
800,000	(n)	Telefonica Europe BV, 6.75%, 11/26/49(f)(l)	1,121,749
1,250,000	(g)	TenneT Holding BV, 3.00%, 06/01/49(f)(l)	1,370,900
864,000	(g)	United Group BV, 7.88%, 11/15/20(f)	979,489
600,000	(g)	Vonovia Finance BV, 4.00%, 12/29/49(f)(l)	695,909
1,350,000	(g)	Ziggo Secured Finance BV, 4.25%, 01/15/27(f)	1,553,210
			28,615,098

23

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount			Value
NORWAY — 0.1%
$1,698,000	(g)	Lock AS, 5.50%, 08/15/20(f)(l)	$1,852,222
575,000	(g)	Lock AS, 7.00%, 08/15/21(f)	657,535
575,000	(g)	Nassa Topco AS, 2.88%, 04/06/24(f)	635,042
300,000	(g)	Silk Bidco AS, 7.50%, 02/01/22(f)	350,483
			3,495,282
PERU — 0.0%
800,000		InRetail Consumer, 5.25%, 10/10/21(f)	812,372
SPAIN — 0.1%
2,000,000	(g)	Corp. Economica Delta SA, Cnv., 1.00%, 12/01/23(b)(f)	2,239,603
1,000,000	(g)	Naviera Armas SA, 6.50%, 07/31/23(f)(l)	1,148,153
			3,387,756
SWEDEN — 0.2%
1,125,000	(k)	Akelius Residential Property AB, 3.38%, 09/23/20(f)	1,325,975
57,000,000	(g)	Recipharm AB., Cnv, 2.75%, 10/06/21(b)(f)	6,435,370
575,000	(k)	Telia Co. AB, 3.00%, 04/04/78(f)(l)	639,721
750,000	(k)	Volvo Treasury AB, 4.85%, 03/10/78(f)(l)	896,631
			9,297,697
TURKEY — 0.1%
850,000		Tupras Turkiye Petrol Rafinerileri AS, 4.13%, 05/02/18(f)	857,516
1,100,000		Turk Telekomunikasyon AS, 4.88%, 06/19/24(f)	1,084,855
1,300,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(f)	1,300,065
			3,242,436
UNITED KINGDOM — 0.6%
975,000	(g)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(f)	1,359,063
350,000	(g)	Co-operative Group Holdings 2011 Ltd., STEP, 6.88%, 07/08/20(f)	511,119
350,000	(g)	Drax Finco Plc, 0.78%, 05/01/22(f)(l)	453,321
525,000	(g)	Drax Finco Plc, 4.25%, 05/01/22(f)	692,799
4,000,000		Inmarsat Plc, Cnv., 3.88%, 09/09/23(f)	4,590,800
Principal Amount			Value
UNITED KINGDOM (continued)
$1,675,000	(k)	Inovyn Finance Plc, 6.25%, 05/15/21(f)	$1,915,808
1,225,000	(k)	International Game Technology Plc, 4.75%, 02/15/23(f)	1,457,692
170,000	(g)	Iron Mountain Europe Plc, REIT, 6.13%, 09/15/22(f)	232,570
1,375,000		Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(e)	1,390,469
1,050,000	(g)	Jerrold Finco Plc, 6.25%, 09/15/21(f)	1,414,090
400,000	(g)	Jerrold Finco Plc, 6.13%, 01/15/24(f)	522,272
300,000	(g)	New Look Secured Issuer Plc, 6.50%, 07/01/22(f)	339,991
1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(d)(e)(j)	57,750
575,000	(g)	Pizzaexpress Financing 2 Plc, 6.63%, 08/01/21(f)	770,809
850,000	(g)	Southern Water Greensands Financing Plc, 8.50%, 04/15/19(f)	1,249,613
1,100,000	(k)	TA Manufacturing Ltd., 3.63%, 04/15/23(f)	1,227,420
475,000	(g)	TalkTalk Telecom Group Plc, 5.38%, 01/15/22(f)	644,291
725,000	(k)	Thomas Cook Group Plc, 6.25%, 06/15/22(f)	858,974
450,000	(k)	Titan Global Finance Plc, 3.50%, 06/17/21(f)	512,067
325,000	(k)	Travelex Financing Plc, 8.00%, 05/15/22(f)	355,262
950,000		Vedanta Resources Plc, 6.38%, 07/30/22(f)	962,825
1,075,000	(g)	Virgin Media Finance Plc, 7.00%, 04/15/23(f)	1,492,592
1,150,000	(g)	Virgin Media Finance Plc, 6.38%, 10/15/24(f)	1,598,737
5,000,000	(g)	Vodafone Group Plc, Cnv., 0.79%, 11/26/20(f)(i)	6,284,973
			30,895,307
UNITED STATES — 6.7%
5,000,000		Aceto Corp., Cnv, 2.00%, 11/01/20(b)	4,587,500
900,000		AK Steel Corp., 7.63%, 10/01/21	939,375
6,000,000		Akamai Technologies, Inc., Cnv., 0.80%, 02/15/19(i)	5,973,750
1,425,000	(k)	Alliance Data Systems Corp., 4.50%, 03/15/22(f)	1,621,068
775,000	(k)	Alliance Data Systems Corp., 5.25%, 11/15/23(f)	890,851

24

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$13,000,000	Allscripts Healthcare Solutions, Inc., Cnv., 1.25%, 07/01/20	$12,878,125
4,000,000	Apollo Commercial Real Estate Finance, Inc., Cnv. REIT, 5.50%, 03/15/19	4,457,500
5,000,000	Ares Capital Corp., Cnv., 3.75%, 02/01/22(e)	5,043,750
1,125,000	Belo Corp., 7.75%, 06/01/27	1,231,875
6,000,000	Blackhawk Network Holdings, Inc., Cnv., 1.50%, 01/15/22(e)	6,502,500
4,000,000	BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18	4,110,000
6,000,000	CalAmp Corp., Cnv., 1.63%, 05/15/20	6,060,000
3,000,000	Cardtronics, Inc., Cnv., 1.00%, 12/01/20	3,094,410
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26(e)	1,049,380
1,000,000	Cemex Finance LLC, 9.38%, 10/12/22(e)	1,076,250
840,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(e)	865,729
1,000,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24(e)	1,117,380
525,000	CHS/Community Health Systems, Inc., 6.25%, 03/31/23	534,188
6,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	5,988,750
8,000,000	Colony Capital, Inc., Cnv. REIT, 3.88%, 01/15/21	8,065,000
5,000,000	Cornerstone OnDemand, Inc., Cnv., 1.50%, 07/01/18	5,125,000
1,500,000	CSC Holdings LLC, 6.75%, 11/15/21	1,650,000
12,000,000	CSG Systems International, Inc., Cnv, 4.25%, 03/15/36(b)	12,435,000
1,000,000	DISH DBS Corp., 5.88%, 11/15/24	1,050,000
1,000,000	Dollar Tree, Inc., 5.75%, 03/01/23	1,061,000
4,000,000	Echo Global Logistics, Inc., Cnv, 2.50%, 05/01/20	3,740,000
7,000,000	Envestnet, Inc., Cnv., 1.75%, 12/15/19(b)	6,641,250
9,000,000	Extra Space Storage LP, Cnv., 3.13%, 10/01/35(e)	9,388,125
Principal Amount			Value
UNITED STATES (continued)
$7,000,000		Finisar Corp., Cnv, 0.50%, 12/15/36(e)	$6,518,750
1,000,000		Freeport-McMoRan, Inc., 2.30%, 11/14/17	1,000,000
875,000	(k)	Gates Global LLC / Gates Global Co., 5.75%, 07/15/22(f)	977,443
6,000,000		Goldman Sachs Group, Inc. (The), Series M, 5.38%, 12/29/49(l)	6,220,500
16,426,000		Huron Consulting Group, Inc., Cnv., 1.25%, 10/01/19(b)	15,717,629
150,000	(k)	IMS Health Inc., 3.50%, 10/15/24(f)	168,140
21,318,048		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30(b)	12,950,714
900,000		MPH Acquisition Holdings LLC, 7.13%, 06/01/24(e)	967,500
1,000,000	(k)	MPT Operating Partnership LP / MPT Finance Corp., REIT, 3.33%, 03/24/25	1,111,239
650,000	(k)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.00%, 08/19/22	777,972
10,600,000		Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	10,633,125
5,000,000		Nuance Communications, Inc., Cnv., 1.50%, 11/01/35	5,234,375
14,000,000		Nuance Communications, Inc., Cnv., 1.00%, 12/15/35.	13,527,500
5,000,000		ON Semiconductor Corp., Cnv., 1.00%, 12/01/20	5,271,875
9,500,000		Redwood Trust, Inc., Cnv., REIT, 4.63%, 04/15/18	9,541,563
6,000,000		Restoration Hardware Holdings, Inc., Cnv., 2.90%, 06/15/19(e)(i)	5,340,000
1,250,000		Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	1,376,614
1,000,000		Sabine Pass Liquefaction LLC, 5.88%, 06/30/26(e)	1,115,119
325,000	(k)	Silgan Holdings, Inc., 3.25%, 03/15/25(f)	357,563
3,395,000		Southern Star Central Corp., 5.13%, 07/15/22(e)	3,428,950
15,000,000		Spirit Realty Capital, Inc., Cnv. REIT, 2.88%, 05/15/19	15,093,750
725,000		Sprint Communications, Inc., 7.00%, 08/15/20	784,813
2,100,000		Sprint Corp., 7.63%, 02/15/25	2,344,125
1,475,000		Standard Industries, Inc., 5.50%, 02/15/23(e)	1,534,000

25

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$14,000,000	Starwood Property Trust, Inc., Cnv. REIT, 3.75%, 10/15/17	$14,183,750
5,000,000	Starwood Property Trust, Inc., Cnv. REIT, 4.38%, 04/01/23	4,981,250
975,000	Sunoco LP/Sunoco Finance Corp., 6.38%, 04/01/23	1,038,375
6,000,000	Synchronoss Technologies, Inc., Cnv., 0.75%, 08/15/19	5,115,000
1,000,000	T-Mobile USA, Inc., 6.50%, 01/15/26	1,108,750
19,000,000	Twitter, Inc., Cnv., 0.25%, 09/15/19	17,990,625
200,000	Ultra Resources, Inc., 6.88%, 04/15/22(e)	202,250
10,500,000	Vector Group Ltd., Cnv., 1.75%, 04/15/20(l)	12,042,188
8,000,000	VEREIT, Inc., Cnv., REIT, 3.00%, 08/01/18	8,030,000
11,000,000	Verint Systems, Inc., Cnv., 1.50%, 06/01/21(b)	10,594,375
42,119,000	Washington Mutual Bank, 4.30%, 12/31/49(d)(i)(j)	9,371,478
21,131,000	Washington Mutual Bank, 4.44%, 12/31/49(d)(i)(j)	4,701,648
3,000,000	Washington Mutual Bank, 5.60%, 12/31/49(d)(j)	667,500
9,840,000	Washington Mutual Bank, 6.00%, 12/31/49(d)(i)(j)	2,189,400
11,500,000	Web.com Group, Inc., Cnv., 1.00%, 08/15/18	11,205,313
14,000,000	WebMD Health Corp., Cnv., 2.50%, 01/31/18(b)	14,280,000
7,000,000	WebMD Health Corp., Cnv., 2.63%, 06/15/23(e)	6,741,875
1,275,000	Williams Cos., Inc. (The), 4.55%, 06/24/24	1,305,281
900,000	XPO Logistics, Inc., 6.13%, 09/01/23(e)	945,000
		365,865,073
Total Corporate Bonds (Cost $565,039,547)		558,434,662
ASSET-BACKED SECURITIES — 12.5%
CAYMAN ISLANDS — 6.0%
11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, 6.85%, 07/15/26(b)(e)(l)	10,091,184
7,500,000	Adams Mill CLO Ltd., Series 2014-1A, Class SUB, 11.13%, 07/15/26(b)(e)(i)	2,774,191
Principal Amount		Value
CAYMAN ISLANDS (continued)
$3,000,000	ALM Loan Funding Ltd., Series 2012-6A, Class DR, 6.81%, 07/15/26(e)(l)	$2,977,424
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, 8.30%, 10/15/28(e)(l)	1,006,320
500,000	ALM Loan Funding Ltd., Series 2014-11A, Class D, 5.96%, 10/17/26(e)(l)	477,517
1,200,000	ALM Loan Funding Ltd., Series 2015-12A, Class D, 6.66%, 04/16/27(e)(l)	1,183,501
2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class D, 6.51%, 07/15/27(e)(l)	1,945,110
1,100,000	ALM Loan Funding Ltd., Series 2015-17A, Class C1, 5.31%, 01/15/28(e)(l)	1,114,632
1,000,000	ALM Loan Funding Ltd., Series 2016-18A, Class D, 8.76%, 07/15/27(e)(l)	1,015,041
750,000	American Money Management Corp. CLO 18 Ltd., Series 2016-18A, Class E1, 7.72%, 05/26/28(e)(l)	750,015
1,250,000	American Money Management Corp. CLO IX Ltd., Series 2011-9A, Class DR, 6.81%, 01/15/22(e)(l)	1,249,578
2,250,000	American Money Management Corp. CLO IX Ltd., Series 2011-9A, Class ER, 8.81%, 01/15/22(e)(l)	2,258,399
2,000,000	American Money Management Corp. CLO Ltd., Series 2015-17A, Class E, 7.79%, 11/15/27(e)(l)	2,010,233
1,000,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class D, 6.05%, 05/26/28(e)(l)	1,006,685
1,000,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class E2, 8.30%, 05/26/28(e)(l)	1,005,855
1,000,000	Anchorage Capital CLO Ltd., Series 2012-1A, Class DR, 8.41%, 01/13/27(e)(l)	1,013,030
5,500,000	Anchorage Capital CLO Ltd., Series 2015-6A, Class E1, 6.06%, 04/15/27(e)(l)	5,170,237
4,940,000	Anchorage Capital CLO Ltd., Series 2016-8A, Class E, 7.70%, 07/28/28(e)(l)	5,011,240
1,000,000	Anchorage Capital CLO Ltd., Series 2016-9A, Class E, 8.20%, 01/15/29(e)(l)	1,005,200
500,000	Annisa CLO Ltd., Series 2016-2A, Class E, 8.41%, 07/20/28(e)(l)	504,250

26

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	Apartment Investment and Management Co. CLO., Series 2015-AA, Class E, 8.98%, 01/15/28(l)	$1,005,397
3,500,000	Apidos CLO XIX, Series 2014-19A, Class E, 6.47%, 10/17/26(e)(l)	3,421,939
1,000,000	Apidos CLO XV, Series 2013-15A, Class D, 5.91%, 10/20/25(e)(l)	981,459
5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, 6.35%, 07/22/26(e)(l)	4,900,181
2,500,000	Apidos CLO XX, Series 2015-20A, Class D, 6.76%, 01/16/27(e)(l)	2,465,342
1,000,000	Apidos CLO XXII, Series 2015-22A, Class D, 7.16%, 10/20/27(e)(l)	997,418
2,533,500	Apidos CLO XXIII, Series 2015-23A, Class D2, 7.11%, 01/14/27(e)(l)	2,525,971
1,000,000	Ares XXVII CLO Ltd., Series 2013-2A, Class D, 4.90%, 07/28/25(e)(l)	1,000,380
5,250,000	Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 7.33%, 12/05/25(e)(l)	5,239,788
3,500,000	Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.41%, 07/18/28(e)(l)	3,554,518
4,000,000	Ares XXXVII CLO Ltd., Series 2015- 4A, Class D1, 8.00%, 10/15/26(e)(l)	4,005,030
3,000,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 8.20%, 10/15/26(e)(l)	3,040,756
1,000,000	Atrium VIII, Series 8A, Class DR, 5.15%, 10/23/24(e)(l)	1,000,157
1,750,000	Atrium VIII, Series 8A, Class ER, 8.40%, 10/23/24(e)(l)	1,765,987
5,000,000	Atrium VIII, Series 8A, Class SUB, 1.00%, 10/23/24(e)(i)	3,391,166
5,000,000	Atrium XI, Series 11A, Class E, 6.25%, 10/23/25(e)(l)	4,918,750
2,000,000	Atrium XII, Series 12A, Class E, 7.10%, 10/22/26(e)(l)	1,997,287
750,000	Babson CLO Ltd., Series 2015-2A, Class E, 6.71%, 07/20/27(e)(l)	730,220
2,500,000	Babson CLO Ltd., Series 2016-1A, Class E, 7.70%, 04/23/27(e)(l)	2,524,657
1,000,000	Babson CLO Ltd., Series 2016-2A, Class E, 8.06%, 07/20/28(e)(l)	1,009,887
2,000,000	Battalion CLO IX Ltd., Series 2015-9A, Class D, 5.06%, 07/15/28(e)(l)	1,987,163
500,000	Battalion CLO VIII Ltd., Series 2015-8A, Class D, 6.61%, 04/18/27(e)(l)	480,750
2,250,000	Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 6.71%, 04/18/27(e)(l)	2,200,672
Principal Amount		Value
CAYMAN ISLANDS (continued)
$2,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class C, 5.06%, 01/20/28(e)(l)	$2,256,625
1,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class D, 6.66%, 01/20/28(e)(l)	1,228,230
1,000,000	Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.61%, 07/15/26(e)(l)	999,850
2,500,000	BlueMountain CLO Ltd., Series 2012-1A, Class D, 5.51%, 07/20/23(e)(l)	2,499,858
1,250,000	BlueMountain CLO Ltd., Series 2014-4A, Class E, 6.35%, 11/30/26(e)(l)	1,228,474
1,000,000	BlueMountain CLO Ltd., Series 2015-1A, Class C, 4.91%, 04/13/27(e)(l)	1,006,753
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, 6.61%, 04/13/27(e)(l)	1,475,345
500,000	BlueMountain CLO Ltd., Series 2015-2A, Class E, 6.51%, 07/18/27(e)(l)	480,060
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class D2, 5.21%, 01/20/27(e)(l)	1,005,688
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class E, 7.66%, 01/20/27(e)(l)	1,014,770
1,000,000	BlueMountain CLO Ltd., Series 2016-2A, Class D, 8.05%, 08/20/28(e)(l)	1,024,878
1,000,000	Burnham Park CLO Ltd., Series 2016-1A, Class E, 8.01%, 10/20/29(e)(l)	1,016,859
2,000,000	Canyon Capital CLO Ltd., Series 2012-1A, Class DR, 5.26%, 01/15/26(e)(l)	2,041,345
1,000,000	Canyon Capital CLO Ltd., Series 2016-1A, Class E, 8.66%, 04/15/28(e)(l)	999,904
1,000,000	Canyon Capital CLO Ltd., Series 2016-2A, Class E, 7.91%, 10/15/28(e)(l)	997,470
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, 6.46%, 04/20/27(e)(l)	1,462,551
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class D, 6.47%, 04/27/27(e)(l)	997,274
2,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class D, 6.87%, 07/28/28(e)(l)	2,487,728

27

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class D, 7.26%, 10/20/27(e)(l)	$994,954
2,096,479	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, 9.66%, 10/20/27(e)	1,968,674
750,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class D, 8.76%, 04/20/27(e)(l)	763,471
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 8.16%, 10/20/29(e)(l)	1,016,801
1,500,000	CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.85%, 12/05/24(e)(l)	1,500,143
1,000,000	CIFC Funding Ltd., Series 2014-1A, Class E, 5.66%, 04/18/25(e)(l)	950,491
2,500,000	CIFC Funding Ltd., Series 2014-2A, Class B1L, 4.55%, 05/24/26(e)(l)	2,499,770
2,000,000	CIFC Funding Ltd., Series 2014-3A, Class E, 7.21%, 10/19/27(e)(l)	2,005,597
1,000,000	CIFC Funding Ltd., Series 2014-5A, Class E2, 7.41%, 01/17/27(e)(l)	1,005,791
3,250,000	CIFC Funding Ltd., Series 2016-1A, Class E, 7.91%, 10/21/28(e)(l)	3,250,940
1,000,000	Cole Park CLO Ltd., Series 2015-1A, Class E, 7.26%, 10/20/28(e)(l)	1,006,150
1,000,000	Cumberland Park CLO Ltd., Series 2015-2A, Class E, 6.16%, 07/20/26(e)(l)	957,426
1,000,000	Dryden Senior Loan Fund, Series 2014-34A, Class DR, 4.60%, 10/15/26(e)(l)	1,000,000
1,000,000	Dryden Senior Loan Fund, Series 2016-43A, Class E, 8.41%, 07/20/29(e)(l)	1,016,354
1,500,000	Galaxy XXI CLO Ltd., Series 2015-21A, Class E2, 7.66%, 01/20/28(e)(l)	1,511,554
2,000,000	Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 6.71%, 04/18/27(e)(l)	1,975,878
1,000,000	Highbridge Loan Management Ltd., Series 2014-3A, Class D, 6.16%, 01/18/25(e)(l)	976,929
962,500	Highbridge Loan Management Ltd., Series 2015-5A, Class E, 6.50%, 01/29/26(e)(l)	941,171
1,000,000	Highbridge Loan Management Ltd., Series 2015-6A, Class E1, 6.60%, 05/05/27(e)(l)	968,169
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class D, 4.79%, 11/15/26(e)(l)	999,939
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class E, 6.79%, 11/15/26(e)(l)	984,782
Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,750,000	Highbridge Loan Management Ltd., Series 2016-10A, Class D, 7.43%, 01/20/28(e)(l)	$1,693,252
500,000	Highbridge Loan Management Ltd., Series 2016-8A, Class D, 6.01%, 04/20/27(e)(l)	515,071
1,000,000	Highbridge Loan Management Ltd., Series 2016-8A, Class E, 9.06%, 04/20/27(e)(l)	1,012,589
1,000,000	Highbridge Loan Management Ltd., Series 2016-9A, Class D2, 7.60%, 07/19/27(e)(l)	999,924
21,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class E, 6.16%, 04/15/27(b)(e)(l)	20,375,150
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 1.00%, 04/15/27(b)(e)(i)	13,719,700
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class F, 7.66%, 07/20/27(b)(e)(l)	6,899,059
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, 7.38%, 07/20/27(b)(e)(i)	4,493,318
1,000,000	LCM Ltd. Partnership XVII LP, Series -17A, Class D, 4.66%, 10/15/26(e)(l)	999,953
1,500,000	LCM Ltd. Partnership XVIII LP, Series -18A, Class D, 4.96%, 04/20/27(e)(l)	1,512,832
1,000,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class E, 6.51%, 04/20/27(e)(l)	967,501
500,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class INC, 4.60%, 04/20/27(e)(l)	312,582
1,350,000	LCM Ltd. Partnership XXI LP, Series -21A, Class D, 6.26%, 04/20/28(e)(l)	1,365,263
1,100,000	LCM XVI LP, Series 16A, Class E, 5.76%, 07/15/26(e)(l)	1,044,698
750,000	LCM XX LLC, Series 20A, Class E, 7.26%, 10/20/27(l)	749,111
1,000,000	LCM XXI LP, Series -21A, Class E, 8.81%, 04/20/28(e)(l)	1,028,644
1,000,000	Madison Park Funding Ltd., Series 2012-9A, Class E, 6.29%, 08/15/22(e)(l)	1,001,699
1,000,000	Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 7.60%, 01/22/28(e)(l)	1,003,811
1,000,000	Madison Park Funding XX Ltd., Series 2016-20A, Class E, 8.57%, 04/27/27(e)(l)	1,020,930

28

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	Neuberger Berman CLO Ltd., Series 2015-20A, Class D, 5.11%, 01/15/28(e)(l)	$1,000,298
3,250,000	Neuberger Berman CLO Ltd., Series 2015-20A, Class E, 7.61%, 01/15/28(e)(l)	3,254,239
2,050,000	Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 5.65%, 01/23/24(e)(l)	2,050,570
625,000	Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.58%, 08/04/25(e)(l)	625,000
625,000	Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, 5.05%, 04/22/29(e)(l)	625,000
1,000,000	Neuberger Berman CLO XVIII Ltd, Series 2014-18A, Class CR, 5.29%, 11/14/27(l)	1,003,180
750,000	Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class D, 6.11%, 04/20/27(e)(l)	750,660
2,000,000	Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class E, 8.16%, 04/20/27(e)(l)	2,020,996
1,000,000	Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, 7.91%, 10/17/27(e)(l)	1,002,408
1,250,000	Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, 7.74%, 10/17/27(e)(l)	1,251,238
1,000,000	Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 5.35%, 01/23/27(e)(l)	1,001,018
1,000,000	OCP CLO Ltd., Series 2015-8A, Class C, 4.81%, 04/17/27(e)(l)	988,449
1,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, 6.11%, 04/15/27(e)(l)	1,000,871
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, 9.01%, 04/15/27(e)(l)	2,001,631
2,500,000	Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, 8.26%, 07/15/27(e)(l)	2,515,637
1,000,000	Octagon Investment Partners XII Ltd., Series 2012-1A, Class ER, 6.53%, 05/05/23(e)(l)	1,002,764
1,100,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.69%, 11/14/26(e)(l)	1,102,389
1,000,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 7.64%, 11/14/26(e)(l)	1,005,163
2,250,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 6.40%, 11/25/25(e)(l)	2,180,181
Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,500,000	Octagon Loan Funding Ltd., Series 2014-1A, Class E, 6.25%, 11/18/26(e)(l)	$1,446,899
1,375,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.86%, 10/20/28(e)(l)	1,382,824
2,250,000	OZLM Funding II Ltd., Series 2012-2A, Class DR, 8.19%, 10/30/27(e)(l)	2,253,233
1,750,000	OZLM Funding IV Ltd., Series 2013-4A, Class D, 5.80%, 07/22/25(e)(l)	1,687,170
1,750,000	OZLM Funding Ltd., Series 2012-1A, Class DR, 7.85%, 07/22/27(e)(l)	1,750,142
3,750,000	OZLM IX Ltd., Series 2014-9A, Class CR, 4.71%, 01/20/27(e)(l)	3,741,516
750,000	OZLM VII Ltd., Series 2014-7A, Class D, 6.16%, 07/17/26(e)(l)	723,709
1,000,000	OZLM XI Ltd., Series 2015-11A, Class C2, 4.79%, 01/30/27(e)(l)	989,038
1,000,000	OZLM XII Ltd., Series 2015-12A, Class D, 6.60%, 04/30/27(e)(l)	962,500
1,250,000	OZLM XIII Ltd., Series 2015-13A, Class D, 6.60%, 07/30/27(e)(l)	1,181,571
1,200,000	OZLM XIV Ltd., Series 2015-14A, Class C, 5.51%, 01/15/29(e)(l)	1,202,031
1,500,000	OZLM XIV Ltd., Series 2015-14A, Class D, 7.51%, 01/15/29(e)(l)	1,500,788
1,000,000	OZLM XV Ltd., Series 2016-15A, Class D, 8.07%, 01/20/29(e)(l)	980,475
2,000,000	Regatta III Funding Ltd., Series 2014-1A, Class C, 4.61%, 04/15/26(e)(l)	1,994,482
1,250,000	Shackleton CLO Ltd., Series 2017-10A, Class E, 7.43%, 04/20/29(e)(l)	1,206,250
1,650,000	Sound Point CLO III Ltd., Series 2013-2A, Class E, 5.76%, 07/15/25(e)(l)	1,581,553
1,000,000	Sound Point CLO IX Ltd., Series 2015-2A, Class E, 6.66%, 07/20/27(e)(l)	972,610
5,000,000	Sound Point CLO X Ltd., Series 2015-3A, Class E, 7.91%, 01/20/28(e)(l)	5,008,429
3,200,000	Sound Point CLO XI Ltd., Series 2016-1A, Class E, 7.98%, 07/20/28(e)(l)	3,210,874
2,000,000	Sound Point CLO XII Ltd., Series 2016-2A,Class E, 7.56%, 10/20/28(e)(l)	1,990,763
1,750,000	Sound Point CLO XIV Ltd., Series 2016-3A, Class E, 7.80%, 01/23/29(e)(l)	1,741,190

29

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.61%, 04/15/26(e)(l)	$977,998
1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, 6.21%, 10/17/26(e)(l)	1,483,573
1,000,000	Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.61%, 07/15/28(e)(l)	979,995
1,740,000	THL Credit Wind River CLO Ltd., Series 2015-1A, Class E1, 6.71%, 07/20/27(e)(l)	1,706,120
5,000,000	TICP CLO I Ltd., Series 2015-1A, Class D, 4.71%, 07/20/27(e)(l)	4,914,104
1,250,000	Vibrant CLO IV Ltd., Series 2016-4A, Class D, 5.66%, 07/20/28(e)(l)	1,273,184
1,000,000	Voya CLO Ltd., Series 2012-2A, Class ER, 7.16%, 10/15/22(e)(l)	1,000,395
1,000,000	Voya CLO Ltd., Series 2014-1A, Class C, 4.56%, 04/18/26(e)(l)	990,021
1,250,000	Voya CLO Ltd., Series 2015-2A, Class D, 4.55%, 07/23/27(e)(l)	1,229,799
1,500,000	Voya CLO Ltd., Series 2016-2A, Class D, 8.11%, 07/19/28(e)(l)	1,508,584
1,000,000	Voya CLO Ltd., Series 2016-3A, Class D, 8.01%, 10/18/27(e)(l)	1,006,835
11,250,000	Washington Mill CLO Ltd., Series 2014-1A, Class F, 6.66%, 04/20/26(b)(e)(l)	9,564,049
17,600,000	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 11.00%, 04/20/26(b)(e)(i)	7,741,638
4,250,000	Webster Park CLO Ltd., Series 2015-1A, Class C, 5.21%, 01/20/27(e)(l)	4,251,289
2,650,000	Webster Park CLO Ltd., Series 2015-1A, Class D, 7.26%, 01/20/27(e)(l)	2,670,147
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class D, 5.51%, 07/20/28(e)(l)	1,017,250
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class E, 8.36%, 07/20/28(e)(l)	1,011,808
1,500,000	York CLO Ltd., Series 2014-1A, Class E, 6.60%, 01/22/27(e)(l)	1,471,761
3,500,000	York CLO Ltd., Series 2016-1A, Class E, 6.84%, 07/20/25(e)(l)	3,387,153
1,000,000	York CLO-2 Ltd., Series 2015-1A, Class E, 7.40%, 10/22/27(e)(l)	997,177
1,000,000	York CLO-4 Ltd., Series 2016-2A, Class E, 8.10%, 01/20/30(e)(l)	998,114
		326,018,983
Principal Amount		Value
UNITED STATES — 6.5%
$14,602,796	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 1.47%, 05/25/35(l)	$11,626,016
1,000,000	Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, 5.10%, 01/30/24(e)(l)	1,001,096
5,000,000	BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(l)	4,477,119
13,928,294	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.99%, 05/28/39(e)(l)	10,781,970
6,365,412	Bayview Opportunity Master Fund Trust, Series 2016-RPL3, Class A1, 1.91%, 12/28/40(e)(l)	5,305,698
3,169,240	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M2, 1.41%, 02/25/36(l)	2,876,008
7,386,759	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, 1.13%, 12/25/36(l)	6,601,842
3,261,529	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 1.34%, 03/25/36(l)	973,395
3,261,529	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 1.34%, 03/25/36(l)	973,395
13,111,637	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 1.19%, 10/25/36(l)	11,244,805
8,000,000	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 2.19%, 12/25/36(e)(l)	7,656,601
3,791,423	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(l)	1,599,186
3,554,459	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(l)	1,636,530
6,018,884	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(l)	2,829,244
2,750,000	BSP Mortgage Securities Corp. Ltd., Series 2016-9A, Class E, 7.83%, 07/20/28(e)(l)	2,771,219
7,845,163	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, 1.14%, 07/25/36(l)	6,824,586
10,942,567	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, 1.15%, 10/25/36(l)	6,304,983
7,820,690	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A4, 1.24%, 10/25/36(l)	4,553,416

30

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 1.41%, 02/25/37(l)	$3,395,070
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 1.13%, 12/25/36(l)	6,656,647
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 1.21%, 12/25/36(l)	8,121,540
11,602,957	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29	6,642,929
14,431,363	Conseco Finance Securitizations Corp., Series 2000-4, Class A5, 7.97%, 05/01/32	7,795,854
4,077,296	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28	3,949,484
2,854,742	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(l)	2,653,813
4,495,161	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(l)	3,631,333
3,461,124	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(l)	2,728,225
1,287,818	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 1.15%, 09/25/46(l)	1,208,099
1,219,410	Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, STEP, 6.41%, 06/25/21	1,363,033
16,816,391	Countrywide Asset-Backed Certificates, Series 2007-S3, Class A3, 1.37%, 05/25/37(l)	14,243,165
3,459,462	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A4, 5.84%, 06/25/35	3,592,386
2,584,328	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 1.07%, 12/15/33(e)(l)	2,149,541
2,197,243	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, 1.01%, 02/15/30(e)(l)	1,851,178
2,046,867	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, 0.96%, 05/15/35(e)(l)	1,760,306
2,864,182	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 1.14%, 11/25/36(l)	1,669,842
Principal Amount		Value
UNITED STATES (continued)
$5,432,944	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 1.14%, 03/25/37(l)	$3,255,661
3,140,822	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, 1.23%, 02/25/36(l)	3,364,606
2,640,060	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, 1.20%, 11/25/36(l)	2,537,607
3,366,283	Greenpoint Manufactured Housing, Series 1999-1, Class A5, 6.77%, 08/15/29(l)	3,304,273
3,215,080	Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/20/30(l)	3,366,219
8,500,099	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(l)	8,338,088
670,594	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(l)	469,149
6,933,420	GSAMP Trust, Series 2006-FM2, Class A2B, 1.11%, 09/25/36(l)	3,336,056
3,277,000	Invitation Homes Trust, Series 2015-SFR3, Class E, 4.74%, 08/17/32(e)(l)	3,303,544
457,829	Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, STEP, 6.24%, 02/25/36(e)	465,351
4,000,000	JPMorgan Mortgage Acquisition Corp., Series 2006-CW1, Class M1, 1.26%, 05/25/36(l)	3,187,067
419,823	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 1.08%, 06/25/37(e)(l)	262,642
12,722,830	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 1.29%, 06/25/37(e)(l)	8,242,870
8,639,689	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A2, 1.19%, 06/25/37(e)(l)	5,633,086
1,369,532	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, 1.10%, 11/25/36(l)	594,770
18,890,926	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 1.15%, 11/25/36(l)	8,274,782
3,713,064	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, 1.21%, 11/25/36(l)	1,642,840
4,305,467	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 1.18%, 03/25/46(l)	1,995,998
26,201,331	Long Beach Mortgage Loan Trust, Series 2006-5, Class 2A4, 1.23%, 06/25/36(l)	13,969,088

31

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$7,127,438	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, 1.15%, 10/25/36(l)	$3,070,895
4,000,000	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 4.24%, 03/25/32(l)	4,032,160
4,811,655	Mastr Second Lien Trust, Series 2006-1, Class A, 1.31%, 03/25/36(l)	1,135,122
3,835,884	Merit Securities Corp., Series 13, Class M2, STEP, 7.82%, 12/28/33	2,672,748
1,000,000	Mill Creek CLO Ltd., Series 2016-1A, Class E, 8.90%, 04/20/28(e)(l)	1,002,689
1,690,052	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 1.23%, 06/25/36(l)	1,115,600
8,912,869	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 1.13%, 05/25/37(l)	6,320,771
5,822,792	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	2,720,953
3,855,234	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 1.39%, 10/25/36(e)(l)	3,520,577
3,246,139	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	3,188,054
11,164,134	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(l)	6,955,702
8,784,749	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(l)	2,934,458
6,094,739	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(l)	2,260,289
6,964,555	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(l)	2,878,317
1,018,062	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(l)	844,432
4,014,874	Oakwood Mortgage Investors, Inc., Series 2002-A, Class M1, 7.76%, 03/15/32(l)	3,452,178
1,752,398	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(l)	1,864,511
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(e)	2,005,359
Principal Amount		Value
UNITED STATES (continued)
$4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(e)	$4,035,655
15,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 03/18/26(e)	15,182,096
3,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(b)(e)	3,092,950
10,000,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 07/18/25(e)	10,009,997
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(e)	4,012,200
5,565,275	Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, STEP, 4.25%, 01/25/22(e)	5,564,262
8,339,410	Pretium Mortgage Credit Partners LLC, Series 2016-NPL3, Class A1, STEP, 4.38%, 05/27/31(e)	8,343,418
3,710,164	Residential Asset Securities Corp. Trust, Series 2002-KS4, Class AIIA, 1.49%, 07/25/32(l)	3,278,690
18,480,000	Santander Drive Auto Receivables Trust, Series 2012-AA, 0.00%, 12/16/19(b)(e)(i)	6,468,000
1,000,000	Teacher’s Insurance & Annuity CLO II Ltd., Series 2017-1A, Class E, 7.06%, 04/20/29(e)(l)	960,620
879,978	US Residential Opportunity Fund II Trust, Series 2016-3II, Class A, STEP, 3.60%, 10/27/36(e)	876,165
1,432,195	US Residential Opportunity Fund IV Trust, Series 2016-3IV, Class A, STEP, 3.60%, 10/27/36(e)	1,439,230
638,076	US Residential Opportunity II Trust, Series 2016-1II, Class A, STEP, 3.47%, 07/27/36(e)	633,628
1,261,549	Wachovia Amortization Controlled Heloc NIM Trust, Series 2006-N1, Class N1, 5.68%, 08/12/47(e)	1,297,835
		356,162,812
Total Asset-Backed Securities (Cost $686,649,310)		682,181,795
NON-AGENCY MORTGAGE-BACKED SECURITIES — 9.4%
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.3%
1,612,107	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 3.48%, 07/25/35(l)	1,474,193

32

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,788,009	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.44%, 03/25/37(l)	$2,128,916
6,426,382	Ajax Mortgage Loan Trust, Series 2016-A, Class A, STEP, 4.25%, 08/25/64(e)	6,457,867
2,937,947	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.62%, 09/25/46(l)	2,260,783
2,901,749	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	2,259,390
2,117,432	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4D, STEP, 5.33%, 09/25/35	1,792,521
33	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	32
519,169	Banc of America Funding Corp., Series 2005-F, Class 6A1, 3.31%, 09/20/35(l)	499,444
1,202,025	Banc of America Funding Corp., Series 2006-A, Class 3A2, 3.42%, 02/20/36(l)	964,411
1,128,887	Banc of America Funding Corp., Series 2006-E, Class 2A1, 3.39%, 06/20/36(l)	930,908
3,054,158	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	2,669,526
1,325,665	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.25%, 10/25/35(l)	1,217,749
3,131,200	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.28%, 02/25/36(l)	2,640,680
919,111	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 3.21%, 08/25/35(l)	817,699
942,923	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.41%, 05/25/47(l)	885,364
3,045,981	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 1.43%, 04/25/36(l)	2,873,537
6,621,909	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 1.31%, 11/25/36(l)	6,165,076
2,803,725	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, 1.29%, 11/25/36(l)	6,848,327
2,787,641	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/25/45(e)(l)	2,649,288
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,764,376	CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, 2.39%, 08/25/35(l)	$3,438,649
525,989	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 3.16%, 05/25/35(l)	511,391
474,497	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 3.32%, 06/25/36(l)	446,236
5,679,598	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(e)	4,548,017
767,063	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	701,721
1,808,807	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 1.29%, 08/25/35(l)	1,549,748
5,069,217	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 1.34%, 09/25/35(l)	4,459,777
11,525,113	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, 4.50%, 11/25/35(l)	2,138,330
2,092,976	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.18%, 12/25/35(l)	1,852,437
178,927	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.66%, 12/25/35(l)	158,660
2,631,152	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, 1.44%, 05/25/35(l)	2,130,403
1,447,709	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	1,219,419
4,705,695	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 1.34%, 05/25/36(l)	2,539,572
2,844,108	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	2,194,975
5,703,042	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	4,089,384
2,755,269	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	1,903,315
2,031,251	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 1.34%, 06/25/36(l)	1,267,111
2,031,251	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.16%, 06/25/36(l)	522,671

33

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,093,935	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	$1,739,907
2,181,839	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 1.39%, 03/25/36(l)	1,226,344
6,128,610	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	4,797,454
2,295,608	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	2,001,125
1,662,263	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,419,281
2,185,083	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	1,707,017
4,996,366	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	3,903,229
323,025	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	293,434
916,451	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 1.39%, 05/25/36(l)	697,500
5,407,167	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	3,707,929
4,298,795	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.09%, 11/20/46(l)	2,584,924
8,950,977	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, 2.39%, 11/25/46(l)	7,430,471
5,166,577	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, 1.18%, 11/25/46(l)	4,382,070
6,193,109	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, 1.51%, 11/25/46(l)	5,246,912
4,446,935	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, 1.11%, 12/25/46(l)	3,948,656
6,530,767	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 1.18%, 03/20/47(l)	5,376,427
2,796,080	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, 1.15%, 02/25/47(l)	2,559,123
1,640,571	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 1.20%, 05/25/36(l)	1,336,053
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,891,557	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 1.20%, 07/25/46(l)	$6,380,799
13,743,157	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 1.18%, 07/25/46(l)	11,904,807
7,991,285	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, 1.22%, 03/25/36(l)	6,021,513
6,069,923	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, 1.17%, 04/25/46(l)	4,713,634
3,142,429	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,442,550
3,165,194	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	2,522,271
1,667,466	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,362,172
6,093,319	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	4,260,707
6,071,363	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	4,804,252
1,600,434	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,133,112
1,745,783	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.92%, 11/25/36	1,345,450
16,070,170	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, 1.50%, 03/25/47(l)	11,270,907
2,575,158	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	2,049,720
3,225,479	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.11%, 01/25/36(l)	2,920,290
931,052	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	870,816
2,016,192	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 3.10%, 03/20/36(l)	1,937,816
13,432,456	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.62%, 04/25/46(l)	6,773,567

34

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,746,628	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 1.19%, 04/25/46(l)	$4,137,625
1,550,874	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 1.41%, 07/25/36(e)(l)	1,397,108
3,450,611	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	2,851,684
211,401	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	194,710
3,719,217	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	3,486,704
466,604	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 3.24%, 01/27/36(e)(l)	465,067
3,393,294	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(l)	1,580,684
4,326,323	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 4.34%, 04/27/37(e)(l)	3,180,822
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, 1.13%, 10/27/36(e)(l)	3,710,000
12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, 0.96%, 03/27/36(e)(l)	6,344,313
5,362,252	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, 0.96%, 03/27/36(e)(l)	5,072,530
56,714,600	Credit Suisse Mortgage Trust, Series 2017-1, 8.75%, 03/25/21(e)	39,944,887
1,150,249	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-1, Class 1A3B, 1.13%, 08/25/37(l)	1,086,301
3,006,674	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, 1.43%, 04/25/47(l)	2,554,644
3,069,402	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 1.12%, 08/25/47(l)	2,644,196
3,223,880	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.99%, 09/25/28(l)	3,760,592
6,138,160	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 6.74%, 07/25/29(e)(l)	6,552,205
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$11,500,000	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 4.54%, 07/25/29(e)(l)	$11,916,185
4,750,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B1, 5.94%, 07/25/29(l)	4,814,665
1,375,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B2, 10.99%, 07/25/29(l)	1,295,586
6,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class M2, 4.24%, 02/25/29(l)	6,119,922
1,032,309	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.63%, 11/19/35(l)	997,368
6,010,037	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 1.34%, 01/25/35(e)(l)	5,165,137
2,186,588	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 1.34%, 01/25/36(e)(l)	1,826,813
848,219	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.47%, 01/25/35(l)	854,190
336,742	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	331,310
643,955	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	633,969
1,239,066	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.51%, 01/25/36(l)	1,114,066
1,432,912	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	1,282,429
1,640,006	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 3.11%, 04/25/37(l)	1,409,843
52,214,019	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.00%, 07/25/47	2,812,916
6,438,197	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.83%, 01/25/37(l)	5,499,327
4,059,908	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 1.14%, 03/25/37(l)	3,978,657
4,354,688	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.67%, 10/25/37(l)	3,460,507

35

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$368,633	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	$350,323
3,687,080	JPMorgan Resecuritization Trust, Series 2015-3, Class 2A1, 4.30%, 11/26/36(e)(l)	3,685,605
5,079,831	Lehman XS Trust, Series 2007-20N, Class A1, 2.14%, 12/25/37(l)	4,246,439
8,379,268	LSTAR Securities Investment Ltd., Series 2017-1, Class A, 2.98%, 01/01/22(e)(l)	8,358,319
4,862,682	LSTAR Securities Investment Ltd., Series 2017-2, Class A1, 2.98%, 02/01/22(e)(l)	4,854,831
1,967,460	LSTAR Securities Investment Trust, Series 2016-3, Class A, 2.98%, 09/01/21(e)(l)	1,938,580
3,542,816	LSTAR Securities Investment Trust, Series 2016-5, Class A1, 2.98%, 11/01/21(e)(l)	3,542,816
4,293,600	MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.41%, 05/25/36(e)(l)	3,952,536
3,028,711	MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.40%, 08/25/37(e)(l)	2,234,825
2,955,494	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.53%, 05/25/36(l)	2,431,935
1,012,139	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	818,482
10,206,585	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 1.44%, 05/26/37(e)	8,367,260
4,078,140	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, 1.14%, 07/26/45(l)	3,702,030
5,935,763	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(e)	5,512,904
2,600,182	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(e)	2,425,909
1,352,985	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,147,777
229,583	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	212,533
5,645,798	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 4.20%, 08/25/36(l)	4,762,160
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,953,603	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 3.23%, 05/25/35(l)	$2,441,471
3,425,846	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, 1.17%, 09/25/47(l)	3,072,227
5,012,472	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 1.21%, 05/25/46(l)	2,883,575
5,340,152	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 1.34%, 06/25/35(e)(l)	4,497,721
2,201,256	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.61%, 04/25/37(l)	1,855,840
947,366	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 3.69%, 04/25/37(l)	748,545
2,843,036	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.75%, 06/25/47(l)	2,535,983
5,913,244	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, 1.30%, 04/26/37(e)(l)	5,566,862
1,847,475	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	1,648,885
5,132,073	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	2,185,493
158,106	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.88%, 12/25/35(l)	151,843
3,119,177	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.09%, 10/25/46(l)	2,795,893
1,957,028	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.70%, 07/25/37(l)	1,598,773
4,478,592	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 1.43%, 05/25/47(l)	3,984,337
2,306,063	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.62%, 08/25/46(l)	1,651,193
17,920,438	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, 5.70%, 03/25/37(l)	2,651,940

36

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$137,634	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 3.12%, 07/25/36(l)	$137,719
766,374	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 3.11%, 04/25/36(l)	765,476
		454,475,768
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
18,052,658	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, 1.44%, 09/25/37(e)(l)	15,742,360
2,571,889	Bayview Commercial Asset Trust, Series 2007-5A, Class A3, 1.99%, 10/25/37(e)(l)	2,481,749
6,224,369	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 5.24%, 12/15/27(e)(l)	6,265,291
340,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 01/10/48(e)(l)	241,215
2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, 4.06%, 08/13/27(e)(l)	2,005,060
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, 3.35%, 08/13/27(e)(l)	4,398,814
1,180,000	Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.95%, 08/10/48(l)	929,549
15,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.49%, 12/15/34(e)(l)	14,735,079
6,050,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 3.49%, 12/15/34(e)(l)	5,848,651
4,302,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-3A, Class M1, 1.28%, 12/25/36(e)(l)	3,243,665
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 7.76%, 04/25/46(e)(l)	4,152,670
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.15%, 09/15/57(e)	1,404,300
		61,448,403
Total Non-Agency Mortgage-Backed Securities (Cost $503,579,535)		515,924,171
Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 35.8%
Federal Home Loan Bank — 35.8%
$1,000,000	0.60%, 05/01/17(p)	$1,000,000
165,000,000	0.76%, 05/03/17(p)	164,993,220
17,000,000	0.74%, 05/03/17(p)	16,999,303
12,000,000	0.73%, 05/03/17(p)	11,999,507
50,000,000	0.70%, 05/04/17(p)	49,996,919
37,000,000	0.76%, 05/04/17(p)	36,997,686
11,500,000	0.76%, 05/05/17(p)	11,499,057
8,000,000	0.76%, 05/05/17(p)	7,999,344
135,000,000	0.76%, 05/08/17(p)	134,980,348
60,000,000	0.73%, 05/08/17(p)	59,991,360
50,000,000	0.70%, 05/08/17(p)	49,992,841
11,000,000	0.75%, 05/08/17(p)	10,998,416
100,000,000	0.73%, 05/09/17(p)	99,983,600
12,000,000	0.76%, 05/09/17(p)	11,998,032
161,000,000	0.76%, 05/10/17(p)	160,970,133
70,000,000	0.75%, 05/11/17(p)	69,986,083
140,000,000	0.76%, 05/15/17(p)	139,959,680
63,000,000	0.75%, 05/15/17(p)	62,981,856
50,000,000	0.71%, 05/15/17(p)	49,985,655
114,000,000	0.76%, 05/16/17(p)	113,964,247
57,000,000	0.74%, 05/16/17(p)	56,982,440
2,000,000	0.74%, 05/16/17(p)	1,999,384
161,150,000	0.77%, 05/17/17(p)	161,096,817
44,000,000	0.76%, 05/18/17(p)	43,984,644
68,500,000	0.76%, 05/19/17(p)	68,474,160
63,000,000	0.75%, 05/22/17(p)	62,972,493
100,550,000	0.76%, 05/23/17(p)	100,504,408
50,000,000	0.76%, 06/07/17(p)	49,959,678
11,450,000	0.77%, 06/16/17(p)	11,438,447
135,000,000	0.76%, 06/20/17(p)	134,853,356
Total U.S. Government Agencies (Cost $1,959,543,004)		1,959,543,114

Shares
CASH SWEEP — 3.2%
UNITED STATES — 3.2%
176,620,394	Citibank - US Dollars on Deposit in Custody Account, 0.08%(q)	176,620,394
Total Cash Sweep (Cost $176,620,394)		176,620,394
TOTAL INVESTMENTS — 99.5% (Cost $5,321,139,010)(a)		$5,441,640,042
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		28,539,528
NET ASSETS — 100.0%		$5,470,179,570

37

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Contracts/ Notional Amount ($)		Value
STRUCTURED OPTIONS — 1.5%
3,832	DAXK Index, One purchased call strike 5,219.79, One written put strike 5,219.79 Expires 12/14/17, Broker Citibank N.A.	$2,794,507
660,000	Euro STOXX 50 Dividend Index Option, One purchased put strike 110, One written put strike 2,650.00 on Euro STOXX 50 Index (15,000 contracts), Expires 12/20/19, Broker BNP Paribas SA(r)	(657,961)
327,225	Euro STOXX 50 Dividend Index Option, One purchased put strike 110, One written put strike 2,650.00 on Euro STOXX 50 Index (7,385 contracts), Expires 12/20/19, Broker UBS AG(r)	(158,284)
10,000,000	Euro STOXX 50 Index, One purchased call strike 2,595.70, Expires 01/19/18, Broker Citibank N.A.	3,484,530
5,505	Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, Broker Goldman Sachs International	4,200,415
7,875,000	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, Broker JPMorgan Chase Bank N.A.(s)	1,968,805
5,339	Euro STOXX 50 Index, One purchased call strike 2,810.00, Expires 06/15/18, Broker Goldman Sachs International	3,591,751
4,869	Euro STOXX 50 Index, One purchased call strike 3,080.5032, One written call strike 2,306.9278 on S&P 500 Index (7,152 contracts), One written put strike 2,097.2071 on S&P 500 Index with a barrier level strike of 1,721.8071 (7,152 contracts), Expires 06/15/17, Broker Goldman Sachs International(r)	1,504,754
22,430	Euro STOXX 50 Index, One purchased call strike 3,377.14, Expires 05/18/17, One purchased call strike 3,143.08 with a barrier level strike of 2,954.50, Expires 09/14/17, One written put strike 3,343.70 with a barrier level strike of 2,942.46, Expires 09/14/17, Broker Barclays Bank Plc	3,361,584
Contracts/ Notional Amount ($)		Value
8,639	Euro STOXX 50 Index, One purchased call strike 3,472.6000, One written put strike 126.6900 on the Euro Stoxx Banks Index with a barrier level strike of 96.9179(236,798 contracts), Expires 06/15/17, Broker JPMorgan Chase Bank N.A(r)	$650,430
11,617	Euro STOXX 50 Index, One purchased call strike 3,512.0232, One written put strike 3,443.16 (5,809 contracts), One purchased put strike 2,305.9008 (17,000 contracts) on S&P 500 Index, Expires 05/19/17, Broker Goldman Sachs International(r)	625,469
8,658	Euro STOXX 50 Index, One purchased call strike 3,534.1164, One written put strike 3,118.3380, Expires 06/30/17, Broker JPMorgan Chase Bank N.A.	519,360
1,543	FTSE 100 Index, One purchased call strike 6,547.83, One purchased put strike 6,353.34, One written put strike 6,483.00 with a barrier level strike of 4,860.95 (3,084.99 contracts), Expires 07/13/17, Broker UBS AG(r)	985,413
4,422	FTSE 100 Index, One purchased call strike 6,784.37, One purchased put strike 6,648.68, One written put strike 6,784.37 with a barrier level strike of 5,291.81 (8,843 contracts) Expires 11/16/17, Broker Credit Suisse International(r)	1,891,193
1,976	FTSE 100 Index, One purchased call strike 9,159.13, One written call strike 55.2994 on Utilities SPDR ETF (397,834 contracts), One written put strike 2,117.55 on S&P 500 Index with a barrier level strike of 1,736.39 (9,445 contracts), Expires 06/15/17, Broker Credit Suisse International(r)	424,514

38

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Contracts/ Notional Amount ($)		Value
2,606	FTSE MIB Index, One purchased call strike 17,130.50, One written call strike 17,978.54, One written put strike 16,960.89 with a barrier level strike of 14,416.76 (590 contracts), Expires 10/19/17, Broker Credit Suisse International(r)	$1,745,301
1,174	FTSE MIB Index, One purchased call strike 17,205.81, One purchased put strike 16,865.10, One written put strike 17,035.46 with a barrier level strike of 12,846.44 (2,348 contracts) Expires 12/14/17, Broker JPMorgan Chase Bank N.A.(r)	3,772,308
241,721	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 80.2578 with a barrier level strike of 89.3592, One purchased put strike 82.74 with a barrier level strike of 62.055, One written put strike 82.74 with a barrier level strike of 73.0181, Expires 05/19/17, Broker JPMorgan Chase Bank N.A.	1,671,540
239,120	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 81.9672 with a barrier level strike of 91.1676, One purchased put strike 83.64 with a barrier level strike of 62.73, One written put strike 83.64 with a barrier level strike of 74.9414, Expires 06/16/17, Broker JPMorgan Chase Bank N.A.	1,307,860
1,687,308	iShares MSCI EAFE ETF Index Fund, One purchased call strike 60.4513, One written put strike 54.5247, Expires 07/13/17, Broker Credit Suisse International	4,581,411
1,737,686	iShares MSCI EAFE Index Fund, One written put strike 52.94, One purchased call strike 58.69 Expires 6/30/17, Broker Citibank N.A.	7,528,500
Contracts/ Notional Amount ($)		Value
135,469	iShares NASDAQ Biotechnology Index, One purchased call strike 272.19, One written call strike 298.87, One written put strike 266.85 with a barrier level strike of 242.83 (56,211 contracts), Expires 10/20/17, Broker Barclays Bank Plc(r)	$2,061,478
171,356	iShares NASDAQ Biotechnology Index, One purchased call strike 275.30, One written call strike 307.37, One written put strike 267.28 with a barrier level strike of 240.55 (74,828 contracts), Expires 10/17/17, Broker Barclays Bank Plc(r)	2,814,517
661,563	iShares Russell 1000 Value ETF, One purchased call strike 114.50, One written put strike 48.89 on Utilities Select Sector SPDR Fund with a barrier level strike of 37.38 (1,534,103 contracts), Expires 02/16/18, Broker Bank of America N.A.	2,640,634
1,440,181	Materials Select Sector SPDR, One purchased call strike 52.5976, One written put strike 48.9402 on Utilities Select Sector SPDR with a barrier level strike of 40.6204 (1,532,482 contracts), Expires 02/16/18, Broker JPMorgan Chase Bank N.A.(r)	2,844,978
19,808	OMX Stockholm 30 Index, One purchased call strike 1,514.51889, One written put strike 1,397.1437, Expires 05/18/17, Broker Societe Generale	2,067,888
19,738	OMX Stockholm 30 Index, One purchased call strike 1,519.88, One written put strike 1,402.09, Expires 05/18/17, Broker Societe Generale	1,957,018
21,128	S&P 500 Index, , One purchased call strike 2,248.18 Expires 09/29/17, One purchased call strike 2,437.50 Expires 05/19/17, One written put strike 2,366.50 with a barrier level strike of 2,129.85 Expires 09/29/17, Broker Societe Generale	(100,041)

39

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Contracts/ Notional Amount ($)		Value
7,005	S&P 500 Index, One purchased call strike 2,162.75, One purchased put strike 2,119.93, One written call strike 2,141.34 with a barrier level strike of 1,724.85 (14,010 contracts), Expires 11/16/17, Broker Bank of America N.A.(r)	$1,639,299
18,306	S&P 500 Index, One purchased call strike 2,206.93, One purchased put strike 2,163.23, One written put strike 2,185.08 with a barrier level strike of 1,780.40 (36,612 contracts) Expires 12/14/17, Broker Bank of America N.A.(r)	3,568,354
18,301	S&P 500 Index, One purchased call strike 2,229.42, One written put strike 2,163.85, with a barrier level strike of 2,185.71, Expires 08/17/17, Broker Credit Suisse International	3,157,877
44,023	S&P 500 Index, One purchased call strike 2,316.9810, One written put strike 2,112.5415, Expires 07/13/17, Broker Credit Suisse International	3,649,373
32,479	S&P 500 Index, One purchased put strike 2,286.06, One written call strike 49 on Utilities Select Sector SPDR (1,530,612 contracts), One written call strike 49 on Utilities Select Sector SPDR with a barrier level strike of 38.22 (1,530,612 contracts), Expires 09/14/17, Broker Societe Generale(r)	(122,670)
2,489	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 20,289.89, One written call strike 48.93 on Utilities Select Sector SPDR with a barrier level strike of 36.84(1,021,868 contracts), Expires 02/15/18, Broker Credit Suisse International(r)	2,389,089
4,775	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 21,150.7130, One written put strike 20,313.0610, Expires 07/13/17, Broker Credit Suisse International	58,796
Contracts/ Notional Amount ($)		Value
3,675	SPDR Dow Jones Industrial Average ETF Trust, One purchased put strike 20,406.62, One purchased call strike 20,610.6862, One written put strike 49.5524 on Utilities Select Sector SPDR with a barrier level strike of 40.0383 (1,513,549 contracts), Expires 03/15/18, Broker Citibank N.A.(r)	$2,786,024
436,528	SPDR S&P 500 ETF Trust, One purchased put strike 226.7897, One written call strike 118.9942 on iShares 20+ Year Treasury Bond ETF with a barrier level stirke of 139.223214 (840,377 contracts), One written put strike 118.9942 on iShares 20+ Year Treasury B Expires 7/14/17, Broker Citibank N.A.(r)	260,498
3,805	Swiss Market Index, One purchased call strike 7,963.92, One purchased put strike 7,727.36, One written put strike 7,885.07 with a barrier level strike of 6,185.84 (7,609 contracts) Expires 11/16/17, Broker JPMorgan Chase Bank N.A.(r)	3,310,500
2,501	Swiss Market Index, One purchased call strike 8,075.3631, One purchased put strike 7,835.5008, One written put strike 7,995.4090 with a barrier level strike of 6,228.42 (5,003 contracts), Expires 10/19/17, Broker JPMorgan Chase Bank N.A.(r)	1,944,100
1,247	Swiss Market Index, One purchased call strike 8,098.84, One purchased put strike 7,858.28, One written put strike 8,018.66, with a barrier level strike of 6,194.41 (2,494 contracts), Expires 07/13/17, Broker JPMorgan Chase Bank N.A.(r)	907,390
1,232	Swiss Market Index, One purchased call strike 8,196.15, One purchased put strike 7,952.70, One written put strike 8,115.00 with a barrier level strike of 6,255.85 (2,464.57 contracts), Expires 08/17/17, Broker UBS AG(r)	814,775

40

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Contracts/ Notional Amount ($)		Value
15,000,000	USD/BRL foreign exchange rate, One purchase call strike 3.08, One written put strike 3.3288, One purchase put strike 3.11 with a barrier level strike of 3.45, Expires 07/07/17, Broker Goldman Sachs International	$139,242
20,000,000	USD/BRL foreign exchange rate, One purchase call strike 3.10, One written put strike 3.4838, Expires 09/29/17, Broker Goldman Sachs International	(150,760)
10,000,000	USD/MXN foreign exchange rate, One purchased put strike 17.20, One written call strike 18.9201, Expires 05/02/17, Broker Goldman Sachs International	(41,686)
10,000,000	USD/MXN foreign exchange rate, One purchased put strike 17.30, One written call strike 19.2902, Expires 05/19/17, Broker Goldman Sachs International	(66,267)
15,000,000	USD/MXN foreign exchange rate, One purchased put strike 19.45, One written call strike 21.915, Expires 10/23/17, Broker JPMorgan Chase Bank N.A.	353,440
10,000,000	USD/MXN foreign exchange rate, One written call strike 21.5100, One purchased put strike 18.7500, Expires 10/19/17, Broker JPMorgan Chase Bank N.A.	52,446

Total Structured Options (Premiums received $5,349,103)		$84,729,692

FUTURES CONTRACTS: SHORT POSITION
Contracts		Unrealized Depreciation
193	Eurex Euro-Buxl 30-year Bond, June 2017	$(63,420)
	Net unrealized depreciation	$(63,420)

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Appreciation/ (Depreciation)
204	Chicago Board of Trade E-Mini Dow Jones Industrial Average Index, June 2017	$(26,197)
547	Chicago Mercantile Exchange E-Mini S&P 500 Index, June 2017	29,366
1,295	Chicago Board of Trade 5 Year U.S. Treasury Note, June 2017	1,156,250
231	Chicago Board of Trade U.S. Treasury Long Bond, June 2017	437,844
250	Intercontinental Exchange Brent Crude Oil, July 2017	(243,790)
100	Chicago Board of Trade Hard Red Winter Wheat, July 2017	(227,513)
120	Minneapolis Grain Exchange Red Spring Wheat, July 2017	98,325
	Net unrealized appreciation	$1,224,285

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on a basket of commodity Indexes, paying a fixed amount and paying the closing settlement price if over the target value of the basket and receiving the closing settlement price if under the target value of the basket on the termination date, expiring 12/29/17 (Underlying notional amount $537,874)(t)	$297,617
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/18 (Underlying notional amount $281,250)	61,830
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/18 (Underlying notional amount $281,250)	61,830

41

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/18 (Underlying notional amount $281,250)	$61,830
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/18 (Underlying notional amount $281,250)	61,830
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/18 (Underlying notional amount $281,250)	61,830
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/18 (Underlying notional amount $281,250)	61,830
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/18 (Underlying notional amount $281,250)	61,830
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/18 (Underlying notional amount $281,250)	61,830
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/18 (Underlying notional amount $281,250)	$61,830
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/18 (Underlying notional amount $281,250)	61,830
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/18 (Underlying notional amount $281,250)	61,830
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/18 (Underlying notional amount $281,250)	61,830
Commodity Index Swap Agreement with Macquarie Bank Ltd. based on the Macquarie Commodity Spread 203E Index, paying a fixed amount when Soybean Index lower than initial index level of 165.3420 and receiving an amount when Soybean Index greater than initial index level of 165.3420, expiring 12/06/17 (Underlying notional amount $496,026)	(56,607)

42

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Conditional Variance Swap with BNP Paribas SA receiving variance of difference between iShares China Large-Cap ETF (“FXI”) and S&P 500 Index (“SPX”) over the volatility strike price of 25.25 with a condition that FXI knockout level is between 70% and 110% of initial index level and paying variance of difference between FXI and SPX under the volatility strike price of 18.25 with a condition that SPX knockout level is between 60% and 120% of initial index level, expiring 01/19/18 (Underlying vega amount $250,000)	$(323,578)
Conditional Variance Swap with BNP Paribas SA receiving variance of the Hang Seng China Enterprises (“HSCEI”) Index over the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index over the volatility strike price of 19.70 and paying variance of the HSCEI Index under the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index under the volatility strike price of 19.70, expiring 12/28/18 (Underlying vega amount $500,000)	879,378
Conditional Variance Swap with BNP Paribas SA receiving variance of the Nikkei 225 Index over the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 23.00 and paying variance of the Nikkei 225 Index under the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 23.00, expiring 12/21/18 (Underlying vega amount $200,000)	393,044
Unrealized Appreciation/ (Depreciation)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.20 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.20, expiring 11/09/18 (Underlying vega amount $3,000,000)	$252,526
Volatility swap with BNP Paribas SA based on a basket of equities and index, receiving an amount if the final realized volatility is over the target strike price of 15.43 and paying an amount if the final realized volatility is under the target strike price of 15.43, expiring 01/19/18 (Underlying vega amount $300,000)(u)	(530,164)
Volatility swap with BNP Paribas SA based on a basket of equities and index, receiving an amount if the final realized volatility is over the target strike price of 16.36 and paying an amount if the final realized volatility is under the target strike price of 16.36, expiring 01/19/18 (Underlying vega amount $500,000)(v)	(1,065,195)
Volatility swap with JPMorgan Chase Bank N.A. based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 15.76 and paying variance if the basket volatility strike under the target strike price of 15.76, expiring 01/19/18 (Underlying vega amount $300,000)(w)	(838,337)
Volatility swap with JPMorgan Chase Bank N.A. based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 17.00 and paying variance if the basket volatility strike under the target strike price of 17.00, expiring 01/19/18 (Underlying vega amount $500,000)(x)	(2,124,700)

43

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Volatility Swap with Societe Generale based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 16.41 and paying variance if the basket volatility strike under the target strike price of 16.41, expiring 01/19/18 (Underlying vega amount $500,000)(y)	$(1,943,000)
$(4,317,056)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/18 (Underlying notional amount $296,220)	$(46,860)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/18 (Underlying notional amount $296,220)	(46,860)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/18 (Underlying notional amount $296,220)	(46,860)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/18 (Underlying notional amount $296,220)	(46,860)
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/18 (Underlying notional amount $296,220)	$(46,860)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/18 (Underlying notional amount $296,220)	(46,860)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/18 (Underlying notional amount $296,220)	(46,860)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/18 (Underlying notional amount $296,220)	(46,860)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/18 (Underlying notional amount $296,220)	(46,860)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/18 (Underlying notional amount $296,220)	(46,860)

44

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/18 (Underlying notional amount $296,220)	$(46,860)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes, expiring 07/31/18 (Underlying notional amount $296,220)	(46,860)
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, receiving a fixed amount per bushel and paying the closing settlement price of KCBT July 2017 minus CBOT July 2017 Wheat Futures contracts on the termination date, expiring 07/28/17 (Underlying notional amount $1,117,186)	1,442,186
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, receiving a fixed amount per bushel and paying the closing settlement price of KCBT July 2017 minus CBOT July 2017 Wheat Futures contracts on the termination date, expiring 06/28/17 (Underlying notional amount $569,749)	810,999
Equity swap with Barclays Capital, Inc. receiving total return of the Shiller Barclays CAPE US Core Sector Index over the initial equity level of 550.0789 and paying a variable payment based on 1-month LIBOR, expiring 08/31/17 (Underlying notional amount $30,000,000)	6,093,491
Unrealized Appreciation/ (Depreciation)
Equity swap with BNP Paribas SA based on a basket of indexes, receiving an amount if the price return of the basket indexes is over the target of 100% and paying an amount if the price return of the basket indexes is under the target of 100%, expiring 03/26/18 (Underlying notional amount Euro 100,000,000)(z)	$3,365,642
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 44.89 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 44.89, expiring 10/05/17 (Underlying vega amount $1,000,000)	1,325,395
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 44.89 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 44.89, expiring 11/17/17 (Underlying vega amount $1,000,000)	1,206,192
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 45.5625 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 45.5625, expiring 07/25/17 (Underlying vega amount $500,000)	696,414
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15, expiring 05/29/18 (Underlying vega amount $1,000,000)	49,763

45

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15, expiring 05/29/18 (Underlying vega amount $1,000,000)	$44,327
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.25 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.25, expiring 10/09/17 (Underlying vega amount $2,000,000)	1,284,843
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.25 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.25, expiring 11/06/17 (Underlying vega amount $2,000,000)	1,060,487
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying vega amount $500,000)	6,074,662
Variance swap with UBS AG receiving variance of the Franklin Floating Rate Fund over the target volatility of 4.00 and paying variance of the Franklin Floating Rate Fund under the target volatility of 4.00, expiring 12/28/18 (Underlying vega amount $62,500)	75,952
Volatility swap with JPMorgan Chase Bank N.A. paying an amount if the volatility of USD/MXN foreign exchange rate is over 16.00% and receiving an amount if the volatility of USD/MXN foreign exchange rate is under 16.00%, expiring 09/27/17 (Underlying vega amount $75,000)	(23,430)
Unrealized Appreciation/ (Depreciation)
Volatility swap with JPMorgan Chase Bank N.A. paying an amount if the volatility of USD/MXN foreign exchange rate is over 16.50% and receiving an amount if the volatility of USD/MXN foreign exchange rate is under 16.50%, expiring 09/27/17 (Underlying vega amount $75,000)	$7,575
Volatility swap with JPMorgan Chase Bank N.A. paying an amount if the volatility of USD/MXN foreign exchange rate is over 17.00% and receiving an amount if the volatility of USD/MXN foreign exchange rate is under 17.00%, expiring 11/06/17 (Underlying vega amount $100,000)	46,359
Volatility Swap with Societe Generale based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 20.1 and paying variance if the basket volatility strike under the target strike price of 20.1, expiring 01/19/18 (Underlying vega amount $437,500)(aa)	(1,204,375)
Volatility Swap with UBS AG based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 14.87 and paying variance if the basket volatility strike under the target strike price of 14.87, expiring 01/19/18 (Underlying vega amount $500,000)(ab)	(1,013,584)
$20,780,578

(a)	Cost for federal income tax purposes is $5,324,417,932 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$210,528,138
Unrealized depreciation	(93,306,028)
Net unrealized appreciation	$117,222,110

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $430,240,212 or 7.87% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (e) below) that amount to $89,974,051 or 1.64% of net assets.
(c)	Level 3 fair valued security under procedures established by

46

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

the Fund’s Board of Directors. The aggregate value of fair valued securities is $303,045, which is 0.01% of net assets.
(d)	Non-income producing security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $725,292,607, which is 13.26% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (b) above.
(f)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors except those also included in footnote (b) above.
(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(h)	Principal amount denoted in Singapore Dollars.
(i)	Zero coupon bond. The rate represents the yield at time of purchase.
(j)	Issuer filed for bankruptcy and/or is in default of interest payments.
(k)	Principal amount denoted in Euros.
(l)	Variable rate security. Rate shown is the rate as of April 30, 2017.
(m)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(n)	Principal amount denoted in British Pounds.
(o)	Principal amount denoted in Swiss Francs.
(p)	The rate represents the annualized yield at time of purchase.
(q)	The rate shown is the current yield as of April 30, 2017.
(r)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.
(s)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount than the amount shown under Notional Amount column.
(t)	The following table represents the individual long and short positions and related values underlying the basket swap with Cargill, Inc., as of April 30, 2017, expiration date December 29, 2017:

Reference Entity — Long	Unrealized Appreciation/ (Depreciation)
Chicago Board of Trade Corn #2, December 2016	$235,025
Chicago Board of Trade Hard Red Winter Wheat, July 2017	(9,037)
Chicago Board of Trade Soybean, July 2016	(204,375)
Chicago Board of Trade Soybean, November 2016	(258,750)
Chicago Board of Trade Wheat, July 2016	131,744
Chicago Board of Trade Wheat, December 2016	(84,237)
Chicago Board of Trade Wheat, March 2017	44,175
Chicago Board of Trade Wheat, July 2017	(169,812)
Reference Entity — Long (Continued)	Unrealized Appreciation/ (Depreciation)
Chicago Mercantile Exchange Lean Hogs, December 2016	434,500
Chicago Mercantile Exchange Live Cattle, August 2016	(115,800)
Chicago Mercantile Exchange Live Cattle, October 2016	187,270
COMEX Gold, April 2016	500,900
Intercontinental Exchange Brent Crude Oil, April 2016	(1,230,000)
Intercontinental Exchange Brent Crude Oil, May 2016	(147,500)
Intercontinental Exchange Brent Crude Oil, October 2016	(220,000)
Intercontinental Exchange Brent Crude Oil, March 2017	(137,000)
Intercontinental Exchange Cotton #2, March 2017	(50,750)
London Metal Exchange Copper, June 2016	(508,750)
New York Mercantile Exchange Natural Gas, October 2017	(354,701)
New York Mercantile Exchange Natural Gas, January 2018	403,260
$(1,553,838)

Reference Entity — Short	Unrealized Appreciation/ (Depreciation)
Chicago Board of Trade Corn #2, December 2016	$89,376
Chicago Board of Trade Soybean, July 2016	130,782
Chicago Board of Trade Soybean, November 2016	15,700
Chicago Board of Trade Soybean, January 2017	(35,112)
Chicago Board of Trade Soybean, March 2017	(312,575)
Chicago Board of Trade Wheat, July 2016	157,500
Chicago Board of Trade Wheat, December 2016	42,500
Chicago Mercantile Exchange Lean Hog, December 2016	105,000
Chicago Mercantile Exchange Soybean Meal, July 2016	60,446
COMEX Gold, April 2016	(217,150)
Intercontinental Exchange Brent Crude Oil, April 2016	1,136,000
Intercontinental Exchange Brent Crude Oil, May 2016	105,000
Intercontinental Exchange Brent Crude Oil, October 2016	177,000
Intercontinental Exchange Brent Crude Oil, March 2017	112,000
Intercontinental Exchange Cotton #2, March 2017	12,875
London Metal Exchange Aluminum, December 2016	(140,000)
London Metal Exchange Copper, June 2016	242,513
New York Mercantile Exchange Natural Gas, October 2017	152,000
New York Mercantile Exchange Natural Gas, January 2018	17,600
$1,851,455

47

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

(u)	The following table represents the individual long and short positions and related values underlying the basket swap with BNP Paribas SA, as of April 30, 2017, expiration date January 19, 2018:

Reference Entity — Long	Unrealized Depreciation
Eastman Chemical Co.	$(123,688)
Hologic, Inc.	(198,228)
Lennar Corp.	(119,960)
Mohawk Industries, Inc.	(183,363)
Occidental Petroleum Corp.	(164,794)
Oracle Corp.	(127,549)
Phillips 66	(199,971)
VeriSign, Inc.	(232,851)
Yahoo! Inc.	(219,873)
$(1,570,277)

Reference Entity — Short	Unrealized Appreciation
S&P 500 Index	$1,040,113
(v)	The following table represents the individual long and short positions and related values underlying the basket swap with BNP Paribas SA, as of April 30, 2017, expiration date January 19, 2018:

Reference Entity — Long	Unrealized Depreciation
AbbVie, Inc.	$(256,027)
Akamai Technologies, Inc.	(47,138)
Alibaba Group Holding Ltd.	(280,881)
Amazon.com, Inc.	(273,869)
Apple, Inc.	(153,940)
Baidu, Inc.	(308,240)
Broadcom Ltd.	(217,080)
EOG Resources, Inc.	(262,488)
E-Trade Financial Corp.	(72,144)
Facebook, Inc.	(272,012)
Gilead Sciences, Inc.	(186,767)
Halliburton Co.	(228,644)
Micron Technology, Inc.	(84,070)
Priceline Group, Inc. (The)	(228,727)
salesforce.com, Inc.	(302,899)
Whirlpool Corp.	(148,736)
$(3,323,662)

Reference Entity — Short	Unrealized Appreciation
S&P 500 Index	$2,258,467
(w)	The following table represents the individual long position and related values underlying the basket swap with JPMorgan Chase Bank N.A., as of April 30, 2017, expiration date January 19, 2018:

Reference Entity — Long	Unrealized Depreciation
Eastman Chemical Co.	$(161,994)
Lennar Corp.	(209,496)
Occidental Petroleum Corp.	(308,131)
Oracle Corp.	(184,262)
Phillips 66	(341,399)
VeriSign, Inc.	(300,459)
Yahoo! Inc.	(302,168)
$(1,807,909)

Reference Entity — Short	Unrealized Appreciation
S&P 500 Index	$969,572
(x)	The following table represents the individual long position and related values underlying the basket swap with JPMorgan Chase Bank N.A., as of April 30, 2017, expiration date January 19, 2018:

Reference Entity — Long	Unrealized Depreciation
AbbVie, Inc.	$(564,562)
Amazon.com, Inc.	(447,596)
Apple, Inc.	(320,029)
CA, Inc.	(618,625)
Chevron Corp.	(291,631)
Exxon Mobil Corp.	(298,391)
Halliburton Co.	(407,598)
Microsoft Corp.	(407,999)
Netflix.com, Inc.	(744,246)
Phillips 66	(492,725)
$(4,593,402)

Reference Entity — Short	Unrealized Appreciation
S&P 500 Index	$2,468,702
(y)	The following table represents the individual long and short positions and related values underlying the basket swap with Societe Generale, as of April 30, 2017, expiration date January 19, 2018:

Reference Entity — Long	Unrealized Depreciation
AbbVie, Inc.	$(451,500)
Amazon.com, Inc.	(461,500)
Apple, Inc.	(284,500)
Biogen, Inc.	(640,500)
Chevron Corp.	(214,500)
Exxon Mobil Corp.	(279,000)
Halliburton Co.	(338,500)
Microsoft Corp.	(352,000)
Netflix, Inc.	(689,500)
Phillips 66	(401,500)
$(4,113,000)

48

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Reference Entity — Short	Unrealized Appreciation
S&P 500 Index	$2,170,000
(z)	The following table represents the individual long position and related values underlying the basket swap with BNP Paribas SA, as of April 30, 2017, expiration date March 26, 2018:

Reference Entity — Long	Unrealized Appreciation
BNP Paribas Equity Low Volatility Europe Index	$671,301
BNP Paribas Equity Momentum Europe Index	673,585
BNP Paribas Equity Quality Europe Index	675,543
BNP Paribas Equity Value Europe Index	672,933
BNP Paribas High Dividend Yield Europe Index	672,280
$3,365,642
(aa)	The following table represents the individual long and short positions and related values underlying the basket swap with Societe Generale, as of April 30, 2017, expiration date January 19, 2018:

Reference Entity — Long	Unrealized Depreciation
Allergan Plc	$(504,375)
Alphabet, Inc.	(240,000)
Expedia, Inc.	(448,125)
Intuitive Surgical, Inc.	(364,375)
PayPal Holdings, Inc.	(311,875)
PulteGroup, Inc.	(341,250)
Teradata Corp.	(363,750)
$(2,573,750)

Reference Entity — Short	Unrealized Appreciation
Russell 2000 Index	$1,369,375
(ab)	The following table represents the individual long and short positions and related values underlying the basket swap with UBS AG, as of April 30, 2017, expiration date January 19, 2018:

Reference Entity — Long	Unrealized Depreciation
Citrix Systems, Inc.	$(197,814)
Expedia, Inc.	(310,012)
F5 Networks, Inc.	(268,480)
Intuitive Surgical, Inc.	(294,852)
Molson Coors Brewing Co.	(252,542)
Phillips 66	(245,026)
Tesoro Corp.	(232,732)
Valero Energy Corp.	(311,494)
$(2,112,952)
Reference Entity — Short	Unrealized Appreciation
S&P 500 Index	$1,099,368

BRL — Brazilian Real

CLO — Collateralized Loan Obligation
Cnv. — Convertible
ETF — Exchange Traded Fund
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	12.5%
Banks	1.1
Collateralized Mortgage Obligations	8.3
Commercial Mortgage-Backed Securities	1.1
Consumer Discretionary	2.6
Consumer Staples	1.2
Diversified Financials	2.2
Energy	0.6
Health Care	1.1
Industrials	2.4
Information Technology	3.5
Insurance	1.1
Materials	1.0
Real Estate	1.8
Telecommunication Services	0.9
U.S. Government Agencies and Securities	35.8
Utilities	0.8
Other*	22.0
100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

49

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2017
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 32.8%
Banks — 4.8%
$2,800,000	Banco Santander SA, 3.50%, 04/11/22	$2,828,655
2,650,000	Bank of Montreal MTN, 1.35%, 08/28/18	2,640,407
3,080,000	Capital One Financial Corp., 3.75%, 03/09/27	3,056,463
2,000,000	Capital One NA, 1.85%, 09/13/19	1,981,774
2,975,000	Citigroup, Inc., 3.89%, 01/10/28(b)	3,018,691
2,770,000	Cooperatieve Rabobank UA, 4.38%, 08/04/25	2,878,833
2,750,000	Cooperatieve Rabobank UA, 3.75%, 07/21/26	2,728,715
2,500,000	International Bank For Reconstruction & Development, 1.38%, 04/10/18	2,503,410
2,260,000	Sumitomo Mitsui Banking Corp., 1.95%, 07/23/18	2,262,956
5,000,000	Sumitomo Mitsui Trust Bank Ltd, 2.05%, 10/18/19(c)	4,974,735
1,375,000	Svenska Handelsbanken AB, 1.50%, 09/06/19	1,359,775
8,000,000	Westpac Banking Corp., 1.55%, 05/25/18	8,004,584
		38,238,998
Consumer Discretionary — 4.4%
1,690,000	American Honda Finance Corp., 1.50%, 11/19/18	1,686,446
1,800,000	American Honda Finance Corp. MTN, 1.55%, 12/11/17	1,803,852
3,435,000	Carnival Corp, 1.88%, 12/15/17	3,440,736
6,000,000	Daimler Finance North America LLC, 2.00%, 08/03/18(c)	6,013,962
2,911,000	Ecolab, Inc., 2.25%, 01/12/20	2,927,514
3,500,000	Ford Motor Credit Co. LLC, 3.00%, 06/12/17	3,506,080
1,697,000	Ford Motor Credit Co. LLC, 2.02%, 05/03/19	1,692,440
2,215,000	Time Warner, Inc., 2.10%, 06/01/19	2,219,078
4,200,000	TJX Cos., Inc. (The), 2.25%, 09/15/26	3,911,200
1,775,000	Toyota Motor Credit Corp. MTN, 1.13%, 05/16/17	1,775,044
Principal Amount		Value
Consumer Discretionary (continued)
$3,500,000	Toyota Motor Credit Corp. MTN, 3.20%, 01/11/27	$3,552,777
1,820,000	Whirlpool Corp., 1.65%, 11/01/17	1,820,308
		34,349,437
Consumer Staples — 1.9%
3,000,000	Anheuser-Busch Inbev Finance, Inc., 1.90%, 02/01/19	3,006,276
3,000,000	Anheuser-Busch Inbev Finance, Inc., 3.65%, 02/01/26	3,057,093
4,000,000	Coca-Cola Co. (The), 1.15%, 04/01/18	3,994,708
3,000,000	McDonald’s Corp. MTN, 2.10%, 12/07/18	3,018,165
2,077,000	Sysco Corp, 1.90%, 04/01/19	2,079,218
		15,155,460
Diversified Financials — 3.6%
4,960,000	Bank of America Corp., 3.50%, 04/19/26	4,949,267
1,000,000	Eaton Vance Corp., 3.50%, 04/06/27	1,005,613
2,930,000	Goldman Sachs Group, Inc. (The), 5.95%, 01/18/18	3,018,222
6,010,000	Goldman Sachs Group, Inc. (The), 2.63%, 01/31/19	6,079,776
2,202,000	JPMorgan Chase & Co., 2.11%, 01/23/20(b)	2,234,008
3,800,000	JPMorgan Chase & Co., 1.66%, 03/09/21(b)	3,787,627
3,000,000	Morgan Stanley, 2.45%, 02/01/19	3,024,771
3,900,000	Toronto-Dominion Bank (The), 1.59%, 07/02/19(b)	3,914,040
		28,013,324
Energy — 3.8%
3,315,000	ConocoPhillips Co., 4.95%, 03/15/26	3,705,225
3,000,000	Energy Transfer Partners LP, 4.15%, 10/01/20	3,121,773
3,000,000	Energy Transfer Partners LP, 4.05%, 03/15/25	2,997,201
5,310,000	Enterprise Products Operating LLC, 1.65%, 05/07/18	5,304,478
2,845,000	HollyFrontier Corp., 5.88%, 04/01/26	3,033,447

50

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Energy (continued)
$2,605,000	Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	$2,686,966
725,000	MPLX LP, 4.13%, 03/01/27	734,369
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(c)	999,719
6,000,000	Shell International Finance BV, 1.25%, 11/10/17	5,994,216
1,000,000	TransCanada Pipelines Ltd., 1.88%, 01/12/18	1,001,237
		29,578,631
Health Care — 3.5%
1,630,000	AbbVie, Inc., 2.50%, 05/14/20	1,644,160
4,000,000	Amgen, Inc., 2.20%, 05/22/19	4,025,404
2,000,000	Johnson & Johnson, 1.13%, 11/21/17	1,998,562
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	5,010,610
2,255,000	McKesson Corp., 2.28%, 03/15/19	2,268,061
3,000,000	Medtronic, Inc., 2.50%, 03/15/20	3,054,720
5,955,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	5,921,342
3,950,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	3,950,126
		27,872,985
Industrials — 4.0%
1,000,000	Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	1,020,137
6,115,000	Caterpillar Financial Services Corp. MTN, 1.35%, 05/18/19	6,063,689
5,400,000	Eaton Corp., 5.60%, 05/15/18	5,615,444
29,382	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(c)	29,399
1,700,000	Honeywell International Inc, 1.40%, 10/30/19	1,687,687
6,460,000	Precision Castparts Corp., 1.25%, 01/15/18	6,454,309
10,000,000	Siemens Financierings-maatschappij NV, 2.20%, 03/16/20(c)	10,062,280
Principal Amount		Value
Industrials (continued)
$1,000,000	Stanley Black & Decker, Inc., 1.62%, 11/17/18	$996,813
		31,929,758
Information Technology — 3.1%
6,500,000	Apple, Inc., 1.42%, 05/03/18(b)	6,514,359
2,000,000	Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	1,972,990
1,000,000	CA, Inc., 3.60%, 08/15/22	1,026,161
2,000,000	Cisco Systems, Inc., 1.60%, 02/28/19	2,002,262
2,020,000	Cisco Systems, Inc., 1.40%, 09/20/19	2,006,817
3,000,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 06/01/19(c)	3,068,394
3,000,000	Microsoft Corp., 1.30%, 11/03/18	2,995,653
2,750,000	Oracle Corp., 5.75%, 04/15/18	2,862,008
2,190,000	Oracle Corp., 2.25%, 10/08/19	2,218,339
		24,666,983
Insurance — 1.4%
3,040,000	Berkshire Hathaway, Inc., 3.13%, 03/15/26	3,066,001
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(c)	5,001,500
3,000,000	New York Life Global Funding, 1.45%, 12/15/17(c)	3,001,893
		11,069,394
Telecommunication Services — 0.8%
4,200,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	4,221,281
2,000,000	AT&T, Inc., 4.25%, 03/01/27	2,042,118
		6,263,399
Utilities — 1.5%
3,000,000	Berkshire Hathaway Energy Co, 2.00%, 11/15/18	3,009,573
3,690,000	Duke Energy Corp., 1.63%, 08/15/17	3,692,760
3,000,000	National Rural Utilities Cooperative Finance Corp. MTN, 3.25%, 11/01/25	3,045,264

51

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Utilities (continued)
$2,310,000	NextEra Energy Capital Holdings, Inc., 2.30%, 04/01/19	$2,325,842
		12,073,439
Total Corporate Bonds (Cost $259,168,481)		259,211,808
ASSET-BACKED SECURITIES — 8.4%
CANADA — 0.6%
4,750,000	Golden Credit Card Trust Series 2017-2A, Class A, 1.98%, 04/15/22(c)	4,747,301
CAYMAN ISLANDS — 3.6%
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class A1, 2.35%, 07/13/25(b)(c)	8,511,135
3,555,000	CIFC Funding Ltd., Series 2013-IA, Class A1, 2.31%, 04/16/25(b)(c)	3,556,697
4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, 2.47%, 04/20/30(b)	4,000,000
3,000,000	JFIN CLO Ltd., Series 2017-1A, Class A1, 2.32%, 04/24/29(b)(c)	3,009,487
2,400,000	OCP CLO Ltd., Series 2012-2A, Class A1R, 2.45%, 11/22/25(b)(c)	2,407,482
5,000,000	Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class A2R, 2.91%, 10/20/25(b)(c)	4,999,799
2,000,000	Securitized Term Auto Receivables Trust Series 2016-1A, Class A3, 1.52%, 03/25/20(c)	1,990,735
		28,475,335
UNITED STATES — 4.2%
302,750	Ally Auto Receivables Trust Series 2014-1, Class A3, 0.97%, 10/15/18	302,703
3,000,000	Ally Auto Receivables Trust Series 2017-2, Class A3, 1.78%, 08/16/21	3,004,390
107,971	AmeriCredit Automobile Receivables Trust Series 2014-2, Class A3, 0.94%, 02/08/19	107,968
1,250,000	CarMax Auto Owner Trust Series 2017-2, Class A3, 1.93%, 03/15/22	1,249,032
2,975,000	Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 08/16/21	2,965,151
Principal Amount		Value
UNITED STATES (continued)
$2,975,000	CNH Equipment Trust 2015-A, Class A4, 1.85%, 04/15/21	$2,982,438
2,000,000	Enterprise Fleet Financing LLC Series 2016-2, Class A2, 1.74%, 02/22/22(c)	1,996,676
1,000,000	Enterprise Fleet Financing LLC Series 2017-1, Class A2, 2.13%, 07/20/22(c)	999,495
251,418	Fifth Third Auto Trust Series 2014-2, Class A3, 0.89%, 11/15/18	251,381
4,000,000	Ford Credit Floorplan Master Owner Trust Series 2015-1, Class A1, 1.42%, 01/15/20	3,999,036
2,000,000	GM Financial Consumer Automobile Series 2017-1A, Class A4, 2.06%, 05/16/23(c)	2,002,933
5,000,000	Hertz Vehicle Financing LLC Series 2016-3A, Class A, 2.27%, 07/25/20(c)	4,969,161
401,686	Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/18	401,318
2,000,000	Toyota Auto Receivables Owner Trust Series 2014-B, Class A4, 1.31%, 09/16/19	1,999,922
2,000,000	Toyota Auto Receivables Owner Trust Series 2017-A, Class A4, 2.10%, 09/15/22	2,011,420
2,650,000	Verizon Owner Trust Series 2017-1A, Class A, 2.06%, 09/20/21(c)	2,661,295
1,000,000	World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3, 1.45%, 08/15/19	995,589
		32,899,908
Total Asset-Backed Securities (Cost $66,105,641)		66,122,544
MUNICIPAL BONDS — 1.2%
California — 0.5%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	3,857,585
Georgia — 0.4%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,102,183

52

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Illinois — 0.3%
$2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	$2,601,014
Total Municipal Bonds (Cost $9,543,866)		9,560,782
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
1,551,712	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(c)	1,518,631
Total Collateralized Mortgage Obligations (Cost $1,585,242)		1,518,631
U.S. GOVERNMENT AGENCIES — 6.2%
Fannie Mae — 2.5%
6,720,000	0.88%, 12/20/17	6,711,929
7,802,000	1.88%, 02/19/19	7,874,481
5,000,000	1.00%, 02/26/19	4,968,510
		19,554,920
Federal Home Loan Bank — 2.8%
5,200,000	0.63%, 10/26/17	5,190,988
5,000,000	0.88%, 10/01/18	4,972,890
12,485,000	1.13%, 06/21/19	12,418,680
		22,582,558
Overseas Private Investment Corp. — 0.5%
3,578,242	5.14%, 12/15/23	3,854,224
Private Export Funding Corp. — 0.1%
500,000	2.25%, 12/15/17	503,487
Small Business Administration — 0.2%
342,662	4.73%, 02/10/19	353,192
376,923	4.11%, 03/10/20	390,568
1,158,690	4.08%, 03/10/21	1,211,928
		1,955,688
Tennessee Valley Authority — 0.1%
725,000	6.25%, 12/15/17	748,077
Total U.S. Government Agencies (Cost $49,099,250)		49,198,954
U.S. GOVERNMENT SECURITIES — 49.5%
U.S. Treasury Notes — 49.5%
4,615,000	0.88%, 11/30/17	4,610,491
2,680,000	0.75%, 04/30/18	2,669,532
500,000	0.75%, 09/30/18	496,817
20,800,000	0.88%, 10/15/18	20,700,056
17,217,000	1.13%, 01/31/19	17,182,704
Principal Amount		Value
U.S. Treasury Notes (continued)
$3,686,000	0.88%, 04/15/19	$3,657,924
18,616,000	0.88%, 05/15/19	18,461,841
17,360,000	0.88%, 09/15/19	17,173,519
3,375,000	1.38%, 01/15/20	3,372,496
6,000,000	1.63%, 03/15/20	6,031,638
51,901,000	1.88%, 11/30/21	52,121,994
39,714,000	1.88%, 10/31/22	39,624,008
26,540,000	0.63%, 01/15/24(d)	28,477,294
81,115,000	2.38%, 08/15/24	82,464,835
96,090,000	2.00%, 02/15/25	94,855,051
Total U.S. Government Securities (Cost $392,989,631)		391,900,200
GOVERNMENT BONDS — 0.4%
JAPAN — 0.4%
3,000,000	Japan Bank For International Cooperation, 2.25%, 02/24/20	3,009,864
Total Government Bonds (Cost $2,992,265)		3,009,864

Shares
INVESTMENT COMPANY — 1.8%
14,628,000	SEI Daily Income Trust Government II Fund, Class A, 0.60%(e)	14,628,000
Total Investment Company (Cost $14,628,000)		14,628,000
TOTAL INVESTMENTS — 100.5% (Cost $796,112,376)(a)		$795,150,783
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(4,090,448)
NET ASSETS — 100.0%		$791,060,335

53

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

(a)	Cost for federal income tax purposes is $796,520,956 and net unrealized depreciation of investments is as follows:
	Unrealized appreciation	$3,239,575
	Unrealized depreciation	(4,609,748)
	Net unrealized depreciation	$(1,370,173)
(b)	Variable rate security. Rate shown is the rate as of April 30, 2017.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $76,522,709 which is 9.67% of net assets.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	Rate shown represents current yield at April 30, 2017.

AGM — Assured Guaranty Municipal Corp.

CLO — Collateralized Loan Obligation

GO — General Obligations

MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government Agencies and Securities	55.7%
Corporate Bonds	32.8
Municipal Bonds	1.2
Government Bonds	0.4
Asset Backed Securities	8.4
Collateralized Mortgage Obligations	0.2
Other*	1.3
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

54

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2017
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 92.3%
Alabama — 0.9%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,578,000
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/22	3,562,523
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/24	3,625,734
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	4,413,155
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,807,650
		18,987,062
Arizona — 1.0%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/25	1,058,391
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,288,280
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A, 5.00%, 09/01/23	2,825,028
1,000,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/22	1,155,130
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	2,034,299
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	369,851
2,010,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,023,346
5,000,000	City of Phoenix Advance Refunding GO, 5.00%, 07/01/25	6,115,750
Principal Amount		Value
Arizona (continued)
$500,000	City of Tempe Advance Refunding Revenue, 5.00%, 07/01/26	$614,640
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	216,519
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,208,098
		21,909,332
California — 6.1%
5,000,000	California Infrastructure & Economic Development Bank Refunding Revenue Bonds, 1.18%, 04/01/38(b)	5,006,500
700,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation), 5.00%, 05/15/25	834,505
6,250,000	California State Current Refunding GO - Group C, 5.00%, 08/01/27	7,411,375
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D, 5.00%, 09/01/24	2,396,480
750,000	City of Roseville Water Utility Advance Revenue Refunding COP, 5.00%, 12/01/22	887,303
28,650,000	County of Los Angeles Public Improvements GO, 3.00%, 06/30/17	28,749,702
9,250,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/23	11,129,970
995,000	Los Angeles Department of Water Utility Improvements Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	1,220,626
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,131,638
2,500,000	Sacramento Municipal Utility District Refunding Revenue - Series D, 5.00%, 08/15/27	3,120,125

55

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
California (continued)
$1,000,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	$1,219,050
1,300,000	San Mateo County Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/23	1,557,504
7,000,000	State of California Public Improvements GO, 5.00%, 09/01/22	8,206,800
10,000,000	State of California Refunding GO, 5.00%, 09/01/22	11,724,000
750,000	State of California Refunding GO, 5.00%, 03/01/23	887,213
8,000,000	State of California Refunding GO, 5.00%, 03/01/24	9,603,520
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	9,620,960
18,720,000	State of California Refunding GO, 5.00%, 09/01/27	22,660,934
2,900,000	University of California Refunding Revenue Bonds, Series I, 5.00%, 05/15/23	3,470,430
		130,838,635
Colorado — 1.8%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding), 5.00%, 12/01/19	548,485
3,935,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	4,734,592
20,000,000	Colorado State Education Loan Program Cash Flow Management Revenue Notes Series B, 4.00%, 06/29/17	20,100,800
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program), 5.00%, 12/01/24	2,435,620
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	120,247
Principal Amount		Value
Colorado (continued)
$975,000	EI Paso Country School District No 20 Academy School Improvements GO (State Aid Withholding), 5.00%, 12/15/25	$1,198,509
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,036,340
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,387,043
1,600,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,604,208
1,000,000	Weld County School District No Re-1 School Improvements GO, (AGM, State Aid Withholding), 5.00%, 12/15/23	1,193,240
2,280,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 05/15/26	2,730,186
		38,089,270
Connecticut — 4.2%
4,000,000	Hartford County Metropolitan District Cash Flow Management GO Notes, 2.00%, 08/30/17	4,011,280
2,000,000	Hartford County Metropolitan District Refunding Notes GO, 5.00%, 03/01/25	2,332,460
1,695,000	Hartford County Metropolitan District Refunding Notes GO, Series C (AGM), 5.00%, 11/01/23	1,994,218
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/25	6,965,079
7,000,000	State of Connecticut Advance Refunding GO, Series B, 5.00%, 05/15/24	8,186,150
8,000,000	State of Connecticut Advance Refunding GO, Series B, 5.00%, 05/15/25	9,396,480
1,805,000	State of Connecticut Advance Refunding GO, Series B, 5.00%, 05/15/27	2,105,875

56

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Connecticut (continued)
$6,000,000	State of Connecticut Public Improvements GO, Series F, 5.00%, 11/15/26	$7,035,480
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A, 5.00%, 08/01/22	3,589,180
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds, 5.00%, 08/01/22	1,447,250
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/25	9,436,880
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	2,365,140
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	8,718,240
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	5,795,750
10,000,000	State of Connecticut Water & Sewer System Improvements GO, Series E, 5.00%, 10/15/23	11,675,000
3,900,000	Town of Ledyard Cash Flow Management GO Notes, 2.00%, 05/24/17	3,902,418
		88,956,880
District Of Columbia — 1.0%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,484,850
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,127,430
15,000,000	Washington Metropolitan Area Transit Authority Revenue, Series A, 4.00%, 07/01/17	15,074,250
		21,686,530
Florida — 1.5%
4,790,000	County of Miami-Dade Public Improvements GO, 5.00%, 07/01/24	5,744,216
Principal Amount		Value
Florida (continued)
$1,000,000	County of Sarasota Refunding Revenue Bonds, 5.00%, 10/01/24	$1,201,860
5,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	5,033,100
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,077,152
1,200,000	Lee County School Board Refunding COP, 5.00%, 08/01/25	1,411,524
4,000,000	Miami-Dade County Refunding GO, Series B, 5.00%, 07/01/24	4,796,840
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,033,720
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,244,680
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	531,595
		32,074,687
Georgia — 4.1%
1,570,000	Athens Housing Authority Advance Refunding Revenue Bonds, 5.00%, 06/15/27	1,893,938
1,755,000	Athens Housing Authority Advance Refunding Revenue Bonds, 5.00%, 06/15/28	2,099,893
2,000,000	Cherokee County Board of Education Advance Refunding GO, 5.00%, 08/01/23	2,381,560
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding), 5.00%, 02/01/23	885,338
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/21	294,406
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/23	3,147,448

57

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Georgia (continued)
$2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/24	$2,465,043
375,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 5.00%, 05/01/23	443,366
1,000,000	Fulton County Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,027,420
1,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,043,318
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	1,303,875
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,370,500
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,214,419
8,100,000	Private Colleges & Universities Authority Refunding Revenue Bonds, Series B-2, 0.80%, 09/01/35(b)	8,100,000
1,095,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/25	1,289,735
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/26	1,843,002
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/26	1,303,731
7,650,000	State of Georgia Advance Refunding GO, Series E, 5.00%, 12/01/26	9,573,134
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,003,559
Principal Amount		Value
Georgia (continued)
$2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	$3,053,479
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,541,340
28,020,000	State of Georgia University and College Improvements GO, Series A-1, 5.00%, 02/01/24	33,907,562
		87,186,066
Hawaii — 0.4%
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,135,030
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	412,287
5,000,000	State of Hawaii Refunding GO, Series EP, 5.00%, 08/01/25	5,988,150
		7,535,467
Idaho — 0.6%
1,000,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY), 5.00%, 09/15/25	1,226,590
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,755,360
10,000,000	State of Idaho Cash Flow Management GO Notes, 2.00%, 06/30/17	10,017,400
		12,999,350
Illinois — 0.9%
2,215,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	2,447,021
2,575,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	2,632,963
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	3,069,630

58

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Illinois (continued)
$3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A, 5.00%, 12/01/24	$3,854,500
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D, 5.00%, 12/01/22	2,315,160
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	3,645,040
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	864,185
		18,828,499
Indiana — 0.4%
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	554,135
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,537,187
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	291,973
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(b)	5,012,050
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	539,179
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	574,742
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,033,900
		9,543,166
Principal Amount		Value
Iowa — 0.1%
$1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	$2,015,766
Kansas — 0.2%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	1,496,275
2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds, 5.00%, 12/01/17	2,219,736
		3,716,011
Kentucky — 0.4%
3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	3,545,535
5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	5,966,600
		9,512,135
Louisiana — 0.1%
375,000	Consolidated Government of The City of Baton Rouge & Parish of East Baton Rouge Advance Refunding Revenue Bonds, Series A-1, 5.00%, 08/01/26	456,431
2,000,000	State of Louisiana Interstate 49 South Project Revenue Bonds, 5.00%, 09/01/22	2,286,520
		2,742,951
Maine — 0.2%
2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/19	2,440,800
670,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	674,335

59

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Maine (continued)
$30,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17(c)	$30,197
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	187,065
5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21(c)	5,721
		3,338,118
Maryland — 2.2%
1,200,000	County of Baltimore Refunding GO, (Special Assessment), 5.00%, 02/01/29	1,451,052
1,500,000	County of Frederick MD Refunding GO, Series A, 5.00%, 02/01/25	1,833,360
3,110,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/24	3,782,755
9,355,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/25	11,497,856
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	1,123,410
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 11/01/26	12,062,900
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,313,260
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,010,200
3,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/25	3,674,040
6,375,000	State of Maryland School Improvements GO, Series 1, 5.00%, 06/01/23	7,625,520
Principal Amount		Value
Maryland (continued)
$2,000,000	State of Maryland School Improvements GO, Series B, 5.00%, 08/01/17	$2,020,400
		47,394,753
Massachusetts — 10.5%
7,900,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 07/28/17	7,916,274
10,000,000	City of Lawrence Cash Flow Management GO Notes, Series A, (State Aid Withholding), 2.00%, 09/01/17	10,029,400
15,818,882	City of New Bedford Refunding GO Notes, 2.00%, 05/03/17	15,819,989
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A, 5.00%, 07/01/25	8,526,770
5,705,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/27	7,058,454
11,500,000	Commonwealth of Massachusetts Advance Refunding GO, Series C, 5.00%, 10/01/22	13,538,490
8,165,000	Commonwealth of Massachusetts Cash Flow Management GO Notes, Series B, 2.00%, 05/22/17	8,170,307
15,000,000	Commonwealth of Massachusetts Cash Flow Management GO Notes, Series C, 2.00%, 06/26/17	15,025,350
4,450,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 4.00%, 06/15/17	4,466,554
4,000,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 5.00%, 06/15/22	4,680,520
9,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A, 5.00%, 05/01/19	9,705,420

60

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$7,470,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/27	$9,168,678
7,500,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/25/17	7,517,325
5,300,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/11/17	5,310,865
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017, 5.00%, 08/01/21	9,783,075
10,000,000	Massachusetts Health & Educational Facilities Authority, University and College Improvements Revenue Bonds, 0.80%, 07/01/31(b)	10,000,000
4,000,000	Massachusetts Health & Educational Facilities Authority, University and College Improvements Revenue Bonds, Series Y, 0.83%, 07/01/35(b)	4,000,000
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	8,723,169
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	586,829
4,845,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority), 0.86%, 08/01/37(b)	4,845,000
5,000,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 06/30/17	5,006,650
3,000,000	Metrowest Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 09/22/17	3,009,660
19,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/04/17	19,037,810
Principal Amount		Value
Massachusetts (continued)
$4,000,000	Southeastern Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 08/25/17	$4,011,640
4,780,000	Town of Easton Cash Flow Management Refunding GO Notes, 2.00%, 08/18/17	4,791,520
10,379,952	Town of Marblehead Refunding GO Notes, 2.00%, 08/04/17	10,404,137
1,430,000	Town of Northborough Cash Flow Management GO Notes, 2.00%, 06/16/17	1,431,530
5,000,000	Town of Stow Cash Flow Management Refunding GO Notes, 2.00%, 05/01/18	5,039,650
7,500,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes, 2.00%, 06/30/17	7,510,200
		225,115,266
Michigan — 0.5%
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/23	234,475
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	653,612
1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	1,449,714
1,000,000	Grand Valley State University & College Improvements Revenue Bonds, Series A, 5.00%, 12/01/23	1,169,920
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	415,467
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	268,103
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,428,171
1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A, 5.00%, 04/01/22	1,166,650

61

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Michigan (continued)
$4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	$4,788,346
		11,574,458
Minnesota — 1.6%
1,515,000	Cambridge Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program), 5.00%, 02/01/24	1,812,001
1,000,000	City of Rochester Advance Refunding GO, Series B, 5.00%, 12/01/24	1,220,170
9,875,000	County of Hennepin Public Improvements GO, Series C, 0.83%, 12/01/33(b)	9,875,000
2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A, 5.00%, 02/01/25	2,657,248
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	5,942,328
1,000,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/23	1,177,760
1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	1,666,844
2,740,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/25	3,271,944
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,445,469
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,136,100
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	1,199,540
		33,404,404
Mississippi — 0.2%
650,000	Delta State University Educational Building Corp., Facilities Refunding Revenue, 5.00%, 12/01/23	767,423
Principal Amount		Value
Mississippi (continued)
$1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	$1,900,210
570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program), 5.00%, 01/01/23	663,400
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds, 5.00%, 11/01/22	360,440
830,000	University of Mississippi Educational Building Corp. Facilities Financing Project Advance Refunding Revenue Bonds, Series A, 5.00%, 10/01/25	999,777
		4,691,250
Missouri — 1.8%
570,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	627,496
300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	333,693
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation), 5.00%, 12/01/26	2,712,045
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	4,767,800
915,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/25	1,114,141
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,424,204

62

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Missouri (continued)
$2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	$2,291,240
850,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	1,020,374
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	2,136,672
20,000,000	University of Missouri Refunding Revenue Bonds, Series B, 0.80%, 11/01/31(b)	20,000,000
		37,427,665
Montana — 0.1%
2,625,000	Montana Department of Transportation Advance Refunding Revenue Bonds, 4.00%, 06/01/17	2,631,064
Nevada — 0.1%
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,836,975
New Hampshire — 0.1%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds, 5.00%, 09/01/19	2,435,918
New Jersey — 2.5%
200,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/17	203,889
2,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	2,032,560
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	235,677
Principal Amount		Value
New Jersey (continued)
$1,090,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18(c)	$1,126,755
410,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18	419,697
11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	11,843,957
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(c)	42,094
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,426,464
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	11,016,333
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A, 5.25%, 12/15/21	2,194,400
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A, 5.25%, 12/15/22	1,640,745
1,575,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, 5.00%, 06/15/24	1,701,000
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B, 5.00%, 06/15/19	526,025
2,000,000	New Jersey Turnpike Authority, 5.00%, 01/01/29	2,379,440
4,320,000	Township of Mendham GO Refunding Notes, 2.00%, 05/18/17	4,321,771
11,814,691	Township of Wayne GO Refunding Notes, 2.00%, 07/14/17	11,833,831
		52,944,638

63

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
New Mexico — 0.2%
$250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	$252,143
4,950,000	University of New Mexico/The Refunding Revenue Bonds, Series C, 0.83%, 06/01/30(b)	4,950,000
		5,202,143
New York — 21.6%
16,155,434	Bedford Central School District Cash Flow Management GO Notes (State Aid Withholding), 2.00%, 07/14/17	16,187,583
5,500,000	City of New York Advance Refunding GO, Series 2015-A, 5.00%, 08/01/24	6,628,050
10,000,000	City of New York Advance Refunding GO, Series A, 5.00%, 08/01/25	11,909,500
30,000,000	City of New York NY Advance Refunding GO, Series C, 5.00%, 08/01/22	35,077,800
5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(d)	5,050,350
8,200,000	City of New York Public Improvements GO, Sub-Series B-3 (TD Bank N.A.), 0.82%, 09/01/27(b)	8,200,000
3,010,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	3,519,473
5,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/17	5,050,350
1,855,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,075,467
650,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	760,019
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	9,552,854
4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	4,040,280
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/17	10,100,700
Principal Amount		Value
New York (continued)
$2,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	$2,866,225
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	21,631,310
6,000,000	County of Rockland Cash Flow Management GO Notes, 2.50%, 03/22/18	6,055,320
2,799,000	County of Tompkins Public Improvements GO Notes, 2.00%, 07/07/17	2,803,786
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,081,000
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,673,950
5,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series C-2B, 5.00%, 11/15/34(b)	5,465,150
10,000,000	Metropolitan Transportation Authority Cash Flow Management Revenue Notes, Series A-1, 2.00%, 08/01/17	10,028,100
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B, 5.00%, 11/15/28	286,121
875,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B, 5.00%, 11/15/29	1,035,081
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,213,731
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,196,481
9,000,000	Middle Country Central School District At Centereach Cash Flow Management GO Notes, (State Aid Withholding), 2.00%, 06/27/17	9,012,780

64

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
New York (continued)
$2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	$2,628,600
10,000,000	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds, Series B-1B, 0.84%, 06/15/24(b)(d)	10,000,000
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/24	3,007,950
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	1,615,491
2,200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 05/01/22(c)	2,370,170
1,230,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(c)	1,255,436
770,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	785,847
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	18,378,048
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,207,287
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	1,145,007
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,799,420
Principal Amount		Value
New York (continued)
$935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	$991,343
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,772,004
1,725,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18	1,778,113
225,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18(c)	231,809
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	550,530
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 02/01/31	10,644,300
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/20	677,136
975,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	1,117,662
4,875,000	New York City Water & Sewer System Refunding Revenue Bonds, Series F-2, 0.85%, 06/15/33(b)	4,875,000
8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B-3V, 0.85%, 04/01/24(b)	8,000,000
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	5,192,667

65

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
New York (continued)
$10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	$11,533,200
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	10,820,173
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/22	9,060,861
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/24	16,831,220
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(c)	15,767
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,787,966
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue, 5.00%, 07/01/25	1,199,830
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,219,277
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	16,988,550
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	4,915,997
765,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A (NATL-IBC), 5.88%, 05/15/17	766,293
4,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E, 5.00%, 02/15/23	5,322,735
Principal Amount		Value
New York (continued)
$1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	$1,189,482
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	9,257,171
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 02/15/27	1,217,970
3,750,000	New York State Environmental Facilities Corp Water Utility Improvements Refunding Revenue, 5.00%, 06/15/25	4,604,700
3,800,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	4,012,420
3,200,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/20(c)	3,379,360
2,510,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/21(c)	2,650,686
2,490,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	2,628,842
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,585,227
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,365,050

66

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
New York (continued)
$1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	$2,038,985
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,008,480
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	2,404,460
2,250,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27	2,720,655
11,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/28	13,369,620
14,720,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A, 5.00%, 03/15/25	17,824,006
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,472,574
7,800,000	Rockville Centre Union Free School District Cash Flow Management GO Notes (State Aid Withholding), 2.00%, 06/23/17	7,810,296
3,630,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/24	4,410,668
2,325,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/27	2,877,536
3,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 0.82%, 01/01/32(b)(d)	3,000,000
Principal Amount		Value
New York (continued)
$1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, 5.00%, 12/15/24	$1,893,920
		462,709,258
North Carolina — 1.9%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	751,964
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,034,460
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,444,986
880,000	City of Charlotte Storm Water Current Refunding Revenue, 5.00%, 12/01/22	1,037,494
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,572,262
3,325,000	County of Wake Advance Refunding Revenue, Series A, 5.00%, 12/01/26	4,121,770
615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	616,494
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	697,019
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	766,955
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds, 5.00%, 12/01/25	1,223,020
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	373,224
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,293,080
10,000,000	Raleigh Durham Airport Authority Refunding Revenue Bonds, Series C, 0.84%, 05/01/36(b)(d)	10,000,000
10,000,000	State of North Carolina Refunding Revenue Bonds, Series B, 5.00%, 06/01/24	12,058,500
		39,991,228

67

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Ohio — 2.7%
$1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/23	$1,409,659
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/24	1,214,660
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/25	1,574,973
5,800,000	City of Columbus Cash Flow Management GO Notes, 1.75%, 08/04/17	5,812,992
2,500,000	City of Columbus GO, Series A, 5.00%, 02/15/22	2,914,950
3,500,000	City of Columbus GO, Series A, 4.00%, 08/15/25	4,008,830
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,402,260
1,100,000	County of Cuyahoga Refunding Revenue Bonds, 5.00%, 12/01/22	1,295,580
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,202,170
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	1,811,910
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds, 5.00%, 12/01/23	1,192,180
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,499,261
3,000,000	Ohio Water Development Authority Revenue Bonds, 5.00%, 06/01/26	3,704,430
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	377,085
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,017,070
Principal Amount		Value
Ohio (continued)
$1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	$1,733,624
300,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	359,921
210,000	State of Ohio Highway Improvements Revenue Bonds, 5.00%, 12/15/24	254,961
6,630,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1, 4.00%, 12/15/17	6,758,954
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1, 5.00%, 12/15/20	2,256,040
5,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1, 5.00%, 12/15/24	6,070,500
2,000,000	State of Ohio Mental Health Facility Improvements Revenue, 5.00%, 06/01/25	2,423,860
1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A, 5.00%, 02/01/24	1,693,387
2,000,000	University of Cincinnati Advance Refunding Revenue, Series A, 5.00%, 06/01/26	2,438,260
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	1,735,571
		58,163,088
Oklahoma — 0.5%
4,000,000	City of Oklahoma City OK Public Improvements GO, 5.00%, 03/01/26	4,937,400
2,000,000	University of Oklahoma Advance Refunding Revenue Bonds, Series B, 5.00%, 07/01/25	2,409,560
1,795,000	University of Oklahoma Refunding Revenue Bonds, Series A, 3.00%, 07/01/17	1,800,870

68

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Oklahoma (continued)
$1,250,000	University of Oklahoma Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	$1,505,975
		10,653,805
Oregon — 0.6%
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,300,000
400,000	Clackamas County School District No 86 Canby Refunding Revenue Bonds GO, Series A, (School Board GTY), 3.00%, 06/15/17	400,991
815,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	818,822
5,500,000	State of Oregon Cash Flow Management GO Notes, Series A, 2.00%, 06/30/17	5,510,615
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	1,861,564
2,200,000	Yamhill Clackamas & Washington Counties School District No 29J Newberg Refunding GO (NATL-RE, School Board GTY), 5.50%, 06/15/17	2,211,594
		12,103,586
Pennsylvania — 1.8%
20,065,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2, 5.00%, 09/15/17	20,369,787
10,000,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2, 5.00%, 09/15/20	11,155,200
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/26	1,216,110
3,000,000	Pennsylvania State University Advance Refunding Revenue, Series B, 5.00%, 09/01/26	3,704,790
Principal Amount		Value
Pennsylvania (continued)
$1,240,000	Pennsylvania State University, University and College Improvements Revenue, Series A, 5.00%, 09/01/26	$1,531,313
		37,977,200
Rhode Island — 0.6%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue, 5.00%, 06/15/23	8,109,816
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A, 5.00%, 05/15/22	3,430,440
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	726,763
		12,267,019
South Carolina — 0.5%
1,865,000	City of Charleston Waterworks & Sewer System Advance Refunding Revenue Bonds, 5.00%, 01/01/24	2,247,101
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,160,663
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,806,724
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District), 5.00%, 03/01/26	2,873,157
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	354,031
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	729,518
		10,171,194

69

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Tennessee — 0.0%
$900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 11/01/25	$1,084,959
Texas — 12.6%
3,630,000	Alief Independent School District School Improvements Refunding GO, (PSF-GTD), 5.00%, 02/15/25	4,361,953
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD), 5.00%, 02/15/22	1,157,940
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	1,038,192
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/26	2,093,481
1,100,000	Amarillo College District Refunding GO, 4.00%, 02/15/20	1,179,343
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/23	571,621
4,340,000	Austin Community College District Refunding GO, 5.00%, 08/01/27	5,222,496
1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD), 5.00%, 08/01/21	1,148,720
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	409,587
5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/26	6,401,948
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD), 5.00%, 08/01/27	1,299,503
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,948,968
Principal Amount		Value
Texas (continued)
$1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/01/25	$1,213,390
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/21	1,153,780
2,535,000	City of Cedar Park Public Improvements Refunding GO, 5.00%, 02/15/20	2,791,263
4,020,000	City of College Station Improvements Advance Refunding GO, 5.00%, 02/15/25	4,843,336
935,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	1,107,919
2,075,000	City of Denton Public Improvements GO, 5.00%, 02/15/23	2,433,124
1,715,000	City of Denton Public Improvements GO, 5.00%, 02/15/24	2,040,987
1,290,000	City of Denton Public Improvements GO, 5.00%, 02/15/28	1,536,132
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds, 5.00%, 03/01/24	990,489
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/25	415,463
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/26	1,477,688
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue, 5.00%, 02/15/25	6,219,276
1,325,000	City of Lubbock Prerefunded Public Improvements GO, 5.25%, 02/15/20(c)	1,422,547
450,000	City of Lubbock Unrefunded Public Improvements GO, 5.25%, 02/15/20	484,055
2,240,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements, 5.00%, 03/15/25	2,699,715
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements, 5.00%, 03/15/26	2,859,966

70

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Texas (continued)
$2,440,000	City of Plano Advance Refunding GO, 5.00%, 09/01/23	$2,911,384
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds, 5.00%, 05/01/26	1,434,325
1,430,000	Clear Creek Independent School District GO, (PSF-GTD), Series B, 3.00%, 02/15/35(b)	1,437,808
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,827,537
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,445,054
2,130,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/26	2,560,537
2,910,000	County of Bexar Refunding GO, 5.00%, 06/15/22	3,398,851
675,000	County of Collin Advance Refunding GO, 5.00%, 02/15/24	810,419
3,440,000	County of Dallas Public Improvements GO, 5.00%, 08/15/26	4,193,016
1,500,000	County of Denton Advance Refunding GO, 5.00%, 07/15/24	1,812,615
1,590,000	County of Harris Advance Refunding Revenue, Series A, 5.00%, 08/15/25	1,922,708
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,135,750
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	427,486
4,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-2 (PSF-GTD), 3.00%, 02/15/40(b)	4,022,080
2,000,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	2,399,680
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	1,289,075
Principal Amount		Value
Texas (continued)
$1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/25	$1,301,197
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,251,966
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/27	2,212,349
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/25	3,595,410
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD), 5.00%, 08/15/25	1,783,395
6,000,000	Fort Bend Independent School District Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/25	7,187,220
2,000,000	Fort Worth Independent School District School Building GO, (PSF-GTD), 5.00%, 02/15/22	2,321,900
885,000	Frenship Independent School District Refunding GO (PSF-GTD), 5.00%, 02/15/26	1,040,937
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	266,325
2,500,000	Frisco Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 08/15/25	3,044,250
1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 02/15/25	1,674,188
13,000,000	Goose Creek Consolidated Independent School District School Improvements GO, Series B, (PSF-GTD), 3.00%, 02/15/35(b)	13,070,980
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,093,070

71

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Texas (continued)
$2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/27	$3,322,519
2,030,000	Houston Community College System University & College Improvements Revenue Bonds (AGM), 5.25%, 04/15/21	2,108,602
960,000	Houston Community College System University & College Improvements Revenue Bonds (AGM), 5.25%, 04/15/21(c)	999,312
3,750,000	Houston Independent School District School Improvement Refunding GO, (PSF-GTD), Series A, 5.00%, 02/15/25	4,548,000
6,000,000	Houston Independent School District School Improvements GO, Series 2014A-1A, (PSF- GTD), 2.00%, 06/01/39(b)(d)	6,004,440
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	2,947,522
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/24	698,250
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/25	601,610
1,000,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/23	1,188,820
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	2,193,312
1,760,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	2,106,896
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	273,857
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,242,208
Principal Amount		Value
Texas (continued)
$3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/01/24	$4,106,834
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/23	1,194,573
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/24	1,278,487
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/25	1,349,771
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/23	1,705,684
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/25	2,006,417
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/26	717,982
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD), 5.00%, 08/15/21	1,146,890
595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD), 5.00%, 08/15/26	730,255
250,000	Northside Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/26	308,008
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,346,051
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/22	289,235
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/27	891,120
1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD), 5.00%, 02/15/23	1,801,971

72

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Texas (continued)
$2,595,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 02/15/25	$3,120,306
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD), 5.00%, 02/15/25	1,204,020
265,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/18(c)	268,063
260,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/18	263,081
925,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/22	1,074,536
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/23	1,205,089
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/24	1,289,312
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,207,570
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD), 5.00%, 05/01/25	852,437
145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	152,510
1,450,000	Spring Independent School District Advance Refunding GO (PSF-GTD), 5.00%, 08/15/27	1,766,057
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD), 5.00%, 08/15/26	1,223,570
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 5.00%, 10/01/26	6,160,250
2,695,000	State of Texas Public Finance Authority Refunding GO, 5.00%, 10/01/20	3,031,444
Principal Amount		Value
Texas (continued)
$3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F, 5.00%, 10/01/25	$3,906,496
6,500,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/25	7,883,070
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/22	1,174,990
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/24	7,005,866
3,225,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	3,674,597
4,850,000	Tyler Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	5,716,210
500,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/22	586,059
1,680,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/23	2,003,501
1,235,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/24	1,493,288
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,540,677
220,000	University of North Texas Prerefunded Refunding Revenue, 5.00%, 04/15/20(c)	244,022
420,000	University of North Texas Prerefunded Refunding Revenue, 5.00%, 04/15/21(c)	478,421
1,480,000	University of North Texas Unrefunded Refunding Revenue, 5.00%, 04/15/20	1,634,793
2,810,000	University of North Texas Unrefunded Refunding Revenue, 5.00%, 04/15/21	3,184,657

73

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Texas (continued)
$2,075,000	University of Texas Financing Systems Refunding Revenue Bonds, Series A, 5.00%, 08/15/17	$2,099,776
9,000,000	University of Texas System University & College Improvements Revenue Bonds, Series J, 5.00%, 08/15/26	11,088,270
2,000,000	University of Texas System University and College Improvements Revenue, Series D, 5.00%, 08/15/23	2,390,380
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	148,451
325,000	Waco Independent School District Advance Refunding GO, (PSF- GTD), 5.00%, 08/15/27	397,966
640,000	Wall Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	752,998
1,370,000	Wichita Falls Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/25	1,654,741
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD), 5.00%, 02/01/23	1,424,001
		268,804,495
Utah — 0.8%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,156,858
13,000,000	Salt Lake City Corp Cash Flow Management GO Notes, 2.00%, 06/30/17	13,020,280
1,085,000	Uintah County School District Refunding GO, (School Board GTY), 5.00%, 02/01/24	1,302,260
		16,479,398
Virginia — 2.5%
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/27	6,215,350
Principal Amount		Value
Virginia (continued)
$600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	$607,686
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,468,746
6,025,000	Hampton Roads Sanitation District Refunding Revenue Bonds, Series B, 0.83%, 08/01/46(b)	6,025,000
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	1,412,424
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A, 5.00%, 09/01/28	1,209,600
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program), 5.00%, 09/01/21	2,237,420
500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A, 5.00%, 02/01/27	589,350
6,450,000	Virginia Commonwealth Transportation Board Current Refunding Revenue, 5.00%, 05/15/17	6,458,901
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	5,797,900
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,828,292
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,358,350
5,000,000	Virginia Public School Authority Advance Refunding Revenue Bonds, 5.00%, 02/01/24	5,994,200

74

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Virginia (continued)
$2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/24	$2,965,382
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 08/01/25	6,100,750
1,500,000	Virginia Resources Authority Advance Refunding Revenue, 5.00%, 11/01/26	1,858,110
1,150,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	1,397,929
		54,525,390
Washington — 2.4%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/21	1,184,111
190,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/23	227,424
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	100,303
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY), 5.00%, 12/01/26	1,264,830
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds, 5.00%, 01/01/27	1,900,128
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,585,247
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY), 5.00%, 12/01/24	990,512
5,500,000	Energy Northwest Refunding Revenue Bonds, 5.00%, 07/01/25	6,685,800
Principal Amount		Value
Washington (continued)
$3,900,000	Energy Northwest Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	$4,504,032
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	712,620
1,035,000	King County Refunding GO, 5.00%, 07/01/25	1,257,784
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,595,145
1,000,000	King County Sewer Improvements GO, Series B, 0.84%, 01/01/40(b)	1,000,000
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY), 5.00%, 12/01/24	1,408,531
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds, 5.00%, 02/01/27	900,338
1,320,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY), 5.00%, 12/01/23	1,580,000
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY), 5.00%, 12/01/25	5,978,000
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,396,701
5,000,000	State of Washington Advance Refunding GO, Series B, 5.00%, 07/01/26	6,076,400
1,000,000	State of Washington Public Improvements Advance Refunding COP, (State Higher Education Intercept Program), 3.00%, 07/01/17	1,003,540
800,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	934,208
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	3,532,620

75

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Principal Amount		Value
Washington (continued)
$4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY), 5.00%, 12/01/24	$5,355,750
		52,174,024
Wisconsin — 0.1%
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/27	1,441,380
Total Municipal Bonds (Cost $1,968,575,355)		1,974,164,483
U.S. GOVERNMENT SECURITIES — 4.7%
U.S. Treasury Notes — 4.7%
35,000,000	1.13%, 02/28/2021	34,309,555
50,000,000	1.88%, 05/31/2022	50,095,700
16,000,000	2.00%, 08/15/2025	15,726,256
Total U.S. Government Securities (Cost $99,295,727)		100,131,511

Shares
INVESTMENT COMPANY — 2.3%
48,815,800	SEI Daily Income Trust Government II Fund, Class A, 0.60%(e)	$48,815,800
Total Investment Company (Cost $48,815,800)		48,815,800

TOTAL INVESTMENTS — 99.3% (Cost $2,116,686,882)(a)		$2,123,111,794
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		14,612,528
NET ASSETS — 100.0%		$2,137,724,322

(a)	Cost for federal income tax purposes is $2,116,726,324 and net unrealized appreciation of investments is as follows:
	Unrealized appreciation	$20,453,267
	Unrealized depreciation	(14,067,797)
	Net unrealized appreciation	$6,385,470
(b)	Variable rate security. Rate shown is the rate as of April 30, 2017.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(e)	Rate shown represents current yield at April 30, 2017.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

NATL-IBC — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

XLCA — XL Capital Insurance

76

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	0.9%
Arizona	1.0
California	6.1
Colorado	1.8
Connecticut	4.2
District of Columbia	1.0
Florida	1.5
Georgia	4.1
Hawaii	0.4
Idaho	0.6
Illinois	0.9
Indiana	0.4
Iowa	0.1
Kansas	0.2
Kentucky	0.4
Louisiana	0.1
Maine	0.2
Maryland	2.2
Massachusetts	10.5
Michigan	0.5
Minnesota	1.6
Mississippi	0.2
Missouri	1.8
Montana	0.1
Nevada	0.1
New Hampshire	0.1
New Jersey	2.5
New Mexico	0.2
New York	21.6
North Carolina	1.9
Ohio	2.7
Oklahoma	0.5
Oregon	0.6
Pennsylvania	1.8
Rhode Island	0.6
South Carolina	0.5
Tennessee	0.0
Texas	12.6
Utah	0.8
Virginia	2.5
Washington	2.4
Wisconsin	0.1
Other*	7.7
100.0%

*	Includes cash and equivalents, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

77

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2017 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND
ASSETS:
Investments, at fair value	$1,596,352,198	$15,887,999,122	$6,027,700,250
Foreign currency, at value (Cost $0, $2,977,086 and $3,513,654, respectively)	—	3,024,647	3,528,084
Cash	126	240,676	11,933,137
Dividends and interest receivable	814,562	43,506,968	7,899,809
Receivable for Fund shares sold	7,026,019	27,784,079	9,692,430
Receivable for investments sold	—	—	6,522,588
Unrealized appreciation on forward foreign currency exchange contracts	—	—	380,606
Prepaid expenses	27,772	68,888	42,223
Total Assets	1,604,220,677	15,962,624,380	6,067,699,127
LIABILITIES:
Payable for Fund shares redeemed	106,011	6,858,411	3,132,747
Payable for investments purchased	12,563,407	17,417,729	15,479,104
Unrealized depreciation on forward foreign currency exchange contracts	—	—	200
Deferred tax liability (Note 9)	—	300,557	512,107
Accrued expenses and other payables:
Investment advisory	789,186	9,806,853	3,649,372
Administration	73,410	757,131	283,761
Shareholder servicing fee	225,124	2,415,754	899,987
Custody	21,732	384,019	157,578
Legal and Audit	42,664	401,001	176,296
Other	30,761	316,307	265,079
Total Liabilities	13,852,295	38,657,762	24,556,231
NET ASSETS	$1,590,368,382	$15,923,966,618	$6,043,142,896
NET ASSETS consist of:
Capital paid-in	$1,364,714,342	$12,800,656,747	$4,431,501,206
Accumulated undistributed (distributions in excess of) net investment income	1,283,941	31,132,907	(3,845,420)
Accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions	10,583,987	349,502,172	224,144,610
Net unrealized appreciation on investments and foreign currency transactions	213,786,112	2,742,674,792	1,391,342,500
NET ASSETS	$1,590,368,382	$15,923,966,618	$6,043,142,896
Net Asset Value, maximum offering price and redemption price per share	$15.13	$13.84	$16.47
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	105,109,505	1,150,553,031	366,925,220
INVESTMENTS, AT COST	$1,382,565,757	$13,144,734,408	$4,636,205,727

See Notes to Financial Statements.

78

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2017 (Unaudited)

STRATEGIC OPPORTUNITIES FUND[a]
ASSETS:
Investments, at fair value	$5,441,640,042
Foreign currency, at value (Cost $6,026,624)	6,016,444
Segregated cash for futures contracts (Note 6)	5,668,150
Due from broker for collateral	6,310,756
Structured option contracts, at value (premium received $4,676,435)	86,027,361
Dividends and interest receivable	10,286,984
Receivable for Fund shares sold	4,199,641
Receivable for investments sold	20,462,618
Unrealized appreciation on swap contracts	26,148,812
Unrealized appreciation on forward foreign currency exchange contracts	6,440,435
Variation margin	104,626
Prepaid expenses	38,525
Total Assets	5,613,344,394
LIABILITIES:
Payable to brokers for collateral	76,225,297
Structured option contracts, at value (premium received $672,668)	1,297,669
Payable to Custodian	226
Payable for Fund shares redeemed	25,741,990
Payable for investments purchased	18,538,370
Unrealized depreciation on swap contracts	9,685,290
Unrealized depreciation on forward foreign currency exchange contracts	5,627,510
Deferred tax liability payable (Note 9)	126,666
Accrued expenses and other payables:
Investment advisory	4,126,083
Administration	299,660
Shareholder servicing fee	902,667
Custody	60,271
Legal and Audit	293,850
Other	239,275
Total Liabilities	143,164,824
NET ASSETS	$5,470,179,570
NET ASSETS consist of:
Capital paid-in	$5,118,014,646
Accumulated undistributed net investment income	30,094,560
Accumulated undistributed net realized gain on investments, securities sold short, futures contracts, swap contracts, written options and foreign currency transactions	100,104,168
Net unrealized appreciation on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions	221,966,196
NET ASSETS	$5,470,179,570
Net Asset Value, maximum offering price and redemption price per share	$7.83
Number of shares authorized	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	698,318,151
INVESTMENTS, AT COST	$5,321,139,010

a	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

79

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2017 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value	$795,150,783	$2,123,111,794
Cash	68	24
Dividends and interest receivable	3,773,340	22,229,673
Receivable for Fund shares sold	1,827,627	8,504,407
Prepaid expenses	27,138	25,285
Total Assets	800,778,956	2,153,871,183
LIABILITIES:
Payable for Fund shares redeemed	302,348	653,853
Payable for investments purchased	8,991,350	14,442,291
Accrued expenses and other payables:
Investment advisory	260,375	621,376
Administration	40,778	101,758
Shareholder servicing fee	60,299	161,098
Custody	9,046	24,164
Legal and Audit	29,196	66,340
Other	25,229	75,981
Total Liabilities	9,718,621	16,146,861
NET ASSETS	$791,060,335	$2,137,724,322
NET ASSETS consist of:
Capital paid-in	$801,668,654	$2,132,030,545
Accumulated undistributed net investment income	138,798	1,917,864
Accumulated undistributed net realized loss on investments	(9,785,524)	(2,648,999)
Net unrealized appreciation/(depreciation) on investments	(961,593)	6,424,912
NET ASSETS	$791,060,335	$2,137,724,322
Net Asset Value, maximum offering price and redemption price per share	$11.12	$11.91
Number of shares authorized	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	71,107,745	179,551,827
INVESTMENTS, AT COST	$796,112,376	$2,116,686,882

See Notes to Financial Statements.

80

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2017 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND
INVESTMENT INCOME:
Interest	$14,097	$649,906	$234,231
Dividends	12,350,338	142,266,558	41,370,362
Foreign tax withheld	(398,111)	(7,347,189)	(1,648,039)
Total investment income	11,966,324	135,569,275	39,956,554
EXPENSES:
Investment advisory fees	4,594,934	61,009,603	23,721,254
Shareholder servicing fees	1,333,232	15,019,952	5,581,471
Administration and Accounting fees	311,933	3,386,922	1,266,384
Custodian fees	149,527	2,528,664	769,889
Directors fees and expenses	20,139	230,785	86,313
Insurance premiums	13,233	41,492	22,259
Interest expense	—	—	4,307
Legal and Audit fees	39,161	373,857	161,888
Printing and postage fees	5,296	58,252	22,075
Registration fees	17,783	40,331	18,895
Transfer agent fees	71,331	756,630	288,224
Miscellaneous expenses	9,259	45,414	209,319
Total expenses	6,565,828	83,491,902	32,152,278
Expenses waived by Adviser (Note 7)	—	—	(1,170,804)
Net expenses	6,565,828	83,491,902	30,981,474
NET INVESTMENT INCOME	5,400,496	52,077,373	8,975,080
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gains/(loss) on:
Investments	34,187,031	361,217,056	230,293,377
Foreign capital gains tax	—	—	48,235
Foreign currency transactions	(122,907)	7,138,961	(1,498,937)
Net change in unrealized appreciation/(depreciation) on:
Investments	110,288,510	863,578,491	340,392,933
Foreign currency transactions	32,340	(7,140,074)	422,246
Foreign deferred taxes on unrealized appreciation	—	2,942,790	(57,360)
Net realized and change in unrealized gain/(loss) on investments, foreign currency transactions, net of foreign taxes	144,384,974	1,227,737,224	569,600,494
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$149,785,470	$1,279,814,597	$578,575,574

See Notes to Financial Statements.

81

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2017 (Unaudited)

STRATEGIC OPPORTUNITIES FUND[a]
INVESTMENT INCOME:
Interest	$56,907,436
Dividends	35,001,286
Foreign tax withheld	(85,918)
Total investment income	91,822,804
EXPENSES:
Investment advisory fees	30,868,345
Shareholder servicing fees	5,989,203
Administration and Accounting fees	1,383,522
Custodian fees	223,515
Directors fees and expenses	93,499
Insurance premiums	23,036
Interest expense	23,942
Legal and Audit fees	322,504
Printing and postage fees	24,544
Registration fees	28,058
Transfer agent fees	313,874
Miscellaneous expenses	165,898
Total expenses	39,459,940
Expenses waived by Adviser (Note 7)	(3,495,730)
Net expenses	35,964,210
NET INVESTMENT INCOME	55,858,594
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gain/(loss) on:
Investments	163,413,094
Futures contracts	14,064,512
Swap agreements	29,360,355
Written options and structured options	87,147,297
Foreign currency transactions	(15,937,182)
Net change in unrealized appreciation/(depreciation) on:
Investments	109,907,234
Securities sold short	1,871,202
Futures contracts	3,527,317
Swap agreements	4,978,704
Written options and structured options	(23,504,974)
Foreign currency transactions	10,688,284
Foreign deferred taxes on unrealized depreciation	(121,887)
Net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions, net of foreign taxes	385,393,956
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$441,252,550

a	Consolidated Statement of Operations.

See Notes to Financial Statements.

82

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2017 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$7,145,091	$17,192,426
Dividends	9,245	59,557
Total investment income	7,154,336	17,251,983
EXPENSES:
Investment advisory fees	1,651,465	3,875,224
Shareholder servicing fees	763,746	2,001,889
Administration and Accounting fees	181,324	455,177
Custodian fees	57,281	150,142
Directors fees and expenses	11,832	31,162
Insurance premiums	12,228	14,907
Legal and Audit fees	22,949	53,076
Printing and postage fees	2,982	7,827
Registration fees	17,700	38,128
Transfer agent fees	45,295	108,353
Miscellaneous expenses	9,603	35,028
Total expenses	2,776,405	6,770,913
Expenses waived by Shareholder Servicing Agent (Note 7)	(381,873)	(1,000,945)
Net expenses	2,394,532	5,769,968
NET INVESTMENT INCOME	4,759,804	11,482,015
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Investments	(3,022,233)	(2,607,572)
Net change in unrealized appreciation/(depreciation) on:
Investments	(6,664,128)	(18,937,450)
Net realized and change in unrealized gain/(loss) on investments	(9,686,361)	(21,545,022)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,926,557)	$(10,063,007)

See Notes to Financial Statements.

83

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND
	FOR THE PERIOD ENDED APRIL 30, 2017	FOR THE YEAR ENDED OCTOBER 31, 2016
	(Unaudited)
FROM OPERATIONS:
Net investment income	$5,400,496	$12,473,350
Net realized gain/(loss) on investments and foreign currency transactions	34,064,124	(23,392,246)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	110,320,850	26,380,786
Net increase in net assets resulting from operations	149,785,470	15,461,890
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,751,936)	(12,767,618)
Capital gains	—	(13,076,789)
Net decrease in net assets from distributions	(13,751,936)	(25,844,407)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	293,550,914	268,944,429
Reinvestment of distributions	4,963,160	13,209,958
Value of capital stock redeemed	(90,376,233)	(171,467,228)
Net increase in net assets resulting from capital stock transactions	208,137,841	110,687,159
Net increase in net assets	344,171,375	100,304,642
NET ASSETS:
Beginning of period	1,246,197,007	1,145,892,365
End of period	$1,590,368,382	$1,246,197,007
Undistributed (distributions in excess of) net investment income	$1,283,941	$9,635,381
CAPITAL SHARE TRANSACTIONS:
Shares sold	20,016,595	20,570,567
Shares issued as reinvestment of distributions	349,519	1,012,257
Shares redeemed	(6,264,675)	(12,921,809)
Net increase in shares outstanding.	14,101,439	8,661,015

See Notes to Financial Statements.

84

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

LARGE CAP STRATEGIES FUND		SMALL & MID CAP STRATEGIES FUND
FOR THE PERIOD ENDED APRIL 30, 2017	FOR THE YEAR ENDED OCTOBER 31, 2016	FOR THE PERIOD ENDED APRIL 30, 2017	FOR THE YEAR ENDED OCTOBER 31, 2016
(Unaudited)		(Unaudited)

$52,077,373	$93,243,807	$8,975,080	$32,496,703
368,356,017	170,409,214	228,842,675	328,653,233

859,381,207	44,642,759	340,757,819	(71,561,629)
1,279,814,597	308,295,780	578,575,574	289,588,307

(109,523,510)	(109,206,576)	(30,569,468)	(41,515,802)
(151,604,604)	(212,416,103)	(298,283,586)	(228,201,193)

(261,128,114)	(321,622,679)	(328,853,054)	(269,716,995)

1,050,639,095	1,921,668,809	518,157,606	775,408,537
123,183,224	166,548,307	188,125,990	159,969,805
(864,433,436)	(1,620,400,131)	(384,486,745)	(933,234,823)

309,388,883	467,816,985	321,796,851	2,143,519
1,328,075,366	454,490,086	571,519,371	22,014,831

14,595,891,252	14,141,401,166	5,471,623,525	5,449,608,694
$15,923,966,618	$14,595,891,252	$6,043,142,896	$5,471,623,525
$31,132,907	$88,579,044	$(3,845,420)	$17,748,968

79,414,824	155,007,934	32,807,779	53,021,050
9,497,550	13,388,128	12,384,858	10,860,136
(65,092,564)	(128,899,429)	(24,319,894)	(61,440,681)
23,819,810	39,496,633	20,872,743	2,440,505

See Notes to Financial Statements.

85

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	STRATEGIC OPPORTUNITIES FUND
	FOR THE PERIOD ENDED April 30, 2017[a]	FOR THE YEAR ENDED OCTOBER 31, 2016[a]
	(Unaudited)
FROM OPERATIONS:
Net investment income	$55,858,594	$106,351,867
Net realized gain/(loss) on investments, securities sold short, swap agreements, futures contracts, written options, foreign capital gains tax and foreign currency transactions	278,048,076	(174,541,583)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions, net of foreign deferred taxes	107,345,880	77,848,131
Net increase/(decrease) in net assets resulting from operations	441,252,550	9,658,415
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(111,738,489)	(105,784,964)
Capital gains	—	(128,054,530)
Net decrease in net assets from distributions	(111,738,489)	(233,839,494)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	422,621,644	1,138,862,753
Reinvestment of distributions	33,139,282	112,339,997
Value of capital stock redeemed	(1,249,148,607)	(2,188,724,376)
Net increase/(decrease) in net assets resulting from capital stock transactions	(793,387,681)	(937,521,626)
Net increase/(decrease) in net assets	(463,873,620)	(1,161,702,705)
NET ASSETS:
Beginning of period	5,934,053,190	7,095,755,895
End of period	$5,470,179,570	$5,934,053,190
Undistributed net investment income	$30,094,560	$85,974,455
CAPITAL SHARE TRANSACTIONS:
Shares sold	55,895,889	161,379,147
Shares issued as reinvestment of distributions	4,454,204	15,410,151
Shares redeemed	(162,508,341)	(303,283,841)
Net increase/(decrease) in shares outstanding	(102,158,248)	(126,494,543)

a	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

86

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE PERIOD ENDED April 30, 2017	FOR THE YEAR ENDED OCTOBER 31, 2016	FOR THE PERIOD ENDED April 30, 2017	FOR THE YEAR ENDED OCTOBER 31, 2016
(Unaudited)		(Unaudited)

$4,759,804	$7,136,031	$11,482,015	$20,073,688

(3,022,233)	2,141,711	(2,607,572)	9,373,093

(6,664,128)	2,875,205	(18,937,450)	(747,741)
(4,926,557)	12,152,947	(10,063,007)	28,699,040

(5,391,837)	(8,506,761)	(11,340,836)	(19,986,880)
—	—	(9,374,029)	(1,416,604)
(5,391,837)	(8,506,761)	(20,714,865)	(21,403,484)

110,485,072	298,387,151	322,560,365	846,467,718
2,863,973	4,352,215	6,158,254	5,542,028
(97,386,859)	(104,173,333)	(215,352,095)	(179,212,789)
15,962,186	198,566,033	113,366,524	672,796,957
5,643,792	202,212,219	82,588,652	680,092,513

785,416,543	583,204,324	2,055,135,670	1,375,043,157
$791,060,335	$785,416,543	$2,137,724,322	$2,055,135,670
$138,798	$770,831	$1,917,864	$1,776,685

9,977,602	26,401,431	27,253,287	69,733,595
260,278	386,760	525,000	459,206
(8,781,013)	(9,241,847)	(18,245,392)	(14,782,785)
1,456,867	17,546,344	9,532,895	55,410,016

See Notes to Financial Statements.

87

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2017	YEAR ENDED OCTOBER 31,
	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.69	$13.92	$15.00	$13.92	$11.53	$11.13

Investment operations:
Net investment income	0.06 [a]	0.14 [a]	0.15 [a]	0.21 [a]	0.24 [a]	0.19 [a]
Net realized and unrealized gains/(losses) on investments	1.53	(0.05)	(0.41)	1.08	2.38	0.25
Total from investment operations	1.59	0.09	(0.26)	1.29	2.62	0.44

Distributions:
Net investment income	(0.15)	(0.16)	(0.19)	(0.21)	(0.23)	(0.04)
Net realized gains	—	(0.16)	(0.63)	—	—	—
Total distributions	(0.15)	(0.32)	(0.82)	(0.21)	(0.23)	(0.04)
Net asset value, end of period	$15.13	$13.69	$13.92	$15.00	$13.92	$11.53
Total return	11.7%[b]	0.7%	(1.7)%	9.4%	23.1%	3.9%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,590,368	$1,246,197	$1,145,892	$1,029,373	$835,858	$569,710
Ratio of expenses to average net assets before expense waivers	0.98%[c,d]	1.00%[d]	1.01%	1.04%	1.06%	1.07%
Ratio of expenses to average net assets after expense waiver	0.98%[c]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.81%[c]	1.07%	1.02%	1.46%	1.91%	1.69%
Portfolio turnover rate	55%[b]	34%	43%	43%	63%	86%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

88

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2017	YEAR ENDED OCTOBER 31,
	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.95	$13.01	$13.20	$12.09	$9.69	$9.12

Investment operations:
Net investment income	0.05 [a]	0.08 [a]	0.12 [a]	0.10 [a]	0.11 [a]	0.09 [a]
Net realized and unrealized gains on investments and foreign currency transactions	1.07	0.16	0.13	1.09	2.36	0.63
Total from investment operations	1.12	0.24	0.25	1.19	2.47	0.72

Distributions:
Net investment income	(0.10)	(0.10)	(0.10)	(0.08)	(0.07)	(0.15)
Net realized gains	(0.13)	(0.20)	(0.34)	—	—	—
Total distributions	(0.23)	(0.30)	(0.44)	(0.08)	(0.07)	(0.15)
Net asset value, end of period	$13.84	$12.95	$13.01	$13.20	$12.09	$9.69
Total return	8.8%[b]	1.9%	2.0%	9.9%	25.7%	8.0%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$15,923,967	$14,595,891	$14,141,401	$12,624,586	$9,564,418	$4,145,804
Ratio of expenses to average net assets before expense waivers	1.11%[c,d]	1.11%[d]	1.11%[d]	1.12%[d]	1.15%[d]	1.18%
Ratio of expenses to average net assets after expense waivers	1.11%[c]	1.11%	1.11%	1.12%	1.15%	1.15%
Ratio of net investment income to average net assets	0.69%[c]	0.67%	0.88%	0.82%	1.00%	0.93%
Portfolio turnover rate	28%[b]	50%	61%	51%	42%	55%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

89

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2017	YEAR ENDED OCTOBER 31,
	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.81	$15.86	$17.09	$17.30	$14.64	$14.34

Investment operations:
Net investment income	0.03 [a]	0.09 [a]	0.09 [a]	0.12 [a]	0.12 [a]	0.11 [a]
Net realized and unrealized gains on investments, foreign currency transactions and deferred taxes	1.59	0.66	0.40	0.83	3.61	0.95
Total from investment operations	1.62	0.75	0.49	0.95	3.73	1.06

Distributions:
Net investment income	(0.09)	(0.12)	(0.13)	(0.13)	(0.16)	(0.10)
Net realized gains	(0.87)	(0.68)	(1.59)	(1.03)	(0.91)	(0.66)
Total distributions	(0.96)	(0.80)	(1.72)	(1.16)	(1.07)	(0.76)
Net asset value, end of period	$16.47	$15.81	$15.86	$17.09	$17.30	$14.64
Total return	10.8%[b]	5.1%	2.9%	5.7%	26.8%	8.0%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$6,043,143	$5,471,624	$5,449,609	$6,385,783	$6,624,651	$4,876,907
Ratio of expenses to average net assets before expense waivers	1.15%[c,d]	1.16%[d]	1.16%[d]	1.15%[d]	1.16%[d]	1.17%[d]
Ratio of expenses to average net assets after expense waivers	1.11%[c]	1.11%	1.11%	1.11%	1.11%	1.11%
Ratio of net investment income to average net assets	0.32%[c]	0.61%	0.56%	0.67%	0.73%	0.78%
Portfolio turnover rate	22%[b]	48%	50%	38%	31%	28%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

90

Old Westbury Funds, Inc.
Strategic opportunities fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2017[a]	YEAR ENDED OCTOBER 31,
	(Unaudited)	2016[a]	2015[a]	2014	2013	2012
Net asset value, beginning of period	$7.41	$7.65	$8.20	$8.24	$7.51	$7.23

Investment operations:
Net investment income	0.07 [b]	0.12 [b]	0.09 [b]	0.09 [b]	0.15 [b]	0.22 [b]
Net realized and unrealized gains/(losses) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	0.49	(0.10)	(0.02)	0.36	0.76	0.41
Total from investment operations	0.56	0.02	0.07	0.45	0.91	0.63

Distributions:
Net investment income	(0.14)	(0.12)	(0.17)	(0.27)	(0.18)	(0.35)
Net realized gains	—	(0.14)	(0.45)	(0.22)	—	—
Total distributions	(0.14)	(0.26)	(0.62)	(0.49)	(0.18)	(0.35)
Net asset value, end of period	$7.83	$7.41	$7.65	$8.20	$8.24	$7.51
Total return	7.7%[c]	0.2%	0.9%	5.9%	12.3%	9.4%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$5,470,180	$5,934,053	$7,095,756	$5,598,552	$5,737,691	$7,023,142
Ratio of expenses to average net assets before expense waivers	1.32%[d,e]	1.32%[e]	1.32%[e]	1.32%[e]	1.32%[e]	1.35%[e]
Ratio of expenses to average net assets after expense waivers	1.20%[d]	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	1.87%[d]	1.67%	1.16%	1.14%	1.97%	3.09%
Portfolio turnover rate	63%[c]	114%	70%	82%	61%	122%

[a]	Consolidated Financial Highlights.
[b]	Calculated using the average shares method for the period.
[c]	Not Annualized.
[d]	Annualized.
[e]	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

91

Old Westbury Funds, Inc.
Fixed income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2017	YEAR ENDED OCTOBER 31,
	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.28	$11.19	$11.22	$11.34	$11.66	$11.80

Investment operations:
Net investment income	0.07 [a]	0.12 [a]	0.12 [a]	0.11 [a]	0.14 [a]	0.20 [a]
Net realized and unrealized gains/(losses) on investments	(0.15)	0.11	— [b]	(0.01)	(0.18)	0.20
Total from investment operations	(0.08)	0.23	0.12	0.10	(0.04)	0.40

Distributions:
Net investment income	(0.08)	(0.14)	(0.15)	(0.20)	(0.22)	(0.28)
Net realized gains	—	—	—	(0.02)	(0.06)	(0.26)
Total distributions	(0.08)	(0.14)	(0.15)	(0.22)	(0.28)	(0.54)
Net asset value, end of period	$11.12	$11.28	$11.19	$11.22	$11.34	$11.66
Total return	(0.7)%[c]	2.1%	1.1%	0.9%	(0.3)%	3.5%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$791,060	$785,417	$583,204	$563,716	$533,444	$491,311
Ratio of expenses to average net assets before expense waivers	0.73%[d]	0.74%	0.74%	0.75%	0.75%	0.76%
Ratio of expenses to average net assets after expense waivers	0.63%[d]	0.64%	0.64%	0.65%	0.65%	0.66%
Ratio of net investment income to average net assets	1.25%[d]	1.07%	1.03%	0.94%	1.26%	1.69%
Portfolio turnover rate	28%[c]	68%	67%	65%	78%	64%

[a]	Calculated using the average shares method for the period.
[b]	Amount is less than $0.005 per share.
[c]	Not Annualized.
[d]	Annualized.

See Notes to Financial Statements.

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Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2017	YEAR ENDED OCTOBER 31,
	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.09	$12.00	$12.02	$11.96	$12.33	$11.96

Investment operations:
Net investment income	0.07 [a]	0.14 [a]	0.15 [a]	0.14 [a]	0.17 [a]	0.19 [a]
Net realized and unrealized gains/(losses) on investments	(0.12)	0.10	0.03	0.10	(0.25)	0.40
Total from investment operations	(0.05)	0.24	0.18	0.24	(0.08)	0.59

Distributions:
Net investment income	(0.07)	(0.14)	(0.15)	(0.15)	(0.17)	(0.19)
Net realized gains	(0.06)	(0.01)	(0.05)	(0.03)	(0.12)	(0.03)
Total distributions	(0.13)	(0.15)	(0.20)	(0.18)	(0.29)	(0.22)
Net asset value, end of period	$11.91	$12.09	$12.00	$12.02	$11.96	$12.33
Total return	(0.5)%[b]	2.1%	1.5%	2.0%	(0.7)%	5.0%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,137,724	$2,055,136	$1,375,043	$1,326,109	$1,244,693	$1,098,750
Ratio of expenses to average net assets before expense waivers	0.68%[c]	0.69%	0.70%	0.70%	0.71%	0.73%
Ratio of expenses to average net assets after expense waivers	0.58%[c]	0.59%	0.60%	0.60%	0.61%	0.63%
Ratio of net investment income to average net assets	1.15%[c]	1.17%	1.28%	1.20%	1.38%	1.55%
Portfolio turnover rate	18%[b]	44%	31%	55%	51%	34%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.

See Notes to Financial Statements.

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Old Westbury Funds, Inc.
Notes To Financial Statements
April 30, 2017 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. At April 30, 2017, the Corporation consisted of six separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (Formerly Old Westbury Large Cap Core Fund) (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (Formerly Old Westbury Small & Mid Cap Fund) (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM” or the “Adviser”), a commodity pool operator registered with the CFTC effective January 1, 2013. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time, some exposure could be substantial. To the extent of the Strategic Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of April 30, 2017, the Subsidiary represented $76,348,727 or 1.40% of the Strategic Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect

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Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange (e.g., exchange traded funds) will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or

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April 30, 2017 (Unaudited)

region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 1 day during the six months ended April 30, 2017. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of April 30, 2017, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the six months ended April 30, 2017.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

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Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method for maximum tax benefit to shareholders. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the six months ended April 30, 2017, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

F. Collectibles. The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and

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Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of April 30, 2017, the Strategic Opportunities Fund held no collectibles.

G. Commodities. In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

H. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

K. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset

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April 30, 2017 (Unaudited)

date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

M. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund and Municipal Bond Fund and at least annually for the All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund and Strategic Opportunities Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

N. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System has recently ended this quantitative easing and, to the extent it raises the federal funds rate, there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•      Level 1 - quoted prices generally in active markets for identical securities.

•      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

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•      Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2017 is as follows:

			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
	Quoted Prices		Inputs		Inputs(c)	Total
All Cap Core Fund
Equity Securities(b)	$1,541,100,098(a	)	$—		$—	$1,541,100,098
Investment Company	55,252,100		—		—	55,252,100
Total	$1,596,352,198		$—		$—	$1,596,352,198
Large Cap Strategies Fund
Equity Securities(b)	$14,798,812,086(a	)	$97,261,015(d	)	$—	$14,896,073,101
Participation Notes	6,576,771		—		—	6,576,771
Master Limited Partnerships	26,771,199(a	)	—		—	26,771,199
Preferred Stocks	7,240,619		—		—	7,240,619
Exchange Traded Funds	599,648,353(a	)	—		—	599,648,353
U.S. Government Agencies	—		183,097,579		—	183,097,579
Investment Company	168,591,500		—		—	168,591,500
Total	$15,607,640,528		$280,358,594		$—	$15,887,999,122
Small & Mid Cap Strategies Fund
Equity Securities(b)
Australia	$101,566,029		$21,746		$160	$101,587,935
Austria	11,647,799		—		—	11,647,799
Belgium	12,077,776		—		—	12,077,776
Bermuda	65,172,285		—		—	65,172,285
Brazil	26,635,692		4,892		41,789	26,682,373
Cambodia	91,981		—		—	91,981
Canada	141,535,343		11		—	141,535,354
Cayman Islands	2,541,314		—		—	2,541,314
Chile	6,148,678		—		—	6,148,678
China	95,565,910		2,196,628		420,717	98,183,255
Curacao	2,713,071		—		—	2,713,071
Denmark	25,721,454		—		—	25,721,454
Faeroe Islands	253,583		—		—	253,583
Finland	19,389,399		—		1,014	19,390,413
France	92,909,309		—		—	92,909,309
Gabon	8,883		—		—	8,883
Germany	109,698,949		—		—	109,698,949
Gibraltar	84,638		—		—	84,638
Greece	128,992		—		—	128,992
Guernsey	508,602		—		—	508,602
Hong Kong	84,939,085		—		723,662	85,662,747
Hungary	362,706		—		—	362,706
India	104,330,260		—		29,867	104,360,127
Indonesia	29,804,228		—		3,657	29,807,885
Ireland	87,833,826		—		—	87,833,826
Isle of Man	501,383		—		—	501,383
Israel	88,301,700		—		—	88,301,700
100

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs(c)	Total
Italy	$21,025,980	$—	$—	$21,025,980
Japan	301,021,768	—	—	301,021,768
Jersey Channel Islands	1,722,221	—	—	1,722,221
Jordan	741,152	—	—	741,152
Luxembourg	13,473,255	—	—	13,473,255
Macau	198,652	—	—	198,652
Malaysia	26,731,964	—	—	26,731,964
Malta	362,669	—	—	362,669
Martinique	206,220	—	—	206,220
Mexico	24,496,345	—	—	24,496,345
Netherlands	33,168,146	—	—	33,168,146
New Zealand	41,389,491	—	—	41,389,491
Norway	6,271,050	—	—	6,271,050
Panama	41,678	—	—	41,678
Peru	3,860,938	—	—	3,860,938
Philippines	13,364,323	—	—	13,364,323
Poland	3,553,615	—	—	3,553,615
Portugal	1,583,179	—	—	1,583,179
Puerto Rico	1,539,698	—	—	1,539,698
Romania	216,527	—	—	216,527
Singapore	59,275,833	—	—	59,275,833
South Africa	27,971,510	—	—	27,971,510
South Korea	75,109,639	—	347,932	75,457,571
Spain	18,335,457	—	—	18,335,457
Sweden	49,352,503	—	—	49,352,503
Switzerland	96,396,204	—	—	96,396,204
Taiwan	80,581,822	—	106,626	80,688,448
Thailand	15,914	19,388,279	—	19,404,193
Turkey	4,186,357	—	—	4,186,357
Ukraine	153,059	—	—	153,059
United Arab Emirates	89,062	—	—	89,062
United Kingdom	298,186,316	—	183	298,186,499
United States	3,309,900,280	—	—	3,309,900,280
Total Equities	$5,624,995,702	$21,611,556	$1,675,607	$5,648,282,865
Exchange Traded Funds	$108,751,938	$—	$—	$108,751,938
Investment Company	47,293,000	—	—	47,293,000
Rights/Warrants
Brazil	—	17	—	17
France	—	—	1,496	1,496
India	—	—	19,572	19,572
Luxembourg	3,026	—	—	3,026
Malaysia	—	19,701	—	19,701
Philippines	—	2,580	—	2,580
South Korea	—	1,816	—	1,816
Taiwan	—	562	—	562
Thailand	—	3,139	—	3,139
United Kingdom	27,567	—	—	27,567
Total Rights/Warrants	$30,593	$27,815	$21,068	$79,476
101

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
	Quoted Prices		Inputs		Inputs(c)	Total
U.S. Government Agencies	$—		$154,943,569		$—	$154,943,569
Cash Sweep	68,349,402		—		—	68,349,402

Other financial instruments -Assets*:
Foreign currency exchange contracts	—		380,606		—	380,606
Total	$5,849,420,635		$176,963,546		$1,696,675	$6,028,080,856

Strategic Opportunities Fund
Equity Securities(b)
Belgium	$5,468,964		$—		$—	$5,468,964
Bermuda	31,596,202		—		—	31,596,202
Canada	1,560,263		—		—	1,560,263
China	27,468,626		—		—	27,468,626
Denmark	2,258,129		—		—	2,258,129
Hong Kong	28,898,729		—		44,295	28,943,024
Indonesia	1,276,789		—		—	1,276,789
Israel	1,341,310		—		—	1,341,310
Japan	37,858,108		—		—	37,858,108
Morocco and Antilles	6,319,616		—		—	6,319,616
Netherlands	5,840,919		—		—	5,840,919
Pakistan	4,684,705		—		—	4,684,705
Qatar	4,293,740		—		—	4,293,740
Singapore	15,516,583		—		—	15,516,583
South Korea	7,724,571		—		—	7,724,571
Switzerland	5,057,436		—		—	5,057,436
Taiwan	32,353,510		—		—	32,353,510
United Arab Emirates	3,125,298		—		—	3,125,298
United Kingdom	8,374,405		—		—	8,374,405
United States	294,355,759		—		258,750	294,614,509
Total Equities	$525,373,662		$—		$303,045	$525,676,707
Closed-End Funds	347,183,233(a	)	—		—	347,183,233
Exchange Traded Funds	650,979,679(a	)	—		—	650,979,679
Preferred Stocks	5,230,225(a	)	4,754,812(a	)	—	9,985,037
Bank Loans	—		15,111,250(a	)	—	15,111,250
Corporate Bonds	—		558,434,662(a	)	—	558,434,662
Asset-Backed Securities	—		682,181,795(a	)	—	682,181,795
Non-Agency Mortgage-Backed Securities	—		515,924,171(a	)	—	515,924,171
U.S. Government Agencies	—		1,959,543,114		—	1,959,543,114
Cash Sweep	176,620,394		—		—	176,620,394
102

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

		Level 2		Level 3
		Significant		Significant
	Level 1	Observable		Unobservable
	Quoted Prices	Inputs		Inputs(c)	Total
Other financial instruments - Assets*
Commodity contracts	$98,325	$3,292,762		$—	$3,391,087
Equity contracts	29,366	108,284,349		—	108,313,715
Interest rate contracts	1,594,094	—		—	1,594,094
Foreign currency exchange contracts	—	7,039,497		—	7,039,497

Other financial instruments - Liabilities*
Commodity contracts	(471,303)	(618,927)		—	(1,090,230)
Equity contracts	(26,197)	(10,081,889)		—	(10,108,086)
Interest rate contracts	(63,420)				(63,420)
Foreign currency exchange contracts	—	(5,909,653)		—	(5,909,653)
Total	$1,706,548,058	$3,837,955,943		$303,045	$5,544,807,046
Fixed Income Fund
Corporate Bonds	$—	$259,211,808(a	)	$—	$259,211,808
Asset-Backed Securities	—	66,122,544(a	)	—	66,122,544
Municipal Bonds	—	9,560,782(a	)	—	9,560,782
Collateralized Mortgage Obligations	—	1,518,631(a	)	—	1,518,631
U.S. Government Agencies	—	49,198,954		—	49,198,954
U.S. Government Securities	—	391,900,200		—	391,900,200
Government Bonds	—	3,009,864		—	3,009,864
Investment Company	14,628,000	—		—	14,628,000
Total	$14,628,000	$780,522,783		$—	$795,150,783
Municipal Bond Fund
Municipal Bonds	$—	$1,974,164,483(a	)	$—	$1,974,164,483
U.S. Government Securities	—	100,131,511		—	100,131,511
Investment Company	48,815,800	—		—	48,815,800
Total	$48,815,800	$2,074,295,994		$—	$2,123,111,794

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At April 30, 2017, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A) and no transfers between levels occurred for the Funds for this reason. Certain Investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Strategies Fund were transferred from Level 2 into Level 1 in the amount of $85,875 and from Level 1 into Level 2 in the amount of $571,475.
(c)	The Small & Mid Cap Strategies Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the period ended April 30, 2017. There were transfers into Level 3 of $827,681 and out of Level 3 in the amount of $103,909 for the Small & Mid Cap Strategies Fund. In addition, there were no significant purchases and sales during the period. As of April 30, 2017, the percentage of NAV was 0.03% and 0.01% for the Small & Mid Cap Strategies Fund and Strategic Opportunities Fund, respectively. The Funds’ instrument types classified as Level 3 investments have no significant unobservable inputs to disclose, as their Level 3 assets and liabilities are generally valued using last trade price or broker quote.
(d)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

103

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the six months ended April 30, 2017.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

104

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

As of April 30, 2017, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Small & Mid Cap Strategies Fund

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset (b)	Non-Cash Collateral Received (c)	Cash Collateral Received (c)	Net Amount of Derivative Assets (e)

Citibank N.A.	$380,606	$—	$—	$—	$380,606
Total	$380,606

Strategic Opportunities Fund

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset (b)	Non-Cash Collateral Received (c)	Cash Collateral Received (c)	Net Amount of Derivative Assets (e)

Barclays Bank Plc	$14,798,285	$(749,631)	$—	$(10,570,000)	$3,478,654
Bank of America N.A.	11,076,288	—	—	(11,076,288)	—
Bank of New York Mellon Corp.	1,313,337	(219,458)	—	(1,093,879)	—
BNP Paribas Group	4,638,064	(2,576,898)	—	(2,061,166)	—
Citibank N.A.	17,039,369	(123,509)	(16,915,860)	—	—
Cargill Inc.	3,292,762	(562,320)	—	(1,720,000)	1,010,442
Credit Suisse International	17,897,554	—	—	(17,897,554)	—
Goldman Sachs International	12,753,577	(258,713)	—	(12,380,000)	114,864
JPMorgan Chase Bank, N.A.	29,353,828	(6,456,647)	(22,897,181)	—	—
Societe Generale	4,024,906	(3,370,086)	—	(230,000)	424,820
UBS AG	2,428,638	(2,236,600)	—	(192,038)	—
Derivatives not subject to a MNA or similar agreement (a)	104,626	—	—	—	104,626
Total	$118,721,234
105

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

Strategic Opportunities Fund

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

Barclays Bank Plc	$749,631	$(749,631)	$—	$—	$—
Bank of New York Mellon Corp.	219,458	(219,458)	—	—	—
BNP Paribas Group	2,576,898	(2,576,898)	—	—	—
Citibank N.A.	123,509	(123,509)	—	—	—
Cargill Inc.	562,320	(562,320)	—	—	—
Goldman Sachs Group, Inc.	258,713	(258,713)	—	—	—
JPMorgan Chase Bank, N.A.	6,456,647	(6,456,647)	—	—	—
Macquarie Bank Limited	56,607	—	—	—	56,607
Societe Generale	3,370,086	(3,370,086)	—	—	—
UBS AG	2,236,600	(2,236,600)	—	—	—
Total	$16,610,469

(a)	Includes derivatives (futures, exchange traded options and certain forward foreign currency exchange contracts) which are not subject to a MNA, or another similar arrangement.

(b)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

(c)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.

(d)	Represents the net amount payable to counterparty in the event of default.

(e)	Represents the net amount receivable from counterparty in the event of default.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

106

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2017

	Derivative Assets		Derivative Liabilities
Small & Mid Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
	Unrealized appreciation on forward foreign		Unrealized depreciation on forward foreign
Foreign Currency Exchange Risk	currency exchange contracts	$380,606	currency exchange contracts	$—
Total		$380,606		$—

Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity risk	Unrealized appreciation on swap contracts	$3,292,762	Unrealized depreciation on swap contracts	$618,927
	Variation Margin	104,626
Equity Risk	Unrealized appreciation on swap contracts	22,802,116	Unrealized depreciation on swap contracts	9,042,933
	Structured option contracts, at value	85,482,233	Structured option contracts, at value	1,038,956
Foreign Currency Exchange Risk	Unrealized appreciation on swap contracts	53,934	Unrealized depreciation on swap contracts	23,430
	Structured option contracts, at value	545,128	Structured option contracts, at value	258,713
	Unrealized appreciation on forward foreign		Unrealized depreciation on forward foreign
	currency exchange contracts	6,440,435	currency exchange contracts	5,627,510
Total		$118,721,234		$16,610,469

	The Effect of Derivative Instruments on the Statements of Operations
	Six Months Ended April 30, 2017
	Net Realized Gain/(Loss) from Derivatives Recognized in Income
Small & Mid Cap Strategies Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts(a)	Total
Foreign Currency Exchange Risk	$—	$—	$—	$762,592	$762,592
Total	$—	$—	$—	$762,592	$762,592
107

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

	The Effect of Derivative Instruments on the Statements of Operations
	Six Months Ended April 30, 2017
	Net Realized Gain/(Loss) from Derivatives Recognized in Income
Strategic Opportunities Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts(a)	Total
Commodity Risk	$(7,957,626)	$480,194	$976,988	$—	$(6,500,444)
Interest Rate Risk	2,632,080	(4,875,125)	—	—	(2,243,045)
Equity Risk	193,939,088	18,459,443	28,383,367	—	240,781,898
Foreign Currency Exchange Risk	(5,985,271)	—	—	(13,857,688)	(19,842,959)
Total	$182,628,271	$14,064,512	$29,360,355	$(13,857,688)	$212,195,450

(a)	Included in net realized gain/(loss) on foreign currency transactions on the Statements of Operation.

	Net Change in Unrealized Appreciation/(Depreciation)
	on Derivatives Recognized in Income
Large Cap Strategies Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts(b)	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(7,438,173)	$(7,438,173)
Total	$—	$—	$—	$(7,438,173)	$(7,438,173)
Small & Mid Cap Strategies Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts(b)	Total
Foreign Currency Exchange Risk	$—	$—	$—	$305,948	$305,948
Total	$—	$—	$—	$305,948	$305,948

Strategic Opportunities Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts(b)	Total
Commodity Risk	$(86,220)	$217,588	$1,187,531	$—	$1,318,899
Interest Rate Risk	—	3,025,515	—	—	3,025,515
Equity Risk	(24,937,546)	284,214	3,909,394	—	(20,743,938)
Foreign Currency Exchange Risk	3,938,342	—	(118,221)	9,047,528	12,867,649
Total	$(21,085,424)	$3,527,317	$4,978,704	$9,047,528	$(3,531,875)

(b)	Included in net change in unrealized appreciation/(depreciation) on foreign currency transactions on the Statements of Operation.

For the six months ended April 30, 2017, the quarterly average volume of derivative activities were as follows:

	Small & Mid Cap Strategies Fund	Strategic Opportunities Fund
Structured Options (Notional Amounts)	$—	$971,259,143
Futures Long Position (Notional Amounts)	—	344,173,433
Futures Short Position (Notional Amounts)	—	19,086,486
Forward Currency Contracts Purchased (U.S. Dollar Amounts)	30,460,174	314,789,878
Forward Currency Contracts Sold (U.S. Dollar Amounts)	—	599,012,984
Currency Swaps (Notional Amount in U.S. Dollars)	—	250,000
Equity Swaps (Notional Amount in U.S. Dollars)	—	180,535,000
Index Swaps as buyer (Notional Amount in U.S. Dollars)	—	6,101,126
Index Swaps as writer (Notional Amount in U.S. Dollars)	—	7,191,380

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds

108

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

As of April 30, 2017, the Small & Mid Cap Strategies Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
U.S. Dollar	30,602,828	New Zealand Dollar	44,116,000	Citibank, N.A.	07/28/17	$380,606
						$380,606

As of April 30, 2017, the Strategic Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Danish Krone	69,736,800	U.S. Dollar	10,000,000	Bank of New York Mellon Corp.	05/31/17	$230,327
Danish Krone	69,518,650	U.S. Dollar	10,000,000	Bank of New York Mellon Corp.	05/31/17	198,325
Danish Krone	68,313,750	U.S. Dollar	10,000,000	Bank of New York Mellon Corp.	05/31/17	21,567
Danish Krone	87,744,163	U.S. Dollar	12,850,488	Bank of New York Mellon Corp.	05/31/17	21,503
Danish Krone	67,959,800	U.S. Dollar	10,000,000	Bank of New York Mellon Corp.	05/31/17	(30,357)
U.S. Dollar	12,682,890	Danish Krone	87,744,163	Bank of New York Mellon Corp.	05/31/17	(189,101)
United Kingdom Pound	77,010,978	U.S. Dollar	99,000,000	Bank of New York Mellon Corp.	05/31/17	841,615
Euro	40,000,000	U.S. Dollar	43,572,880	Barclays Bank Plc	05/31/17	74,590
U.S. Dollar	21,672,081	Euro	20,000,000	Barclays Bank Plc	05/31/17	(151,654)
Brazilian Real	9,559,680	U.S. Dollar	3,000,000	Barclays Bank Plc	06/30/17	(32,904)
Brazilian Real	19,470,000	U.S. Dollar	6,152,572	Barclays Bank Plc	06/30/17	(109,550)
Argentine Peso	77,250,000	U.S. Dollar	4,303,621	Barclays Bank Plc	11/15/17	236,845
109

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Argentine Peso	53,700,000	U.S. Dollar	3,000,000	Barclays Bank Plc	02/28/18	$15,662
U.S. Dollar	6,568,750	Swedish Krona	57,000,000	Barclays Bank Plc	02/28/18	19,933
Brazilian Real	10,198,230	U.S. Dollar	3,000,000	Barclays Bank Plc	03/29/18	11,850
Brazilian Real	6,760,400	U.S. Dollar	2,000,000	Barclays Bank Plc	03/29/18	(3,447)
Brazilian Real	10,125,660	U.S. Dollar	3,000,000	Barclays Bank Plc	03/29/18	(9,582)
Brazilian Real	6,721,040	U.S. Dollar	2,000,000	Barclays Bank Plc	03/29/18	(15,071)
Brazilian Real	10,083,090	U.S. Dollar	3,000,000	Barclays Bank Plc	03/29/18	(22,155)
Brazilian Real	6,693,780	U.S. Dollar	2,000,000	Barclays Bank Plc	03/29/18	(23,122)
Brazilian Real	10,035,120	U.S. Dollar	3,000,000	Barclays Bank Plc	03/29/18	(36,322)
Brazilian Real	9,945,210	U.S. Dollar	3,000,000	Barclays Bank Plc	03/29/18	(62,875)
Brazilian Real	9,928,230	U.S. Dollar	3,000,000	Barclays Bank Plc	03/29/18	(67,890)
Russian Ruble	507,710,000	U.S. Dollar	8,449,160	Barclays Bank Plc	03/29/18	(88,054)
Argentine Peso	53,610,000	U.S. Dollar	3,000,000	Barclays Bank Plc	04/30/18	(56,829)
Indian Rupee	338,950,000	U.S. Dollar	4,993,003	Barclays Bank Plc	05/31/18	29,696
U.S. Dollar	20,023,368	Euro	17,899,389	Barclays Bank Plc	05/31/18	78,639
U.S. Dollar	3,336,600	Euro	3,000,000	Barclays Bank Plc	03/29/19	(70,176)
Hong Kong Dollar	465,744,000	U.S. Dollar	59,750,603	Citibank, N.A.	06/12/17	185,310
U.S. Dollar	59,812,404	Hong Kong Dollar	465,744,000	Citibank, N.A.	06/12/17	(123,509)
Euro	92,781,326	U.S. Dollar	99,382,820	JPMorgan Chase Bank N.A.	05/31/17	1,858,935
Euro	10,000,000	U.S. Dollar	10,893,500	JPMorgan Chase Bank N.A.	05/31/17	18,368
Japanese Yen	1,450,600,900	U.S. Dollar	13,083,623	JPMorgan Chase Bank N.A.	05/31/17	(54,226)
Mexican Peso	158,574,288	U.S. Dollar	7,682,278	JPMorgan Chase Bank N.A.	05/31/17	690,718
Mexican Peso	94,977,250	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	05/31/17	14,963
Mexican Peso	28,974,393	U.S. Dollar	1,544,569	JPMorgan Chase Bank N.A.	05/31/17	(14,671)
U.S. Dollar	5,416,756	Euro	5,000,000	JPMorgan Chase Bank N.A.	05/31/17	(39,178)
U.S. Dollar	12,000,000	Euro	11,203,185	JPMorgan Chase Bank N.A.	05/31/17	(224,767)
U.S. Dollar	14,877,204	Mexican Peso	282,525,931	JPMorgan Chase Bank N.A.	05/31/17	(40,652)
Hong Kong Dollar	465,744,000	U.S. Dollar	60,000,000	JPMorgan Chase Bank N.A.	06/12/17	(64,087)
U.S. Dollar	59,641,952	Hong Kong Dollar	465,744,000	JPMorgan Chase Bank N.A.	06/12/17	(293,961)
Australian Dollar	37,692,934	U.S. Dollar	28,361,483	JPMorgan Chase Bank N.A.	06/30/17	(168,879)
Indonesian Rupiah	103,305,000,000	U.S. Dollar	7,500,000	JPMorgan Chase Bank N.A.	08/31/17	138,504
Argentine Peso	89,750,000	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	11/08/17	291,619
Argentine Peso	89,450,000	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	11/29/17	225,050
U.S. Dollar	4,506,297	Argentine Peso	89,450,000	JPMorgan Chase Bank N.A.	11/29/17	(718,753)
Argentine Peso	90,000,000	U.S. Dollar	4,953,220	JPMorgan Chase Bank N.A.	12/28/17	237,520
U.S. Dollar	4,466,501	Argentine Peso	90,000,000	JPMorgan Chase Bank N.A.	12/28/17	(724,238)
U.S. Dollar	6,074,995	United Kingdom Pound	4,800,000	JPMorgan Chase Bank N.A.	02/01/18	(196,476)
Argentine Peso	27,300,000	U.S. Dollar	1,500,000	JPMorgan Chase Bank N.A.	02/28/18	33,102
U.S. Dollar	4,000,000	Euro	3,635,617	JPMorgan Chase Bank N.A.	02/28/18	(28,609)
U.S. Dollar	8,645,882	Euro	7,925,000	JPMorgan Chase Bank N.A.	02/28/18	(135,772)
U.S. Dollar	5,000,000	Euro	4,604,119	JPMorgan Chase Bank N.A.	03/28/18	(110,269)
110

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April 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah	139,100,000,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	03/29/18	$1,138
Russian Ruble	313,281,150	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	03/29/18	159,199
Russian Ruble	307,568,300	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	03/29/18	65,118
Russian Ruble	122,489,840	U.S. Dollar	2,000,000	JPMorgan Chase Bank N.A.	03/29/18	17,196
Russian Ruble	182,274,330	U.S. Dollar	3,000,000	JPMorgan Chase Bank N.A.	03/29/18	1,743
Russian Ruble	179,517,480	U.S. Dollar	3,000,000	JPMorgan Chase Bank N.A.	03/29/18	(43,658)
U.S. Dollar	5,415,555	Euro	5,000,000	JPMorgan Chase Bank N.A.	04/30/18	(145,071)
Indian Rupee	676,575,000	U.S. Dollar	9,856,862	JPMorgan Chase Bank N.A.	05/31/18	168,902
U.S. Dollar	2,218,500	Euro	2,000,000	JPMorgan Chase Bank N.A.	03/29/19	(52,684)
U.S. Dollar	3,322,800	Euro	3,000,000	JPMorgan Chase Bank N.A.	03/29/19	(83,976)
U.S. Dollar	6,093,038	Euro	5,500,000	JPMorgan Chase Bank N.A.	03/29/19	(152,718)
U.S. Dollar	6,500,000	Euro	5,880,224	JPMorgan Chase Bank N.A.	03/29/19	(177,535)
Euro	25,000,000	U.S. Dollar	27,402,927	UBS AG	05/31/17	(123,258)
Japanese Yen	553,231,000	U.S. Dollar	5,000,000	UBS AG	05/31/17	(30,841)
Japanese Yen	916,113,600	U.S. Dollar	8,333,889	UBS AG	05/31/17	(105,294)
U.S. Dollar	8,111,502	Euro	7,575,596	UBS AG	05/31/17	(154,888)
U.S. Dollar	20,000,001	Euro	18,720,439	UBS AG	05/31/17	(427,494)
U.S. Dollar	10,382,529	Japanese Yen	1,171,359,000	UBS AG	05/31/17	(138,698)
Indian Rupee	350,374,000	U.S. Dollar	5,000,000	UBS AG	02/09/18	261,522
Euro	6,000,000	U.S. Dollar	6,511,002	UBS AG	04/30/18	161,748
U.S. Dollar	6,588,492	Euro	6,000,000	UBS AG	04/30/18	(84,259)
U.S. Dollar	22,153,940	Japanese Yen	2,409,688,500	UBS AG	05/31/18	129,228
						$812,925

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

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April 30, 2017 (Unaudited)

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

A summary of the Strategic Opportunities Fund’s written option transactions for the six months ended April 30, 2017 is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2016	11,600	$2,311,191
Options written	53,025	2,951,677
Options terminated in closing purchase transactions	(2,425)	(2,244,480)
Options exercised	—	—
Options expired	(62,200)	(3,018,388)
Contracts outstanding at April 30, 2017	—	$—

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

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Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

7.     Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund (prior to 12/30/16)	0.70%	0.65%	0.60%	0.69%
All Cap Core Fund (from 12/30/16 to 4/30/17)	0.75%	0.70%	0.65%	0.71%
Fixed Income Fund	0.45%	0.40%	0.35%	0.43%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.39%

				Average net assets
Small & Mid Cap Strategies Fund				0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%
Strategic Opportunities Fund	1.10%	1.05%	1.00%	1.03%

BIM has retained Harding Loevner LP (“Harding Loevner”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to manage a segment of the Large Cap Strategies Fund. Harding Loevner and Sands are paid for their services directly by BIM.

BIM has retained Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”), Martingale Asset Management, L.P. (“Martingale”) and Mondrian Investment Partners Limited (“Mondrian”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Dimensional, Champlain, Martingale and Mondrian are paid for their services directly by BIM.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Strategic Opportunities Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets; however, with respect to the Fixed Income Fund and the Municipal Bond Fund, Bessemer has contractually committed to waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2019. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. Bessemer, however, does not have the ability to recapture fees currently being waived at a later date. For the six

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April 30, 2017 (Unaudited)

months ended April 30, 2017, Bessemer waived shareholder servicing fees in the amount of $381,873 with respect to the Fixed Income Fund and $1,000,945 with respect to the Municipal Bond Fund.

D. Custody Fees. The All Cap Core Fund, Large Cap Strategies Fund, Fixed Income Fund and Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian, and the Small & Mid Cap Strategies Fund has retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of the non-U.S. investments for All Cap Core Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund and Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund and Large Cap Strategies Fund. The Strategic Opportunities Fund and the Subsidiary have retained Citibank, N.A. (“Citibank”) to serve as their custodian and the Small & Mid Cap Strategies Fund has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash and assets of the Small & Mid Cap Strategies Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2019 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Strategies Fund at 1.15%, the Small & Mid Cap Strategies Fund at 1.11%, the Strategic Opportunities Fund at 1.20%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed in the Statements of Operations. For the six months ended April 30, 2017, BIM waived $1,170,804 for the Small & Mid Cap Strategies Fund and $3,495,730 for the Strategic Opportunities Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $381,873 and $1,000,945, respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $120,000 (plus $50,000 for serving as the Board’s Chairperson, $20,000 as the Audit Committee Chairperson, $10,000 and $10,000 each as the Pricing Committee Liaison, the Nominating Committee Chairperson and the Governance Committee Chairperson) and receives for attendance at Board and committee meetings the following:

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be telephonic
Regular Board Meeting	$9,000	$4,500
Special Board Meeting	6,000	3,000
Audit Committee Meeting	5,000	2,500
Nominating Committee Meeting	5,000	2,500
Governance Committee Meeting	5,000	2,500

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Directors who are not Independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

8.     Securities Transactions:

Investment transactions for the six months ended April 30, 2017, excluding short-term debt investments and U.S. Government securities, were as follows:

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April 30, 2017 (Unaudited)

	Purchases	Sales
All Cap Core Fund	$926,516,427	$715,088,307
Large Cap Strategies Fund	4,423,349,644	4,116,146,690
Small & Mid Cap Strategies Fund	1,216,415,368	1,736,910,930
Strategic Opportunities Fund (Consolidated)	2,167,568,230	2,191,225,872
Fixed Income Fund	104,958,691	106,947,827
Municipal Bond Fund	417,115,268	348,412,596

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the six months ended April 30, 2017 were as follows:

	Purchases	Sales
Fixed Income Fund	$124,201,359	$107,572,345
Municipal Bond Fund	108,002,539	8,713,633

9.     Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

By investing in the Subsidiary, the Strategic Opportunities Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The Funds may also be subject to capital gains tax in India on gains realized upon the sale of Indian securities. The Funds may accrue a deferred tax liability for unrealized gains on India, Indonesia and Pakistan securities based on existing tax rates and holding periods of the securities. As of April 30, 2017, the Large Cap Strategies Fund, the Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund recorded liabilities of $300,557, $512,107 and $126,666, respectively, in the Statements of Assets and Liabilities as an estimate for potential future India, Indonesia and Pakistan capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2016 was as follows (amounts in thousands):

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Strategic Opportunities Fund	Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Ordinary Income	$12,768	$109,207	$43,722	$106,192	$8,507	$1,369
Net Long Term Capital Gains	13,076	212,416	250,506	127,647	—	1,053
Total Taxable Distributions	25,844	321,623	294,228	233,839	8,507	2,422
Tax Exempt Distributions	—	—	—	—	—	18,981
Total Distributions Paid	$25,844	$321,623	$294,228	$233,839	$8,507	$21,403

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the six months ended April 30, 2017, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

115

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2017 (Unaudited)

As of October 31, 2016, the All Cap Core Fund (at the time named Large Cap Core Fund) had a short-term capital loss carry-forward of $14,442,362 and a long-term capital loss carryforward of $8,613,768, the Fixed Income Fund had a long-term capital loss carryforward of $4,127,622 and the Strategic Opportunities Fund had a short-term capital loss carryforward of $122,896,935 and a long-term capital loss carryforward of $55,697,171 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

10.    Commitments

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of April 30, 2017, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.    Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

116

ADDITIONAL INFORMATION

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

117

Investment Adviser:	Administrator:
Bessemer Investment Management LLC	BNY Mellon Investment Servicing (US) Inc.
630 Fifth Avenue	760 Moore Road
New York, NY 10111	King of Prussia, PA 19406
(212) 708-9100
Transfer Agent:
Distributor:	BNY Mellon Investment Servicing (US) Inc.
Foreside Funds Distributors LLC	760 Moore Road
400 Berwyn Park	King of Prussia, PA 19406
899 Cassatt Road
Berwyn, PA 19312	Independent Registered Public Accounting Firm:
Custodians:	Ernst & Young LLP
Bessemer Trust Company	5 Times Square
100 Woodbridge Center Drive	New York, NY 10036
Woodbridge, NJ 07095

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307

Cusip 680414604

Cusip 680414109

Cusip 680414406

Cusip 680414505

Cusip 680414802

(A21-SAR2017)

(4/17)

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	April 30, 2017
(Unaudited)

Shares		Value
COMMON STOCKS — 93.5%
AUSTRALIA — 1.7%
29,208	Acrux Ltd.(b)	$6,015
99,433	Adelaide Brighton Ltd.	440,776
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	47,612
105,636	ALS Ltd.	494,376
13,518	Altium Ltd.	83,003
475,084	Alumina Ltd.	654,567
60,601	Ansell Ltd.	1,079,997
14,818	AP Eagers Ltd.	89,099
87,213	APN News & Media Ltd.	162,610
4,250	Arb Corp Ltd.	49,295
1,547,765	Arrium Ltd.(b)(d)	21,746
1,933	Asaleo Care Ltd.	2,598
9,691	AUB Group Ltd.	87,515
82,510	Ausdrill Ltd.	84,334
173,833	Ausnet Services	227,791
39,283	Austal Ltd.	50,447
188,262	Australian Agricultural Co. Ltd.(b)	243,174
141,784	Australian Pharmaceutical Industries Ltd.	236,754
103,850	Automotive Holdings Group Ltd.	290,056
4,480	Aveo Group	10,567
104,949	AWE Ltd.(b)	35,757
90,884	Bank of Queensland Ltd.	814,606
246,633	Beach Energy Ltd.	135,739
11,095	Bega Cheese Ltd.	49,848
148,334	Bendigo & Adelaide Bank Ltd.	1,368,413
32,618	Billabong International Ltd.(b)	27,233
2,067	Blackmores Ltd.	165,008
188,427	BlueScope Steel Ltd.	1,650,801
339,952	Boral Ltd.	1,568,065
15,029	Breville Group Ltd.	120,415
17,433	Brickworks Ltd.	192,283
17,980	BT Investment Management Ltd.	160,753
37,347	Cabcharge Australia Ltd.	73,549
16,047	carsales.com Ltd.	141,068
96,536	Cash Converters International Ltd.	19,879
3,423	Cedar Woods Properties Ltd.	13,713
187,629	Challenger Ltd.	1,857,365
3,287,015	Charter Hall Retail REIT(d)	11,002,086
456,872	Cleanaway Waste Management Ltd.	434,474
75,240	Coca-Cola Amatil Ltd.	527,903
8,941	Cochlear Ltd.	936,500
22,156	Collins Foods Ltd.	87,100
32,117	Computershare Ltd.	354,485
7,007	Corporate Travel Management Ltd.	106,826
2,184,574	Costa Group Holdings Ltd.	7,197,560
8,836	Credit Corp. Group Ltd.	120,418
Shares		Value
AUSTRALIA (continued)
30,098	CSG Ltd.	$10,818
302,614	CSR Ltd.	1,110,327
17,343	Decmil Group Ltd.	10,194
15,520	Domino’s Pizza Enterprises Ltd.	710,299
2,862	Doray Minerals Ltd.(b)	632
333,327	Downer EDI Ltd.	1,467,620
168,782	DUET Group	381,680
51,932	DuluxGroup Ltd.	263,263
307,875	Emeco Holdings Ltd.(b)	19,596
17	EQT Holdings Ltd.	223
32,208	Event Hospitality and Entertainment Ltd.	313,526
597,107	Evolution Mining Ltd.	1,023,890
715,392	Fairfax Media Ltd.	567,827
16,777	Finbar Group Ltd.	10,176
9,044	Flight Centre Travel Group Ltd.	212,984
11,536	G.U.D. Holdings Ltd.	107,459
11,340	G8 Education Ltd.	31,418
13,440	Gbst Holdings Ltd.	29,286
50,395	GrainCorp Ltd. - Class A	336,603
16,663	Greencross Ltd.	84,845
7,628	GWA Group Ltd.	17,821
28,670	Hansen Technologies Ltd.	77,285
164,992	Harvey Norman Holdings Ltd.	517,658
78,568	Healthscope Ltd.	130,018
1,000	HFA Holdings Ltd.	1,790
39,987	Iluka Resources Ltd.	251,515
12,050	IMF Bentham Ltd.	17,414
721,969	Incitec Pivot Ltd.	2,048,913
89,744	Independence Group NL	219,073
40,796	Infomedia Ltd.	21,689
1,693,362	Inghams Group Ltd.	3,968,807
1,108,826	Invocare Ltd.(d)	12,113,915
53,982	IOOF Holdings Ltd.	356,520
22,132	Iress Ltd.	206,327
24,489	JB Hi-Fi Ltd.	452,749
35,487	Kingsgate Consolidated Ltd.(b)	5,979
37,216	MACA Ltd.	46,260
328,362	Macmahon Holdings Ltd.(b)	38,111
26,017	Macquarie Atlas Roads Group	104,031
16,274	Magellan Financial Group Ltd.	287,345
54,631	Mayne Pharma Group Ltd.(b)	55,021
18,709	McMillan Shakespeare Ltd.	189,546
87,069	Medibank Private Ltd.	189,724
35,316	Medusa Mining Ltd.(b)	9,917
10,438	Melbourne IT Ltd.	16,804
86,417	Metals X Ltd.(b)	47,561
100,744	Metcash Ltd.(b)	162,190
52,702	Mincor Resources NL(b)	7,103
53,989	Mineral Resources Ltd.	432,164
918,000	MMG Ltd.(b)	313,933
36,171	Monadelphous Group Ltd.	338,290
34,487	Mortgage Choice Ltd.	58,878
366,646	Myer Holdings Ltd.	304,744
1,050	MyState Ltd.	3,695
24,976	Navitas Ltd.	85,842

1

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
AUSTRALIA (continued)
4,428	NetComm Wireless Ltd.(b)	$4,493
120,898	New Hope Corp. Ltd.	152,088
127,143	NIB Holdings Ltd.	571,228
150,444	Northern Star Resources Ltd.	482,153
33,366	Nufarm Ltd.	254,092
170,332	OceanaGold Corp.	555,274
92,294	Orica Ltd.	1,280,604
6,370	Orocobre Ltd.(b)	15,025
130,800	Orora Ltd.	294,809
124,310	OZ Minerals Ltd.	659,030
23,610	OzForex Group Ltd.	25,370
3,507	Pacific Current Group Ltd.	13,629
1,639,072	Pact Group Holdings Ltd.	8,652,727
143,129	Panoramic Resources Ltd.(b)	30,009
13,359	Peet Ltd.	12,404
5,607	Perpetual Ltd.	221,598
101,149	Perseus Mining Ltd.(b)	21,965
48,159	Platinum Asset Mangement Ltd.	168,046
85,726	PMP Ltd.	42,687
11,475	Premier Investments Ltd.	112,733
50,905	Primary Health Care Ltd.	129,219
22,727	Programmed Maintenance Services Ltd.	29,271
50,519	Qantas Airways Ltd.	160,393
177,021	Qube Holdings Ltd.	348,615
111,348	Quintis Ltd.	100,053
31,502	RCG Corp Ltd.	19,579
35,352	RCR Tomlinson Ltd.(b)	75,179
30,974	Reckon Ltd.	36,182
8,332	Reece Ltd.	255,113
99,706	Regis Resources Ltd.	244,138
570	Reject Shop Ltd. (The)	1,814
102,446	Resolute Mining Ltd.	93,205
15,501	Retail Food Group Ltd.	63,375
101,020	Ridley Corp. Ltd.	108,171
4,184	Ruralco Holdings Ltd.	8,992
20,536	Sandfire Resources NL	89,035
61,332	Santos Ltd.(b)	159,820
222,211	Saracen Mineral Holdings Ltd.(b)	154,744
54,966	Seek Ltd.	701,342
11,618	Select Harvests Ltd.	47,326
16,377	Servcorp Ltd.	72,230
19,063	Seven Group Holdings Ltd.	158,303
63,604	Seven West Media Ltd.	35,244
6,302,616	Shopping Centres Australasia Property Group REIT(d)	10,901,811
212,165	Sigma Pharmaceuticals Ltd.	198,586
55,963	Silver Lake Resources Ltd.(b)	19,695
9,054	Sirtex Medical Ltd.	105,356
182,372	Southern Cross Media Group Ltd.	176,163
112,599	Spark Infrastructure Group	209,942
5,087,362	Spotless Group Holdings Ltd.	4,114,170
62,936	St Barbara Ltd.(b)	127,241
237,816	Star Entertainment Group Ltd.	991,887
Shares		Value
AUSTRALIA (continued)
74,283	Steadfast Group Ltd.	$151,295
202,284	Sundance Energy Australia Ltd.(b)	15,147
37,756	Sunland Group Ltd.	48,910
22,520	Super Retail Group Ltd.	159,355
191,884	Tabcorp Holdings Ltd.	682,493
70,795	Tassal Group Ltd.	236,430
341,492	Tatts Group Ltd.	1,099,550
42,660	Technology One Ltd.	174,413
36,550	Ten Network Holdings Ltd.(b)	7,390
39,830	Thorn Group Ltd.	38,325
4,364	Tiger Resources Ltd.(b)(c)(d)	160
57,260	Tox Free Solutions Ltd.	94,757
113,205	Treasury Wine Estates Ltd.	1,017,215
207,285	Troy Resources Ltd.(b)	20,178
28,287	Village Roadshow Ltd.	76,888
492,324	Virgin Australia Holdings Ltd.(b)	68,201
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	0
21,545	Virtus Health Ltd.	93,893
100,763	Vocus Communications Ltd.	254,271
8,496	Webjet Ltd.	72,461
50,095	Western Areas NL(b)	83,275
43,208	Westgold Resources Ltd.(b)	62,767
19,953	Whitehaven Coal Ltd.(b)	40,938
24,859	Worleyparsons Ltd.(b)	210,715
65,654	WPP AUNZ Ltd.	57,273
		101,587,935
AUSTRIA — 0.2%
1,139	Agrana Beteiligungs AG	119,890
16,739	ams AG	1,076,679
4,733	Andritz AG	261,753
7,540	Austria Technologie & Systemtechnik AG	81,476
6,441	BUWOG AG	173,931
4,123	CA Immobilien Anlagen AG	90,340
827	DO & CO AG	55,835
3,967	EVN AG	52,525
1,397	Lenzing AG	260,524
1,068	Mayr Melnhof Karton AG	129,134
8,170	Oesterreichische Post AG	346,861
101,173	OMV AG	4,659,036
1,990	Palfinger AG	81,267
5,197	POLYTEC Holding AG	90,691
6,398	Raiffeisen Bank International AG(b)	145,868
6,198	RHI AG	180,602
516	Rosenbauer International AG	30,043
5,208	S IMMO AG	68,077
1,691	Schoeller-Bleckmann Oilfield Equipment AG	118,146
1,240	Semperit AG Holding	33,093
19,252	Strabag SE	787,574
5,595	Telekom Austria AG	39,292

2

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
AUSTRIA (continued)
16,537	UNIQA Insurance Group AG	$138,058
2,998	Verbund AG	49,802
3,220	Vienna Insurance Group AG Wiener Versicherung Gruppe	83,497
38,117	Voestalpine AG	1,592,533
32,898	Wienerberger AG	770,470
1,597	Wolford AG	33,531
4,663	Zumtobel Group AG	97,271
		11,647,799
BELGIUM — 0.2%
10,580	Ackermans & van Haaren NV	1,731,025
1,061	Aedifica SA REIT(d)	83,399
46,282	Ageas	1,895,605
57,651	AGFA - Gevaert NV(b)	292,519
201	Atenor	10,731
112	Banque Nationale de Belgique	366,615
1,108	Barco NV	109,120
662	Befimmo SA	38,616
10,243	Bekaert SA	515,765
4,815	Bpost SA	115,390
2,364	Cie d’Entreprises CFE	344,807
1,352	Cie Immobiliere de Belgique SA(b)	85,404
1,148	Cofinimmo SA REIT	138,932
11,324	Colruyt SA	581,545
23,547	Deceuninck NV	71,306
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
7,297	D’ieteren SA NV	355,940
9,725	Econocom Group SA	156,412
2,295	Elia System Operator SA NV	121,747
32,621	Euronav NV	258,759
835	EVS Broadcast Equipment SA	33,604
6,493	Exmar NV	41,730
2,258	Fagron NV(b)	29,774
2,849	Galapagos NV(b)	249,701
972	Intervest Offices & Warehouses NV REIT	25,199
722	Ion Beam Applications	42,831
460	Jensen-Group NV	22,047
2,543	Kinepolis Group NV	146,787
47	Lotus Bakeries	118,265
3,041	Melexis NV	253,444
11,184	Mobistar SA(b)	233,299
9,629	Nyrstar NV(b)	54,532
8,864	Ontex Group NV	295,750
201	Picanol	19,596
29,109	Proximus SADP	890,532
704	RealDolmen	19,636
8,109	Recticel SA	67,529
118	Resilux	19,898
436	Retail Estates NV REIT	35,620
32,557	Rezidor Hotel Group AB	121,299
211	Sapec(b)	38,671
3,766	Sioen Industries NV	125,551
Shares		Value
BELGIUM (continued)
1,780	Sipef NV	$123,434
1,913	Telenet Group Holding NV(b)	116,195
171	TER Beke SA	33,436
9,041	Tessenderlo Chemie NV(b)	370,890
18,822	Umicore SA	1,102,027
1,138	Van de Velde NV	62,477
6,098	Viohalco SA(b)	11,830
1,030	Warehouses De Pauw CVA REIT	98,555
		12,077,776
BERMUDA — 1.1%
359,323	Argo Group International Holdings Ltd.(d)	23,697,352
83,949	Aspen Insurance Holdings Ltd.	4,394,730
8,668	Assured Guaranty Ltd.	330,511
2,828	Axis Capital Holdings Ltd.	186,365
26,400	Bank of N.T. Butterfield & Son Ltd. (The)	877,800
18,400	Blue Capital Reinsurance Holdings Ltd.	347,760
400	Enstar Group Ltd.(b)	77,920
22,048	Everest Re Group Ltd.	5,549,702
190,161	Helen of Troy Ltd.(b)	17,875,134
102,290	Hiscox Ltd.	1,499,745
25,400	James River Group Holdings Ltd.	1,106,424
99,863	Maiden Holdings Ltd.	1,233,308
7,258	Marvell Technology Group Ltd.	109,015
9,441	Nabors Industries Ltd.	97,620
2,632	RenaissanceRe Holdings Ltd.	374,191
3,108	Signet Jewelers Ltd.	204,631
2,929	Triton International Ltd. - Class B	89,657
83,421	Validus Holdings Ltd.	4,611,513
197,400	Wilson Sons Ltd. - BDR(d)	2,325,353
4,386	XL Group Ltd.	183,554
		65,172,285
BRAZIL — 0.4%
17,400	AES Tiete Energia SA	73,568
22,467	Aliansce Shopping Centers SA	106,034
32,600	Alpargatas SA - Preference Shares	137,012
6,100	Alupar Investimento SA - Units	36,092
6,100	Arezzo Industria e Comercio SA	64,516
5,700	B2W Cia Digital(b)	24,028
1,830	B2W Cia Digital - Receipt(b)	7,570
53,000	Banco ABC Brasil SA - Preference Shares	295,887
127,187	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	575,017
16,000	Banco Industrial e Comercial SA - Preference Shares(b)(c)(d)	41,789
15,200	Banco Pan SA - Preference Shares(b)	9,003

3

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
BRAZIL (continued)
12,447	Banco Pine SA - Preference Shares	$14,313
48,700	BR Malls Participacoes SA	216,952
7,500	BR Properties SA	22,400
25,100	Brasil Brokers Participacoes SA(b)	12,890
8,600	Brasilagro - Co Brasileira de Propriedades Agricolas	34,410
27,600	Braskem SA - Class A, Preference Shares	296,604
30,826	Cia Brasileira de Distribuicao - Preference Shares	697,702
1,800	Cia de Gas de Sao Paulo - COMGAS - Class A, Preference Shares	27,107
9,400	Cia de Locacao das Americas	26,654
27,700	Cia de Saneamento Basico do Estado de Sao Paulo	254,131
6,100	Cia de Saneamento de Minas Gerais-COPASA	69,071
24,500	Cia de Saneamento do Parana - Preference Shares	78,732
3,700	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	72,227
2,400	Cia Energetica de Minas Gerais	7,040
63,300	Cia Energetica de Minas Gerais - Preference Shares	176,296
17,200	Cia Energetica de Sao Paulo - Class B, Preference Shares	97,378
1,833	Cia Energetica do Ceara - Class A, Preference Shares	26,420
16,200	Cia Ferro Ligas da Bahia-FERBASA - Preference Shares	53,489
31,800	Cia Hering	221,214
1,700	Cia Paranaense de Energia	12,533
8,700	Cia Paranaense de Energia - Class B, Preference Shares	80,201
360,200	Cia Siderurgica Nacional SA(b)	873,817
17,400	Cosan Logistica SA(b)	36,345
17,800	Cosan SA Industria e Comercio	206,766
9,600	CVC Brasil Operadora e Agencia de Viagens SA	92,974
92,588	Cyrela Brazil Realty SA Empreendimentos e Participacoes	383,881
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,462
30,000	Direcional Engenharia SA	57,655
267,595	Duratex SA	752,863
22,800	EcoRodovias Infraestrutura e Logistica SA	67,523
25,500	EDP - Energias do Brasil SA	108,377
7,300	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	34,706
Shares		Value
BRAZIL (continued)
205,772	Embraer SA	$991,243
13,300	Engie Brasil Energia SA	144,060
16,700	Equatorial Energia SA	302,531
29,000	Estacio Participacoes SA	161,718
34,800	Eternit SA(b)	14,253
75,900	Even Construtora e Incorporadora SA	106,411
20,600	Ez Tec Empreendimentos e Participacoes SA	131,879
175,428	Fibria Celulose SA	1,613,868
14,300	Fleury SA	239,411
12,400	FPC Par Corretora de Seguros SA	73,485
8,000	Fras-Le SA	11,493
3,600	GAEC Educacao SA	15,289
34,100	Gerdau SA	103,244
274,800	Gerdau SA - Preference Shares	847,590
8,200	Gol-Linhas Aereas Inteligentes SA - Preference Shares(b)	25,783
12,200	Grendene SA	93,670
3,100	Guararapes Confeccoes SA	87,422
66,400	Helbor Empreendimentos SA	52,090
45,131	Hypermarcas SA	426,704
10,300	Iguatemi Empresa de Shopping Centers SA	107,444
44,800	International Meal Company Alimentacao SA(b)	85,675
41,472	Iochpe-Maxion SA	216,634
48,100	JHSF Participacoes SA(b)	35,158
7,000	JSL SA(b)	15,548
65,500	Klabin SA – Units	325,431
270,784	Kroton Educacional SA	1,281,384
9,000	Light SA	62,381
255,000	Linx SA	1,431,641
19,595	Localiza Rent a Car SA	291,327
33,406	Lojas Americanas SA	143,978
8,844	Lojas Americanas SA - Preference Shares	46,671
115,503	Lojas Renner SA	1,073,499
20,700	M Dias Branco SA	317,930
12,500	Magnesita Refratarios SA(b)	105,701
261,900	Mahle-Metal Leve SA	1,698,940
258,700	Marcopolo SA - Preference Shares	194,796
87,684	Marfrig Global Foods SA(b)	196,139
12,201	Marisa Lojas SA(b)	31,944
24,900	Mills Estruturas e Servicos de Engenharia SA(b)	27,300
11,800	Minerva SA	37,660
115,600	MRV Engenharia e Participacoes SA	577,627
10,000	Multiplan Empreendimentos Imobiliarios SA	214,017
6,500	Multiplus SA	79,969
30,900	Natura Cosmeticos SA	296,923
33,761	Odontoprev SA	121,363

4

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
BRAZIL (continued)
119,600	Ouro Fino Saude Animal Participacoes SA(d)	$942,014
48,400	Paranapanema SA	19,823
87,155	Porto Seguro SA	788,886
60,000	Portobello SA	54,441
7,000	Profarma Distribuidora de Produtos Farmaceuticos SA(b)	24,656
58,000	Qualicorp SA	411,147
1,300	Raia Drogasil SA	27,527
70,700	Randon Participacoes SA - Preference Shares(b)	104,021
5,000	Restoque Comercio e Confeccoes de Roupas SA(b)	7,404
6,200	Rodobens Negocios Imobiliarios SA	11,466
10,090	Rumo SA(b)	27,815
21,750	Santos Brasil Participacoes SA(b)	15,692
33,100	Sao Martinho SA	183,434
6,300	Ser Educacional SA	48,232
16,500	SLC Agricola SA	101,109
11,600	Smiles SA	253,595
2,800	Sonae Sierra Brasil SA	19,134
14,900	Springs Global Participacoes SA(b)	42,108
193,613	Sul America SA - Units	1,035,758
116,559	Suzano Papel e Celulose SA - Class A, Preference Shares	489,511
15,000	T4F Entretenimento SA	29,489
7,400	Technos SA	10,491
26,200	Tecnisa SA	23,195
5,526	Tecnisa SA - Receipt(b)	4,892
68,500	Tim Participacoes SA	221,855
17,621	Totvs SA	153,890
32,800	TPI - Triunfo Participacoes e Investimentos SA	38,028
23,200	Transmissora Alianca de Energia Eletrica SA - Units	171,476
32,900	Tupy SA	159,418
4,500	Unipar Carbocloro SA - Preference Shares	10,988
3,700	Usinas Siderurgicas de Minas Gerais SA(b)	10,235
14,200	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares(b)	19,058
3,100	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	22,180
68,100	Via Varejo SA	255,532
		26,682,373
CAMBODIA — 0.0%
166,000	NagaCorp Ltd.	91,981
Shares		Value
CANADA — 2.3%
2,275	Absolute Software Corp.	$12,866
2,408	Acadian Timber Corp.	31,876
83,136	Advantage Oil & Gas Ltd.(b)	523,159
27,538	Aecon Group, Inc.	326,611
1,900	AG Growth International, Inc.	77,152
20,000	AGF Management Ltd. - Class B	99,923
3,110	AGT Food & Ingredients, Inc.	71,835
10,500	Aimia, Inc.	70,305
2,500	Air Canada(b)	23,790
1,200	AirBoss of America Corp.	10,901
1,500	Akita Drilling Ltd. - Class A	9,560
40,768	Alamos Gold, Inc. - Class A	291,787
2,681	Algoma Central Corp.	24,393
44,100	Algonquin Power & Utilities Corp.	417,723
19,458	AltaGas Ltd.	436,043
4,000	Altus Group Ltd.	90,253
11,915	Amaya, Inc.(b)	211,669
1,400	Andrew Peller Ltd.	11,200
22,299	ARC Resources Ltd.	292,735
7,300	Atco Ltd. - Class I	265,625
51,400	Athabasca Oil Corp.(b)	51,963
15,400	ATS Automation Tooling Systems, Inc.(b)	146,887
2,554	AutoCanada, Inc.	43,931
2,400	Avigilon Corp.(b)	28,307
267,386	B2Gold Corp.(b)	671,868
2,400	Badger Daylighting Ltd.	57,106
36,000	Banro Corp.(b)	4,351
44,670	Baytex Energy Corp.(b)	135,150
839	Baytex Energy Corp.(b)	2,534
52,700	Bellatrix Exploration Ltd.(b)	39,379
60,900	Birchcliff Energy Ltd.	312,742
13,200	Black Diamond Group Ltd.	37,423
176,217	BlackBerry Ltd.(b)	1,645,923
59,048	BlackPearl Resources, Inc.(b)	52,341
700	Boardwalk Real Estate Investment Trust, REIT	23,615
8,400	Bombardier, Inc. - Class A(b)	13,538
76,155	Bombardier, Inc. - Class B(b)	117,715
90,485	Bonavista Energy Corp.	190,244
11,285	Bonterra Energy Corp.	160,051
8,200	Boralex, Inc. - Class A	125,488
1,380,632	CAE, Inc.	21,088,002
16,500	Calfrac Well Services Ltd.(b)	41,944
500	Calian Group Ltd.	9,945
3,825	Callidus Capital Corp.	48,112
37,500	Cameco Corp.	359,602
18,300	Canaccord Genuity Group, Inc.(b)	68,237
35,750	Canacol Energy Ltd.(b)	106,853
6,800	Canadian Apartment Properties REIT	168,723
45,555	Canadian Energy Services & Technology Corp.	215,252

5

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
CANADA (continued)
3,400	Canadian Real Estate Investment Trust	$122,993
22,300	Canadian Western Bank	438,306
10,832	Canam Group, Inc. - Class A	96,572
26,643	Canfor Corp.(b)	400,118
11,757	Canfor Pulp Products, Inc.	101,890
8,000	CanWel Building Materials Group Ltd.	34,695
32,854	Canyon Services Group, Inc.(b)	152,350
72,367	Capstone Mining Corp.(b)	56,195
14,000	Cardinal Energy Ltd.	65,844
43,552	Cascades, Inc.	524,519
1,000	CCL Industries, Inc. - Class B	231,493
31,157	Celestica, Inc.(b)	443,942
67,326	Centerra Gold, Inc.	347,715
2,472	Cervus Equipment Corp.	22,292
4,700	Chartwell Retirement Residences - Units	53,506
2,700	Chesswood Group Ltd.	27,217
13,300	CI Financial Corp.	260,144
7,377	Cineplex, Inc.	290,368
66,000	City Office REIT Inc.	828,300
3,297	Clearwater Seafoods, Inc. - Units	25,554
6,800	Cogeco Communications Inc.	389,105
3,464	Cogeco, Inc.	173,422
9,700	Colliers International Group, Inc.	474,963
6,500	Cominar Real Estate Investment Trust	67,378
8,925	Computer Modelling Group Ltd.	70,613
49,000	Copper Mountain Mining Corp.(b)	32,307
1,912	Corby Spirit and Wine Ltd.	31,165
3,800	Corus Entertainment, Inc. - Class B	37,303
50,217	Cott Corp.	660,706
53,100	Crescent Point Energy Corp.	525,535
18,491	Crew Energy, Inc.(b)	55,674
9,900	CRH Medical Corp.(b)	58,237
48,220	Delphi Energy Corp.(b)	47,335
10,500	Denison Mines Corp.(b)	5,384
6,900	Descartes Systems Group, Inc. (The)(b)	159,225
35,700	Detour Gold Corp.(b)	451,137
5,311	DH Corp.	98,785
6,761	DHX Media Ltd.	27,885
1,071	DHX Media Ltd. - Variable Voting	4,402
11,696	Dominion Diamond Corp.	142,223
11,430	Dominion Diamond Corp.	138,913
11,361	Dorel Industries, Inc. - Class B	272,987
23,639	Dundee Precious Metals, Inc.(b)	47,276
91,300	ECN Capital Corp.	248,808
664	E-L Financial Corp. Ltd.	397,413
Shares		Value
CANADA (continued)
9,887	Eldorado Gold Corp.	$36,142
91,300	Element Fleet Management Corp.	801,939
33,669	Empire Co. Ltd. - Class A	518,706
18,173	EnerCare, Inc.	288,627
41,281	Enerflex Ltd.	581,844
2,342	Enghouse Systems Ltd.	102,684
20,817	Ensign Energy Services, Inc.	115,747
12,718	Entertainment One Ltd.	40,736
17,570	Epsilon Energy Ltd.(b)	40,287
3,142	Equitable Group, Inc.	83,991
2,800	Evertz Technologies Ltd.	34,665
3,224	Exchange Income Corp.	82,782
8,800	Exco Technologies Ltd.	72,976
38	EXFO, Inc.(b)	175
10,800	Extendicare, Inc.	79,039
1,000	Fiera Capital Corp.	10,432
76,082	Finning International, Inc.	1,446,898
7,834	First Capital Realty Inc.	113,861
21,951	First Majestic Silver Corp.(b)	178,496
1,563	First National Financial Corp.	26,347
202,903	First Quantum Minerals Ltd.	1,933,825
9,700	FirstService Corp. - Voting Shares	603,652
35,000	Fortuna Silver Mines, Inc.(b)	160,763
23,321	Genworth MI Canada, Inc.	579,160
11,624	Gibson Energy, Inc.	157,621
5,000	Gildan Activewear, Inc.	140,178
3,400	Gluskin Sheff + Associates, Inc.	42,293
481	GMP Capital, Inc.(b)	1,202
400	goeasy Ltd.	9,310
12,981	Golden Star Resources Ltd.(b)	9,319
74,729	Gran Tierra Energy, Inc.(b)	188,321
6,598	Granite Oil Corp.	24,941
10,752	Great Canadian Gaming Corp.(b)	191,954
8,500	H&R Real Estate Investment Trust	144,214
8,874	Heroux-Devtek, Inc.(b)	78,270
3,040	High Liner Foods, Inc.	42,091
2,065	HNZ Group, Inc.(b)	20,710
10,700	Home Capital Group, Inc.	63,022
38,409	HudBay Minerals, Inc.	229,320
7,000	Hudson’s Bay Co.	63,998
80,964	IAMGOLD Corp.(b)	334,520
9,300	IMAX Corp.(b)	283,650
18,778	Imperial Metals Corp.(b)	83,501
36,900	Industrial Alliance Insurance and Financial Services, Inc.	1,556,772
555,853	Innergex Renewable Energy, Inc.	5,676,415
27,000	Interfor Corp.(b)	398,755
15,926	Intertape Polymer Group, Inc.	281,174
18,416	Jean Coutu Group PJC, Inc. (The) Class A	301,391
10,100	Just Energy Group, Inc.	61,708

6

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
CANADA (continued)
1,300	K-Bro Linen, Inc.	$37,570
20,366	Keyera Corp.	563,662
1,953	Kingsway Financial Services, Inc.(b)	10,931
480,745	Kinross Gold Corp.(b)	1,672,861
36,601	Kirkland Lake Gold Ltd.(b)	253,382
16,100	Klondex Mines Ltd.(b)	57,557
14,535	Laurentian Bank of Canada	594,582
8,626	Leon’s Furniture Ltd.	107,237
17,910	Linamar Corp.	761,508
5,500	Liquor Stores NA Ltd.	40,533
70,300	Lucara Dianmond Corp.(b)	162,225
1,327	Lululemon Athletica, Inc.(b)	69,004
102,041	Lundin Mining Corp.	544,199
7,862	MacDonald Dettwiler & Associates Ltd.	388,190
7,130	Magellan Aerospace Corp.	107,077
500	Mainstreet Equity Corp.(b)	13,512
24,900	Major Drilling Group International, Inc.(b)	138,085
152,729	Mandalay Resources Corp.	63,775
19,300	Maple Leaf Foods, Inc.	483,119
28,898	Martinrea International, Inc.	220,591
2,100	Mediagrif Interactive Technologies, Inc.	23,768
6,800	Medical Facilities Corp.	81,049
3,800	MEG Energy Corp.(b)	17,204
2,123	Melcor Developments Ltd.	25,475
2,617	Mercer International, Inc.	31,927
13,200	Methanex Corp.(e)	605,880
1,803	Methanex Corp.(e)	82,856
6,054	Mitel Networks Corp.(b)	42,798
10,302	Morneau Shepell, Inc.	152,072
2,186	MTY Food Group, Inc.	75,074
35,100	Mullen Group Ltd.	384,929
7,829	New Flyer Industries, Inc.	291,641
200,658	New Gold, Inc.(b)	568,878
9,600	Newalta Corp.(b)	14,417
4,802	Norbord, Inc.	148,663
10,846	North West Co. Inc., (The)	255,845
16,129	Northland Power, Inc.	285,112
382,668	Northview Apartment Real Estate Investment Trust(d)	6,377,566
65,000	NuVista Energy Ltd.(b)	292,846
1,600	Onex Corp.	115,442
8,600	Osisko Gold Royalties Ltd.	91,604
26,536	Pan American Silver Corp.	444,972
12,837	Pan American Silver Corp.	215,276
4,839	Paramount Resources Ltd. - Class A(b)	61,753
54,424	Parex Resources, Inc.(b)	675,790
106,116	Parkland Fuel Corp.	2,308,813
14,000	Pason Systems, Inc.	207,890
91,322	Pengrowth Energy Corp.(b)	87,639
85,845	Penn West Petroleum Ltd.(b)	128,920
Shares		Value
CANADA (continued)
48,051	Peyto Exploration & Development Corp.	$874,391
5,653	Pizza Pizza Royalty Corp.	73,590
56,600	Precision Drilling Corp.(b)	225,148
6,936	Premium Brands Holdings Corp.	434,132
6,820	Pulse Seismic, Inc.(b)	12,840
6,200	Pure Industrial Real Estate Trust REIT	29,659
26,700	Quebecor, Inc. - Class B	815,054
14,785	Questerre Energy Corp. - Class A(b)	7,582
7,600	Raging River Exploration Inc.(b)	44,373
10,943	RB Energy, Inc.(b)(d)	11
4,231	Reitmans (Canada) Ltd. - Class A	16,985
13,200	Richelieu Hardware Ltd.	293,774
20,367	Richmont Mines, Inc.(b)	153,978
635,000	Ritchie Bros Auctioneers, Inc.(e)	20,802,600
234,470	Ritchie Bros. Auctioneers, Inc.(e)	7,688,273
3,100	Rocky Mountain Dealerships, Inc.	22,028
26,754	Rogers Sugar, Inc.	121,908
13,600	Russel Metals, Inc.	260,831
33,588	Sandstorm Gold Ltd.(b)	116,385
125,000	Sandvine Corp.	291,198
2,551	Sears Canada, Inc.(b)	2,679
27,414	Secure Energy Services, Inc.	178,536
118,801	SEMAFO, Inc.(b)	273,276
173	Seven Generations Energy Ltd. - Class A(b)	3,063
11,300	ShawCor Ltd.	283,524
76,500	Sherritt International Corp.(b)	50,438
6,082	Sienna Senior Living, Inc.	76,546
12,100	Sierra Wireless, Inc.(b)	306,168
48,544	Silver Standard Resources, Inc.(b)	500,714
3,400	Smart Real Estate Investment Trust	80,601
5,900	SNC-Lavalin Group, Inc.	237,288
86,428	Spartan Energy Corp.(b)	144,358
19,100	Sprott, Inc.	32,882
12,222	Stantec, Inc.	313,642
4,087	Stantec, Inc.	104,627
7,060	Stella-Jones, Inc.	223,636
500	Strad Energy Services Ltd.(b)	509
15,100	Street Capital Group, Inc.(b)	14,380
2,100	Stuart Olson, Inc.(b)	8,277
22,548	Student Transportation, Inc.	133,962
19,026	SunOpta, Inc.(b)	139,798
20,300	Superior Plus Corp.	194,367
42,709	Surge Energy, Inc.	79,470
32,400	Tamarack Valley Energy Ltd.(b)	61,712
15,975	Tembec, Inc.(b)	34,640

7

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
CANADA (continued)
175,990	Teranga Gold Corp.(b)	$85,091
21,164	TFI International, Inc.	460,785
2,400	Theratechnologies, Inc.(b)	11,622
20,500	Timmins Gold Corp.(b)	7,959
4,501	TMX Group Ltd.	254,289
49,300	TORC Oil & Gas Ltd.	214,528
20,645	Toromont Industries Ltd.	734,421
17,764	Total Energy Services, Inc.	176,983
64,386	Tourmaline Oil Corp.(b)	1,265,032
13,378	TransAlta Corp.	68,228
12,100	TransAlta Corp.	61,960
393,871	Transalta Renewables, Inc.	4,498,333
30,590	Transcontinental, Inc. - Class A	545,670
5,600	Trilogy Energy Corp.(b)	18,215
8,684	Trinidad Drilling Ltd.(b)	13,614
101,200	Turquoise Hill Resources Ltd.(b)	275,788
6,497	Uni-Select, Inc.	172,152
3,080	Valener, Inc.	49,301
9,795	Vermilion Energy, Inc.	344,784
1,936	Vermilion Energy, Inc.	68,162
3,202	Wajax Corp.	57,305
48,594	Waste Connections, Inc.	4,470,484
20,400	Wesdome Gold Mines Ltd.(b)	50,662
7,900	West Fraser Timber Co. Ltd.	354,995
12,400	Western Energy Services Corp.(b)	18,350
148,038	Western Forest Products, Inc.	233,165
6,800	Westjet Airlines Ltd.	112,482
8,613	Westshore Terminals Investment Corp.	150,612
60,324	Whitecap Resources, Inc.	426,893
54,800	Wi-Lan, Inc.	109,997
4,348	Winpak Ltd.	185,826
327,069	WSP Global, Inc.	11,915,418
416	Xtreme Drilling & Coil Services Corp.(b)	713
399,266	Yamana Gold, Inc.	1,073,445
19,314	Yellow Pages Ltd.(b)	106,400
6,007	ZCL Composites, Inc.	64,908
		141,535,354
CAYMAN ISLANDS — 0.0%
41,457	Fresh Del Monte Produce, Inc.	2,541,314
CHILE — 0.1%
253,140	AES Gener SA	96,165
2,790,652	Aguas Andinas SA - Class A	1,577,790
64,494	Antofagasta Plc	700,005
61,605	Banmedica SA	138,458
107,384	Besalco SA	67,778
49,097	CAP SA	512,756
18,740	Cia Cervecerias Unidas SA	241,246
4,698,243	Cia Sud Americana de Vapores SA(b)	184,225
47,017	Coca-Cola Embonor SA	117,929
465,357	Colbún SA	102,979
Shares		Value
CHILE (continued)
49,505	Embotelladora Andina SA - Class B, Preference Shares	$205,970
31,201	Empresa Nacional de Telecomunicaciones SA(b)	374,493
17,319	Empresas Hites SA	18,243
493,391	Empresas La Polar SA(b)	34,731
1,369,725	Enel Chile SA	151,132
46,786	Engie Energia Chile SA	85,664
364,029	Enjoy SA	25,363
10,794	Forus SA	43,344
134,414	Grupo Security SA	47,532
282,124	Inversiones Aguas Metropolitanas SA	445,967
3,978	Inversiones La Construccion SA	54,889
37,586,978	Itau CorpBanca	342,639
273,781	Masisa SA	17,762
49,518	PAZ Corp. SA	55,275
141,573	Salfacorp SA	163,440
128,406	Sigdo Koppers SA	184,119
507,222	Sociedad Matriz SAAM SA	49,764
29,332	Socovesa SA	12,734
28,425	SONDA SA	48,464
29,577	Vina Concha y Toro SA	47,822
		6,148,678
CHINA — 1.6%
22,302	21Vianet Group, Inc. - ADR(b)	120,654
3,212	500.Com Ltd.(b)	41,788
2,280	51Job, Inc. - ADR(b)	93,457
9,841	58.Com Inc. - ADR(b)	389,507
1,211,250	Agile Property Holdings Ltd.	1,083,816
498,000	Aluminum Corp. of China Ltd. - H Shares(b)	245,211
328,000	Angang Steel Co. Ltd.- H Shares(b)	220,540
32,000	Anhui Expressway Co. Ltd. - H Shares	25,383
161,000	ANTA Sports Products Ltd.	452,262
410,000	Anton Oilfield Services Group(b)	44,804
270,500	Asia Cement China Holdings Corp.	87,636
128,000	Asia Plastic Recycling Holding Ltd.	62,789
164,000	AVIC International Holdings Ltd.	86,867
386,000	AviChina Industry & Technology Co. - H Shares	257,553
591,500	Baic Motor Corp. Ltd.	569,573
94,500	Bank of Chongqing Co. Ltd. - H Shares	78,848
5,951	Baoxin Auto Group Ltd.(b)	2,754
104,000	Baoye Group Co. Ltd. - H Shares	76,746
1,408,000	BBMG Corp. - H Shares	754,834
590,000	Beijing Capital International Airport Co. Ltd. - H Shares	832,850

8

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
CHINA (continued)
446,000	Beijing Capital Land Ltd. - H Shares	$216,740
100,000	Beijing Jingneng Clean Energy Co. Ltd. - H Shares	30,341
254,000	Beijing North Star Co. Ltd. - H Shares	98,291
34,000	Beijing Urban Construction Design & Development Group Co. Ltd.	20,719
2,862,000	Belle International Holdings Ltd.	2,196,628
40,000	Best Pacific International Holdings Ltd.	35,123
21,000	Biostime International Holdings Ltd.(b)	68,170
8,082	Bitauto Holdings Ltd. - ADR(b)	236,964
1,632,500	Bloomage BioTechnology Corp. Ltd.	2,770,382
3,801,000	Boer Power Holdings Ltd.(b)	1,299,846
358,000	BYD Electronic International Co. Ltd.	546,779
171,000	CAR, Inc.(b)	161,363
5,000	Cayman Engley Industrial Co. Ltd.	26,101
645,656	Central China Real Estate Ltd.	157,713
120,000	Central China Securities Co. Ltd.	63,715
32,000	Changshouhua Food Co. Ltd.	16,333
3,467	Changyou.Com Ltd. - ADR(b)	113,198
237,000	Chaowei Power Holdings Ltd.	150,822
908,000	Chigo Holding Ltd.(b)	13,308
70,000	China Animal Healthcare Ltd.(b)(c)(d)	8,774
1,116,000	China Aoyuan Property Group Ltd.	344,340
528,000	China BlueChemical Ltd. - H Shares	151,374
634,000	China Communications Services Corp. Ltd. - H Shares	361,082
24,500	China Conch Venture Holdings Ltd.	48,821
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares(b)	12,289
268,000	China Energy Engineering Corp. Ltd.	49,959
7,414,900	China Everbright Water Ltd.(d)	2,467,830
186,000	China Financial Services Holdings Ltd.	17,695
28,000	China Fordoo Holdings Ltd.	28,042
29,004	China Gold International Resources Corp. Ltd.(b)	43,133
25,639	China Great Star International Ltd.(b)	32,558
124,000	China Greenland Broad Greenstate Group Co. Ltd.	26,304
130,000	China Hanking Holdings Ltd.(b)	20,891
Shares		Value
CHINA (continued)
592,500	China Harmony New Energy Auto Holding Ltd.	$221,663
259,000	China Hongqiao Group Ltd.(c)(d)	234,748
472,000	China Huishan Dairy Holdings Co. Ltd.(c)(d)	25,486
223,500	China Huiyuan Juice Group Ltd.(b)	80,167
244,800	China International Capital Corp. Ltd.(b)	361,928
65,000	China International Marine Containers Group Co. Ltd. - H Shares	111,977
32,000	China ITS Holdings Co. Ltd.(b)	3,044
1,728,000	China Lesso Group Holdings. Ltd.	1,377,362
151,000	China Lilang Ltd.	95,123
233,000	China Longyuan Power Group Corp. - H Shares	179,430
76,000	China Maple Leaf Educational Systems Ltd.	66,539
138,000	China Medical System Holdings Ltd.	238,446
70,000	China Meidong Auto Holdings Ltd.	14,399
321,000	China Mengniu Dairy Co. Ltd.	621,502
2,022,084	China National Building Material Co. Ltd. - H Shares	1,346,609
975,000	China National Materials Co. Ltd. - H Shares	342,200
232,000	China Oilfield Services Ltd.	214,153
95,000	China Packaging Holdings Development Ltd.(b)	27,724
241,000	China Railway Signal & Communication Corp. Ltd.	188,379
1,572,000	China Reinsurance Group Corp.	361,758
232,000	China Sanjiang Fine Chemicals Co. Ltd.	75,461
801,400	China SCE Property Holdings Ltd.	302,907
309,488	China Shanshui Cement Group Ltd.(b)(c)(d)	20,272
157,000	China Shengmu Organic Milk Ltd.(b)	32,900
91,000	China Shineway Pharmaceutical Group Ltd.	110,089
728,000	China Shipping Development Co. Ltd., H Shares	397,771
116,000	China Silver Group Ltd.	21,326
320,000	China Southern Airlines Co. Ltd. - H Shares	213,104
236,500	China Sunshine Paper Holdings Co. Ltd.	45,607
196,000	China Suntien Green Energy Corp. Ltd. - H Shares	41,577
164,000	China Taifeng Beddings Holdings Ltd.(b)(c)(d)	4,270

9

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
CHINA (continued)
571,000	China Yurun Food Group Ltd.(b)	$85,888
652,500	China ZhengTong Auto Services Holdings Ltd.	359,035
918,000	China Zhongwang Holdings Ltd.	416,610
272,000	Chinasoft International Ltd.(b)	163,654
7,000	Chlitina Holding Ltd.	33,642
364,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	47,732
1,784,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	1,227,047
58,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(b)	8,202
1,930,000	Cifi Holdings Group Co. Ltd.	697,230
63,000	Cogobuy Group(b)	90,713
22,000	Coland Holdings Ltd.	29,313
36,000	Colour Life Services Group Co. Ltd.	21,290
85,000	Consun Pharmaceutical Group Ltd.	57,480
1,015,600	Coolpad Group Ltd.(b)(c)(d)	94,009
792,093	COSCO Shipping Energy Transportation Co. Ltd. - H Shares(b)	172,098
300,000	COSCO Shipping Holdings Co. Ltd. - H Shares(b)	131,133
330,000	Cosmo Lady China Holdings Co. Ltd.	98,003
649,443	Country Garden Holdings Co. Ltd.	617,853
5,000,000	CPMC Holdings Ltd.(d)	2,776,939
319,000	CRCC High-Tech Equipment Corp. Ltd.	151,742
668,000	CSPC Pharmaceutical Group Ltd.	927,497
12,950,000	CT Environmental Group Ltd.	2,414,072
104,000	Da Ming International Holdings, Ltd.(b)	41,448
324,000	Dali Foods Group Co. Ltd.	191,192
645,000	Dalian Port PDA Co. Ltd. - H Shares	114,433
192,000	Daphne International Holdings Ltd.(b)	19,007
244,000	Datang International Power Generation Co. Ltd. - H Shares	72,776
200,000	Differ Group Holding Co. Ltd.(b)	17,999
37,200	Dongfang Electric Corp. Ltd. - H Shares	32,808
172,000	Dongfeng Motor Group Co. Ltd. - H Shares	180,882
459,000	Dongyue Group Ltd.(b)(c)(d)	15,160
2,970,000	Dynagreen Environmental Protection Group Co. Ltd. - H Shares	1,714,412
Shares		Value
CHINA (continued)
9,178	Ehi Car Services Ltd. - ADR(b)	$92,881
56,000	ENN Energy Holdings Ltd.	303,818
1,567,500	Fantasia Holdings Group Co. Ltd.	247,871
616,000	FIH Mobile Ltd.	211,448
4,669,000	Fu Shou Yuan International Group Ltd.	2,971,266
617,600	Fufeng Group Ltd.	420,025
1,214,000	Future Land Development Holdings Ltd.	358,971
51,600	Fuyao Glass Industry Group Co. Ltd.	182,429
165,000	Geely Automobile Holdings Ltd.	222,734
86,000	Golden Eagle Retail Group Ltd.	130,907
3,278,600	GOME Electrical Appliances Holdings Ltd.	446,793
434,000	Goodbaby International Holdings Ltd.	196,960
223,000	Greatview Aseptic Packaging Co. Ltd.	115,537
6,000	Green Seal Holding Ltd.	29,333
351,000	Greenland Hong Kong Holdings Ltd.(b)	113,264
215,500	Greentown China Holdings Ltd.(b)	207,234
3,912,000	Greentown Service Group Co. Ltd.(b)	1,488,686
61,000	Guangdong Yueyun Transportation Co. Ltd. - H Shares	43,995
194,000	Guangshen Railway Co. Ltd. - H Shares	105,251
28,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	80,094
684,400	Guangzhou R&F Properties Co. Ltd. - H Shares	1,152,640
58,000	Guolian Securities Co. Ltd. - H Shares	31,392
116,000	Haitian International Holdings Ltd.	284,245
150,000	Harbin Bank Co. Ltd. - H Shares	44,354
228,000	Harbin Electric Co. Ltd. - H Shares	139,526
41,000	Harmonicare Medical Holdings Ltd.	21,611
114,000	Hengan International Group Co. Ltd.	852,983
41,000	Hengshi Mining Investments Ltd.(b)	11,280
364,000	Hilong Holding Ltd.	79,554
29,000	Hiroca Holdings Ltd.	94,100
33,000	HNA Infrastructure Company Ltd. - H Shares	27,577
549,000	Honghua Group Ltd.(b)	55,759
82,000	HOSA International Ltd.	25,828

10

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
CHINA (continued)
178,000	Huadian Fuxin Energy Corp. Ltd. - H Shares	$41,191
124,000	Huadian Power International Corp. Ltd. - H Shares	52,289
138,000	Huan Yue Interactive Holdings Ltd.(b)	14,193
2,110,000	Huaneng Renewables Corp. Ltd. - H Shares	737,843
303,000	Huishang Bank Corp. Ltd. - H Shares	143,352
16,100	Inner Mongolia Yitai Coal Co. Ltd. - H Shares	15,006
102,000	Intime Retail Group Co. Ltd.	129,166
1,036,000	Jiangnan Group Ltd.	133,190
90,000	Jiangsu Expressway Co. Ltd. - H Shares	132,830
161,000	Jiangxi Copper Co. Ltd. - H Shares	251,280
9,734	Jinkosolar Holding Co., Ltd.(b)	168,788
1,235,000	Kaisa Group Holdings Ltd.(b)	369,943
186,000	Kangda International Environmental Co. Ltd.	43,282
132,000	Kasen International Holdings Ltd.(b)	23,249
24,000	Kingcan Holdings Ltd.	25,216
116,000	Kingdee International Software Group Co. Ltd.(b)	49,064
755,000	KWG Property Holding Ltd.	570,738
86,500	Legend Holdings Corp.	257,998
1,686,000	Lenovo Group Ltd.	1,079,442
326,000	Leoch International Technology Ltd.	80,889
450,000	Leyou Technologies Holdings Ltd.(b)	92,565
91,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares(b)	39,192
398,000	Lifetech Scientific Corp.(b)	102,335
7,800	Livzon Pharmaceutical Group, Inc.	49,237
850,000	Logan Property Holdings Co. Ltd.	487,378
495,500	Longfor Properties Co. Ltd.	858,709
460,000	Lonking Holdings Ltd.	128,331
149,500	Luye Pharma Group Ltd.	90,334
248,000	Maanshan Iron & Steel Co. Ltd. - H Shares(b)	83,853
512,000	Maoye International Holdings Ltd.(b)	55,292
9,151,000	Microport Scientific Corp.(b)(d)	6,376,471
126,000	Minth Group Ltd.	468,146
358,000	Modern Land China Co. Ltd.	58,452
14,295	New Oriental Education & Technology Group, Inc. - ADR(b)	922,599
2,060	Noah Holdings Ltd. - ADR(b)	51,953
9,331	NQ Mobile, Inc. - Class A - ADR(b)	35,178
368,000	NVC Lighting Holdings Ltd.	41,634
Shares		Value
CHINA (continued)
5,000	On-Bright Electronics, Inc.	$31,487
54,000	O-Net Technologies Group Ltd.(b)	36,586
109,000	Ourgame International Holdings Ltd.(b)	39,517
324,000	Ozner Water International Holding Ltd.(b)	81,225
49,800	Pacific Online Ltd.	12,036
456,500	Parkson Retail Group Ltd.	58,102
6,173	Phoenix New Media Ltd. - ADR(b)	21,544
62,700	Poly Culture Group Corp. Ltd.	165,650
927,000	Powerlong Real Estate Holdings Ltd.	436,188
81,000	PW Medtech Group Ltd.(b)	19,265
34,000	Q Technology Group Co. Ltd.(b)	28,893
147,000	Qingdao Port International Co. Ltd.	78,240
342,000	Qinhuangdao Port Co. Ltd.	103,325
261,000	Qunxing Paper Holdings Co. Ltd.(b)(c)(d)	12,684
67,000	Real Gold Mining Ltd.(b)(c)(d)	2,265
222,400	Red Star Macalline Group Corp. Ltd. - H Shares	237,887
140,000	Redco Properties Group Ltd.(b)	54,896
3,828,145	Renhe Commercial Holdings Co. Ltd.(b)	97,939
128,000	Ronshine China Holdings Ltd.(b)	113,217
322,000	Sany Heavy Equipment International Holdings Co. Ltd.(b)	62,923
1,512,480	Semiconductor Manufacturing International Corp.(b)	1,917,251
134,000	Shandong Chenming Paper Holdings Ltd. - H Shares	154,184
376,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	274,084
464,000	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	45,933
1,702,000	Shanghai Electric Group Co. Ltd. - H Shares(b)	803,042
42,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	160,365
24,000	Shanghai Fudan Microelectronics Group Co., Ltd. - H Shares(b)	18,266
30,000	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - H Shares	24,337
10,300	Shanghai Haohai Biological Technology Co. Ltd.	56,808
745,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	217,486

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
CHINA (continued)
175,800	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	$465,585
510,000	Shanghai Prime Machinery Co. Ltd. - H Shares	98,350
77,500	Shengjing Bank Co. Ltd. - H Shares	66,756
56,000	Shenzhen Expressway Co. Ltd. - H Shares	51,044
90,000	Shenzhou International Group Holdings Ltd.	592,414
1,031,881	Shui On Land Ltd.	229,503
1,106,000	Shunfeng International Clean Energy Ltd.(b)	68,251
64,000	Sichuan Expressway Co. Ltd. - H Shares	28,057
835,000	Sihuan Pharmaceutical Holdings Group Ltd.	371,428
6,000	Silergy Corp.	108,581
67,636	Sino Grandness Food Industry Group Ltd.	11,618
1,857,562	Sino-Ocean Land Holdings Ltd.	907,485
337,000	Sinopec Engineering Group Co. Ltd. - H Shares	329,273
610,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	341,139
5,399,200	Sinosoft Technology Group Ltd.	1,707,564
1,144,000	Sinotrans Ltd. - H Shares	514,762
387,500	Sinotruk Hong Kong Ltd.	269,514
643,000	SOHO China Ltd.	350,501
8,914	Sohu.Com, Inc.(b)	345,863
294,000	Springland International Holdings Ltd.	52,916
100,000	Sun King Power Electronics Group	23,013
690,000	Sunac China Holdings Ltd.	899,497
704,000	Sunny Optical Technology Group Co. Ltd.	5,792,488
4,576	TAL Education Group - ADR(b)	545,047
4,338	Tarena International, Inc. - ADR(b)	80,730
255,000	Tenwow International Holdings Ltd.	53,437
36,000	Tian Shan Development Holdings Ltd.	14,116
340,000	Tiangong International Co. Ltd.	33,658
44,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares	29,924
180,000	Tianneng Power International Ltd.	157,591
458,000	Tingyi Cayman Islands Holding Corp.	588,225
1,533,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	2,581,820
22,800	Tonly Electronics Holdings Ltd.	14,568
736,500	Travelsky Technology Ltd. - H Shares	1,941,061
210,000	Trigiant Group Ltd.	33,208
Shares		Value
CHINA (continued)
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	$3,049
42,000	Tsingtao Brewery Co. Ltd. - H Shares	188,986
686,400	Uni-President China Holdings Ltd.	481,817
124,000	Universal Health International Group Holding Ltd.(b)	3,906
64,954	Vipshop Holdings Ltd. - ADR(b)	900,912
888,000	Want Want China Holdings Ltd.	639,313
490,000	Weichai Power Co. Ltd. - H Shares	795,002
606,000	Welling Holding Ltd.	136,340
1,530,000	West China Cement Ltd.(b)	230,139
582,000	Wuzhou International Holdings Ltd.(b)	59,110
862,000	Xiamen International Port Co. Ltd. - H Shares	171,772
332,000	Xinchen China Power Holdings Ltd.(b)	53,780
429,000	Xingda International Holdings Ltd.	172,078
58,800	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	85,724
217,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(b)	26,503
658,000	Xinyi Solar Holdings Ltd.	205,563
461,500	XTEP International Holdings Ltd.	183,927
34,500	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - H Shares	72,119
218,000	Yanzhou Coal Mining Co. Ltd. - H Shares	188,618
397,000	Yashili International Holdings Ltd.	69,413
4,845,000	Yestar Healthcare Holdings Co. Ltd.	2,423,014
15,000	Yichang HEC Changjiang Pharmaceutical Co. Ltd. - H Shares	32,668
10,088	Yirendai Ltd.(b)	251,796
300,500	Youyuan International Holdings Ltd.(b)	84,220
370,000	Yuanda China Holdings Ltd.(b)	9,038
182,000	Yuanshengtai Dairy Farm Ltd.(b)	10,529
42,000	Yunnan Water Investment Co. Ltd. - H Shares	20,410
2,796,760	Yuzhou Properties Co. Ltd.	1,276,427
4,979	YY Inc. - ADR(b)	243,822
151,000	Zhaojin Mining Industry Co. Ltd. - H Shares	131,231
112,000	Zhejiang Expressway Co. Ltd. - H Shares	139,382

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
CHINA (continued)
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	$0
32,200	Zhengzhou Coal Mining Machinery Group Co. Ltd. - H Shares	20,078
166,000	Zhong An Real Estate Ltd.(b)	13,872
342,500	Zhongsheng Group Holdings Ltd.	483,477
58,000	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	298,637
418,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	198,297
		98,183,255
CURACAO — 0.1%
71,060	Mouwasat Medical Services Co.(b)	2,713,071
DENMARK — 0.4%
13,506	ALK-Abello A/S	2,106,527
26,508	Alm Brand A/S	217,398
8,231	Amagerbanken A/S(b)(c)(d)	0
1,801	Ambu A/S - B Shares	88,622
1,663	Bang & Olufsen A/S(b)	24,842
2,210	Bavarian Nordic A/S(b)	121,209
1,079	Brodrene Hartmann A/S	54,833
122,942	Chr. Hansen Holding A/S	8,285,858
4,078	D/S Norden A/S(b)	81,521
10,570	Dfds A/S	630,183
23,297	DSV A/S	1,297,870
7,093	FLSmidth & Co. A/S	426,624
66,435	GN Store Nord A/S	1,727,947
8,562	H. Lundbeck A/S	438,868
1,804	H+H International A/S - Class B(b)	25,099
825	Harboes Bryggeri A/S - Class B	16,009
2,037	IC Group A/S	49,074
56,231	ISS A/S	2,332,167
17,993	Jyske Bank A/S	961,541
11,925	Matas A/S	184,247
6,510	NKT Holding A/S(b)	513,402
1,101	Nordjyske Bank A/S	18,785
10,150	Per Aarsleff A/S	260,133
1,300	Ringkjoebing Landbobank A/S	313,755
1,648	Rockwool International A/S - Class B	301,688
9,265	Royal Unibrew A/S	402,853
7,654	Santa Fe Group A/S(b)	67,256
7,068	Schouw & Co.	728,201
8,811	SimCorp A/S	552,409
1,324	Solar A/S - Class B	76,785
21,891	Spar Nord Bank A/S	248,140
21,662	Sydbank A/S	788,026
219,403	TDC A/S	1,177,625
21,852	TK Development A/S(b)	37,123
16,542	Topdanmark A/S(b)	452,781
Shares		Value
DENMARK (continued)
18,025	Tryg A/S	$345,810
16,000	William Demant Holding A/S(b)	366,243
		25,721,454
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	253,583
FINLAND — 0.3%
872	Aktia Bank Oyj	8,596
10,210	Amer Sports Oyj	226,328
1,104	Aspo Oyj	10,402
2,594	Atria Oyj	30,828
361	BasWare Oyj(b)	13,960
7,725	Bittium Oyj	53,603
11,384	Cargotec Oyj - Class B	678,933
26,892	Caverion Corp.(b)	219,701
32,219	Citycon Oyj	79,247
15,948	Cramo Oyj	414,674
29,832	Elisa Oyj	1,016,151
18,525	Finnair Oyj	96,659
7,981	Fiskars Oyj Abp	175,178
8,344	F-Secure Oyj	31,085
4,792	HKScan Oyj - A Shares	17,957
21,678	Huhtamaki Oyj	840,181
37,553	Kemira Oyj	480,652
9,291	Kesko OYJ - B Shares	435,392
2,280	Kesko Oyj - Class A	106,621
12,022	Konecranes Oyj	504,573
9,896	Lassila & Tikanoja Oyj	192,202
1,404	Lemminkainen Oyj	27,406
75,818	Metsa Board Oyj	538,478
28,994	Metso Oyj	1,040,034
51,836	Neste Oyj	2,116,873
15,813	Nokian Renkaat Oyj	680,392
3,471	Olvi Oyj - Class A	107,379
27,474	Oriola-KD Oyj - Class B	115,819
6,792	Orion Oyj - Class A	387,313
21,898	Orion Oyj - Class B	1,255,887
58,724	Outokumpu Oyj	563,879
25,811	Outotec Oyj(b)	191,891
420	Ponsse Oyj	10,623
3,126	Poyry Oyj(b)	11,441
38,176	Raisio Oyj - V Shares	144,716
27,518	Ramirent Oyj	261,685
32,530	Sanoma Oyj	287,023
5,010	SRV Group Plc	26,305
3,082	Stockmann OYJ Abp - Class B(b)	26,522
293,089	Stora Enso Oyj - Class R	3,486,342
163,338	Talvivaara Mining Co. Plc(b)(c)(d)	1,014
7,035	Technopolis Oyj	23,603
11,475	Tieto Oyj	360,117
8,844	Tikkurila Oyj	175,335
15,354	Uponor Oyj	290,850
3,684	Vaisala Oyj - Class A	176,531

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
FINLAND (continued)
14,981	Valmet Oyj	$273,014
15,103	Wartsila Oyj Abp	919,651
32,499	YIT Oyj	257,367
		19,390,413
FRANCE — 1.5%
24,178	Accor SA	1,102,077
5,058	Actia Group	46,281
36,522	Air France-KLM(b)	306,929
1,984	Akka Technologies SA	92,779
8,106	Albioma SA	155,936
6,803	Alstom SA(b)	216,016
327	Altarea SCA REIT	65,951
5,734	Alten SA	485,943
25,305	Altran Technologies SA	424,773
4,393	APRIL SA	57,136
35,335	Arkema SA	3,741,656
4,208	Assystem	153,786
38,573	Atos SE	5,054,718
560	Axway Software SA	19,703
4,971	Beneteau SA	70,529
1,991	BioMerieux	398,083
72,366	Boiron SA(d)	6,880,138
8,998	Bonduelle SCA	311,689
5,065	Bourbon SA	57,104
33,357	Bureau Veritas SA	772,681
130	Burelle SA	162,850
12,743	Casino Guichard Perrachon SA	767,617
1,749	Cegedim SA(b)	48,658
548	CGG SA(b)	3,922
9,650	Chargeurs SA	240,824
3,649	Cie des Alpes	93,012
3,058	Coface SA(b)	23,917
56,117	Derichebourg SA	268,720
1,675	Devoteam SA	112,795
5,553	Edenred	142,179
24,093	Eiffage SA	2,040,774
410	Electricite de Strasbourg SA	49,686
6,919	Elior Participations SCA	172,594
1,730	Elis SA	35,805
1,370	Eramet(b)	66,029
779	Esso SA Francaise(b)	33,230
4,816	Euler Hermes Group	470,415
1,226	Exel Industries SA - Class A	116,855
23,531	Faurecia	1,148,841
590	Fleury Michon SA	32,070
1,757	Fonciere Des Regions REIT	156,825
23,588	Gaztransport Et Technigaz SA	880,548
1,825	Gecina SA REIT	259,629
4,424	GL Events	108,429
1,240	Groupe Crit	104,074
66,814	Groupe Eurotunnel SE	733,992
4,051	Groupe Fnac SA(b)(e)	284,623
1,024	Groupe Fnac SA(b)(e)	71,950
1,569	Groupe Open	44,232
1,572	Guerbet	134,422
Shares		Value
FRANCE (continued)
2,937	Haulotte Group SA	$43,510
26,272	Havas SA	242,939
1,746	ICADE REIT	129,654
301	ID Logistics Group(b)	45,624
10,951	Imerys SA	942,266
112,151	Ingenico Group SA	10,161,783
1,475	Interparfums SA	50,612
5,550	Ipsen SA	645,974
10,952	IPSOS	351,220
6,546	Jacquet Metal Service	175,768
7,047	JCDecaux SA	248,597
317,291	Korian SA	10,221,870
40,363	Lagardere SCA	1,236,365
863	Laurent-Perrier	66,444
740	Le Belier	32,566
1,830	Le Noble Age	97,020
3,616	Lectra	93,943
1,180	Linedata Services	61,698
224,236	LISI(d)	8,793,377
438	Maisons France Confort SA	26,222
3,615	Manitou BF SA	114,197
967	Mersen	27,914
6,820	Metropole Television SA	155,378
5,327	MGI Coutier	196,422
1,975	Mr Bricolage	24,977
1,247	Naturex(b)	113,586
12,294	Neopost SA	498,579
8,744	Nexans SA(b)	486,243
6,068	Nexity SA	329,932
511	NRJ Group(b)	5,872
5,591	Oeneo SA	51,158
4,198	Onxeo SA(b)(e)	12,027
3,092	Onxeo SA(b)(e)	8,875
4,524	Orpea	462,049
1,064	Parrot SA(b)	10,257
2,566	Pierre & Vacances SA(b)	119,604
11,853	Plastic Omnium SA	463,651
506	Plastivaloire	89,204
577	PSB Industries SA	31,319
7,664	Rallye SA	167,469
468	Remy Cointreau SA	47,217
35,949	Rexel SA	642,212
29	Robertet SA	11,120
963	Rothschild & Co.	29,896
138,029	Rubis SCA	14,025,125
6,138	Sartorius Stedim Biotech	411,665
2,137	Savencia SA	188,555
50,206	SCOR SE	1,986,320
6,771	SEB SA	1,091,597
708	Seche Environnement SA	23,029
2,944	Societe BIC SA	330,952
320	Societe Internationale de Plantations d’Heveas SA(b)	18,112
13,102	Societe Television Francaise 1	160,703
517	Somfy SA	250,047
2,996	Sopra Steria Group	449,390

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
FRANCE (continued)
16,115	Ste Industrielle d’Aviation Latecoere SA(b)	$63,546
1,615	Stef SA	145,101
25,453	Suez Environnement Co.	418,246
4,320	Synergie SA	180,325
2,499	Tarkett SA	117,434
48,862	Technicolor SA	248,084
15,168	Teleperformance SA	1,905,872
318	Tessi SA	50,643
401	Thermador Groupe	40,357
1,951	Trigano SA	206,253
46,170	UBISOFT Entertainment(b)	2,187,746
63,349	Vallourec SA(b)	405,894
1,621	Valneva SE(b)	4,856
602	Vetoquinol SA	33,063
7,105	Vicat SA	505,466
1,787	VIEL & Cie SA	11,096
2,732	Vilmorin & Cie SA	197,485
596	Virbac SA(b)	93,845
449	Vranken - Pommery Monopole SA	10,804
340	Worldline S.A.(b)	11,276
6,029	Zodiac Aerospace	146,387
		92,909,309
GABON — 0.0%
52	Total Gabon	8,883
GERMANY — 1.8%
13,680	Aareal Bank AG	549,796
2,745	Adler Modemaerkte AG	16,003
23,898	ADVA Optical Networking SE(b)	262,664
20,551	AIXTRON SE(b)	112,692
4,617	Allgeier SE	99,580
6,126	Alstria Office REIT AG	81,011
752	Amadeus Fire AG	64,238
9,471	Aurubis AG	662,130
12,739	Axel Springer SE	714,784
310	Basler AG	31,195
2,548	Bauer AG	44,769
4,494	BayWa AG	163,553
2,465	Bechtle AG	282,878
1,133	Bertrandt AG	118,321
946	Bijou Brigitte AG	58,428
3,143	Bilfinger SE(b)	136,536
2,505	Biotest AG	76,404
256	Biotest AG - Preference Shares	5,496
32,765	Borussia Dortmund GmbH & Co. KGaA	210,969
25,055	Brenntag AG	1,485,800
2,756	CANCOM SE	163,075
6,532	Carl Zeiss Meditec AG	296,851
2,761	CENIT AG	66,617
4,110	CENTROTEC Sustainable AG	86,362
3,390	Cewe Stiftung & Co. KGaA	308,601
7,896	Comdirect Bank AG	82,356
Shares		Value
GERMANY (continued)
39,273	Commerzbank AG(b)	$384,807
4,097	CompuGroup Medical SE	201,722
5,206	Constantin Medien AG(b)	11,852
6,931	CropEnergies AG	68,176
9,051	CTS Eventim AG & Co KGaA	348,673
73,328	Deutsche Lufthansa AG	1,265,240
28,878	Deutsche Wohnen AG	987,430
42,323	Deutz AG	329,633
1,078	Dic Asset AG	11,062
8,834	DMG Mori AG	481,433
2,100	Dr Hoenle AG	80,635
1,078	Draegerwerk AG & Co. KGaA	84,547
2,900	Draegerwerk AG & Co. KGaA - Preference Shares	317,319
6,958	Drillisch AG	372,942
94,158	Duerr AG	9,384,825
1,537	Eckert & Ziegler AG	42,459
6,212	Elmos Semiconductor AG	165,075
6,541	ElringKlinger AG	130,568
175,224	Fielmann AG	13,395,373
1,910	First Sensor AG(b)	24,301
1,887	Francotyp-Postalia Holding AG	10,894
19,763	Fraport AG Frankfurt Airport Services Worldwide	1,554,311
25,028	Freenet AG	785,448
7,844	Fuchs Petrolub SE	354,211
7,977	Fuchs Petrolub SE - Preference Shares	411,484
28,204	GEA Group AG	1,199,412
10,704	Gerresheimer AG	839,744
9,341	Gerry Weber International AG	137,009
6,342	Gesco AG	172,018
2,873	GFT Technologies SE	58,632
5,876	Grammer AG	360,041
1,925	GRENKE AG	383,524
3,022	H&R GmbH & Co KGaA(b)	45,543
4,739	Hamborner AG REIT	49,743
5,202	Hamburger Hafen und Logistik AG	98,598
89,695	Heidelberger Druckmaschinen AG(b)	250,320
7,851	Hella KGaA Hueck & Co.	388,394
3,483	Hochtief AG	627,533
4,964	HolidayCheck Group AG(b)	13,432
1,609	Hornbach Baumarkt AG	52,572
678	HUGO BOSS AG	51,573
9,402	Indus Holding AG	628,118
1,165	Isra Vision AG	170,685
11,957	Jenoptik AG	321,777
9,534	Jungheinrich AG	332,021
14,872	K+S AG	354,863
16,064	KION Group AG	1,088,234
19,662	Kloeckner & Co. SE(b)	217,391
1,986	Koenig & Bauer AG(b)	137,481
4,047	Kontron AG(b)	14,270
2,229	Krones AG	264,658

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
GERMANY (continued)
210	KSB AG	$100,651
425	KWS Saat SE	151,154
52,769	Lanxess AG	3,811,011
3,023	Leg Immobilien AG	259,683
798	Leifheit AG	61,726
12,765	Leoni AG	693,439
2,628	LPKF Laser & Electronics AG(b)	27,467
830	Manz AG(b)	35,261
69,610	Metro AG	2,290,711
7,391	MLP AG	46,591
152,665	MTU Aero Engines AG	21,893,147
5,477	Nemetschek SE	375,864
2,244	Nexus AG	54,021
120,526	NORMA Group SE	6,465,987
1,895	OHB SE	45,619
38,202	OSRAM Licht AG	2,558,812
15,324	Patrizia Immobilien AG(b)	302,300
1,780	Pfeiffer Vacuum Technology AG	231,124
8,040	PNE Wind AG	22,412
736	Progress-Werk Oberkirch AG	38,723
11,212	ProSiebenSat.1 Media SE	476,194
484	Puma SE	188,983
14,597	QSC AG	25,886
870	R Stahl AG	27,454
11,329	Rational AG	5,692,760
19,717	Rheinmetall AG	1,809,500
59,585	RHOEN-KLINIKUM AG	1,701,835
6,892	RIB Software AG	101,013
233,027	RWE AG(b)	3,859,584
19,824	SAF-Holland SA	342,486
9,704	Salzgitter AG	332,709
2,626	Sartorius AG - Preference Shares	240,454
1,579	Schaltbau Holding AG	61,748
2,624	SHW AG	92,038
662	Sixt Leasing SE	14,278
7,152	Sixt SE	395,767
4,730	Sixt SE - Preference Shares	211,351
977	Softing AG	11,281
16,990	Software AG	747,692
35,155	Stada Arzneimittel AG	2,490,283
655	Sto Se & Co. KGAA	75,273
7,241	Stroeer SE & Co. KGaA	418,754
22,636	Suedzucker AG	484,148
4,961	Suess MicroTec AG(b)	55,797
2,213	Surteco SE	55,396
16,341	Symrise AG	1,144,023
7,410	TAG Immobilien AG	105,497
13,088	Takkt AG	311,011
13,953	Talanx AG	502,935
423	Technotrans AG	15,044
4,463	Tom Tailor Holding AG(b)	42,364
5,098	United Internet AG	234,653
3,994	VERBIO Vereinigte BioEnergie AG	39,443
Shares		Value
GERMANY (continued)
4,362	Villeroy & Boch AG	$91,705
1,793	Vossloh AG(b)	120,312
8,065	VTG AG	266,192
9,072	Wacker Chemie AG	960,247
8,248	Wacker Neuson SE	208,397
1,136	Washtec AG	85,013
7,886	Wirecard AG	465,676
363	XING AG	84,955
		109,698,949
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	84,638
GREECE — 0.0%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	0
42,339	Intralot SA-Integrated Lottery Systems & Services(b)	57,189
22,848	Proton Bank SA(b)(c)(d)	0
3,738	Sarantis SA	47,070
12,534	T Bank SA(b)(c)(d)	0
2,904	Terna Energy SA	9,806
647	Thessaloniki Port Authority SA	14,927
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
		128,992
GUERNSEY — 0.0%
4,197	Amdocs Ltd.	257,024
5,317	BGEO Group Plc	247,917
5,739	Raven Russia Ltd.(b)	3,661
		508,602
HONG KONG — 1.4%
375,000	Agritrade Resources Ltd.	68,941
192,000	Ajisen China Holdings Ltd.	84,666
1,340,000	Alibaba Pictures Group Ltd.(b)	217,064
1,415,693	Allied Properties HK Ltd.	334,888
138,000	AMVIG Holdings Ltd.	46,128
520,000	Anxin-China Holdings Ltd.(b)(c)(d)	4,827
182,250	APT Satellite Holdings Ltd.	98,876
144,000	Asia Financial Holdings Ltd.	77,939
34,500	Asia Satellite Telecommunications Holdings Ltd.(b)	41,914
296,200	ASM Pacific Technology Ltd.	4,409,670
74,000	Associated International Hotels Ltd.	221,667
275,000	Auto Italia Holdings Ltd.(b)	3,571
390,000	AVIC International Holding HK Ltd.(b)	21,811
152,000	Beijing Enterprises Holdings Ltd.	742,574
330,000	Beijing Enterprises Medical & Health Group Ltd.(b)	25,031

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
HONG KONG (continued)
466,000	Beijing Enterprises Water Group Ltd.	$357,063
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
218,000	Bossini International Holdings Ltd.	13,172
92,000	Bright Smart Securities & Commodities Group Ltd.	27,204
355,000	Brightoil Petroleum Holdings Ltd.(b)	96,299
356,000	Brilliance China Automotive Holdings Ltd.	596,816
56,897	Brilliant Circle Holdings International Ltd.(b)	9,656
1,644,354	Brockman Mining Ltd.(b)	30,230
608,000	Burwill Holdings Ltd.(b)	14,148
1,004,186	C C Land Holdings Ltd.	258,200
44,000	Cafe de Coral Holdings Ltd.	143,115
51,000	Canvest Environmental Protection Group Co. Ltd.	29,112
92,000	Carrianna Group Holdings Co. Ltd.	9,462
208,000	Cathay Pacific Airways Ltd.	299,498
166,800	Century City International Holdings Ltd.	13,081
455,000	Century Sunshine Group Holdings Ltd.	16,671
994,000	CGN New Energy Holdings Co. Ltd.	146,959
1,604,275	Champion Technology Holdings Ltd.(b)	23,719
134,359	Cheuk Nang Holdings Ltd.	92,931
85,873	Chevalier International Holdings Ltd.	137,779
722,000	China Aerospace International Holdings Ltd.	100,247
601,137	China Agri-Industries Holdings Ltd.(b)	297,541
136,000	China All Access Holdings Ltd.	38,641
53,000	China Animation Characters Co. Ltd.	22,213
2,520,000	China Daye Non-Ferrous Metals Mining Ltd.(b)	36,933
950,000	China Ever Grand Financial Leasing Group Co. Ltd.(b)	9,404
180,000	China Everbright International Ltd.	243,445
525,600	China Fiber Optic Network System Group Ltd.(b)(c)(d)	35,475
504,000	China Foods Ltd.	194,386
280,000	China Gas Holdings Ltd.	439,168
130,000	China Glass Holdings Ltd.(b)	14,540
208,000	China Grand Pharmaceutical and Healthcare Holdings Ltd.(b)	56,423
6,603,000	China High Precision Automation Group Ltd.(b)(c)(d)	194,185
Shares		Value
HONG KONG (continued)
222,000	China High Speed Transmission Equipment Group Co. Ltd.	$215,768
2,684,000	China Jinmao Holdings Group Ltd.	869,552
12,236,000	China Lumena New Materials Corp.(b)(c)(d)	0
216,000	China Metal International Holdings, Inc.	66,924
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	0
492,557	China New Town Development Co. Ltd.(b)	24,380
284,000	China Oceanwide Holdings Ltd.(b)	28,114
1,390,000	China Oil and Gas Group Ltd.(b)	101,860
580,500	China Overseas Grand Oceans Group Ltd.(b)	297,775
245,000	China Overseas Property Holdings Ltd.	42,522
253,000	China Power International Development Ltd.	94,326
54,000	China Power New Energy Development Co. Ltd.	32,976
251,000	China Properties Group Ltd.(b)	55,825
379,102	China Resources Beer Holdings Co. Ltd.(b)	912,377
428,440	China Resources Cement Holdings Ltd.	234,645
142,800	China Resources Gas Group Ltd.	481,915
142,000	China Resources Power Holdings Co. Ltd.	255,946
168,000	China Ruifeng Renewable Energy Holdings Ltd.(b)	16,199
5,149,920	China Singyes Solar Technologies Holdings Ltd.	2,409,985
2,166,000	China South City Holdings Ltd.	423,267
555,000	China Starch Holdings Ltd.(b)	18,908
1,793,440	China State Construction International Holdings Ltd.	3,255,623
425,200	China Taiping Insurance Holdings Co. Ltd.(b)	1,060,492
528,000	China Traditional Chinese Medical Co. Ltd.	309,536
1,406,000	China Travel International Investment Hong Kong Ltd.	406,706
1,786,000	China Water Affairs Group Ltd.	1,193,981
128,000	China Water Industry Group Ltd.(b)	28,962
10,000	Chinese Estates Holdings Ltd.	15,376
103,000	Chow Sang Sang Holdings International Ltd.	263,513
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	28,284
237,500	Chuang’s Consortium International Ltd.	49,159
170,000	CIMC Enric Holdings Ltd.	99,224

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
HONG KONG (continued)
1,503,000	CITIC Resources Holdings Ltd.(b)	$181,635
649,000	CITIC Telecom International Holdings Ltd.	200,248
274,000	Citychamp Watch & Jewellery Group Ltd.	60,941
756,000	CK Life Sciences International Holdings, Inc.	63,175
47,000	Clear Media Ltd.	51,965
142,000	CNT Group Ltd.	10,953
177,000	Coastal Greenland Ltd.(b)	5,393
446,007	Comba Telecom Systems Holdings Ltd.	65,367
560,000	Concord New Energy Group Ltd.	26,638
522,729	COSCO Shipping Ports Ltd.	572,570
138,000	Coslight Technology International Group Ltd.(b)	70,611
1,402,000	CP Pokphand Co. Ltd.	120,763
1,109,335	CSI Properties Ltd.	58,474
530,000	Dah Chong Hong Holdings Ltd.	228,943
84,924	Dah Sing Banking Group Ltd.	170,757
60,678	Dah Sing Financial Holdings Ltd.	460,252
24,154	Dan Form Holdings Co. Ltd.(c)(d)	7,763
80,000	Dawnrays Pharmaceutical Holdings Ltd.	46,899
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	2,058
310,000	Digital China Holdings Ltd.(b)	255,067
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	3,749
92,000	Eagle Nice International Holdings Ltd.	26,494
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
386,416	Emperor International Holdings Ltd.	119,228
218,000	Esprit Holdings Ltd.(b)	169,280
518,000	EVA Precision Industrial Holdings Ltd.	85,908
9,500	Fairwood Holdings Ltd.	36,884
591,893	Far East Consortium International Ltd.	282,312
457,000	Far East Horizon Ltd.	420,670
790,000	First Pacific Co. Ltd.	608,368
168,000	First Shanghai Investments Ltd.	22,894
30,000	Fountain SET Holdings Ltd.	3,973
717,500	Fullshare Holdings Ltd.(c)	232,453
318,000	GCL-New Energy Holdings Ltd.(b)	16,557
9,026,000	GCL-Poly Energy Holdings Ltd.(b)	1,090,776
930,000	Gemdale Properties & Investment Corp. Ltd.(b)	65,759
60,150	Get Nice Financial Group Ltd.	8,970
2,406,000	Get Nice Holdings Ltd.	83,516
Shares		Value
HONG KONG (continued)
266,000	Giordano International Ltd.	$142,945
1,758,000	Global Brands Group Holding Ltd.(b)	207,931
1,325,000	Glorious Property Holdings Ltd.(b)	155,014
220,000	Gold Peak Industries Holdings Ltd.	20,930
180,000	Goldbond Group Holdings Ltd.	5,322
118,000	Goldlion Holdings Ltd.	50,214
16,000	Good Friend International Holdings, Inc.	4,443
208,000	Guangdong Investment Ltd.	321,960
14,000	Guoco Group Ltd.	160,728
155,600	Guotai Junan International Holdings Ltd.	48,810
83,000	Haier Electronics Group Co. Ltd.	192,712
412,331	Haitong International Securities Group Ltd.	223,703
211,000	Hang Lung Group Ltd.	880,257
133,267	Hanison Construction Holdings Ltd.	23,644
114,000	Harbour Centre Development Ltd.	208,409
629,400	Hengdeli Holdings Ltd.(b)	76,871
204,000	Hi Sun Technology (China) Ltd.(b)	34,357
4,808,565	HKBN Ltd.	5,199,050
85,441	HKC Holdings Ltd.(b)	58,328
1,010,000	HNA Holding Group Co. Ltd.(b)	35,708
90,000	Hon Kwok Land Investment Co. Ltd.	48,134
2,400	Hong Kong Aircraft Engineering Co. Ltd.	16,045
253,651	Hongkong & Shanghai Hotels Ltd. (The)	297,728
12,650	Hopewell Highway Infrastructure Ltd.	7,318
135,500	Hopewell Holdings Ltd.	517,378
208,000	Hopson Development Holdings Ltd.	198,417
188,000	Hsin Chong Construction Group Ltd.(b)(c)(d)	8,459
220,000	Hua Han Health Industry Holdings Ltd.(b)(c)(d)	5,623
527,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	155,830
44,000	Hysan Development Co. Ltd.	207,602
335,000	I-CABLE Communications Ltd.(b)	25,410
18,000	IMAX China Holding, Inc.(b)	84,697
175,000	IPE Group Ltd.	45,897
28,266	IRC Ltd.(b)	1,090
398,000	IT Ltd.	168,342
95,905	ITC Properties Group Ltd.	37,482
65,000	Jinhui Holdings Co. Ltd.(b)	8,189
95,125	Johnson Electric Holdings Ltd.	292,896

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
HONG KONG (continued)
1,094,000	Joy City Property Ltd.	$171,589
642,000	Ju Teng International Holdings Ltd.	237,706
501,000	K Wah International Holdings Ltd.	318,183
84,000	Kader Holdings Co. Ltd.	7,883
1,940,000	Kai Yuan Holdings Ltd.(b)	21,200
153,000	Kerry Logistics Network Ltd.	215,583
206,000	Kerry Properties Ltd.	770,678
331,200	Kingboard Chemical Holdings Ltd.	1,194,361
379,500	Kingboard Laminates Holdings Ltd.	457,643
74,000	Kingmaker Footwear Holdings Ltd.	21,025
1,428,000	Kingston Financial Group Ltd.	493,848
344,000	Ko Yo Chemical Group Ltd.(b)	9,110
328,000	Kowloon Development Co. Ltd.	363,069
1,648,000	Kunlun Energy Co. Ltd.	1,489,447
2,159,000	Lai Fung Holdings Ltd.	59,954
2,074,750	Lai Sun Development Co. Ltd.	58,415
603,200	Lai Sun Garment International Ltd.	172,933
9,000	Lam Soon Hong Kong Ltd.	12,334
68,000	Landsea Green Properties Co. Ltd.	5,770
127,600	Le Saunda Holdings Ltd.	28,708
24,000	Lee & Man Chemical Co. Ltd.	11,725
837,200	Lee & Man Paper Manufacturing Ltd.	656,556
40,500	Lee’s Pharmaceutical Holdings Ltd.	40,196
404,000	Li & Fung Ltd.	169,321
131,000	Lifestyle China Group Ltd.(b)	42,609
55,500	Lifestyle International Holdings Ltd.	79,201
650,964	Link REIT (The)	4,682,412
106,000	Luk Fook Holdings International Ltd.	387,704
1,298,000	Magnificent Hotel Investment Ltd.	31,539
260,000	Man Wah Holdings Ltd.	215,598
3,700	Mandarin Oriental International Ltd.	5,291
820,000	Master Glory Group Ltd.	21,506
65,000	Melco International Development Ltd.	133,704
162,000	Midland Holdings Ltd.(b)	42,904
429,000	Mingfa Group International Co. Ltd.(b)(c)(d)	16,546
702,000	Minmetals Land Ltd.	85,738
39,000	Miramar Hotel & Investment Co. Ltd.	84,936
1,064,000	Munsun Capital Group Ltd(b)	10,259
282,000	National Agricultural Holdings Ltd.(b)(c)(d)	43,143
361,500	Neo-Neon Holdings Ltd.(b)	46,475
Shares		Value
HONG KONG (continued)
97,000	New World Department Store China Ltd.(b)	$14,590
440,000	Newocean Energy Holdings Ltd.	132,933
362,000	Next Digital Ltd.(b)	16,289
825,000	Nine Dragons Paper Holdings Ltd.	890,934
361,100	Noble Group Ltd.(b)	36,959
840,000	North Mining Shares Co. Ltd.(b)	17,279
347,627	NWS Holdings Ltd.	653,391
9,500	Orient Overseas International Ltd.	50,686
118,000	Overseas Chinese Town Asia Holdings Ltd.	47,180
1,340,246	Pacific Andes International Holdings Ltd.(b)(c)(d)	4,721
62,000	Pacific Basin Shipping Ltd.(b)	12,355
105,000	Pacific Textile Holdings Ltd.	116,496
201,240	Paliburg Holdings Ltd.	71,147
446,000	PAX Global Technology Ltd.	276,372
4,390,750	PCCW Ltd.	2,478,082
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
408,000	Phoenix Satellite Television Holdings Ltd.	69,763
368,000	Pico Far East Holdings Ltd.	149,029
54,000	Playmates Holdings Ltd.	86,224
36,000	Playmates Toys Ltd.	6,433
842,000	Poly Property Group Co. Ltd.(b)	345,315
460,000	Polytec Asset Holdings Ltd.	37,257
132,000	Pou Sheng International Holdings Ltd.	28,170
78,000	Public Financial Holdings Ltd.	36,100
442,000	PYI Corp. Ltd.(b)	9,660
314,200	Regal Hotels International Holdings Ltd.	208,030
5,581,033	REXLot Holdings Ltd.(b)	83,231
21,000	Road King Infrastructure Ltd.	31,156
14,000	Rotam Global Agrosciences Ltd.(b)	15,243
194,132	SA SA International Holdings Ltd.	83,110
116,000	SAS Dragon Holdings Ltd.	27,589
30,000	SEA Holdings Ltd.	75,440
36,495	Seaspan Corp.	256,925
273,516	Shanghai Industrial Holdings Ltd.	865,028
661,000	Shanghai Industrial Urban Development Group Ltd.	142,765
1,190,000	Shanghai Zendai Property Ltd.(b)	18,053
234,000	Shangri-La Asia Ltd.	335,130
120,000	Shenwan Hongyuan HK Ltd.	46,282
515,684	Shenzhen International Holdings Ltd.	865,843
2,364,956	Shenzhen Investment Ltd.	1,073,273

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
HONG KONG (continued)
841,129	Shimao Property Holdings Ltd.	$1,351,715
862,000	Shougang Concord International Enterprises Co. Ltd.(b)	27,373
3,480,000	Shougang Fushan Resources Group Ltd.	639,776
652,000	Singamas Container Holdings Ltd.(b)	110,646
1,476,000	Sino Biopharmaceutical Ltd.	1,214,448
2,225,000	Sino Oil And Gas Holdings Ltd.(b)	53,777
744,000	Sinofert Holdings Ltd.	99,476
330,000	Sinopec Kantons Holdings Ltd.	168,429
765,000	SITC International Holdings Co. Ltd.	547,809
58,000	Sitoy Group Holdings Ltd.	11,856
56,000	SJM Holdings Ltd.	54,356
290,000	Skyfame Realty Holdings Ltd.(b)	36,164
1,414,878	Skyworth Digital Holdings Ltd.	822,186
887,986	SmarTone Telecommunications Holding Ltd.	1,244,357
651,934	SMI Holdings Group Ltd.	56,993
64,843	SOCAM Development Ltd.(b)	17,590
1,740,000	South China Holdings Co. Ltd.(b)	71,583
144,000	Sparkle Roll Group Ltd.(b)	10,367
1,073,428	SRE Group Ltd.(b)	25,944
3,812,010	SSY Group Ltd.	1,460,437
73,500	Stella International Holdings Ltd.	127,755
204,000	Success Universe Group Ltd.(b)	5,744
416,500	Sun Art Retail Group Ltd.	429,439
271,801	Sun Hung Kai & Co. Ltd.	202,322
576,000	TCC International Holdings Ltd.	263,624
283,000	TCL Multimedia Technology Holdings Ltd.(b)	140,075
1,448,000	Tech Pro Technology Development Ltd.(b)	24,201
4,000	Techtronic Industries Co. Ltd.	17,176
42,800	Television Broadcasts Ltd.(c)	164,523
93,500	Texhong Textile Group Ltd.	113,354
132,000	Texwinca Holdings Ltd.	88,584
185,800	Tian An China Investment Co. Ltd.(b)	150,248
1,492,000	Tianjin Port Development Holdings Ltd.	262,786
164,000	Tianyi Summi Holdings Ltd.	23,193
184,000	Tibet Water Resources Ltd.	76,880
1,380,000	Titan Petrochemicals Group Ltd.(b)	16,145
246,026	Tomson Group Ltd.	130,630
540,000	Tongda Group Holdings Ltd.	212,436
62,000	Top Spring International Holdings Ltd.	20,724
122,000	Towngas China Co. Ltd.	72,933
582,000	TPV Technology Ltd.	158,625
Shares		Value
HONG KONG (continued)
58,000	Tradelink Electronic Commerce Ltd.	$11,856
80,800	Transport International Holdings Ltd.	251,904
102,000	Trinity Ltd.(b)	7,343
368,000	Truly International Holdings Ltd.	124,901
233,000	TSC Group Holdings Ltd.(b)	23,964
2,948,000	United Energy Group Ltd.(b)	113,700
288,500	United Laboratories International Holdings Ltd. (The)(b)	181,000
154,500	Universal Medical Financial & Technical Advisory Services Co. Ltd.	132,088
44,000	Up Energy Development Group Ltd.(b)(c)(d)	137
101,100	Valuetronics Holdings Ltd.	58,975
159,000	Varitronix International Ltd.	75,429
42,000	Vinda International Holdings Ltd.	85,314
152,000	Vitasoy International Holdings Ltd.	300,547
483,600	VST Holdings Ltd.	168,488
290,300	VTech Holdings Ltd.	3,678,038
328,622	Wasion Group Holdings Ltd.	160,121
68,000	Wing On Co. International Ltd.	227,735
220,000	Wing Tai Properties Ltd.	145,661
450,000	Xinyi Glass Holdings Ltd.	399,185
30,000	YGM Trading Ltd.	32,012
84,000	Yip’s Chemical Holdings Ltd.	37,797
1,382,934	Yue Yuen Industrial Holdings Ltd.	5,467,126
4,214,946	Yuexiu Property Co. Ltd.	715,284
66,191	Yuexiu Transport Infrastructure Ltd.	51,058
306,000	Zhuhai Holdings Investment Group Ltd.	47,601
		85,662,747
HUNGARY — 0.0%
46,808	Magyar Telekom Telecommunications Plc	78,308
11,745	Richter Gedeon Nyrt	284,398
		362,706
INDIA — 1.7%
293	3M India Ltd.(b)	52,377
4,102	Aarti Industries(b)	55,973
18,156	Aban Offshore Ltd.(b)	63,333
1,662	ABB India Ltd.	36,418
8,628	ACC Ltd.	218,154
46,806	Adani Enterprises Ltd.(b)	79,271
577,760	Adani Power Ltd.(b)	296,379
72,736	Adani Transmission Ltd.(b)	87,797
33,462	Aditya Birla Fashion and Retail Ltd.(b)	89,832

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
INDIA (continued)
16,648	Aditya Birla Nuvo Ltd.	$429,592
33,300	Aegis Logistics Ltd.	100,630
5,111	AIA Engineering Ltd.	119,731
3,985	Ajanta Pharma Ltd.	102,351
250	Akzo Nobel India Ltd.	7,630
19,534	Alembic Ltd.	14,575
16,192	Alembic Pharmaceuticals Ltd.	154,130
1,673	Alkem Laboratories Ltd.	51,269
40,218	Allahabad Bank(b)	51,484
9,153	Allcargo Logistics Ltd.(b)	26,948
167,158	Alok Industries Ltd.(b)	7,925
165,746	Amara Raja Batteries Ltd.(b)	2,293,339
48,929	Ambuja Cements Ltd.	187,030
11,406	Amtek Auto Ltd.(b)	6,968
28,807	Anant Raj Ltd.	27,540
41,733	Andhra Bank	44,698
4,489	Apar Industries Ltd.(b)	55,682
161,686	Apollo Hospitals Enterprise Ltd.(b)	3,099,631
152,265	Apollo Tyres Ltd.	577,532
2,501	Areva T&D India Ltd.	13,354
60,983	Arvind Ltd.	378,525
4,919	Arvind SmartSpaces Ltd.(b)	8,029
152,423	Ashok Leyland Ltd.(b)	202,346
8,550	Ashoka Buildcon Ltd.	26,150
3,992	Astral Polytechnik Ltd.	34,292
1,898	Atul Ltd.	72,084
37,449	Aurobindo Pharma Ltd.(b)	353,213
6,484	Bajaj Corp. Ltd.	39,627
4,605	Bajaj Electricals Ltd.(b)	25,183
32,380	Bajaj Finance Ltd.	642,365
12,411	Bajaj Finserv Ltd.(b)	882,767
102,837	Bajaj Hindusthan Ltd.(b)	26,616
18,091	Bajaj Holdings & Investment Ltd.	594,629
15,043	Balkrishna Industries Ltd.	356,163
45,240	Ballarpur Industries Ltd.(b)	13,362
14,568	Balmer Lawrie & Co. Ltd.	53,410
69,406	Balrampur Chini Mills Ltd.	175,052
122,345	Bank of Baroda(b)	356,689
56,515	Bank of India(b)	164,107
17,071	Bank of Maharashtra(b)	9,673
811	BASF India Ltd.	16,549
5,028	Bata India Ltd.	45,567
1,167	BEML Ltd. - Partly Paid Shares	25,450
933,057	Berger Paints India Ltd.	3,789,230
59,130	Bharat Electronics Ltd.	168,162
4,628	Bharat Financial Inclusion Ltd.(b)	57,816
17,842	Bharat Forge Ltd.(b)	317,498
155,401	Bharat Heavy Electricals Ltd.	424,436
7,878	Biocon Ltd.(b)	135,162
5,808	Birla Corp. Ltd.	69,975
4,707	Bliss Gvs Pharma Ltd.	12,439
22,287	Blue Dart Express Ltd.	1,690,112
1,147	Blue Star Ltd.(b)	12,381
Shares		Value
INDIA (continued)
10,347	Bodal Chemicals Ltd.	$24,971
18,485	Bombay Dyeing & Manufacturing Co. Ltd.	24,841
13,389	Brigade Enterprises Ltd.(b)	51,262
2,312	Britannia Industries Ltd.	130,265
21,916	Cadila Healthcare Ltd.	149,985
1,709	Can Fin Homes Ltd.	69,530
15,123	Canara Bank(b)	84,055
7,476	Carborundum Universal Ltd.	34,016
8,239	Castrol India Ltd.	56,096
12,726	Ceat Ltd.(b)	301,859
429,373	Century Plyboards India Ltd.(b)	1,716,691
6,416	Century Textiles & Industries Ltd.	112,557
5,518	CESC Ltd.	81,024
88,541	CG Power and Industrial Solutions Ltd.(b)	108,182
75,869	Chambal Fertilizers and Chemicals Ltd.	118,055
3,941	Chennai Petroleum Corp Ltd.	23,338
56,756	Chennai Super Kings Cricket Ltd.(b)(c)(d)	372
6,538	Cholamandalam Investment and Finance Co. Ltd.	112,995
36,827	Cipla Ltd.	319,123
36,243	City Union Bank Ltd.	92,847
7,047	Coffee Day Enterprises Ltd.(b)	27,403
10,481	Colgate-Palmolive India Ltd.	168,750
6,417	Container Corp. of India Ltd.	121,482
24,442	Coromandel International Ltd.	132,640
41,645	Corp. Bank(b)	38,000
50,107	Cox & Kings Ltd.	177,396
52,898	Crisil Ltd.	1,617,488
47,727	Crompton Greaves Consumer Electricals Ltd.(b)	163,183
11,310	Cummins India Ltd.	175,285
17,341	Cyient Ltd.	147,626
56,562	Dabur India Ltd.	252,124
5,786	Dalmia Bharat Ltd.(b)	195,378
5,461	Dalmia Bharat Sugar & Industries Ltd.(b)	14,979
6,484	DB Corp. Ltd.	38,362
18,464	DB Realty Ltd.(b)	13,519
27,921	DCB Bank Ltd.(b)	79,796
9,427	DCM Shriram Ltd.	51,978
17,752	Deepak Fertilizers & Petrochemicals Corp. Ltd.(b)	73,762
4,866	Deepak Nitrite Ltd.	10,352
12,047	Delta Corp Ltd.	29,869
8,027	DEN Networks Ltd.(b)	11,916
43,420	Dena Bank(b)	29,934
72,822	Dewan Housing Finance Corp. Ltd.	483,084
16,231	Dhampur Sugar Mills Ltd.	59,545
61,366	Dish TV India Ltd.(b)	90,718
5,976	Dishman Pharmaceuticals & Chemicals Ltd.	28,840

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
INDIA (continued)
15,060	Divi’s Laboratories Ltd.(b)	$147,112
113,671	DLF Ltd.(b)	328,662
1,513	Dr Lal Pathlabs Ltd.	22,576
8,129	Dr Reddys Laboratories Ltd.	328,439
2,110	Dredging Corp. of India Ltd.	20,870
268	Dynamatic Technologies Ltd.(b)	11,240
5,192	eClerx Services Ltd.	104,942
26,940	EID Parry India Ltd.	126,010
4,882	EIH Ltd.(b)	10,017
45,194	Electrosteel Castings Ltd.	25,572
3,704	Elgi Equipments Ltd.	11,723
178,333	Emami Ltd.(b)	2,933,637
19,420	Engineers India Ltd.	50,233
8,345	Eros International Media Ltd.(b)	28,065
9,996	Escorts Ltd.	85,074
20,879	Essel Propack Ltd.	83,315
4,683	Eveready Industries India Ltd.	22,381
72,861	Exide Industries Ltd.	260,331
247	FAG Bearings India Ltd.	18,615
14,742	FDC Ltd.(b)	45,729
294,564	Federal Bank Ltd.	492,695
4,296	Federal-Mogul Goetze India Ltd.(b)	40,068
14,606	Finolex Cables Ltd.	119,450
14,293	Finolex Industries Ltd.	128,433
92,745	Firstsource Solutions Ltd.(b)	62,426
675,805	Fortis Healthcare Ltd.(b)	2,314,314
4,224	Future Capital Holdings Ltd.	50,106
21,658	Future Retail Ltd.(b)	105,277
21,658	Future Retail Ltd.	10,403
11,802	Gabriel India Ltd.	22,777
2,880	GAIL India Ltd.(b)	18,980
12,365	Gateway Distriparks Ltd.	51,225
10,975	Gati Ltd.	23,151
6,590	Gayatri Projects Ltd.	16,037
18,405	Genus Power Infrastructures Ltd.	11,301
12,605	GHCL Ltd.	50,994
3,563	GIC Housing Finance Ltd.	27,743
220	Gillette India Ltd.	14,790
810	GlaxoSmithKline Consumer Healthcare Ltd.	64,447
261	GlaxoSmithKline Pharmaceuticals Ltd.	10,128
22,080	Glenmark Pharmaceuticals Ltd.	307,174
198,377	GMR Infrastructure Ltd.(b)	53,195
3,837	Godfrey Phillips India, Ltd.	71,181
6,533	Godrej Industries Ltd.(b)	54,266
5,642	Godrej Properties Ltd.(b)	40,721
612,669	Granules India Ltd.	1,448,101
45,540	Grasim Industries Ltd.	817,674
13,082	Great Eastern Shipping Co. Ltd. (The)	89,457
16,172	Greaves Cotton Ltd.	43,013
770	Greenlam Industries Ltd.	8,075
Shares		Value
INDIA (continued)
3,850	Greenply Industries Ltd.	$16,772
5,192	Grindwell Norton Ltd.(b)	31,242
5,415	Gruh Finance Ltd.	33,498
10,264	Gujarat Alkalies & Chemicals(b)	74,615
6,920	Gujarat Ambuja Exports Ltd.(b)	14,081
10,313	Gujarat Flourochemicals Ltd.(b)	124,187
1,569	Gujarat Gas Ltd.	20,601
21,698	Gujarat Mineral Development Corp. Ltd.	42,128
13,800	Gujarat Narmada Valley Fertilizers Co. Ltd.	64,774
10,870	Gujarat Pipavav Port Ltd.	26,926
27,992	Gujarat State Fertilizers & Chemicals Ltd.	55,806
37,701	Gujarat State Petronet Ltd.	106,076
55,422	Hathway Cable & Datacom Ltd.(b)	37,649
25,011	Havells India Ltd.	188,137
11,965	HCL Infosystems Ltd.(b)	10,592
3,112	HEG Ltd.(b)	15,117
14,346	HeidelbergCement India Ltd.(b)	30,686
646	Heritage Foods Ltd.	11,953
44,646	Hexaware Technologies Ltd.	160,352
3,702	Hikal Ltd.	12,186
170,283	Himachal Futuristic Communications Ltd.(b)	40,764
6,475	Himatsingka Seide Ltd.	34,081
295,192	Hindalco Industries Ltd.	914,760
2,430	Hinduja Global Solutions Ltd.	20,931
98,252	Hindustan Construction Co. Ltd.(b)	71,096
20,610	Hindustan Petroleum Corp. Ltd.	171,771
207	Honeywell Automation India Ltd.	35,474
86,041	Housing Development & Infrastructure Ltd.(b)	121,444
173,607	HSIL Ltd.	918,636
8,648	HT Media Ltd.	11,030
4,443	Huhtamaki PPL Ltd.	18,734
18,902	ICRA Ltd.(d)	1,233,155
101,313	IDBI Bank Ltd.(b)	122,999
836,755	Idea Cellular Ltd.	1,117,971
53,821	IDFC Bank Ltd.	55,009
73,673	IDFC Ltd.(b)	70,661
1,838	IFB Industries Ltd.(b)	18,523
201,931	IFCI Ltd.(b)	99,506
77,633	IIFL Holdings Ltd.	578,959
14,398	Il&FS Transportation Networks Ltd.	25,660
98,764	India Cements Ltd. (The)	332,309
101,373	Indiabulls Housing Finance Ltd.	1,602,538
30,078	Indiabulls Ventures Ltd.	51,712
14,343	Indian Bank	71,146
1,701	Indian Hume Pipe Co. Ltd.	10,541
63,134	Indian Overseas Bank(b)	28,461
8,503	Indo Count Industries Ltd.	27,116
1,383	Indraprastha Gas Ltd.	22,739

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
INDIA (continued)
638	Ingersoll-Rand India Ltd.	$8,942
8,625	Inox Leisure Ltd.(b)	40,175
6,904	Inox Wind Ltd.(b)	21,073
9,700	Intellect Design Arena Ltd.(b)	19,587
4,901	Interglobe Aviation Ltd.	84,250
5,383	Ipca Laboratories Ltd.(b)	50,044
14,743	IRB Infrastructure Developers Ltd.	59,781
17,128	J Kumar Infraprojects Ltd.	75,842
18,658	Jagran Prakashan Pvt Ltd.(b)	56,586
194,340	Jain Irrigation Systems Ltd. - DVR	338,350
440,270	Jaiprakash Associates Ltd.(b)	93,420
57,737	Jammu & Kashmir Bank Ltd. (The)	72,788
1,969	Jamna Auto Industries Ltd.	7,373
133,928	Jaypee Infratech Ltd.(b)	31,228
2,261	JB Chemicals & Pharmaceuticals Ltd.	11,586
7,078	JBF Industries Ltd.	32,150
9,545	Jindal Poly Films Ltd.	67,006
29,253	Jindal Saw Ltd.	36,765
87,641	Jindal Steel & Power Ltd.(b)	155,310
2,351	JITF Infralogistics Ltd.(b)	2,469
7,796	JK Lakshmi Cement Ltd.	55,886
14,056	JK Paper Ltd.	23,412
30,987	JK Tyre & Industries Ltd.	79,864
103,647	JM Financial Ltd.	186,171
91,795	JSW Energy Ltd.	95,676
389,892	JSW Steel Ltd.	1,206,101
8,205	Jubilant Foodworks Ltd.	132,922
32,519	Jubilant Organosys Ltd.(b)	390,021
4,718	Just Dial Ltd.(b)	36,850
2,020	Jyothy Laboratories Ltd.	12,560
8,493	Kajaria Ceramics Ltd.	87,630
15,733	Kalpataru Power Transmission Ltd.(b)	86,137
6,804	Kalyani Steels Ltd.(b)	39,414
296,622	Kansai Nerolac Paints Ltd.	1,812,331
46,340	Karnataka Bank Ltd. (The)	117,957
19,125	Karur Vysya Bank Ltd. (The)	35,527
2,611	Kaveri Seed Co. Ltd.(b)	22,912
942	Kaya Ltd.(b)	12,106
12,734	KCP Ltd.(b)	25,733
38,932	KEC International Ltd.(b)	132,749
3,059	Kitex Garments Ltd.	23,735
7,194	Kolte-Patil Developers Ltd.	20,951
92,850	KPIT Technologies Ltd.	185,325
858	KPR Mill Ltd.	9,686
9,361	KRBL Ltd.(b)	64,056
9,208	Kwality Ltd.	21,635
59,988	L&T Finance Holdings Ltd.	118,988
635	Lakshmi Machine Works Ltd.	46,058
12,239	Lakshmi Vilas Bank Ltd. (The)	35,197
142,176	LIC Housing Finance Ltd.	1,478,339
1,512	Linde India Ltd.	10,759
Shares		Value
INDIA (continued)
21,539	Mahindra & Mahindra Financial Services Ltd.	$112,901
2,251	Mahindra Holidays & Resorts India Ltd.	15,753
296	Mahindra Lifespace Developers Ltd.	2,034
208,274	Manappuram Finance Ltd.	302,553
13,303	Mangalore Refinery & Petrochemicals Ltd.(b)	27,628
63,113	Marico Ltd.	309,237
1,910,170	Marksans Pharma Ltd.	1,544,052
9,054	Max Financial Services Ltd.	92,313
11,396	Max Ltd.(b)	28,078
2,279	Max Ventures & Industries Ltd.(b)	3,718
14,107	Mcleod Russel India Ltd.	42,005
57,898	Mercator Ltd.	44,776
618	Merck Ltd.	10,491
2,158	Minda Industries Ltd.	16,122
38,260	MindTree Ltd.	288,630
339	Monsanto India Ltd.	13,531
95,603	Motherson Sumi Systems Ltd.(b)	596,311
11,049	Mphasis Ltd.	92,104
374	MRF Ltd.	394,809
26,185	Mundra Port and Special Economic Zone Ltd.(b)	133,388
11,659	Muthoot Finance Ltd.	71,462
21,915	Nagarjuna Fertilizers & Chemicals Ltd.(b)	6,473
54,633	National Aluminium Co. Ltd.	58,429
235	Navin Fluorine International Ltd.	11,473
7,379	Navneet Education Ltd.(b)	19,328
107,246	NCC Ltd.	159,127
297	NESCO Ltd.(b)	11,717
138,150	NHPC Ltd.	68,184
19,383	NIIT Technologies Ltd.	138,254
534	Nilkamal Ltd.	18,086
34,676	NOCIL Ltd.	57,218
471,407	NRB Bearings Ltd.(d)	885,583
8,471	Oberoi Realty Ltd.(b)	52,343
2,889	OCL India Ltd.(b)	45,477
13,423	Oil India Ltd.	68,263
19,289	OMAXE Ltd.	57,765
1,647	Oracle Financial Sevices Software Ltd.	91,083
20,314	Oriental Bank of Commerce	53,714
13,838	Page Industries Ltd.	3,126,650
13,240	Patel Engineering Ltd.(b)	19,820
12,131	PC Jeweller Ltd.	79,663
6,456	Persistent Systems Ltd.	58,779
51,330	Petronet LNG Ltd.	338,117
1,883	Pfizer Ltd.	50,861
7,094	Phillips Carbon Black Ltd.	46,784
270,857	Phoenix Mills Ltd. (The)	1,740,592
230,255	PI Industries Ltd.	3,114,330

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
INDIA (continued)
166,330	Pidilite Industries Ltd.	$1,861,096
4,584	Piramal Enterprises Ltd.(b)	177,884
14,053	Polaris Consulting & Services Ltd.(b)	44,662
1,665	Polyplex Corp. Ltd.	12,386
226,520	Port of Tauranga Ltd.(b)	639,224
420,543	Power Finance Corp. Ltd.	1,045,964
47,295	Prestige Estates Projects Ltd.(b)	173,395
1,310	Procter & Gamble Hygiene & Health Care Ltd.	150,056
101,946	PTC India Financial Services Ltd.	73,136
105,198	PTC India Ltd.	155,843
13,952	Punjab & Sind Bank	13,935
112,990	Punjab National Bank(b)	296,570
49,353	PVR Ltd.	1,237,546
11,659	Radico Khaitan Ltd.	22,274
102,878	Rain Industries Ltd.	179,273
23,629	Rajesh Exports Ltd.	225,969
8,005	Rallis India Ltd.	30,089
16,737	Ramco Cements Ltd. (The)(b)	178,818
21,528	Rashtriya Chemicals & Fertilizers Ltd.	28,228
4,423	Ratnamani Metals & Tubes Ltd.(b)	55,131
10,560	Raymond Ltd.	122,081
86,199	Redington India Ltd.	167,226
158,790	Reliance Communications Ltd.(b)	84,912
9,934	Reliance Infrastructure Ltd.	92,074
280,542	Reliance Power Ltd.(b)	213,252
2,134	Repco Home Finance Ltd.	25,498
38,166	Rolta India Ltd.(b)	35,983
4,768	RSWM Ltd.	32,916
393,233	Rural Electrification Corp. Ltd.(b)	1,238,137
4,516	Sangam India Ltd.	21,492
6,068	Sanghvi Movers Ltd.(b)	24,850
816	Sanofi India Ltd.	53,181
5,871	Sequent Scientific Ltd.(b)	11,431
463,976	SH Kelkar & Co. Ltd.(b)(d)	2,333,223
10,183	Shilpi Cable Technologies Ltd.	18,916
20,453	Shipping Corporation of India Ltd.(b)	25,642
2,527	Shoppers Stop Ltd.(b)	14,222
310	Shriram City Union Finance Ltd.	10,780
24,364	Shriram Transport Finance Co. Ltd.	393,373
13,529	Shyam Century Ferrous Ltd.(b)	1,661
3,021	Sical Logistics Ltd.(b)	12,013
2,703	Siemens Ltd.	55,146
1,002	Simplex Infrastructures Ltd.	6,306
220,328	Sintex Industries Ltd.(b)	387,535
456	Siyaram Silk Mills Ltd.(b)	11,961
15,463	SJVN Ltd.	8,401
1,544	SKF India Ltd.	40,957
Shares		Value
INDIA (continued)
910	SML ISUZU Ltd.	$18,774
17,881	Sobha Ltd.	102,997
1,625	Somany Ceramics Ltd.	18,640
9,823	Sona Koyo Steering Systems Ltd.	12,582
17,417	Sonata Software Ltd.	45,593
401,240	South Indian Bank Ltd. (The)	160,296
49,434	SREI Infrastructure Finance Ltd.	69,621
9,620	SRF Ltd.	264,898
13,529	Star Ferro and Cement Ltd.(b)(c)(d)	29,495
19,528	State Bank of India	87,956
142,693	Steel Authority of India Ltd.(b)	133,865
24,084	Sterlite Technologies Ltd.	55,015
158,720	Strides Shasun Ltd.	2,647,019
4,094	Sudarshan Chemical Industries	23,337
15,021	Sun TV Network Ltd.(b)	215,228
6,937	Sundram Fasteners Ltd.	43,226
6,028	Sunteck Realty Ltd.	41,961
331,190	Suprajit Engineering Ltd(d)	1,212,939
6,405	Supreme Industries Ltd.	108,356
8,752	Suven Life Sciences Ltd.	24,598
207,862	Suzlon Energy Ltd.(b)	66,562
516	Swaraj Engines Ltd.	14,584
88,434	Symphony Ltd.	1,977,839
123,729	Syngene International Ltd(b)	993,794
51,862	Syngene International Ltd.(b)	66,712
13,420	TAKE Solutions Ltd.	27,714
11,136	Tamil Nadu Newsprint & Papers Ltd.	51,396
13,597	Tata Chemicals Ltd.	138,823
4,668	Tata Communications Ltd.	52,322
2,224	Tata Elxsi Ltd.	52,274
75,981	Tata Power Co. Ltd.	99,568
159,297	Tata Steel Ltd.	1,112,454
90,649	Tata Tea Ltd.(b)	215,737
4,213	TCI Express Ltd.	30,355
111,593	Tech Mahindra Ltd.	723,282
2,576	Techno Electric & Engineering Co. Ltd.	15,633
2,619	Thermax Ltd.	41,994
20,275	Time Technoplast Ltd.	35,819
1,549	Timken India Ltd.	17,427
12,914	Titagarh Wagons Ltd.(b)	25,625
32,205	Titan Co. Ltd.(b)	235,417
111,098	Torrent Pharmaceuticals Ltd.	2,450,183
13,348	Torrent Power Ltd.(b)	47,153
8,427	Transport Corp. of India Ltd.	31,898
1,040	Trent Ltd.(b)	4,064
42,672	Trident Ltd.	55,222
22,115	Triveni Engineering & Industries Ltd.(b)	32,315
5,808	Triveni Turbine Ltd.	12,437
344	TTK Prestige Ltd.	33,534
23,147	Tube Investments of India Ltd.	242,912
77,904	TV18 Broadcast Ltd.(b)	50,620

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
INDIA (continued)
18,756	TVS Motor Co. Ltd.	$144,613
302	TVS Srichakra Ltd.(b)	18,923
70,495	UCO Bank(b)	45,422
12,393	Uflex Ltd.	71,463
2,581	Ufo Moviez India Ltd.	18,723
2,441	Unichem Laboratories Ltd.(b)	10,418
38,185	Union Bank of India	101,740
624,998	Unitech Ltd.(b)	54,893
6,122	United Breweries Ltd.	73,182
114,212	United Phosphorus Ltd.(b)	1,431,245
6,109	United Spirits Ltd.(b)	178,147
7,625	VA Tech Wabag Ltd.	79,723
17,091	Vakrangee Ltd.	90,901
8,288	Vardhman Textiles Ltd.(b)	167,287
437,454	Varun Beverages Ltd.(b)(d)	3,198,453
122,043	Vedanta Ltd.	462,048
624	Vesuvius India Ltd.	11,954
16,629	V-Guard Industries Ltd.	49,217
18,328	Videocon Industries Ltd.(b)	29,602
55,177	Vijaya Bank(b)	70,247
8,545	Vip Industries Ltd.	26,407
10,224	Voltas Ltd.	65,328
2,640	VRL Logistics Ltd.	13,627
629	VST Industries Ltd.	29,805
420	VST Tillers Tractors Ltd.(b)	13,000
368	WABCO India Ltd.	34,273
52,350	Welspun Corp. Ltd.	67,258
44,867	Welspun India Ltd.	66,502
8,145	West Coast Paper Mills Ltd.	25,234
2,827	Wockhardt Ltd.	31,592
35,865	Yes Bank Ltd.	908,890
59,727	Zee Entertainment Enterprises Ltd.	489,152
3,524	Zensar Technologies Ltd.	47,396
888	Zydus Wellness Ltd.	11,973
		104,360,127
INDONESIA — 0.5%
655,700	Ace Hardware Indonesia Tbk PT	45,996
4,853,200	Adaro Energy Tbk PT	646,292
242,553	Adhi Karya Persero Tbk PT	41,126
2,440,500	Agung Podomoro Land Tbk PT(b)	38,450
5,374,800	AKR Corporindo Tbk PT	2,731,958
4,399,900	Alam Sutera Realty Tbk PT(b)	114,875
2,617,729	Aneka Tambang Persero Tbk PT(b)	136,493
68,769,700	Arwana Citramulia Tbk PT(d)	2,811,875
28,100	Asahimas Flat Glass Tbk PT	14,441
101,000	Astra Agro Lestari Tbk PT	109,115
339,200	Asuransi Kresna Mitra Tbk PT(b)	15,142
31,750,200	Bakrie & Brothers Tbk PT(b)	119,102
9,876,000	Bakrie Telecom Tbk PT(b)	37,047
1,518,266	Bank Bukopin Tbk PT	71,761
Shares		Value
INDONESIA (continued)
1,031,716	Bank Danamon Indonesia Tbk PT	$376,183
2,672,350	Bank Pan Indonesia Tbk PT(b)	183,450
913,600	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	137,770
1,534,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	78,861
824,700	Bank Permata Tbk PT(b)	43,001
2,018,600	Bank Tabungan Negara Persero Tbk PT	348,322
141,100	Bank Tabungan Pensiunan Nasional Tbk PT	27,629
1,269,400	Barito Pacific Tbk PT(b)	299,993
54,000	Bayan Resources Tbk PT(b)(d)	27,549
500,000	Bekasi Fajar Industrial Estate Tbk PT	11,104
40,300	Blue Bird Tbk PT	11,852
806,900	Bumi Serpong Damai Tbk PT	108,362
582,300	Charoen Pokphand Indonesia Tbk PT	139,361
4,879,001	Ciputra Development Tbk PT	468,536
644,973	Citra Marga Nusaphala Persada Tbk PT(b)	67,744
936,900	Delta Dunia Makmur Tbk PT(b)	77,319
2,402,400	Elnusa Tbk PT	68,130
16,087,500	Express Transindo Utama Tbk PT(b)(d)	188,285
47,800	Fajar Surya Wisesa Tbk PT	16,389
870,500	Gajah Tunggal Tbk PT(b)	67,595
1,532,200	Garuda Indonesia Persero Tbk PT(b)	42,302
3,881,700	Global Mediacom Tbk PT	155,804
5,879,000	Hanson International Tbk PT(b)	61,309
1,043,600	Holcim Indonesia Tbk PT	70,466
420,600	Indah Kiat Pulp and Paper Corp. Tbk PT	65,635
365,600	Indika Energy Tbk PT(b)	24,686
101,500	Indo Tambangraya Megah Tbk PT	145,636
113,400	Indosat Tbk PT(b)	61,043
369,200	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	15,511
1,260,200	Intiland Development Tbk PT	41,600
1,762,000	Japfa Comfeed Indonesia Tbk PT	193,663
161,509	Jasa Marga Persero Tbk PT	56,223
168,400	Jaya Real Property Tbk PT	11,371
8,140,236	Kawasan Industri Jababeka Tbk PT(b)	201,536
1,235,800	Kmi Wire & Cable Tbk PT	57,483
893,500	Krakatau Steel Persero Tbk PT(b)	38,880
883,300	Kresna Graha Investama PT Tbk(b)	28,231
49,800	Link Net Tbk PT	20,176

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
INDONESIA (continued)
261,800	Lippo Cikarang Tbk PT(b)	$87,993
8,121,650	Lippo Karawaci Tbk PT	481,364
164,700	Malindo Feedmill Tbk PT(b)	15,075
103,000	Matahari Department Store Tbk PT	112,822
638,800	Matahari Putra Prima Tbk PT	45,290
18,022,675	Mayora Indah Tbk PT(d)	2,744,844
842,800	Medco Energi Internasional Tbk PT(b)	189,059
756,000	Media Nusantara Citra Tbk PT	103,511
131,300	Mitra Adiperkasa Tbk PT(b)	62,306
271,600	Mitra Keluarga Karyasehat Tbk PT	51,757
232,900	Mitra Pinasthika Mustika Tbk PT	15,726
8,108,800	MNC Investama Tbk PT(b)	73,003
115,500	Mnc Land Tbk PT	11,785
2,149,700	Modernland Realty Tbk PT(b)	45,481
2,224,900	Multipolar Tbk PT(b)	53,081
26,448,500	Nippon Indosari Corpindo Tbk PT(d)	3,254,223
3,181,300	Nusantara Infrastructure Tbk PT(b)	31,505
3,368,900	Pakuwon Jati Tbk PT	157,969
332,600	Pan Brothers Tbk PT	14,847
3,272,600	Panin Financial Tbk PT(b)	57,453
670,793	Pembangunan Perumahan Persero Tbk PT	160,036
1,267,800	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	132,687
398,800	Ramayana Lestari Sentosa Tbk PT	38,148
783,900	Salim Ivomas Pratama Tbk PT	37,345
253,800	Samindo Resources Tbk PT	16,185
9,309,200	Sarana Meditama Metropolitan Tbk PT(d)	1,822,868
13,408,900	Sawit Sumbermas Sarana Tbk PT	1,760,490
17,484,000	Selamat Sempurna Tbk PT(d)	1,600,306
546,100	Semen Indonesia Persero Tbk PT	361,567
3,065,800	Sentul City Tbk PT(b)	20,241
3,272,337	Siloam International Hospitals Tbk PT(b)(d)	3,363,419
117,500	Sinar Mas Agro Resources & Technology Tbk PT(b)	36,143
6,746,600	Sri Rejeki Isman Tbk PT	152,860
292,700	Sumber Alfaria Trijaya Tbk PT	12,517
1,209,000	Summarecon Agung Tbk PT	123,358
889,400	Surya Citra Media Tbk PT	190,838
1,475,000	Surya Semesta Internusa Tbk PT	80,783
101,900	Tambang Batubara Bukit Asam Persero Tbk PT	96,900
561,500	Tiga Pilar Sejahtera Food Tbk(b)	93,520
1,797,800	Timah Persero Tbk PT	127,460
Shares		Value
INDONESIA (continued)
586,900	Tiphone Mobile Indonesia Tbk PT	$45,353
291,400	Tower Bersama Infrastructure Tbk PT	127,893
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	3,657
1,281,200	Tunas Baru Lampung Tbk PT	122,074
539,500	Tunas Ridean Tbk PT	53,630
43,000	United Tractors Tbk PT	86,781
578,300	Vale Indonesia Tbk PT(b)	96,318
1,938,200	Visi Media Asia Tbk PT(b)	57,874
613,485	Waskita Karya Persero Tbk PT	110,003
364,100	Wijaya Karya Beton Tbk PT	20,214
320,700	Wijaya Karya Persero Tbk PT	57,023
903,700	XL Axiata Tbk PT(b)	217,637
		29,807,885
IRELAND — 1.5%
826,557	Allegion Plc	65,000,442
7,697,883	Bank of Ireland(b)	1,937,007
90,764	C&C Group Plc	374,418
8,890	DCC Plc	820,973
3,350	Endo International Plc(b)	38,090
5,572	FBD Holdings Plc(b)	49,467
643,235	Glanbia Plc	12,556,122
55,515	Grafton Group Plc - Units	536,038
144,023	Greencore Group Plc	425,309
23,429	Hibernia REIT plc	32,540
2,311	Horizon Pharma Plc(b)	35,543
16,165	IFG Group Plc(b)	29,054
23,450	Irish Continental Group Plc - Units	135,384
430	Kenmare Resources Plc(b)	1,546
12,297	Kingspan Group Plc(b)(e)	427,774
6,121	Kingspan Group Plc(e)	211,230
3,987	Mallinckrodt Plc(b)	187,070
11,096	Paddy Power Betfair Plc	1,236,488
107,448	Smurfit Kappa Group Plc(b)	2,878,092
4,022	Tarsus Group Plc	15,367
85,271	United Drug Plc(b)	825,011
14,014	Weatherford International Plc(b)	80,861
		87,833,826
ISLE OF MAN — 0.0%
19,921	GVC Holdings Plc	192,739
52,500	Paysafe Group Plc(b)	308,644
		501,383
ISRAEL — 1.5%
5,950	Airport City Ltd.(b)	78,703
931	Alrov Properties and Lodging	25,463
3,712	AudioCodes Ltd.(b)	24,331
28	Bayside Land Corp.	12,207
710,833	Check Point Software Technologies Ltd.(b)	73,933,740

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
ISRAEL (continued)
7,778	Clal Insurance Enterprise Holdings Ltd.(b)	$126,276
4,759	Compugen Ltd.(b)	19,105
9,651	Delek Automotive Systems Ltd.	84,737
1,216	Delek Group Ltd.	273,263
3,947	Delta-Galil Industries Ltd.	121,185
9,680	Direct Insurance Financial Investments Ltd.	92,262
56,421	El Al Israel Airlines	44,071
6,094	Elbit Systems Ltd.	726,037
905	Electra Ltd.	197,502
1	Electra Real Estate Ltd.(b)	1
1,009	Equital Ltd.(b)	27,770
0	Evogene Ltd.(b)	3
14,334	First International Bank of Israel Ltd.	236,278
3,036	Formula Systems 1985 Ltd.	118,194
9,837	Frutarom Industries Ltd.	578,248
1,135	Hadera Paper Ltd.(b)	52,240
43,055	Harel Insurance Investments & Financial Services Ltd.	229,196
850	Hilan Ltd.	14,929
360	Industrial Buildings Corp. Ltd.(b)	495
274,008	Israel Discount Bank Ltd. - Class A(b)	663,496
4,804	Jerusalem Oil Exploration(b)	279,077
4,100	Magic Software Enterprises Ltd.	32,150
16,429	Matrix IT Ltd.	154,909
1,459	Melisron Ltd.	79,547
15,752	Menora Mivtachim Holdings Ltd.	181,797
34,854	Migdal Insurance & Financial Holding Ltd.	34,356
76,835	Mizrahi Tefahot Bank Ltd.	1,241,053
7,596	Naphtha Israel Petroleum Corp. Ltd.(b)	61,202
736	Neto ME Holdings Ltd.	81,042
12,080	Nice Ltd.	827,169
7,762	Nova Measuring Instruments Ltd.(b)	154,306
391,918	Oil Refineries Ltd.	155,499
59,383	Orbotech Ltd.(b)	1,955,482
5,275	Partner Communications Co. Ltd.(b)	25,765
2,872	Paz Oil Co. Ltd.	468,490
14,145	Phoenix Holdings Ltd. (The)(b)	62,098
1,121	Plasson Industries Ltd.	38,256
1	Protalix Biotherapeutics, Inc.(b)	1
715	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	34,153
28,000	Sapiens International Corp NV(e)	332,080
1,316	Sapiens International Corp NV(e)	16,333
2,783,400	Sarine Technologies Ltd.(d)	3,825,021
Shares		Value
ISRAEL (continued)
68,879	Shikun & Binui Ltd.	$180,670
35,913	Shufersal Ltd.	176,995
6,039	Strauss Group Ltd.	106,013
3,075	Summit Real Estate Holdings Ltd.	22,873
3,108	Tower Semiconductor Ltd.(b)	68,326
6,295	Union Bank of Israel(b)	27,305
		88,301,700
ITALY — 0.4%
42,476	A2A SpA	63,157
5,983	ACEA SpA	86,093
14,575	Amplifon SpA	185,915
4,339	Anima Holding SpA	28,359
22,692	Ansaldo STS SpA	304,531
69,425	Arnoldo Mondadori Editore SpA(b)	137,864
5,010	Ascopiave SpA	19,767
27,975	Astaldi SpA	183,449
14,058	Autogrill SpA	159,872
10,738	Azimut Holding SpA	209,609
10,128	Banca Generali SpA	291,146
5,743	Banca IFIS SpA	247,732
30,322	Banca Mediolanum SpA	232,034
37,761	Banca Popolare di Sondrio SCPA	140,593
64,010	Banco BPM SpA	186,169
6,391	Banco di Desio e della Brianza SpA	17,474
17,479	BasicNet SpA	68,277
4,057	Biesse SpA	125,066
56,764	BPER Banca	310,402
3,590	Brembo SpA	282,149
21,385	Buzzi Unicem SpA	549,755
16,513	Cementir Holding SpA	99,472
15,644	Cerved Information Solutions SpA	167,002
163,542	CIR-Compagnie Industriali Riunite SpA	262,944
29,592	Credito Emiliano SpA	206,624
21,673	Credito Valtellinese SpA	78,380
4,557	Danieli & C Officine Meccaniche SpA	113,923
4,885	Datalogic SpA	133,989
36,080	Davide Campari-Milano SpA	426,819
9,415	De’ Longhi SpA	287,161
4,071	DiaSorin SpA	305,097
2,953	Ei Towers SpA	170,485
2,136	El.En. SpA	76,061
19,172	ERG SpA	238,078
5,852	Esprinet SpA	47,873
9,629	Eurotech SpA(b)	17,086
55,057	Falck Renewables SpA	68,070
5,591	Ferrari NV	420,534
39,751	Fincantieri SpA(b)	38,949
5,919	FinecoBank Banca Fineco SpA	42,103

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
ITALY (continued)
34,243	FNM SpA	$20,273
14,723	Geox SpA	39,806
46,449	Gruppo Editoriale L’Espresso SpA(b)	42,679
3,426	Gruppo Mutuionline SpA	45,045
51,774	Hera SpA	148,100
2,710	Immobiliare Grande Distribuzione SIIQ SpA REIT	2,427
57,566	IMMSI SpA	24,330
3,035	Industria Macchine Automatiche SpA	267,788
6,893	Infrastrutture Wireless Italiane SPA	38,143
128,806	Intek Group SpA(b)	34,376
7,391	Interpump Group SpA	196,042
61,258	Iren SpA	129,119
4,398	Italmobiliare SpA	246,244
69,111	Juventus Football Club SpA(b)	63,840
2,796	La Doria SpA	34,538
187,037	Leonardo SpA(b)	2,939,962
23,268	Maire Tecnimont SpA	92,462
1,779	Mariella Burani SpA(b)(c)(d)	0
6,331	MARR SpA	152,892
256,282	Mediaset SpA	1,047,997
124,699	Mediobanca SpA	1,198,742
13,734	Moncler SpA	339,004
48,389	Parmalat SpA	163,929
59,042	Piaggio & C SpA	122,198
7,438	Poste Italiane SpA	50,963
565	Prima Industrie SpA	15,774
35,489	Prysmian SpA	1,024,829
17,110	Recordati SpA	633,876
831	Reply SpA	145,648
29,208	Retelit SpA(b)	42,570
1,204	Sabaf SpA	17,142
1,494	SAES Getters SpA	29,212
5,932	Safilo Group SpA(b)	42,841
1,458,184	Saipem SpA(b)	628,371
38,779	Salini Impregilo SpA	131,964
150,998	Saras SpA	315,477
3,891	SAVE SpA/Tessera	92,271
2,467	Servizi Italia SpA	11,555
33,923	Societa Cattolica di Assicurazioni SCRL	301,346
34,431	Societa Iniziative Autostradali e Servizi SpA	346,928
10,691	Sogefi SpA(b)	54,944
11,520	SOL SpA	124,233
106,594	Terna Rete Elettrica Nazionale SpA	537,603
20,102	Tiscali SpA(b)	1,012
879	Tod’s SpA	67,934
6,610	Uni Land SpA(b)(c)(d)	0
109,383	Unione di Banche Italiane SpA	460,638
101,539	Unipol Gruppo Finanziario SpA	452,602
322,477	UnipolSai Assicurazioni SpA	741,189
Shares		Value
ITALY (continued)
7,876	Vittoria Assicurazioni SpA	$105,526
7,438	Yoox Net-A-Porter Group SpA(b)	197,694
3,856	Zignago Vetro SpA	31,839
		21,025,980
JAPAN — 5.0%
48,000	77 Bank Ltd. (The)	207,544
2,700	A&D Co. Ltd.	10,681
4,600	Achilles Corp.	73,864
2,600	Adastria Co. Ltd.	64,583
62,800	ADEKA Corp.	926,719
2,500	Advan Co. Ltd.	26,060
1,800	Advanex, Inc.	24,253
20,400	Advantest Corp.	380,824
1,200	Aeon Delight Co. Ltd.	36,600
2,200	Aeon Fantasy Co. Ltd.	57,884
4,700	Aeon Mall Co. Ltd.	79,813
11,700	Ahresty Corp.	116,921
3,900	Ai Holdings Corp.	95,930
5,900	Aica Kogyo Co. Ltd.	168,307
2,700	Aichi Bank Ltd. (The)	148,957
6,200	Aichi Corp.	45,773
5,500	Aichi Steel Corp.	215,115
1,600	Aichi Tokei Denki Co. Ltd.	53,465
11,400	Aida Engineering Ltd.	99,197
3,800	Ain Holdings, Inc.	263,162
43,000	Air Water, Inc.	827,791
4,700	Airport Facilities Co. Ltd.	24,623
15,000	Aisan Industry Co. Ltd.	134,694
11,000	Akebono Brake Industry Co. Ltd.(b)	35,129
44,000	Akita Bank Ltd. (The)	139,726
500	Albis Co. Ltd.	16,484
3,400	Alconix Corp.	59,719
5,900	Alinco, Inc.	52,080
3,100	Alpen Co. Ltd.	55,590
2,800	Alpha Corp.	50,537
10,600	Alpine Electronics, Inc.	154,139
6,600	Alps Logistics Co. Ltd.	44,997
800	Altech Corp.	26,015
24,900	Amada Holdings Co. Ltd.	295,740
10,100	Amano Corp.	215,636
500	Amiyaki Tei Co. Ltd.	18,749
3,700	Anest Iwata Corp.	32,527
1,200	Anicom Holdings, Inc.(b)	28,667
1,900	Anritsu Corp.	15,357
300	AOI Electronics Co. Ltd.	9,150
3,300	AOI TYO Holdings, Inc.	24,215
20,300	AOKI Holdings, Inc.	250,392
50,000	Aomori Bank Ltd. (The)	174,030
8,900	Aoyama Trading Co. Ltd.	317,757
7,000	Arakawa Chemical Industries Ltd.	123,768
2,500	Arata Corp.	67,616
15,800	Arcland Sakamoto Co. Ltd.	195,454

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
9,738	Arcs Co. Ltd.	$208,781
118,800	Ariake Japan Co. Ltd.	7,513,254
2,090	As One Corp.	92,524
3,100	Asahi Co. Ltd.	39,683
13,800	Asahi Diamond Industrial Co. Ltd.	105,844
4,350	Asahi Holdings, Inc.	81,049
9,400	Asahi Intecc Co. Ltd.	417,403
1,800	Asahi Kogyosha Co. Ltd.	49,572
23,000	Asahi Yukizai Corp.	47,867
24,000	Asanuma Corp.	69,971
2,300	Asax Co. Ltd.	32,537
33,000	Ashimori Industry Co. Ltd.	48,253
6,000	Asia Pile Holdings Corp.	32,671
10,300	Asics Corp.	182,115
2,400	ASKA Pharmaceutical Co. Ltd.	35,201
1,600	ASKUL Corp.	46,575
2,000	Asti Corp.	12,559
6,700	Asunaro Aoki Construction Co. Ltd.	49,345
1,000	Ateam, Inc.	26,284
10,200	Atom Corp.	66,338
19,300	Autobacs Seven Co. Ltd.	291,902
4,000	Avex Group Holdings, Inc.	58,776
57,000	Awa Bank Ltd. (The)	376,336
3,800	Axial Retailing, Inc.	145,387
9,300	Azbil Corp.	312,850
21,000	Bando Chemical Industries Ltd.	192,339
4,400	Bank of Iwate Ltd. (The)	179,987
22,000	Bank of Kochi Ltd. (The)	25,064
39,000	Bank of Kyoto Ltd. (The)	308,571
3,700	Bank of Nagoya Ltd. (The)	135,752
6,600	Bank of Okinawa Ltd. (The)	254,586
41,000	Bank of Saga Ltd. (The)	109,235
9,500	Bank of the Ryukyus Ltd.	130,899
2,200	Belc Co. Ltd.	97,887
1,300	Bell System24 Holdings, Inc.	12,408
29,400	Belluna Co. Ltd.	269,538
1,100	Benefit One, Inc.	33,599
3,500	Benesse Holdings, Inc.	105,651
8,700	Bic Camera, Inc.	86,551
72,800	BML, Inc.	1,588,245
1,400	Bookoff Corp.	9,846
2,800	Broadleaf Co. Ltd.	18,160
22,400	Bunka Shutter Co. Ltd.	172,207
1,200	C Uyemura & Co. Ltd.	62,866
900	Can Do Co. Ltd.	13,644
1,600	Canon Electronics, Inc.	29,768
12,000	Canon Marketing Japan, Inc.	252,756
5,300	Capcom Co. Ltd.	114,296
3,400	Carlit Holdings Co. Ltd.	17,355
12,900	Casio Computer Co. Ltd.	181,798
3,700	Cawachi Ltd.	97,184
109,000	Central Glass Co. Ltd.	471,298
900	Central Security Patrols Co. Ltd.	14,016
1,300	Central Sports Co. Ltd.	38,601
Shares		Value
JAPAN (continued)
12,100	Chiba Kogyo Bank Ltd. (The)	$69,686
1,300	Chino Corp.	14,414
4,000	Chiyoda Co. Ltd.	99,789
3,700	Chiyoda Integre Co. Ltd.	81,451
3,800	Chori Co. Ltd.	67,734
11,700	Chubu Shiryo Co. Ltd.	138,437
60,000	Chuetsu Pulp & Paper Co. Ltd.	127,562
150,500	Chugai Mining Co. Ltd.(b)	35,102
4,000	Chugai Ro Co. Ltd.	7,786
24,800	Chugoku Bank Ltd. (The)	367,968
23,000	Chugoku Marine Paints Ltd.	170,011
3,200	Chukyo Bank Ltd. (The)	66,885
4,600	Ci:z Holdings Co. Ltd.	134,936
71,100	Citizen Watch Co. Ltd.	471,342
15,000	CKD Corp.	187,710
21,000	Clarion Co. Ltd.	83,265
7,000	Cleanup Corp.	50,549
3,000	CMIC Holdings Co. Ltd.	38,753
12,900	CMK Corp.(b)	84,824
25,117	Coca-Cola Bottlers Japan, Inc.	746,920
2,290	Cocokara Fine, Inc.	108,260
4,500	COLOPL Inc.	41,538
6,400	Colowide Co. Ltd.	105,064
6,100	Computer Engineering & Consulting Ltd.	113,983
16,300	COMSYS Holdings Corp.	310,281
4,500	CONEXIO Corp.	68,908
3,300	COOKPAD, Inc.	26,258
16,500	Cosmo Energy Holdings Co. Ltd.	261,543
1,500	Cosmos Pharmaceutical Corp.	303,700
4,100	Create Restaurants Holdings, Inc.	33,212
5,400	Create SD Holdings Co. Ltd.	126,819
30,100	Credit Saison Co. Ltd.	547,862
700	CROOZ, Inc.(b)	21,507
4,700	CTI Engineering Co. Ltd.	46,041
12,000	CyberAgent, Inc.	372,460
3,900	D.A. Consortium Holdings, Inc.	49,644
43,000	Dai Nippon Toryo Co. Ltd.	98,363
9,100	Daibiru Corp.	83,918
6,000	Dai-Dan Co. Ltd.	58,776
17,000	Daido Kogyo Co. Ltd.	43,158
11,600	Daido Metal Co. Ltd.	103,435
148,000	Daido Steel Co. Ltd.	824,472
11,200	Daifuku Co. Ltd.	283,027
10,000	Daihatsu Diesel Manufacturing Co. Ltd.	64,499
30,000	Daihen Corp.	190,267
34,000	Daiho Corp.	165,616
13,000	Daiichi Jitsugyo Co. Ltd.	81,633
1,000	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,634
1,500	Dai-ichi Seiko Co. Ltd.	22,041
6,600	Daiichikosho Co. Ltd.	286,261
4,600	Daiken Corp.	87,151

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
19,000	Daiki Aluminium Industry Co. Ltd.	$89,993
2,300	Daikoku Denki Co. Ltd.	33,115
400	Daikokutenbussan Co. Ltd.	19,125
86,000	Daikyo, Inc.	178,982
4,800	Daikyonishikawa Corp.	60,928
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	266,239
37,000	Daio Paper Corp.	468,993
2,100	Daisan Bank Ltd. (The)	31,987
4,910	Daiseki Co. Ltd.	109,454
64,000	Daishi Bank Ltd. (The)	256,632
57,000	Daito Bank Ltd. (The)	84,880
3,760	Daito Pharmaceutical Co. Ltd.	77,173
118,000	Daiwabo Holdings Co. Ltd.	414,945
495,120	DCM Holdings Co. Ltd.	4,312,729
6,500	DeNA Co. Ltd.	139,184
191,000	Denka Co. Ltd.	983,485
5,700	Denyo Co. Ltd.	83,551
8,200	Descente Ltd.	99,525
5,400	Dexerials Corp.(b)	48,538
37,400	DIC Corp.	1,330,262
1,400	Digital Arts, Inc.	38,870
1,900	Dip Corp.	41,980
23,000	DKS Co. Ltd.	93,259
3,500	DMG Mori Co. Ltd.	57,708
4,000	Doshisha Co. Ltd.	80,843
5,674	Doutor Nichires Holdings Co. Ltd.	120,326
71,000	Dowa Holdings Co. Ltd.	528,639
400	DSB Co. Ltd.	2,246
3,200	DTS Corp.	83,879
2,300	Dunlop Sports Co. Ltd.	21,355
2,000	Dynic Corp.	3,445
7,900	Eagle Industry Co. Ltd.	111,688
48,400	Ebara Corp.	1,474,035
1,400	Ebara Jitsugyo Co. Ltd.	17,997
1,100	Eco’s Co Ltd/Japan	11,417
48,400	EDION Corp.	471,952
700	eGuarantee, Inc.	15,303
10,400	Ehime Bank Ltd. (The)	131,545
8,000	Eidai Co. Ltd.	36,744
41,000	Eighteenth Bank Ltd. (The)	125,786
1,900	Eiken Chemical Co. Ltd.	52,155
2,800	Elecom Co. Ltd.	57,871
700	Elematec Corp.	11,083
2,600	Endo Lighting Corp.	20,968
1,100	Enigmo, Inc.(b)	19,291
3,000	en-japan, Inc.	66,661
1,900	Enplas Corp.	51,900
5,500	EPS Holdings Inc.	72,429
4,800	Es-Con Japan Ltd.	16,793
4,200	ESPEC Corp.	50,826
2,300	Excel Co. Ltd.	30,268
15,200	Exedy Corp.	414,514
Shares		Value
JAPAN (continued)
5,200	Ezaki Glico Co. Ltd.	$273,819
5,800	F@N Communications, Inc.	46,202
3,000	FALCO HOLDINGS Co. Ltd.	41,175
231,000	FCC Co. Ltd.	4,401,381
35,680	Feed One Co. Ltd.	66,255
12,000	Ferrotec Holdings Corp.	142,633
26,400	FIDEA Holdings Co. Ltd.	49,496
2,900	Fields Corp.	32,545
9,300	Financial Products Group Co. Ltd.	80,757
8,500	FJ Next Co. Ltd.	72,514
11,400	Foster Electric Co. Ltd.	190,213
2,200	FP Corp.	104,597
5,400	France Bed Holdings Co. Ltd.	45,390
7,100	F-Tech, Inc.	85,346
9,400	Fudo Tetra Corp.	15,431
3,700	Fuji Co. Ltd.	91,641
10,600	Fuji Corp. Ltd.	69,415
151,000	Fuji Electric Co. Ltd.	827,638
13,000	Fuji Kiko Co. Ltd.	69,971
12,000	Fuji Kyuko Co. Ltd.	109,800
13,800	Fuji Oil Co. Ltd.	44,442
9,600	Fuji Oil Holdings, Inc.	225,026
2,200	Fuji Pharma Co. Ltd.	71,541
5,800	Fuji Seal International, Inc.	138,087
3,800	Fuji Soft, Inc.	100,254
4,000	Fujibo Holdings, Inc.	109,083
2,700	Fujicco Co. Ltd.	61,739
10,700	Fujikura Kasei Co. Ltd.	63,159
170,000	Fujikura Ltd.	1,276,430
1,200	Fujikura Rubber Ltd.	7,298
2,200	Fujimi, Inc.	42,411
3,700	Fujimori Kogyo Co. Ltd.	115,838
13,000	Fujita Kanko, Inc.	41,749
19,100	Fujitec Co. Ltd.	226,167
6,200	Fujitsu Frontech Ltd.	85,763
8,000	Fujitsu General Ltd.	169,724
12,000	Fujiya Co. Ltd.	27,558
7,000	FuKoKu Co. Ltd.	57,206
10,000	Fukuda Corp.	88,630
43,000	Fukui Bank Ltd. (The)	105,692
1,300	Fukui Computer Holdings, Inc.	34,087
68,000	Fukuoka Financial Group, Inc.	309,881
74,000	Fukushima Bank Ltd. (The)	58,417
3,100	Fukushima Industries Corp.	109,984
28,000	Fukuyama Transporting Co. Ltd.	170,298
6,300	FULLCAST Holdings Co. Ltd.	62,392
2,000	Fumakilla Ltd.	13,761
3,600	Funai Soken Holdings, Inc.	69,174
44,000	Furukawa Co. Ltd.	84,862
31,300	Furukawa Electric Co. Ltd.	1,266,320
7,200	Furuno Electric Co. Ltd.	44,049
4,000	Furusato Industries Ltd.	59,206
3,500	Fuso Chemical Co. Ltd.	109,419

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
1,100	Fuso Pharmaceutical Industries Ltd.	$28,251
27,500	Futaba Industrial Co. Ltd.	229,670
3,200	Future Corp.	24,831
8,900	Fuyo General Lease Co. Ltd.	415,160
500	G-7 Holdings, Inc.	10,397
2,000	Gakken Holdings Co. Ltd.	55,080
8,000	Gecoss Corp.	86,979
1,300	Genki Sushi Co. Ltd.	25,318
800	Genky Stores, Inc.	20,467
10,000	Geo Holdings Corp.	110,428
2,100	Gfoot Co. Ltd.	14,223
700	Giken Ltd.	16,276
2,500	GLOBERIDE, Inc.	43,328
14,500	Glory Ltd.	486,477
6,400	GMO Internet, Inc.	75,956
1,600	GMO Payment Gateway, Inc.	71,765
3,400	Godo Steel Ltd.	50,020
2,280	Goldcrest Co. Ltd.	40,497
110,000	GS Yuasa Corp.	509,172
24,000	GSI Creos Corp.	31,002
8,300	G-Tekt Corp.	146,306
31,900	GungHo Online Entertainment, Inc.	71,541
48,300	Gunma Bank Ltd. (The)	259,102
48,000	Gunze Ltd.	194,196
3,500	Gurunavi, Inc.	70,298
7,200	H.I.S. Co. Ltd.	171,676
23,735	H2O Retailing Corp.	402,202
59,500	Hachijuni Bank Ltd. (The)	351,209
1,600	Hagihara Industries, Inc.	38,064
700	Hagiwara Electric Co. Ltd.	14,104
3,500	Hakudo Co. Ltd.	51,805
4,800	Hakuto Co. Ltd.	51,240
6,600	Hamakyorex Co. Ltd.	138,365
9,800	Haneda Zenith Holdings Co. Ltd.	23,121
247,000	Hanwa Co. Ltd.	1,750,437
7,000	Happinet Corp.	115,353
5,000	Hard Off Corp. Co. Ltd.	47,589
1,600	Harima Chemicals Group, Inc.	10,808
2,400	Harmonic Drive Systems, Inc.	75,461
50,900	Haseko Corp.	580,801
24,260	Hazama Ando Corp.	172,578
34,631	Heiwa Corp.	891,909
5,500	Heiwa Real Estate Co. Ltd.	87,625
18,000	Heiwado Co. Ltd.	386,078
15,800	Hibiya Engineering Ltd.	232,872
3,870	Hiday Hidaka Corp.	81,722
1,600	Hikari Tsushin, Inc.	153,577
4,700	HI-LEX Corp.	116,114
3,200	Hiramatsu, Inc.	18,659
200	Hirata Corp.	15,788
104,000	Hiroshima Bank Ltd. (The)	448,746
18,900	Hitachi Capital Corp.	462,688
11,000	Hitachi Kokusai Electric, Inc.	246,692
Shares		Value
JAPAN (continued)
2,300	Hitachi Maxell Ltd.(b)	$45,412
68,200	Hitachi Metals Ltd.	955,014
19,900	Hitachi Transport System Ltd.	422,903
51,500	Hitachi Zosen Corp.	298,906
8,700	Hochiki Corp.	112,072
1,000	Hodogaya Chemical Co. Ltd.	30,993
130,100	Hogy Medical Co. Ltd.	8,356,277
12,800	Hokkaido Electric Power Co., Inc.	92,893
25,000	Hokkan Holdings Ltd.	114,600
10,000	Hokko Chemical Industry Co. Ltd.	42,880
34,000	Hokkoku Bank Ltd. (The)	127,490
7,400	Hokuetsu Bank Ltd. (The)	181,224
7,100	Hokuetsu Industries Co. Ltd.	62,035
43,500	Hokuetsu Kishu Paper Co. Ltd.	303,203
5,900	Hokuhoku Financial Group, Inc.	92,622
17,000	Hokuriku Electric Industry Co. Ltd.	20,283
9,600	Hokuriku Electric Power Co.	88,702
3,400	Hokuriku Electrical Construction Co. Ltd.	26,413
2,500	Hokuto Corp.	46,916
7,300	H-One Co. Ltd.	106,349
3,320	Honeys Holdings Co. Ltd.	33,416
9,600	Hoosiers Holdings	55,288
7,700	Horiba Ltd.	453,815
1,800	Hosokawa Micron Corp.	66,122
4,600	House Foods Group, Inc.	102,254
3,300	Howa Machinery Ltd.	21,965
44,000	Hyakugo Bank Ltd. (The)	177,618
26,000	Hyakujushi Bank Ltd. (The)	86,064
39,300	Ibiden Co. Ltd.	690,989
7,600	IBJ Leasing Co. Ltd.	165,124
400	Ichibanya Co. Ltd.	12,900
9,900	Ichigo Group Holdings Co. Ltd.(b)	28,774
6,000	Ichiken Co., Ltd.	22,606
19,000	Ichikoh Industries Ltd.	99,027
7,300	ICHINEN Holdings Co. Ltd.	77,600
4,500	Ichiyoshi Securities Co. Ltd.	35,806
4,300	Idec Corp.	47,291
7,200	IDOM, Inc.	37,784
66,000	IHI Corp.(b)	223,799
46,400	Iino Kaiun Kaisha Ltd.	191,469
4,580	IJT Technology Holdings Co. Ltd.	25,884
2,600	Imagica Robot Holdings, Inc.	16,093
5,200	Imasen Electric Industrial	49,166
3,500	Inaba Denki Sangyo Co. Ltd.	127,159
13,200	Inabata & Co. Ltd.	163,054
5,600	Inageya Co. Ltd.	80,276
3,300	Ines Corp.	30,817
1,980	I-Net Corp.	22,611
3,000	Infocom Corp.	52,505

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
9,900	Infomart Corp.	$59,413
2,300	Information Services International-Dentsu Ltd.	50,488
2,400	Innotech Corp.	13,930
1,400	Intage Holdings, Inc.	26,235
7,500	Internet Initiative Japan, Inc.	137,049
1,100	Inui Warehouse Co. Ltd.	8,999
1,000	I-O Data Device, Inc.	10,253
1,500	Iriso Electronics Co. Ltd.	94,864
5,000	Ise Chemicals Corp.	21,081
49,000	Iseki & Co. Ltd.	100,659
14,400	Ishihara Sangyo Kaisha Ltd.(b)	140,932
2,700	Istyle, Inc.	21,823
11,000	Ito En Ltd.	398,654
26,200	Itochu Enex Co. Ltd.	218,343
9,200	Itochu Techno-Solutions Corp.	267,809
1,300	Itochu-Shokuhin Co. Ltd.	54,344
14,000	Itoham Yonekyu Holdings, Inc.	129,482
16,200	Itoki Corp.	102,744
3,100	IwaiCosmo Holdings, Inc.	29,700
23,000	Iwasaki Electric Co. Ltd.	34,044
32,000	Iwatani Corp.	188,598
27,200	Iyo Bank Ltd. (The)	193,005
7,500	Izumi Co. Ltd.	375,420
4,600	Izutsuya Co. Ltd.(b)	18,528
13,900	J Trust Co. Ltd.	107,858
42,500	J. Front Retailing Co. Ltd.	611,908
1,500	JAC Recruitment Co. Ltd.	23,023
38,000	Jaccs Co. Ltd.	162,942
900	Jalux, Inc.	20,684
1,900	Jamco Corp.	44,281
6,100	Janome Sewing Machine Co. Ltd.	42,518
4,000	Japan Airport Terminal Co. Ltd.	138,865
7,400	Japan Asia Group Ltd.(b)	25,292
13,000	Japan Aviation Electronics Industry Ltd.	177,726
157,700	Japan Display, Inc.(b)	356,496
600	Japan Drilling Co. Ltd.(b)	11,486
1,900	Japan Lifeline Co. Ltd.	38,128
1,500	Japan Material Co. Ltd.	24,571
3,900	Japan Medical Dynamic Marketing, Inc.	26,869
900	Japan Property Management Center Co., Ltd.	10,609
42,000	Japan Pulp & Paper Co. Ltd.	145,808
5,600	Japan Radio Co. Ltd.	72,490
13,700	Japan Securities Finance Co. Ltd.	72,018
17,800	Japan Steel Works Ltd. (The)	285,503
24,000	Japan Transcity Corp.	101,404
20,000	Japan Wool Textile Co. Ltd. (The)	156,806
6,000	JBCC Holdings, Inc.	43,597
1,000	JCU Corp.	29,827
6,000	Jeol Ltd.	29,495
Shares		Value
JAPAN (continued)
41,900	Jimoto Holdings, Inc.	$74,422
1,500	JINS, Inc.	80,736
3,600	JK Holdings Co. Ltd.	21,476
7,000	JMS Co. Ltd.	20,785
2,800	Joban Kosan Co. Ltd.	43,906
3,400	J-Oil Mills, Inc.	132,065
18,000	Joshin Denki Co. Ltd.	191,666
8,500	JP-Holdings, Inc.	23,180
5,400	JSP Corp.	125,948
35,100	JSR Corp.	641,073
3,200	Juki Corp.	36,744
23,000	Juroku Bank Ltd. (The)	73,039
3,300	Justsystems Corp.	39,579
64,900	JVC Kenwood Corp.	172,911
34,400	kabu.com Securities Co. Ltd.	108,623
1,000	Kabuki-Za Co. Ltd.	46,199
2,900	Kadokawa Dwango Corp.(b)	40,115
10,500	Kaga Electronics Co. Ltd.	194,129
1,400	Kagome Co. Ltd.	38,116
14,700	Kakaku.com, Inc.	211,912
3,800	Kaken Pharmaceutical Co. Ltd.	225,324
1,000	Kameda Seika Co. Ltd.	45,481
13,800	Kamei Corp.	152,020
27,000	Kamigumi Co. Ltd.	245,113
1,800	Kanaden Corp.	17,439
5,000	Kanagawa Chuo Kotsu Co. Ltd.	32,025
7,600	Kanamoto Co. Ltd.	205,894
99,000	Kandenko Co. Ltd.	984,005
98,000	Kaneka Corp.	771,868
1,300	Kaneko Seeds Co. Ltd.	16,665
220,000	Kanematsu Corp.	447,993
1,800	Kanematsu Electronics Ltd.	48,344
2,400	Kansai Urban Banking Corp.	29,861
7,400	Kanto Denka Kogyo Co. Ltd.	65,121
4,400	Kappa Create Co. Ltd.(b)	50,049
11,900	Kasai Kogyo Co. Ltd.	147,529
5,000	Katakura & Co-op Agri Corp.	10,899
2,600	Kato Sangyo Co. Ltd.	63,813
5,200	Kato Works Co. Ltd.	135,184
2,400	KAWADA Technologies, Inc.	155,443
2,300	Kawai Musical Instruments Manufacturing Co. Ltd.	48,197
674,000	Kawasaki Kisen Kaisha Ltd.(b)	1,771,536
41,000	Keihan Holdings Co. Ltd.	257,825
15,900	Keihanshin Building Co. Ltd.	91,000
13,000	Keihin Co. Ltd. (The)	17,959
30,200	Keihin Corp.	474,368
40,000	Keiyo Bank Ltd. (The)	174,030
7,800	Keiyo Co. Ltd.	46,391
27,100	Kenedix, Inc.	124,955
2,600	Kenko Mayonnaise Co. Ltd.	65,656
4,700	Kewpie Corp.	119,487
1,825	KEY Coffee, Inc.	36,099
2,000	KFC Holdings Japan Ltd.	34,914
21,000	Kinden Corp.	317,802
500	Kinki Sharyo Co. Ltd. (The)(b)	11,088

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
14,000	Kintetsu Department Store Co. Ltd.(b)	$43,956
5,800	Kintetsu World Express, Inc.	89,959
5,900	Kitagawa Iron Works Co. Ltd.	113,898
1,600	Kitamura Co. Ltd.	10,076
2,600	Kita-Nippon Bank Ltd. (The)	74,985
21,000	Kitano Construction Corp.	56,892
7,900	Kito Corp.	82,419
34,300	Kitz Corp.	240,000
24,000	Kiyo Bank Ltd. (The)	374,613
7,300	Koa Corp.	123,768
22,000	Koatsu Gas Kogyo Co. Ltd.	145,844
6,600	Kobayashi Pharmaceutical Co. Ltd.	345,764
1,000	Kobe Bussan Co. Ltd.	36,824
116,400	Kobe Steel Ltd.(b)	1,033,739
9,600	Kohnan Shoji Co. Ltd.	185,412
1,300	Kohsoku Corp.	12,840
3,000	Koike Sanso Kogyo Co. Ltd.	7,804
700	Kokusai Co. Ltd.	5,306
13,800	Kokuyo Co. Ltd.	179,255
800	KOMAIHALTEC, Inc.	14,999
3,400	Komatsu Wall Industry Co. Ltd.	62,373
11,200	Komeri Co. Ltd.	274,688
3,000	Konaka Co. Ltd.	16,039
6,300	Kondotec, Inc.	51,994
7,400	Konishi Co.Ltd.	94,462
10,700	Konoike Transport Co. Ltd.	145,514
5,100	Kosaido Co. Ltd.(b)	17,248
500	Koshidaka Holdings Co. Ltd.	12,348
3,400	Kotobuki Spirits Co. Ltd.	91,653
2,000	Kourakuen Holdings Corp.	32,115
25,000	Krosaki Harima Corp.	97,331
4,200	KRS Corp.	94,983
19,356	K’s Holdings Corp.	372,448
2,000	KU Holdings Co. Ltd.	16,937
47,000	Kumagai Gumi Co. Ltd.	126,486
12,067	Kumiai Chemical Industry Co. Ltd.	69,604
2,100	Kura Corp.	86,468
73,000	Kurabo Industries Ltd.	163,059
5,700	Kureha Corp.	252,595
2,100	Kurimoto Ltd.	41,407
8,100	Kurita Water Industries Ltd.	208,976
900	Kuriyama Holdings Corp.	13,386
10,500	Kuroda Electric Co. Ltd.	218,995
2,000	Kusuri No Aoki Holdings Co. Ltd.	86,387
111,000	KYB Corp.	547,656
38,000	Kyodo Printing Co. Ltd.	125,786
6,700	Kyoei Steel Ltd.	108,306
10,800	Kyokuto Kaihatsu Kogyo Co. Ltd.	178,167
1,400	Kyokuto Securities Co. Ltd.	20,848
1,600	Kyokuyo Co. Ltd.	42,126
6,500	KYORIN Holdings, Inc.	135,977
Shares		Value
JAPAN (continued)
2,840	Kyoritsu Maintenance Co. Ltd.	$82,926
400	Kyoritsu Printing Co. Ltd.	1,234
18,000	Kyosan Electric Manufacturing Co. Ltd.	73,308
3,500	Kyowa Electronic Instruments Co. Ltd.	14,662
22,700	Kyowa Exeo Corp.	342,918
2,700	Kyowa Leather Cloth Co. Ltd.	21,411
7,000	Kyudenko Corp.	200,628
125,940	Kyushu Financial Group, Inc.	784,053
5,600	Laox Co. Ltd.(b)	26,826
7,000	Lasertec Corp.	91,115
1,200	LEC, Inc.	23,973
78,600	Leopalace21 Corp.	417,414
2,400	Life Corp.	63,792
5,600	Lifull Co. Ltd.	39,284
3,800	Link and Motivation, Inc.	22,873
8,000	Lintec Corp.	176,111
400	M&A Capital Partners Co. Ltd.(b)	17,977
3,700	Mabuchi Motor Co. Ltd.	208,773
10,450	Macnica Fuji Electronics Holdings, Inc.	148,301
10,000	Maeda Corp.	92,039
2,400	Maeda Kosen Co. Ltd.	31,541
36,000	Maeda Road Construction Co. Ltd.	663,324
45,000	Makino Milling Machine Co. Ltd.	400,449
4,100	Mamezou Holdings Co. Ltd.	32,145
2,300	Mandom Corp.	109,146
1,800	Mani, Inc.	46,520
7,700	Marubun Corp.	48,283
34,000	Marudai Food Co. Ltd.	155,551
4,000	Marufuji Sheet Piling Co. Ltd.	9,294
11,700	Maruha Nichiro Corp.	334,286
6,900	Marui Group Co. Ltd.	94,455
2,400	Maruichi Steel Tube Ltd.	68,033
7,800	Marusan Securities Co. Ltd.	61,294
2,900	Maruwa Co. Ltd.	103,539
2,000	Maruyama Manufacturing Co., Inc.	32,007
20,000	Maruzen Showa Unyu Co. Ltd.	78,762
6,400	Marvelous, Inc.	53,106
2,900	Matsuda Sangyo Co. Ltd.	38,840
7,700	Matsui Construction Co. Ltd.	66,242
16,400	Matsui Securities Co. Ltd.	133,583
7,200	Matsumotokiyoshi Holdings Co. Ltd.	361,050
700	Matsuya Foods Co. Ltd.	26,468
6,000	Max Co. Ltd.	87,733
2,400	Maxvalu Nishinihon Co. Ltd.	35,093
3,700	Maxvalu Tokai Co. Ltd.	63,429
4,400	MCJ Co. Ltd.	50,759
31,590	Mebuki Financial Group, Inc.	123,838
2,900	MEC Co. Ltd.	31,114

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
17,500	Medipal Holdings Corp.	$289,482
1,400	Megachips Corp.(b)	36,885
97,062	Megmilk Snow Brand Co. Ltd.	2,895,099
45,000	Meidensha Corp.	164,297
7,800	Meiko Electronics Co. Ltd.(b)	60,315
2,600	Meiko Network Japan Co. Ltd.	33,889
12,000	Meisei Industrial Co. Ltd.	68,248
6,000	Meitec Corp.	259,161
13,200	Meiwa Corp.	49,023
1,400	Menicon Co. Ltd.	43,642
500	Metawater Co. Ltd.	13,052
45,000	Michinoku Bank Ltd. (The)	75,488
4,400	Micronics Japan Co. Ltd.	38,208
1,000	Mie Bank Ltd. (The)	20,839
4,300	Mie Kotsu Group Holdings, Inc.	14,465
5,900	Mikuni Corp.	22,864
1,237	Milbon Co. Ltd.	59,811
6,700	Mimasu Semiconductor Industry Co. Ltd.	103,678
6,300	Minato Bank Ltd. (The)	119,473
27,072	MINEBEA MITSUMI, Inc.	391,236
2,900	Ministop Co. Ltd.	55,464
72,200	Miraca Holdings, Inc.	3,329,069
16,940	Mirait Holdings Corp.	175,972
2,300	Miroku Jyoho Service Co. Ltd.	43,596
8,500	Misawa Homes Co. Ltd.	78,614
450,000	MISUMI Group, Inc.	8,521,642
6,400	Mitani Corp.	199,507
6,000	Mitsuba Corp.	113,460
9,700	Mitsubishi Gas Chemical Co., Inc.	207,270
14,000	Mitsubishi Logistics Corp.	180,848
38,400	Mitsubishi Materials Corp.	1,141,924
11,800	Mitsubishi Nichiyu Forklift Co. Ltd.	72,086
13,900	Mitsubishi Paper Mills Ltd.(b)	95,638
2,100	Mitsubishi Pencil Co. Ltd.	116,421
1,000	Mitsubishi Research Institute, Inc.	28,975
2,800	Mitsubishi Shokuhin Co. Ltd.	89,545
24,000	Mitsubishi Steel Manufacturing Co. Ltd.	50,164
74,600	Mitsubishi UFJ Lease & Finance Co. Ltd.	389,479
13,000	Mitsuboshi Belting Ltd.	124,665
43,000	Mitsui Engineering & Shipbuilding Co. Ltd.	65,961
9,100	Mitsui High-Tec, Inc.	86,204
14,000	Mitsui Home Co. Ltd.	84,647
2,100	Mitsui Matsushima Co. Ltd.	26,750
230,000	Mitsui Mining & Smelting Co. Ltd.	775,779
315,000	Mitsui Osk Lines Ltd.	963,579
2,200	Mitsui Sugar Co. Ltd.	54,213
41,000	Mitsui-Soko Holdings Co. Ltd.	120,637
18,000	Miyaji Engineering Group, Inc.	34,716
Shares		Value
JAPAN (continued)
43,000	Miyazaki Bank Ltd. (The)	$131,922
18,000	Miyoshi Oil & Fat Co. Ltd.	22,283
25,000	Mizuno Corp.	129,177
27,464	Mochida Pharmaceutical Co. Ltd.	2,069,501
4,300	Modec, Inc.	90,532
30,200	Monex Group, Inc.	75,585
600	Monogatari Corp. (The)	26,966
4,700	Monotaro Co. Ltd.	152,837
900	Moresco Corp.	15,065
5,200	Morinaga & Co. Ltd.	245,831
347,000	Morinaga Milk Industry Co. Ltd.	2,739,269
8,400	Morita Holdings Corp.	122,750
2,400	Mory Industries, Inc.	48,140
3,000	Mr Max Corp.	12,541
6,200	MTI Ltd.	35,317
1,900	Mugen Estate Co. Ltd.	14,096
219,500	Musashi Seimitsu Industry Co. Ltd.	5,387,325
2,000	Musashino Bank Ltd. (The)	58,130
18,500	Nabtesco Corp.	524,423
5,100	NAC Co. Ltd.	43,463
46,000	Nachi-Fujikoshi Corp.	245,113
800	Nafco Co. Ltd.	12,724
1,800	Nagaileben Co. Ltd.	41,466
3,500	Nagano Bank Ltd.	62,480
1,700	Nagano Keiki Co. Ltd.	10,858
36,300	Nagase & Co. Ltd.	525,898
5,000	Nagatanien Holdings Co. Ltd.	63,422
22,000	Nakabayashi Co. Ltd.	52,496
2,500	Nakanishi, Inc.	98,228
2,500	Nakano Corp.	14,645
3,800	Nakayama Steel Works Ltd.	23,998
40,000	Nankai Electric Railway Co. Ltd.	196,636
5,100	Nanto Bank Ltd. (The)	192,837
1,100	Natori Co. Ltd.	18,502
900	NDS Co. Ltd.	23,090
4,700	NEC Capital Solutions Ltd.	75,891
10,300	NEC Networks & System Integration Corp.	215,194
11,000	NET One Systems Co. Ltd.	100,354
75,300	NHK Spring Co. Ltd.	839,631
18,000	Nice Holdings, Inc.	25,028
38,000	Nichias Corp.	387,926
6,000	Nichiban Co. Ltd.	46,719
5,900	Nichiha Corp.	185,243
14,000	Nichii Gakkan Co.	106,122
10,150	Nichi-Iko Pharmaceutical Co. Ltd.	157,429
51,311	Nichirei Corp.	1,277,309
18,000	Nichireki Co. Ltd.	155,658
1,200	Nichirin Co. Ltd.	22,369
293,200	Nifco, Inc.	14,623,835
900	Nihon Chouzai Co. Ltd.	31,568
5,500	Nihon Dempa Kogyo Co. Ltd.	39,767

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
2,300	Nihon Eslead Corp.	$30,619
14,900	Nihon House Holdings Co. Ltd.	63,222
8,700	Nihon Kohden Corp.	196,750
247,800	Nihon M&A Center, Inc.	8,469,325
14,500	Nihon Nohyaku Co. Ltd.	93,003
12,000	Nihon Parkerizing Co. Ltd.	154,044
2,800	Nihon Plast Co. Ltd.	34,361
1,100	Nihon Tokushu Toryo Co. Ltd.	16,745
600	Nihon Trim Co. Ltd.	20,049
15,300	Nihon Unisys Ltd.	214,385
3,000	Nihon Yamamura Glass Co. Ltd.	5,033
19,300	Nikkiso Co. Ltd.	196,852
17,900	Nikkon Holdings Co. Ltd.	374,298
274,288	Nikon Corp.	3,912,249
2,000	Nippi, Inc.	15,124
31,000	Nippo Corp.	596,780
4,000	Nippon Air Conditioning Services Co. Ltd.	24,651
17,000	Nippon Carbide Industries Co. Inc.	25,010
31,000	Nippon Chemical Industrial Co. Ltd.	63,404
300	Nippon Chemiphar Co. Ltd.	13,833
7,500	Nippon Concrete Industries Co. Ltd.	23,548
19,205	Nippon Denko Co. Ltd.	58,575
8,000	Nippon Densetsu Kogyo Co. Ltd.	158,242
107,000	Nippon Electric Glass Co. Ltd.	663,261
376,000	Nippon Express Co. Ltd.	2,064,248
2,300	Nippon Fine Chemical Co. Ltd.	19,436
15,500	Nippon Flour Mills Co. Ltd.	232,344
5,400	Nippon Gas Co. Ltd.	155,255
7,500	Nippon Hume Corp.	45,683
202,000	Nippon Kayaku Co. Ltd.	2,757,964
900	Nippon Kinzoku Co. Ltd.	11,481
1,300	Nippon Kodoshi Corp.	11,242
9,400	Nippon Koei Co. Ltd.	251,960
21,000	Nippon Koshuha Steel Co. Ltd.	15,447
346,900	Nippon Light Metal Holdings Co. Ltd.	774,865
57,700	Nippon Paper Industries Co. Ltd.	1,090,593
37,600	Nippon Parking Development Co. Ltd.	48,571
4,700	Nippon Piston Ring Co. Ltd.	100,514
15	Nippon Prologis REIT, Inc. REIT	31,716
4,000	Nippon Rietec Co. Ltd.	41,803
30,000	Nippon Road Co. Ltd. (The)	134,559
4,000	Nippon Seisen Co. Ltd.	24,436
9,000	Nippon Sharyo Ltd.(b)	23,817
5,200	Nippon Sheet Glass Co. Ltd.(b)	40,443
6,000	Nippon Shokubai Co. Ltd.	403,140
13,200	Nippon Signal Co. Ltd.	126,464
32,000	Nippon Soda Co. Ltd.	173,384
Shares		Value
JAPAN (continued)
9,748	Nippon Steel & Sumikin Bussan Corp.	$400,938
51,100	Nippon Suisan Kaisha Ltd.	246,160
8,000	Nippon Thompson Co. Ltd.	43,561
3,600	Nippon Valqua Industries Ltd.	61,424
640,000	Nippon Yusen KK(b)	1,286,028
32,800	Nipro Corp.	497,259
73,000	Nishimatsu Construction Co. Ltd.	371,303
3,500	Nishimatsuya Chain Co. Ltd.	37,206
19,200	Nishi-Nippon Financial Holdings, Inc.	182,915
28,000	Nishi-Nippon Railroad Co. Ltd.	118,305
3,900	Nishio Rent All Co. Ltd.	117,901
24,300	Nissan Shatai Co. Ltd.	228,449
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	40,045
1,200	Nissei ASB Machine Co. Ltd.	30,830
11,000	Nissei Build Kogyo Co. Ltd.	54,568
1,500	Nissei Plastic Industrial Co. Ltd.	14,290
4,500	Nissha Printing Co. Ltd.	111,900
6,800	Nisshin Fudosan Co. Ltd.	38,430
44,000	Nisshin Oillio Group Ltd. (The)	260,507
8,824	Nisshin Steel Co. Ltd.	107,812
59,000	Nisshinbo Holdings, Inc.	602,835
28,000	Nissin Corp.	94,192
84,800	Nissin Electric Co. Ltd.	1,002,614
55,817	Nissin Foods Holdings Co. Ltd.	3,194,550
19,400	Nissin Kogyo Co. Ltd.	333,094
3,200	Nitta Corp.	90,424
1,900	Nitta Gelatin, Inc.	12,562
2,600	Nittetsu Mining Co. Ltd.	138,542
80,000	Nitto Boseki Co. Ltd.	404,037
10,800	Nitto Kogyo Corp.	155,497
2,600	Nitto Kohki Co. Ltd.	60,618
12,000	Nitto Seiko Co. Ltd.	49,303
13,100	Nittoc Construction Co. Ltd.	52,647
3,200	Noda Corp.	25,204
1,200	Noevir Holdings Co. Ltd.	49,410
393,669	NOF Corp.	4,435,508
2,700	Nohmi Bosai Ltd.	37,469
6,500	Nojima Corp.	96,968
43,900	NOK Corp.	1,043,991
5,000	Nomura Co. Ltd.	95,582
58,300	Nomura Real Estate Holdings, Inc.	984,785
2,100	Noritake Co. Ltd.	56,308
3,800	Noritsu Koki Co. Ltd.	29,214
6,600	Noritz Corp.	128,418
62,900	North Pacific Bank Ltd.	239,807
1,000	Nozawa Corp.	10,191
4,100	NS Solutions Corp.	89,742
46,000	NS United Kaiun Kaisha Ltd.	98,210
3,100	NSD Co. Ltd.	50,501
46,000	NTN Corp.	233,972
8,400	NTT Urban Development Corp.	75,730

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
400	Nuflare Technology, Inc.	$21,207
2,600	Obara Group, Inc.	118,717
14,900	Obayashi Road Corp.	90,757
1,800	Odelic Co. Ltd.	63,135
27,000	Oenon Holdings, Inc.	59,825
49,000	Ogaki Kyoritsu Bank Ltd. (The)	142,857
4,500	Ohashi Technica, Inc.	55,667
900	Ohsho Food Service Corp.	33,546
7,245	Oiles Corp.	131,609
46,000	Oita Bank Ltd. (The)	177,852
11,100	Okabe Co. Ltd.	99,474
8,000	Okamoto Industries, Inc.	86,692
9,000	Okamoto Machine Tool Works Ltd.	12,918
11,900	Okamura Corp.	105,256
7,000	Okasan Securities Group, Inc.	40,754
3,200	Okinawa Cellular Telephone Co.	104,346
2,125	Okinawa Electric Power Co., Inc. (The)	51,831
18,000	OKK Corp.	18,731
40,000	OKUMA Corp.	418,749
24,000	Okumura Corp.	148,338
26,000	Okura Industrial Co. Ltd.	123,149
10,000	Okuwa Co. Ltd.	105,674
2,600	ONO Sokki Co. Ltd.	18,519
2,400	Onoken Co. Ltd.	33,242
26,000	Onward Holdings Co. Ltd.	193,353
4,800	Open House Co. Ltd.	117,723
3,400	OPT Holding, Inc.	32,391
1,800	Optex Group Co. Ltd.	49,895
9,000	Organo Corp.	41,256
36,200	Orient Corp.	64,623
10,000	Origin Electric Co. Ltd.	28,257
8,100	Osaka Organic Chemical Industry Ltd.	93,589
24,000	Osaka Soda Co. Ltd.	108,939
16,000	Osaki Electric Co. Ltd.	129,895
12,500	OSG Corp.	257,345
12,200	OSJB Holdings Corp.	28,783
5,000	OUG Holdings, Inc.	11,662
1,600	Outsourcing Inc.	61,359
24,900	Pacific Industrial Co. Ltd.	349,572
31,000	Pacific Metals Co. Ltd.(b)	100,668
2,950	Pack Corp. (The)	83,095
1,400	PAL Group Holdings Co. Ltd.	37,212
5,850	PALTAC Corp.	172,653
8,000	PanaHome Corp.	88,773
35,299	Paramount Bed Holdings Co. Ltd.	1,480,357
4,500	Parco Co. Ltd.	46,827
81,450	Park24 Co. Ltd.	2,100,639
3,000	Pasco Corp.	9,634
1,900	Pasona Group, Inc.	14,113
11,900	PC Depot Corp.	59,887
Shares		Value
JAPAN (continued)
4,100	Pegasus Sewing Machine Manufacturing Co. Ltd.	$31,630
57,100	Penta-Ocean Construction Co. Ltd.	288,893
400	PeptiDream, Inc.(b)	23,934
700	PIA Corp.	18,261
20,100	Pigeon Corp.	622,068
6,200	Pilot Corp.	251,671
6,600	Piolax, Inc.	151,686
141,100	Pioneer Corp.(b)	254,417
3,500	Plenus Co. Ltd.	73,281
2,600	Pocket Card Co. Ltd.	16,023
62,000	Press Kogyo Co. Ltd.	300,336
4,000	Pressance Corp.	46,217
6,000	Prestige International, Inc.	53,878
15,000	Prima Meat Packers Ltd.	69,163
2,300	Proto Corp.	30,123
6,400	PS Mitsubishi Construction Co. Ltd.	24,400
3,700	Qol Co. Ltd.	50,517
17,400	Raito Kogyo Co. Ltd.	172,946
20,000	Rasa Industries Ltd.	24,759
1,300	Raysum Co. Ltd.	11,918
2,300	Relia, Inc.	22,716
19,000	Relo Group, Inc.	311,908
2,000	Renesas Easton Co. Ltd.	10,388
111,840	Rengo Co. Ltd.	676,207
452,500	Resorttrust, Inc.	7,785,557
3,000	Rheon Automatic Machinery Co. Ltd.	28,742
10,000	Ricoh Leasing Co. Ltd.	323,839
4,800	Right On Co. Ltd.	41,207
2,900	Riken Corp.	126,822
6,500	Riken Keiki Co. Ltd.	96,443
19,000	Riken Technos Corp.	91,016
900	Riken Vitamin Co. Ltd.	33,990
3,000	Ringer Hut Co. Ltd.	61,494
17,500	Riso Kagaku Corp.	307,849
8,500	Riso Kyoiku Co. Ltd.	60,238
1,800	Rock Field Co. Ltd.	28,710
11,400	Rohto Pharmaceutical Co. Ltd.	212,609
1,400	Rokko Butter Co. Ltd.	30,380
1,300	Roland DG Corp.	38,892
1,700	Rorze Corp.	34,221
43,000	Round One Corp.	367,221
6,300	Royal Holdings Co. Ltd.	123,485
1,500	RVH Inc.(b)	9,123
68,000	Ryobi Ltd.	298,901
6,000	Ryoden Trading Co. Ltd.	37,946
8,400	Ryosan Co. Ltd.	274,662
1,800	S Foods, Inc.	56,111
1,700	Sac’s Bar Holdings, Inc.	18,956
22,000	Saibu Gas Co. Ltd.	50,720
4,700	Saizeriya Co. Ltd.	131,967
28,000	Sakai Chemical Industry Co. Ltd.	95,950

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
14,000	Sakai Heavy Industries Ltd.	$38,430
1,800	Sakai Moving Service Co. Ltd.	52,397
1,800	Sakai Ovex Co. Ltd.	28,274
9,300	Sakata INX Corp.	131,314
2,100	Sakata Seed Corp.	66,217
5,100	SAMTY Co. Ltd.	50,645
2,300	San-A Co. Ltd.	104,606
31,000	San-Ai Oil Co. Ltd.	263,072
42,000	Sanden Holdings Corp.(b)	130,361
1,100	Sanei Architecture Planning Co. Ltd.	15,098
21,750	Sangetsu Corp.	383,588
40,800	San-In Godo Bank Ltd. (The)	331,597
38,000	Sanken Electric Co. Ltd.(b)	174,532
6,600	Sanki Engineering Co. Ltd.	57,075
800	Sanko Metal Industrial Co. Ltd.	21,565
3,900	Sankyo Co. Ltd.	135,918
11,000	Sankyo Tateyama, Inc.	160,843
52,000	Sankyu, Inc.	330,729
14,600	Sanoh Industrial Co. Ltd.	104,515
4,600	Sanoyas Holdings Corp.	11,513
1,100	Sanrio Co. Ltd.	20,100
1,800	Sansei Technologies, Inc.	16,050
6,800	Sanshin Electronics Co. Ltd.	80,276
30,800	Sanwa Holdings Corp.	310,279
3,800	Sanyo Chemical Industries Ltd.	170,442
11,000	Sanyo Denki Co. Ltd.	90,684
2,000	Sanyo Electric Railway Co. Ltd.	10,316
2,400	Sanyo Housing Nagoya Co. Ltd.	21,766
8,000	Sanyo Industries Ltd.	14,066
60,000	Sanyo Special Steel Co. Ltd.	329,939
2,100	Sanyo Trading Co. Ltd.	39,089
13,000	Sapporo Holdings Ltd.	363,265
1,500	SATO Holdings Corp.	34,245
2,700	Sato Shoji Corp.	20,927
4,100	Satori Electric Co. Ltd.	29,902
7,800	Sawada Holdings Co. Ltd.	70,251
33,292	Sawai Pharmaceutical Co. Ltd.	1,818,778
35,000	SAXA Holdings, Inc.	66,248
112,480	SBI Holdings, Inc.	1,558,929
8,500	SBS Holdings, Inc.	61,305
1,900	Scala, Inc.	13,772
2,400	SCREEN Holdings Co. Ltd.	174,174
5,800	Scroll Corp.	18,575
800	SCSK Corp.	32,187
18,800	Sega Sammy Holdings, Inc.	252,466
800	Seibu Electric Industry Co. Ltd.	16,578
18,000	Seika Corp.	56,353
11,400	Seikitokyu Kogyo Co. Ltd.	61,359
54,000	Seiko Holdings Corp.	224,768
38,300	Seino Holdings Co. Ltd.	443,555
13,400	Seiren Co. Ltd.	198,821
6,600	Sekisui Plastics Co. Ltd.	48,194
29,500	Senko Group Holdings Co. Ltd.	192,124
2,000	Senshu Electric Co. Ltd.	36,080
92,420	Senshu Ikeda Holdings, Inc.	389,660
Shares		Value
JAPAN (continued)
8,800	Senshukai Co. Ltd.	$64,495
13,000	Septeni Holdings Co. Ltd.	45,364
55,800	Seria Co. Ltd.	2,502,803
70,200	Seven Bank Ltd.	235,522
1,200	Shibaura Electronics Co. Ltd.	28,451
11,000	Shibaura Mechatronics Corp.	27,037
17,000	Shibusawa Warehouse Co. Ltd. (The)	52,155
5,100	Shibuya Corp.	135,695
1,400	Shidax Corp.	5,300
42,000	Shiga Bank Ltd. (The)	219,278
44,000	Shikibo Ltd.	52,891
20,000	Shikoku Bank Ltd. (The)	57,591
14,000	Shikoku Chemicals Corp.	160,126
8,100	Shikoku Electric Power Co., Inc.	97,294
6,900	Shima Seiki Manufacturing Ltd.	250,065
12,749	Shimachu Co. Ltd.	294,722
1,800	Shimizu Bank Ltd. (The)	55,788
3,100	Shin Nippon Air Technologies Co. Ltd.	40,879
32,000	Shinagawa Refractories Co. Ltd.	86,692
7,000	Shindengen Electric Manufacturing Co. Ltd.	32,465
20,700	Shinko Electric Industries Co. Ltd.	147,811
12,700	Shinko Plantech Co. Ltd.	94,901
18,000	Shinmaywa Industries Ltd.	151,621
8,400	Shinnihon Corp.	66,009
2,800	Shinoken Group Co. Ltd.	52,220
2,200	Shinsho Corp.	49,398
900	Shinwa Co. Ltd.	15,243
8,800	Ship Healthcare Holdings, Inc.	236,588
3,000	Shizuki Electric Co., Inc.	17,762
27,900	Shizuoka Gas Co. Ltd.	189,462
7,000	Shochiku Co. Ltd.	79,812
800	Shoei Co. Ltd.	22,211
3,000	Shoei Foods Corp.	67,549
1,000	Showa Aircraft Industry Co. Ltd.	10,854
24,600	Showa Corp.(b)	209,643
26,200	Showa Denko KK(b)	500,144
32,000	Showa Sangyo Co. Ltd.	171,375
118,900	Showa Shell Sekiyu KK	1,148,736
3,200	Siix Corp.	127,598
3,000	Sinanen Holdings Co. Ltd.	59,933
31,000	Sinfonia Technology Co. Ltd.	86,764
2,600	Sinko Industries Ltd.	40,397
1,400	SK-Electronics Co. Ltd.	14,882
107,200	SKY Perfect JSAT Holdings, Inc.	491,403
2,800	Skylark Co. Ltd.	42,349
17,000	SMK Corp.	58,560
2,800	SMS Co. Ltd.	74,524
12,400	Sodick Co. Ltd.	120,802
1,200	Softbank Technology Corp.	42,575
3,200	Sogo Medical Co. Ltd.	126,019

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
2,400	Sohgo Security Services Co. Ltd.	$104,741
315,700	Sojitz Corp.	801,463
1,700	Soken Chemical & Engineering Co. Ltd.	22,052
30,000	Sotetsu Holdings, Inc.	139,403
18,500	Sparx Group Co. Ltd.	34,519
700	SPK Corp.	16,031
5,000	Square Enix Holdings Co. Ltd.	143,978
300	ST Corp.	4,774
3,000	St. Marc Holdings Co. Ltd.	91,366
5,600	Star Micronics Co. Ltd.	93,689
4,900	Starts Corp., Inc.	108,440
2,200	Starzen Co. Ltd.	89,007
3,200	Stella Chemifa Corp.	84,453
1,300	Studio Alice Co. Ltd.	27,534
2,700	Sugi Holdings Co. Ltd.	133,940
2,700	Sugimoto & Co. Ltd.	37,324
44,600	Sumco Corp.	779,775
4,800	Sumida Corp.	57,312
7,000	Suminoe Textile Co. Ltd.	15,573
104,000	Sumitomo Bakelite Co. Ltd.	667,988
8,900	Sumitomo Densetsu Co. Ltd.	102,593
67,800	Sumitomo Forestry Co. Ltd.	1,036,995
144,000	Sumitomo Heavy Industries Ltd.	1,003,705
126,500	Sumitomo Mitsui Construction Co. Ltd.	137,309
355,474	Sumitomo Osaka Cement Co. Ltd.	1,543,390
7,000	Sumitomo Precision Products Co. Ltd.	22,794
1,980	Sumitomo Real Estate Sales Co. Ltd.	63,765
19,100	Sumitomo Riko Co. Ltd.	194,470
37,900	Sumitomo Rubber Industries Ltd.	681,333
3,800	Sumitomo Seika Chemicals Co. Ltd.	161,920
7,500	Sun Frontier Fudousan Co. Ltd.	65,530
2,200	Suncall Corp.	10,598
3,600	Sun-Wa Technos Corp.	39,367
9,590	Suzuken Co. Ltd.	317,014
42,000	SWCC Showa Holdings Co. Ltd.(b)	30,895
1,700	Systena Corp.	29,204
7,000	T&K Toka Co. Ltd.	68,948
3,200	T. Hasegawa Co. Ltd.	62,120
29,000	T. RAD Co. Ltd.	86,109
3,240	Tachibana Eletech Co. Ltd.	39,673
6,700	Tachi-S Co. Ltd.	128,380
40,000	Tadano Ltd.	515,990
4,000	Taihei Dengyo Kaisha Ltd.	39,758
360,300	Taiheiyo Cement Corp.	1,199,115
9,600	Taiho Kogyo Co. Ltd.	125,646
6,000	Taikisha Ltd.	149,415
700	Taiko Pharmaceutical Co. Ltd.	11,630
Shares		Value
JAPAN (continued)
300	Taisei Lamick Co., Ltd.(b)	$7,802
3,000	Taiyo Holdings Co. Ltd.	134,021
38,500	Taiyo Yuden Co. Ltd.	469,356
2,400	Takaoka Toko Co. Ltd.	36,406
17,700	Takara Holdings, Inc.	189,742
13,600	Takara Leben Co. Ltd.	63,928
11,000	Takara Standard Co. Ltd.	182,453
5,200	Takasago International Corp.	173,061
134,900	Takasago Thermal Engineering Co. Ltd.	2,088,696
18,000	Takashima & Co. Ltd.	31,648
115,000	Takashimaya Co. Ltd.	1,058,444
3,100	Take And Give Needs Co. Ltd.	25,640
1,300	Takeei Corp.	11,522
5,700	Takeuchi Manufacturing Co. Ltd.	101,089
8,000	Takihyo Co. Ltd.	32,366
14,000	Takiron Co. Ltd.	71,083
33,000	Takisawa Machine Tool Co. Ltd.	48,845
9,000	Takuma Co. Ltd.	93,411
6,800	Tama Home Co. Ltd.	38,613
1,900	Tamron Co. Ltd.	35,537
34,000	Tamura Corp.	163,176
1,950	Tanseisha Co. Ltd.	17,388
20,500	Tatsuta Electric Wire and Cable Co. Ltd.	100,960
18,000	Tayca Corp.	118,035
10,700	TBK Co. Ltd.	47,993
600	Techno Medica Co. Ltd.	10,668
51,600	Teijin Ltd.	999,367
12,000	Tekken Corp.	35,524
13,200	Temp Holdings Co. Ltd.	248,429
900	T-Gaia Corp.	15,525
7,900	THK Co. Ltd.	203,462
22,566	TIS, Inc.	568,629
6,300	Toa Corp.(b)	115,856
6,000	Toa Corp.	51,455
58,000	Toa Oil Co. Ltd.	70,240
22,000	Toa Road Corp.	68,087
1,400	Toabo Corp.	6,907
42,250	Toagosei Co. Ltd.	496,122
56,100	Tobishima Corp.	84,546
500	Tobu Store Co. Ltd.	12,940
17,100	TOC Co. Ltd.	155,392
2,200	Tocalo Co. Ltd.	59,305
40,000	Tochigi Bank Ltd. (The)	190,895
37,000	Toda Corp.	228,356
3,000	Toda Kogyo Corp.	7,051
20,000	Toei Co. Ltd.	173,133
21,000	Toenec Corp.	111,146
59,000	Toho Bank Ltd. (The)	216,470
4,000	Toho Co. Ltd.	98,892
557,477	Toho Gas Co. Ltd.	3,985,729
6,900	Toho Holdings Co. Ltd.	149,791
5,000	Toho Titanium Co. Ltd.	33,864

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
68,000	Toho Zinc Co. Ltd.	$300,731
26,000	Tohoku Bank Ltd. (The)	35,685
15,000	Tokai Carbon Co. Ltd.	65,665
2,400	Tokai Corp.	88,594
19,000	TOKAI Holdings Corp.	146,239
12,000	Tokai Lease Co. Ltd.	22,391
14,500	Tokai Rika Co. Ltd.	269,383
20,000	Tokai Tokyo Financial Holdings, Inc.	101,189
700	Token Corp.	55,385
3,084	Tokushu Tokai Paper Co. Ltd.	113,705
54,000	Tokuyama Corp.(b)	265,943
12,550	Tokyo Century Corp.	432,312
22,200	Tokyo Dome Corp.	205,122
1,100	Tokyo Electron Device Ltd.	15,650
7,000	Tokyo Energy & Systems, Inc.	58,901
2,600	Tokyo Individualized Educational Institute, Inc.	30,274
40,000	Tokyo Keiki, Inc.	83,247
11,300	Tokyo Ohka Kogyo Co. Ltd.	365,939
4,000	Tokyo Rakutenchi Co. Ltd.	18,767
5,300	Tokyo Rope Manufacturing Co. Ltd.	81,063
2,500	Tokyo Sangyo Co. Ltd.	10,070
6,800	Tokyo Seimitsu Co. Ltd.	210,756
27,500	Tokyo Steel Manufacturing Co. Ltd.	205,001
25,300	Tokyo Tatemono Co. Ltd.	345,201
27,000	Tokyo Tekko Co. Ltd.	102,938
18,000	Tokyo Theaters Co., Inc.	24,059
6,275	Tokyo Ty Financial Group, Inc.	182,382
17,000	Tokyotokeiba Co. Ltd.	39,345
12,500	Tokyu Construction Co. Ltd.	101,929
170,800	Tokyu Fudosan Holdings Corp.	931,567
27,000	Toli Corp.	89,859
2,800	Tomato Bank Ltd.	39,560
1,100	Tomen Devices Corp.	22,015
7,300	Tomoe Corp.	22,396
1,300	Tomoe Engineering Co. Ltd.	20,851
41,000	Tomoku Co. Ltd.	126,522
26,700	TOMONY Holdings, Inc.	141,793
11,800	Tomy Co. Ltd.	117,497
17,000	Tonami Holdings Co. Ltd.	58,408
8,100	Topcon Corp.	142,926
18,600	Toppan Forms Co. Ltd.	187,543
8,100	Topre Corp.	215,734
7,200	Topy Industries Ltd.	196,026
4,000	TORIDOLL Holdings Corp.	96,344
2,500	Torii Pharmaceutical Co. Ltd.	60,776
5,000	Torishima Pump Manufacturing Co. Ltd.	46,558
12,100	Tosei Corp.	85,533
32,000	Toshiba Machine Co. Ltd.	132,909
11,000	Toshiba Plant Systems & Services Corp.	178,901
46,000	Toshiba TEC Corp.(b)	240,987
Shares		Value
JAPAN (continued)
1,000	Tosho Co. Ltd.	$42,969
72,000	Tosoh Corp.	676,241
5,900	Totetsu Kogyo Co. Ltd.	170,688
800	Tottori Bank Ltd. (The)	12,652
94,000	Towa Bank Ltd. (The)	97,816
5,500	Towa Corp.	93,250
3,300	Towa Pharmaceutical Co. Ltd.	164,593
23,700	Toyo Construction Co. Ltd.	85,254
600	Toyo Denki Seizo KK	8,838
16,000	Toyo Engineering Corp.(b)	39,901
89,000	Toyo Ink SC Holdings Co. Ltd.	437,515
2,600	Toyo Kohan Co. Ltd.	9,306
2,100	Toyo Machinery & Metal Co. Ltd.	13,074
16,000	Toyo Securities Co. Ltd.	38,322
21,700	Toyo Seikan Group Holdings Ltd.	363,046
95,253	Toyo Suisan Kaisha Ltd.	3,571,720
700	Toyo Tanso Co. Ltd.	11,152
32,200	Toyo Tire & Rubber Co. Ltd.	564,998
20,000	Toyo Wharf & Warehouse Co. Ltd.	31,218
544,000	Toyobo Co. Ltd.	961,364
36,000	Toyoda Gosei Co. Ltd.	954,941
9,200	Toyota Boshoku Corp.	194,357
5,100	TPR Co. Ltd.	171,792
1,200	Trancom Co. Ltd.	60,283
3,000	Transcosmos, Inc.	72,043
5,200	Trusco Nakayama Corp.	118,717
7,500	TS Tech Co. Ltd.	196,658
47,000	Tsubakimoto Chain Co.	412,765
8,000	Tsubakimoto Kogyo Co. Ltd.	28,921
7,000	Tsudakoma Corp.(b)	10,863
3,100	Tsukada Global Holdings, Inc.	16,268
6,800	Tsukishima Kikai Co. Ltd.	73,200
20,833	Tsukuba Bank Ltd.	59,990
5,000	Tsukui Corp.	28,347
8,800	Tsumura & Co.	284,584
1,200	Tsurumi Manufacturing Co. Ltd.	17,482
7,000	TTK Co. Ltd.	31,523
2,400	Tv Tokyo Holdings Corp.	52,446
106,840	UACJ Corp.	283,693
267,800	Ube Industries Ltd.	622,204
4,600	Uchida Yoko Co. Ltd.	105,638
6,000	Ueki Corp.	13,456
2,500	UKC Holdings Corp.	45,548
7,200	Ulvac, Inc.	337,798
18,500	Unipres Corp.	391,159
2,600	United Arrows Ltd.	80,466
9,300	United Super Markets Holdings, Inc.	90,435
62,000	Unitika Ltd.(b)	50,612
4,700	Universal Entertainment Corp.	140,821
5,000	Unizo Holdings Co. Ltd.	127,517
8,600	U-Shin Ltd.(b)	59,558
2,100	UT Group Co. Ltd.(b)	27,278

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
JAPAN (continued)
8,800	Utoc Corp.	$34,024
600	V Technology Co. Ltd.	92,092
9,500	Valor Holdings Co. Ltd.	227,028
2,200	Vector, Inc.	30,511
1,200	VIA Holdings, Inc.	11,809
1,400	Village Vanguard Co. Ltd.	13,224
11,200	Vital KSK Holdings, Inc.	98,662
16,200	VT Holdings Co. Ltd.	82,399
23,000	Wacoal Holdings Corp.	291,330
33,000	Wakachiku Construction Co. Ltd.	43,220
4,000	Wakita & Co. Ltd.	46,109
7,600	Warabeya Nichiyo Co. Ltd.	187,281
2,700	WATAMI Co. Ltd.	32,335
600	Weathernews, Inc.	20,130
6,680	Welcia Holdings Co. Ltd.	215,126
5,900	West Holdings Corp.	41,495
1,000	Wowow, Inc.	33,146
6,500	Xebio Holdings Co. Ltd.	108,047
1,000	Y.A.C. Co. Ltd.	12,155
4,000	Yachiyo Industry Co. Ltd.	48,083
6,000	Yahagi Construction Co. Ltd.	53,393
600	Yakuodo Co. Ltd.	16,389
11,200	YAMABIKO Corp.	133,325
371,778	Yamada Denki Co. Ltd.	1,951,022
42,000	Yamagata Bank Ltd. (The)	188,006
51,000	Yamaguchi Financial Group, Inc.	564,557
7,000	Yamaichi Electronics Co. Ltd.	90,989
45,000	Yamanashi Chuo Bank Ltd. (The)	198,610
5,100	Yamatane Corp.	72,331
2,600	Yamato Corp.	12,198
800	Yamaya Corp.	11,691
100	Yamazawa Co. Ltd.	1,570
12,300	Yamazen Corp.	116,518
1,200	Yaoko Co. Ltd.	46,504
700	Yashima Denki Co. Ltd.	4,094
4,700	Yellow Hat Ltd.	108,019
10,100	Yokogawa Bridge Holdings Corp.	124,851
133,300	Yokogawa Electric Corp.	2,057,944
22,300	Yokohama Reito Co. Ltd.	225,251
42,500	Yokohama Rubber Co. Ltd. (The)	833,034
1,000	Yokowo Co. Ltd.	12,030
1,400	Yondoshi Holdings, Inc.	33,331
8,300	Yorozu Corp.	126,948
2,700	Yoshinoya Holdings Co. Ltd.	44,106
6,800	Yuasa Trading Co. Ltd.	196,726
27,000	Yuken Kogyo Co. Ltd.	53,285
2,700	Yumeshin Holdings Co. Ltd.	18,795
15,000	Yurtec Corp.	93,653
8,000	Yusen Logistics Co. Ltd.	76,143
900	Yushiro Chemical Industry Co. Ltd.	11,311
Shares		Value
JAPAN (continued)
3,000	Zenkoku Hosho Co. Ltd.	$108,455
2,400	Zenrin Co. Ltd.	45,147
14,300	Zensho Holdings Co. Ltd.	244,758
52,000	Zeon Corp.	591,953
1,500	ZERIA Pharmaceutical Co. Ltd.	22,525
4,000	Zojirushi Corp.	54,326
		301,021,768
JERSEY CHANNEL ISLANDS — 0.0%
400,611	Centamin Plc	917,886
51,777	Phoenix Group Holdings	495,586
3,503	Randgold Resources Ltd.	308,749
		1,722,221
JORDAN — 0.0%
29,542	Hikma Pharmaceuticals Plc	741,152
LUXEMBOURG — 0.2%
22,999	APERAM SA	1,157,942
53,577	B&M European Value Retail SA	233,855
60,129	d’Amico International Shipping SA	22,302
1,249	Eurofins Scientific SE	615,099
22,500	L’Occitane International SA	47,150
41,810	SES SA	914,289
144,219	Stabilus SA	10,445,438
1,087	Sword Group	37,180
		13,473,255
MACAU — 0.0%
87,200	MGM China Holdings Ltd.	198,652
MALAYSIA — 0.5%
45,000	7-Eleven Malaysia Holdings Berhad	16,586
75,100	Aeon Co. (M) Berhad	42,904
6,300	Aeon Credit Service M Berhad	23,714
314,490	Affin Holdings Berhad	212,268
682,200	AirAsia Berhad	526,462
402,900	AirAsia X Berhad(b)	41,766
297,900	Alliance Financial Group Berhad	283,420
844,400	Ammb Holdings Berhad	1,065,955
20,100	Amway Malaysia Holdings Berhad	35,560
39,200	Ann Joo Resources Berhad	26,729
29,700	APM Automotive Holdings Berhad	26,135
146,000	Astro Malaysia Holdings Berhad	90,809
32,700	Batu Kawan Berhad	142,973
95,933	Berjaya Assets Berhad(b)	22,762
1,689,219	Berjaya Corp. Berhad(b)	136,196
99,600	Berjaya Land Berhad(b)	12,160
96,419	Berjaya Sports Toto Berhad	62,414
95,200	Bermaz Auto Berhad	47,150
59,100	BIMB Holdings Berhad	59,631
627,207	Boustead Holdings Berhad	378,549

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
MALAYSIA (continued)
59,400	Boustead Plantation Berhad	$22,441
21,800	British American Tobacco Malaysia Berhad	228,194
596,400	Bumi Armada Berhad	108,536
64,500	Bursa Malaysia Berhad	152,446
60,400	Cahya Mata Sarawak Berhad	63,308
23,600	Carlsberg Brewery-Malaysia Berhad	83,179
98,060	CB Industrial Product Holding Berhad	46,534
147,600	D&O Green Technologies Berhad(b)	22,271
70,800	Datasonic Group Berhad	21,039
171,150	Dayang Enterprise Holdings Berhad(b)	48,494
8,559,108	Dialog Group Berhad	3,844,796
277,500	DRB-Hicom Berhad	92,053
2,300	Dutch Lady Milk Industries Berhad	30,518
264,574	Eastern & Oriental Berhad	115,801
150,900	Eco World Development Group Berhad(b)	52,838
180,600	Ekovest Berhad	59,077
275,850	Evergreen Fibreboard Berhad(b)	55,920
603,100	Felda Global Ventures Holdings Berhad	295,923
2,200	Fraser & Neave Holdings Berhad	12,609
225,400	Gadang Holdings Berhad	66,462
158,800	Gamuda Berhad	192,784
31,000	Genting Plantations Berhad	81,553
29,700	George Kent Malaysia Berhad	29,625
23,300	Globetronics Technology Berhad	29,145
75,000	Glomac Berhad	12,180
27,600	Goldis Berhad	18,311
41,100	GuocoLand Malaysia Berhad	12,214
28,500	Hai-O Enterprise Berhad	25,014
275,980	HAP Seng Consolidated Berhad	563,912
93,500	Hap Seng Plantations Holdings Berhad	55,786
2,737,960	Hartalega Holdings Berhad(d)	3,090,533
31,600	Heineken Malaysia Berhad	127,681
44,500	Hengyuan Refining Co Berhad(b)	39,057
47,600	Heveaboard Berhad	14,913
240,700	Hibiscus Petroleum Berhad(b)	23,565
19,992	Hock Seng LEE Berhad	7,829
39,700	Hong Leong Industries Berhad	92,368
45,377	Hua Yang Berhad	11,603
21,720	Hume Industries Berhad	13,559
550,980	IJM Corp. Berhad	444,236
36,700	IJM Plantations Berhad	26,039
147,654	Inari Amertron Berhad	71,089
104,400	Insas Berhad	22,246
217,600	Ioi Properties Group Berhad	103,762
Shares		Value
MALAYSIA (continued)
237,500	Jaya Tiasa Holdings Berhad	$64,012
134,000	JCY International Berhad	19,293
59,079	Kenanga Investment Bank Berhad(b)	8,573
45,100	Kian JOO CAN Factory Berhad	31,168
1,976,800	KKB Engineering Berhad(d)	623,869
629,480	KNM Group Berhad(b)	42,052
33,300	Kossan Rubber Industries	43,802
1,128,888	KPJ Healthcare Berhad	1,092,221
293,574	KSL Holdings Berhad(b)	82,506
35,950	Kumpulan Fima Berhad	15,404
102,500	Kumpulan Perangsang Selangor Berhad	35,182
15,000	Lafarge Malaysia Berhad	21,838
187,300	Land & General Berhad	11,218
157,800	Landmarks Berhad(b)	29,990
134,300	LBS Bina Group Berhad	64,660
79,000	Lingkaran Trans Kota Holdings Berhad	107,372
17,100	LPI Capital Berhad	69,093
15,900	Magni-Tech Industries Berhad	18,057
121,500	Magnum Berhad	58,777
542,073	Mah Sing Group Berhad	186,061
83,300	Malakoff Corp Berhad	24,178
73,050	Malayan Flour Mills Berhad	30,459
169,423	Malaysia Airports Holdings Berhad	296,617
423,260	Malaysia Building Society Berhad	127,729
27,400	Malaysian Pacific Industries Berhad	75,617
248,750	Malaysian Resources Corp. Berhad(b)	87,100
82,600	Malton Berhad	27,971
264,600	Media Prima Berhad	73,144
36,900	Mega First Corp. Berhad	32,216
158,000	Mitrajaya Holdings Berhad	48,772
129,900	MKH Berhad	73,015
316,100	MMC Corp. Berhad	184,228
68,250	MNRB Holdings Berhad(b)	40,720
84,500	Mudajaya Group Berhad(b)	23,359
103,000	Muhibbah Engineering M Berhad	68,572
579,100	Mulpha International Berhad(b)	32,017
297,900	My EG Services Berhad	146,171
31,800	Naim Holdings Berhad(b)	11,428
48,600	Oriental Holdings Berhad	75,906
64,300	Padini Holdings Berhad	47,399
2,600	Panasonic Manufacturing Malaysia Berhad	20,352
87,157	Pantech Group Holdings Berhad	13,251
45,300	Paramount Corp. Berhad	18,992
31,100	Pestech International Berhad	12,179
23,600	Petron Malaysia Refining & Marketing Berhad	36,968
94,300	POS Malaysia Berhad	113,177

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
MALAYSIA (continued)
311,360	Press Metal Berhad	$210,155
148,550	Protasco Berhad	37,300
2,829,800	QL Resources Berhad(d)	3,096,418
1,689,800	Sapura Energy Berhad	778,530
64,857	Sarawak Oil Palms Berhad	51,246
41,800	Scientex Berhad	79,825
51,400	Shangri-La Hotels (Malaysia) Berhad	60,387
124,600	SKP Resources Berhad	37,027
142,100	SP Setia Berhad	119,808
116,211	Sunway Berhad	92,894
88,466	Sunway Construction Group Berhad	40,758
102,800	Supermax Corp. Berhad	45,468
35,000	Syarikat Takaful Malaysia Berhad	32,251
52,236	Ta Ann Holdings Berhad	45,004
269,700	TA Enterprise Berhad	40,694
195,360	TA Global Berhad	16,201
126,800	TAN Chong Motor Holdings Berhad	54,915
211,200	TDM Berhad	32,111
54,040	TH Plantations Berhad(b)	15,063
21,800	Thong Guan Industries Berhad	22,347
34,760	Time dotCom Berhad	70,705
75,000	Tiong NAM Logistics Holdings	31,444
123,220	Top Glove Corp. Berhad	129,720
159,001	Tropicana Corp. Berhad	36,078
43,600	TSH Resources Berhad	17,878
51,400	Tune Protect Group Berhad	17,050
41,800	UEM Edgenta Berhad(b)	30,909
397,408	UEM Sunrise Berhad	113,519
55,400	UMW Holdings Berhad(b)	79,125
91,300	UMW Oil & Gas Corp Berhad(b)	14,302
122,900	Unisem M Berhad	94,277
23,700	United Malacca Berhad	33,740
20,800	United Plantations Berhad	134,163
10,800	United U-Li Corp Berhad	12,191
190,200	UOA Development Berhad	117,424
142,300	VS Industry Berhad	65,561
95,155	Wah Seong Corp. Berhad	19,509
263,838	WCT Holdings Berhad	135,535
4,085,950	Wellcall Holdings Berhad(d)	2,004,855
146,700	Westports Holdings Berhad	135,176
36,900	WTK Holdings Berhad	8,458
139,700	Yinson Holdings Berhad	107,808
43,014	YNH Property Berhad(b)	15,160
576,300	YTL Corp. Berhad	195,153
148,200	YTL Power International Berhad	51,551
		26,731,964
MALTA — 0.0%
34,973	Kindred Group Plc - SDR	362,669
Shares		Value
MARTINIQUE — 0.0%
12,500	Endeavour Mining Corp.(b)	$206,220
MEXICO — 0.4%
845,171	Alfa SAB de CV - Series A	1,158,756
61,000	Alpek SAB de CV	73,069
82,188	Alsea SAB de CV	292,293
2,425	Arca Continental SAB de CV	17,832
3,201,600	Asesor de Activos Prisma SAPI de CV REIT(d)	1,916,683
170,367	Axtel SAB de CV – CPO Units(b)	37,195
99,209	Banregio Grupo Financiero SAB de CV	572,849
2,584	Bio Pappel SAB de CV(b)	3,636
1,167,037	Bolsa Mexicana de Valores SAB de CV	2,039,575
12,400	Cia Minera Autlan SAB de CV - Series B(b)	12,074
17,900	Concentradora Fibra Danhos SA de CV	30,741
243,351	Consorcio ARA SAB de CV	81,181
99,477	Controladora Vuela Cia de Aviacion SAB de CV(b)	126,029
1,904,749	Corp Inmobiliaria Vesta SAB de CV	2,679,261
25,361	Corp. Actinver SAB de CV	17,433
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	53,301
27,300	Corp. Moctezuma SAB de CV	95,712
1,260	Corporativo Fragua SAB de CV(d)	15,528
71,496	Credito Real SAB de CV SOFOM ER	100,264
24,124	Elementia SAB de CV(b)	32,934
2,674,900	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT(d)	1,906,862
182,900	Fibra Uno Administracion SA de CV REIT	318,771
156,217	Genomma Lab Internacional SAB de CV - Class B(b)	197,665
169,637	Gentera SAB de CV	285,203
22,755	Gruma SAB de CV - Series B	303,456
14,982	Grupo Aeroportuario del Centro Norte SAB de CV	83,214
205,728	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,119,981
77,632	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,471,050
120,492	Grupo Cementos de Chihuahua SAB de CV	572,785
25,720	Grupo Comercial Chedraui SA de CV	53,133
9,143	Grupo Elektra SAB de CV	307,434
27,100	Grupo Famsa SAB de CV – Class A(b)	12,668

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
MEXICO (continued)
28,944	Grupo Financiero Interacciones SA de CV	$135,347
29,254	Grupo Gicsa SA de CV(b)	18,834
92,311	Grupo Herdez SAB de CV	204,822
48,305	Grupo Industrial Maseca SAB de CV - Series B	59,787
26,671	Grupo Industrial Saltillo SAB de CV	53,625
17,079	Grupo KUO SAB de CV – Series B	35,428
73,698	Grupo Lala SAB de CV	133,888
9,061	Grupo Rotoplas SAB de CV	11,720
19,200	Grupo Sanborns SAB de CV	22,010
15,920	Grupo Simec SAB de CV - Series B(b)	59,197
10,779	Grupo Sports World SAB de CV(b)	9,820
42,527	Hoteles City Express SAB de CV(b)	43,735
256,075	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(b)	428,350
23,677	Industrias Bachoco SAB de CV - Series B	105,221
146,913	Industrias CH SAB de CV - Series B(b)	788,988
39,900	Infraestructura Energetica Nova SAB de CV	186,028
49,401	Kimberly-Clark de Mexico SAB de CV - Class A	105,440
177,597	La Comer SAB de CV(b)	139,151
2,072,200	Macquarie Mexico Real Estate Management SA de CV REIT	2,269,758
90	Medica Sur SAB de CV – Series B	191
50,616	Megacable Holdings SAB de CV - CPO Shares	191,895
396,221	Mexichem SAB de CV	1,088,357
62,689	Minera Frisco SAB de CV(b)	40,094
318,391	Nemak SAB de CV	334,877
35,050	OHL Mexico SAB de CV	42,786
130,899	Organizacion Soriana SAB de CV - Series B(b)	300,108
24,222	Prologis Property Mexico SA de CV	41,264
30,304	Promotora y Operadora de Infraestructura SAB de CV	322,208
1,100	Promotora y Operadora de Infraestructura SAB de CV - Series L	9,348
38,243	Qualitas Controladora SAB de CV - Class I	62,448
15,651	Rassini SAB de CV	74,026
16,731	Rassini SAB de CV - Series A	38,616
126,623	TV Azteca SAB de CV – CPO Shares	21,928
37,764	Unifin Financiera SAB de CV SOFOM ENR	100,041
Shares		Value
MEXICO (continued)
7,426	Vitro SAB de CV - Series A.	$28,441
		24,496,345
NETHERLANDS — 0.6%
21,357	Aalberts Industries NV	847,282
9,662	Accell Group NV	336,794
19,244	Aegon NV	98,084
6,845	AMG Advanced Metallurgical Group NV	179,547
3,385	Amsterdam Commodities NV	94,394
10,875	Arcadis NV	188,413
11,197	ASM International NV	673,879
679,538	Atrium European Real Estate Ltd.(d)	2,864,657
4,808	BE Semiconductor Industries NV	251,184
3,301	Beter Bed Holding NV	53,937
17,415	BinckBank NV	86,561
104,995	Boskalis Westminster	3,861,742
3,196	Brunel International NV	54,310
8,288	Chicago Bridge & Iron Co. NV	249,303
4,038	Corbion NV	125,360
768	Core Laboratories NV	85,110
5,097	Euronext N.V.	249,986
1,071	Flow Traders	32,998
11,672	Fugro NV - CVA(b)	172,152
9,716	Gemalto NV	544,211
4,518	GrandVision NV	117,967
5,707	Heijmans NV - CVA(b)	43,970
1,031	Hunter Douglas NV	83,242
3,654	KAS Bank NV - CVA	43,385
3,442	Kendrion NV	122,904
35,275	Koninklijke BAM Groep NV	198,504
12,374	Koninklijke Vopak NV	558,301
431	Nederland Apparatenfabriek	18,028
10,625	NSI NV REIT	44,860
13,255	Ordina NV(b)	22,972
27,537	PostNL NV	136,392
210,215	QIAGEN NV	6,285,704
22,201	Randstad Holding NV	1,323,083
522,458	Refresco Gerber NV	10,212,750
99,492	SBM Offshore NV	1,639,198
10,543	Sligro Food Group NV	428,774
86,230	SNS REAAL NV(b)(c)(d)	0
8,477	TKH Group NV	389,675
18,993	TomTom NV(b)	193,112
2,363	Van Lanschot NV - CVA	64,222
12,798	Wessanen	191,199
		33,168,146
NEW ZEALAND — 0.7%
7,184	a2 Milk Co. Ltd.(b)	16,672
320,760	Air New Zealand Ltd.	561,597
3,211,087	Auckland International Airport Ltd.(d)	15,212,675
44,374	Chorus Ltd.	136,798

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
NEW ZEALAND (continued)
105,881	Contact Energy Ltd.	$378,757
19,426	Ebos Group Ltd.	244,217
23,408	Freightways Ltd.	120,379
34,123	Genesis Energy Ltd.	50,021
53,576	Heartland Bank Ltd.	61,064
36,913	Infratil Ltd.	74,766
7,542	Kathmandu Holdings Ltd.	10,357
70,342	Kiwi Property Group Ltd.	68,823
22,834	Mainfreight Ltd.	346,480
6,364,208	Mercury Ltd.(d)	14,048,494
28,706	Metlifecare Ltd.	114,513
39,566	New Zealand Oil & Gas Ltd.	16,843
13,133	New Zealand Refining Co. Ltd. (The)	21,100
56,805	NZME Ltd.	35,092
45,243	NZX Ltd.	33,238
73,491	PGG Wrightson Ltd.	28,257
80,140	Pike River Coal Ltd.(b)(c)(d)	0
23,490	Restaurant Brands New Zealand Ltd.	85,802
15,128	Sanford Ltd.	75,617
74,844	Skellerup Holdings Ltd.	77,596
182,421	SKY Network Television Ltd.	483,467
2,770,782	SKYCITY Entertainment Group Ltd.	8,294,559
55,636	Summerset Group Holdings Ltd.	198,639
29,035	Tilt Renewables Ltd.	43,061
43,782	Tower Ltd.	36,674
82,337	Trade Me Group Ltd.	299,623
29,035	TrustPower Ltd.	95,690
25,065	Vector Ltd.	55,587
43,509	Warehouse Group Ltd. (The)	63,033
		41,389,491
NORWAY — 0.1%
39,115	ABG Sundal Collier Holding ASA	25,603
1,087	AF Gruppen ASA	19,370
32,989	Akastor ASA(b)	48,796
9,669	Aker ASA - Class A	367,120
13,509	Aker BP ASA	229,241
21,852	Aker Solutions ASA(b)	124,709
3,472	American Shipping Co. ASA	11,040
18,135	Atea ASA	219,665
41,175	Austevoll Seafood ASA	330,896
10,700	Bonheur ASA	93,155
10,533	Borregaard ASA	118,383
50,772	BW Offshore Ltd.(b)	130,685
78,478	DNO ASA(b)	66,358
279,724	DOF ASA(b)	29,973
5,301	Ekornes ASA	83,349
15,768	Fred Olsen Energy ASA(b)	37,097
10,331	Frontline Ltd.	68,825
22,339	Grieg Seafood ASA	175,491
14,061	Hexagon Composites ASA(b)	44,708
Shares		Value
NORWAY (continued)
8,541	Hoegh LNG Holdings Ltd.	$87,539
194,372	Kongsberg Automotive ASA(b)	142,395
4,472	Kongsberg Gruppen ASA	69,794
28,990	Kvaerner ASA(b)	37,816
5,047	Leroy Seafood Group ASA	253,702
12,409	Nordic Semiconductor ASA(b)	49,717
2,144	Norwegian Air Shuttle ASA(b)	60,854
4,455	Ocean Yield ASA	33,467
5,846	Odfjell SE - Class A(b)	23,082
23,394	Opera Software ASA	105,717
97,595	Petroleum Geo-Services ASA(b)	229,836
1,512	Prosafe SE(b)	6,023
5,031	Protector Forsikring ASA	41,896
12,159	Salmar ASA	288,468
9,108	Scatec Solar ASA	41,265
4,634	Schibsted ASA - Class A	115,229
4,604	Schibsted ASA - Class B	103,223
5,087	Sevan Marine ASA(b)	8,591
7,660	Solstad Offshore ASA(b)	10,840
29,923	SpareBank 1 SMN	249,184
2,731	SpareBank 1 SR-Bank ASA	21,550
126,468	Storebrand ASA	833,693
28,036	TGS Nopec Geophysical Co. ASA	612,573
26,311	Tomra Systems ASA	305,675
12,901	Veidekke ASA	172,043
3,880	Wilh Wilhelmsen Holding ASA	108,004
3,194	XXL ASA	34,410
		6,271,050
PANAMA — 0.0%
358	Copa Holdings SA - Class A	41,678
PERU — 0.1%
1,162,608	Alicorp SA(d)	2,759,794
1,801,950	Ferreycorp SAA(d)	1,038,812
18,932	Hochschild Mining Plc	62,332
		3,860,938
PHILIPPINES — 0.2%
778,500	Alliance Global Group, Inc.	230,597
23,966	Belle Corp.	1,967
300,300	Bloomberry Resorts Corp.(b)	54,092
86,020	Cebu Air, Inc.	185,933
104,400	Century Pacific Food, Inc.	34,476
124,030	China Banking Corp.	87,627
1,563,626	Concepcion Industrial Corp.(d)	2,317,352
167,400	Cosco Capital, Inc.	27,339
11,985,100	D&L Industries, Inc.	3,070,335
130,900	Del Monte Pacific Ltd.	31,386
432,700	DMCI Holdings, Inc.	111,368
49,760	Doubledragon Properties Corp.(b)	51,787
48,300	East West Banking Corp.	20,735
72,800	EEI Corp.	14,716
165,200	Emperador, Inc.	21,127
1,585,400	Energy Development Corp.	191,333

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
PHILIPPINES (continued)
2,062,375	Filinvest Land, Inc.	$71,408
86,000	First Gen Corp.	37,006
123,070	First Philippine Holdings Corp.	178,577
10,739,900	GMA Holdings, Inc. - PDR(d)	1,235,954
12,470	GT Capital Holdings, Inc.	314,464
173,000	Integrated Micro-Electronics, Inc.	26,661
56,320	International Container Terminal Services, Inc.	100,320
48,240	Jollibee Foods Corp.	202,750
1,274,700	Lopez Holdings Corp.	196,186
410,200	LT Group, Inc.	131,028
3,713,500	Manila Water Co., Inc.(d)	2,374,589
166,300	Megawide Construction Corp.(b)	61,508
4,702,696	Megaworld Corp.	382,126
443,500	Metro Pacific Investments Corp.	58,405
623,000	Pepsi-Cola Products Philippines, Inc.	46,134
816,000	Petron Corp.	148,779
124,300	Philex Mining Corp.	21,942
2,020	Philippine National Bank	2,636
99,100	Phoenix Petroleum Philippines, Inc.	16,859
145,800	Puregold Price Club, Inc.	121,682
75,400	Rizal Commercial Banking Corp.	82,168
379,400	Robinsons Land Corp.	194,769
41,000	Robinsons Retail Holdings, Inc.	65,154
48,560	San Miguel Corp.	106,907
59,641	Security Bank Corp.	254,487
34,010	Semirara Mining & Power Corp.	101,421
6	Top Frontier Investment Holdings, Inc.(b)	35
161,290	Union Bank of Philippines, Inc.	257,438
1,140,600	Vista Land & Lifescapes, Inc.	120,760
		13,364,323
POLAND — 0.1%
796	AB SA(b)	7,586
1,147	Agora SA	4,789
13,172	Alior Bank SA(b)	253,274
704	Amica SA	35,362
231	AmRest Holdings SE(b)	21,884
348	Apator SA	3,151
24,278	Asseco Poland SA	341,714
70,310	Bank Millennium SA(b)	125,424
20,750	Boryszew SA(b)	61,995
2,156	Budimex SA	152,841
2,732	CCC SA	158,038
10,845	CD Projekt SA(b)	189,519
6,133	Ciech SA	122,701
265	ComArch SA(b)	16,047
990	Dom Development SA	17,954
2,172	Emperia Holding SA(b)	43,169
64,708	Enea SA(b)	198,835
Shares		Value
POLAND (continued)
9,099	Energa SA	$23,362
2,763	Eurocash SA	24,502
1,397	Fabryki Mebli Forte SA	28,540
7,502	Famur SA(b)	11,062
139,253	Getin Holding SA(b)	47,385
163,906	Getin Noble Bank SA(b)	78,590
11,056	Grupa Azoty SA	195,002
119	Grupa Azoty Zaklady Chemiczne Police SA(b)	620
2,192	Grupa Kety SA	241,000
1,747	Grupa Lotos SA(b)	27,242
49,265	Impexmetal SA(b)	53,847
1,298	Inter Cars SA	103,711
1,112	Lubelski Wegiel Bogdanka SA(b)	20,794
70,546	Netia SA	80,017
280	Neuca SA	28,345
17,977	Orange Polska SA	21,456
9,252	Orbis SA	207,497
3,425	Pelion SA(b)	47,148
1,359	Pfleiderer Grajewo SA	15,565
3,502	PKP Cargo SA(b)	57,687
4,554	Polnord SA(b)	10,671
10,343	Rafako SA(b)	20,424
28,182	Stalexport Autostrady SA	28,333
295	Stalprodukt SA	41,058
55,201	Synthos SA	76,700
229,417	Tauron Polska Energia SA(b)	194,572
10,941	Trakcja SA	46,199
14,504	Vistula Group SA(b)	12,002
4,785	Warsaw Stock Exchange	56,001
		3,553,615
PORTUGAL — 0.0%
16,720	Altri SGPS SA	78,043
952,432	Banco Comercial Portugues SA(b)	212,477
1,231,589	Banco Espirito Santo SA(b)(c)(d)	0
1,903	CTT-Correios de Portugal SA	10,860
31,264	Jeronimo Martins SGPS SA	573,842
22,362	Mota-Engil SGPS SA	56,854
47,493	Navigator Co. SA (The)	201,039
36,299	NOS SGPS SA	207,904
15,219	REN - Redes Energeticas Nacionais SGPS SA	44,744
5,424	Semapa - Sociedade de Investimento e Gestao	85,080
109,476	Sonae SGPS SA(b)	112,336
		1,583,179
PUERTO RICO — 0.0%
86,100	Evertec, Inc.	1,364,685
3,184	First BanCorp(b)	18,722
993	OFG Bancorp	11,618

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
PUERTO RICO (continued)
3,452	Popular, Inc.	$144,673
		1,539,698
ROMANIA — 0.0%
19,753	New Europe Property Investments Plc	216,527
SINGAPORE — 1.0%
32,200	Accordia Golf Trust	17,170
2,373,000	Ascendas India Trust - Unit(d)	1,953,226
6,935,700	Ascendas Real Estate Investment Trust	12,708,293
233,100	ASL Marine Holdings Ltd.(b)	22,857
7,400	Bonvests Holdings Ltd.	7,044
25,598	Boustead Projects Ltd.(b)	15,665
48,229	Boustead Singapore Ltd.	30,722
16,000	Breadtalk Group Ltd.	15,460
40,000	Bukit Sembawang Estates Ltd.	171,206
23,431	BW LPG Ltd.	103,183
41,612	Cape Plc	129,755
7,364,200	CapitaLand Mall Trust REIT	10,383,620
42,000	China Aviation Oil Singapore Corp. Ltd.	48,699
116,500	Chip Eng Seng Corp. Ltd.	61,704
95,400	ComfortDelGro Corp. Ltd.	187,092
115,600	COSCO Shipping International Singapore Co. Ltd.(b)	23,581
18,200	CSE Global Ltd.	6,774
156,000	CW Group Holdings Ltd.	31,287
65,300	CWT Ltd.(b)	107,030
63,500	Delfi Ltd.	104,080
282,746	Ezion Holdings Ltd.(b)	60,712
130,121	Far East Orchard Ltd.	152,273
73,900	First Resources Ltd.	99,175
13,474	Flex Ltd.(b)	208,308
164,000	Fragrance Group Ltd.	19,955
15,000	Frasers Centrepoint Ltd.	20,399
91,900	Gallant Venture Ltd.(b)	9,077
59,100	GL Ltd.	32,783
463,600	Golden Agri-Resources Ltd.	119,455
58,000	GP Industries Ltd.	24,597
118,666	Guocoland Ltd.	155,005
11,199	Halcyon Agri Corp. Ltd.(b)	5,010
32,000	Hiap Hoe Ltd.	16,033
66,600	Ho Bee Land Ltd.	116,311
285,340	Hong Fok Corp. Ltd.	165,426
110,600	Hong Leong Asia Ltd.	88,660
9,000	Hour Glass Ltd. (The)	4,445
503,100	Hutchison Port Holdings Trust - Units	203,756
29,000	IGG, Inc.	44,143
129,600	Indofood Agri Resources Ltd.	45,453
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
81,178	Keppel Infrastructure Trust	30,213
1,471	Kulicke & Soffa Industries, Inc.(b)	32,833
Shares		Value
SINGAPORE (continued)
166,600	Lian Beng Group Ltd.	$71,546
42,000	Low Keng Huat Singapore Ltd.	19,690
75,000	Lum Chang Holdings Ltd.	18,788
39,000	M1 Ltd.	60,573
209,700	Midas Holdings Ltd.	33,771
214,300	Olam International Ltd.	292,963
34,400	Oxley Holdings Ltd.	14,034
21,000	Pan-United Corp. Ltd.	11,123
113,400	Penguin International Ltd.	22,726
100,770	QAF Ltd.	96,648
176,250	Raffles Education Corp. Ltd.(b)	25,230
95,875	Raffles Medical Group Ltd.	96,071
90,300	RHT Health Trust - Units	61,077
81,700	Rotary Engineering Ltd.	22,806
217,500	Roxy-Pacific Holdings Ltd.	78,615
4,320,000	SATS Ltd.	15,738,324
165,600	Sembcorp Industries Ltd.	359,137
97,000	Sheng Siong Group Ltd.	68,039
4,029,200	SIA Engineering Co. Ltd.(d)	10,785,677
131,100	SIIC Environment Holdings Ltd.	49,732
592,000	Sinarmas Land Ltd.	192,792
106,200	Singapore Post Ltd.	104,896
174,000	Singapore Reinsurance Corp. Ltd.	37,984
440,400	Stamford Land Corp. Ltd.	168,639
47,200	StarHub Ltd.	94,255
36,600	Sunningdale Tech Ltd.	44,534
126,700	Tat Hong Holdings Ltd.(b)	36,274
314,000	Technovator International Ltd.	119,087
66,500	Tiong Woon Corp Holding Ltd.	13,327
378,314	Tuan Sing Holdings Ltd.	88,002
42,550	UMS Holdings Ltd.	29,084
220,554	United Engineers Ltd.	454,637
405,492	United Industrial Corp. Ltd.	917,120
158,057	UOB-Kay Hian Holdings Ltd.	159,511
87,611	UOL Group Ltd.	453,998
33,000	Venture Corp. Ltd.	288,158
142,729	Vibrant Group Ltd.	39,331
179,912	Wheelock Properties (Singapore) Ltd.	240,157
30,300	Wing Tai Holdings Ltd.	40,988
871	XP Power Ltd.	29,816
96,800	Yongnam Holdings Ltd.(b)	14,203
		59,275,833
SOUTH AFRICA — 0.5%
9,257	Adcock Ingram Holdings Ltd.	41,479
49,210	Advtech Ltd.	70,333
19,266	Aeci Ltd.	167,276
9,268	African Oxygen Ltd.	13,780
109,566	African Phoenix Investments Ltd.(b)	4,755
42,506	African Rainbow Minerals Ltd.	268,769
10,747	Afrimat Ltd.	24,118
301,935	Alexander Forbes Group Holdings Ltd.	145,503

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
SOUTH AFRICA (continued)
36,374	Alviva Holdings Ltd.	$57,295
2,401	Anglo American Platinum Ltd.(b)	59,300
73,719	AngloGold Ashanti Ltd.	834,016
70,947	ArcelorMittal South Africa Ltd.(b)	39,817
16,224	Ascendis Health Ltd.	30,339
3,371	Assore Ltd.	54,423
7,768	Astral Foods Ltd.	90,097
34,321	Attacq Ltd.(b)	43,660
132,443	Aveng Ltd.(b)	56,391
61,658	AVI Ltd.	450,955
121,638	Barloworld Ltd.	1,096,073
40,840	Bidvest Group Ltd. (The)	487,467
161,638	Blue Label Telecoms Ltd.	204,894
1,957	Cashbuild Ltd.	53,158
15,038	Caxton and CTP Publishers and Printers Ltd.	13,335
6,615	City Lodge Hotels Ltd.	73,616
190,183	Clicks Group Ltd.	1,910,262
14,333	Clover Industries Ltd.	17,429
28,286	Consolidated Infrastructure Group Ltd.(b)	38,501
40,941	Coronation Fund Managers Ltd.	194,201
69,755	DataTec Ltd.	303,057
3,467	Distell Group Ltd.	34,831
67,047	DRDGOLD Ltd.	26,390
156,651	EOH Holdings Ltd.	1,658,089
38,509	Exxaro Resources Ltd.	328,157
14,923	Famous Brands Ltd.	165,369
39,886	Foschini Group Ltd. (The)	476,408
307,147	Gold Fields Ltd.	1,005,532
46,544	Grand Parade Investments Ltd.	12,678
147,547	Grindrod Ltd.(b)	132,711
170,327	Growthpoint Properties Ltd.	326,538
42,550	Harmony Gold Mining Co. Ltd.	92,272
3,258	Holdsport Ltd.	15,430
1,317	Howden Africa Holdings Ltd.(b)	3,251
11,691	Hudaco Industries Ltd.	118,977
74,268	Hulamin Ltd.	38,513
20,188	Hyprop Investments Ltd.	186,475
50,805	Impala Platinum Holdings Ltd.(b)	163,283
43,164	Imperial Holdings Ltd.	545,826
197,189	Investec Plc	1,459,610
1,143	Invicta Holdings Ltd.	4,678
12,812	JSE Ltd.	136,521
377,924	KAP Industrial Holdings Ltd.	264,982
35,575	Kumba Iron Ore Ltd.(b)	463,357
34,324	Lewis Group Ltd.	97,113
10,986	Liberty Holdings Ltd.	88,373
140,086	Life Healthcare Group Holdings Ltd.	301,163
35,208	Lonmin Plc(b)	50,162
12,760	Massmart Holdings Ltd.	123,392
Shares		Value
SOUTH AFRICA (continued)
411,446	Merafe Resources Ltd.	$51,108
38,173	Metair Investments Ltd.	65,413
12,050	Metrofile Holdings Ltd.	3,967
288,335	MMI Holdings Ltd.	502,934
81,459	Mpact Ltd.	187,803
42,743	Mr Price Group Ltd.	502,473
144,582	Murray & Roberts Holdings Ltd.	151,466
129,772	Nampak Ltd.(b)	173,822
1,304	Net 1 UEPS Technologies, Inc.(b)	14,148
183,637	Netcare Ltd.	364,285
45,426	Northam Platinum Ltd.(b)	168,940
174,202	Oceana Group Ltd.(d)	1,295,981
14,214	Omnia Holdings Ltd.	169,361
119,456	Peregrine Holdings Ltd.	237,594
132,545	Petra Diamonds Ltd.(b)	222,659
67,839	Pick’n Pay Stores Ltd.	322,348
15,212	Pioneer Foods Group Ltd.	187,661
396,406	PPC Ltd.(b)	185,392
2,961	PSG Group Ltd.	56,068
59,085	Raubex Group Ltd.	106,597
402,437	Redefine Properties Ltd. REIT	331,255
24,150	Resilient REIT Ltd.	210,566
32,236	Reunert Ltd.	171,025
757,700	Rhodes Food Group Pty Ltd.	1,388,538
2,420	Santam Ltd.	44,792
282,451	Sappi Ltd.	2,098,766
35,666	Spar Group Ltd. (The)	480,875
4,857	Spur Corp. Ltd.	11,321
3,685	Sun International Ltd.	20,116
141,655	Super Group Ltd.(b)	389,760
184,373	Telkom SA SOC Ltd.	1,031,702
519	Tiger Brands Ltd.	15,688
21,020	Tongaat Hulett Ltd.	189,929
31,655	Transaction Capital Ltd.	34,725
24,121	Trencor Ltd.	72,595
84,900	Truworths International Ltd.	549,726
57,697	Tsogo Sun Holdings Ltd.	108,583
7,971	Wilson Bayly Holmes-Ovcon Ltd.	85,616
110,879	Woolworths Holdings Ltd.	601,532
		27,971,510
SOUTH KOREA — 1.3%
6,754	ABco Electronics Co. Ltd.	43,626
2,141	Able C&C Co. Ltd.	55,035
15,397	Ace Technologies Corp.(b)	53,448
1,128	Actoz Soft Co. Ltd.(b)	19,380
4,160	Aekyung Petrochemical Co. Ltd.	46,247
1,398	AfreecaTV Co. Ltd.	29,179
3,130	Agabang & Co.(b)	19,887
7,680	AJ Rent A Car Co. Ltd.(b)	77,617
3,069	Ajin Industrial Co. Ltd.(b)	22,763
2,287	AK Holdings, Inc.	129,635
5,120	ALUKO Co. Ltd.	19,618

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,630	Amotech Co. Ltd.(b)	$34,666
832	Asia Cement Co. Ltd.	59,298
564	ASIA Holdings Co. Ltd.	48,722
612	Asia Paper Manufacturing Co. Ltd.	10,757
50,602	Asiana Airlines, Inc.(b)	200,336
6,791	Austem Co. Ltd.	20,500
2,350	Autech Corp.	22,924
3,319	Avaco Co. Ltd.	18,201
2,934	Baiksan Co. Ltd.	22,407
11,822	Barun Electronics Co. Ltd.(b)	21,090
9,113	Barunson Entertainment & Arts Corp.(b)	21,984
1,387	Binggrae Co. Ltd.	83,617
642	Bioland Ltd.	10,438
5,313	Bluecom Co. Ltd.	51,827
125,065	BNK Financial Group, Inc.	1,050,726
1,467	Boditech Med, Inc.	24,882
1,549	Bookook Securities Co. Ltd.	25,524
1,205	Boryung Pharmaceutical Co. Ltd.	52,843
5,941	Bubang Co. Ltd.(b)	21,067
2,094	Bukwang Pharmaceutical Co. Ltd.	38,369
20,899	Byucksan Corp.	70,435
5,849	Capro Corp.(b)	39,271
430	Caregen Co. Ltd.	27,095
1,433	Cell Biotech Co. Ltd.	46,533
5,025	Chabiotech Co. Ltd.(b)	56,525
1,861	Changhae Ethanol Co. Ltd.	29,602
7,078	Cheil Worldwide, Inc.	114,763
2,370	Chokwang Paint Ltd.	23,119
628	Chong Kun Dang Pharmaceutical Corp.	64,296
1,209	Chongkundang Holdings Corp.	72,780
1,312	Choong Ang Vaccine Laboratory	22,080
73	Chosun Refractories Co. Ltd.	5,652
1,513	Chungdahm Learning, Inc.	24,266
2,080	CJ CGV Co. Ltd.	156,288
1,049	CJ CheilJedang Corp.	314,359
4,840	CJ E&M Corp.	342,403
1,668	CJ Freshway Corp.	50,426
17,294	CJ Hellovision Co. Ltd.	143,319
749	CJ Korea Express Corp.(b)	109,595
1,445	CJ O Shopping Co. Ltd.	242,675
2,061	CKD Bio Corp.	41,024
1,487	Com2uSCorp.	156,815
270	Cosmax BTI, Inc.	8,328
1,135	Cosmax, Inc.	141,638
2,192	Coson Co. Ltd.(b)	25,813
637	Crown Confectionery Co. Ltd.(b)	10,384
495	Crown Haitai Holdings Co. Ltd.	13,812
5,430	Crucialtec Co. Ltd.(b)	29,204
447	Cuckoo Electronics Co. Ltd.	51,264
Shares		Value
SOUTH KOREA (continued)
2,180	Dae Dong Industrial Co. Ltd.	$12,587
8,286	Dae Hyun Co. Ltd.	23,375
18,236	Dae Won Kang Up Co. Ltd.	75,162
45,928	Dae Young Packaging Co. Ltd.(b)	39,272
12,386	Daea TI Co. Ltd.(b)	22,586
509	Daechang Forging Co. Ltd.	23,216
15,729	Daeduck Electronics Co.	128,276
11,915	Daeduck GDS Co. Ltd.	157,066
1,451	Daehan New Pharm Co. Ltd.	19,701
6,139	Daehan Steel Co. Ltd.	54,760
6,318	Dae-Il Corp.	56,911
3,101	Daelim B&Co Co. Ltd.	21,202
14,333	Daelim Industrial Co. Ltd.	1,011,460
3,143	Daeryuk Can Co. Ltd.	19,804
10,249	Daesang Corp.	213,915
10,212	Daesang Holdings Co. Ltd.	87,321
2,180	Daesung Holdings Co. Ltd.	17,338
2,639	Daewon Pharmaceutical Co. Ltd.	50,674
10,306	Daewon San Up Co. Ltd.	62,765
15,152	Daewoo Engineering & Construction Co. Ltd.(b)	97,072
912	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)(c)(d)	13,465
1,539	Daewoong Co. Ltd.(c)	86,965
513	Daewoong Pharmaceutical Co. Ltd.	40,665
902	Daihan Pharmaceutical Co. Ltd.	21,680
9,921	Daishin Securities Co. Ltd.	107,676
4,600	Danal Co. Ltd.(b)	23,851
1,845	Dasan Networks, Inc.(b)	10,377
36,074	Dayou Automotive Seat Technology Co. Ltd.	46,919
87,390	DGB Financial Group, Inc.	894,713
5,919	Digital Power Communications Co. Ltd.	21,847
2,135	Dio Corp(b)	66,044
5,333	Dms Co. Ltd.	53,428
1,795	DNF Co. Ltd.(b)	22,794
2,399	Dong A Eltek Co. Ltd.	49,439
5,633	Dong Ah Tire & Rubber Co. Ltd.	123,264
663	Dong-A Socio Holdings Co. Ltd.	85,650
413	Dong-A ST Co. Ltd.	34,045
4,103	Dong-Ah Geological Engineering Co. Ltd.	47,776
6,987	Dongbu HiTek Co. Ltd.(b)	129,559
20,908	Dongbu Insurance Co. Ltd.	1,249,445
905	Dongbu Securities Co. Ltd.(b)	2,919
810	Dong-IL Corp.	40,717
288	Dongil Industries Co. Ltd.	19,311
6,590	Dongjin Semichem Co. Ltd.	59,941
18,143	Dongkook Industrial Co. Ltd.(b)	44,166

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
665	DongKook Pharmaceutical Co. Ltd.	$39,623
23,544	Dongkuk Industries Co. Ltd.	94,764
33,778	Dongkuk Steel Mill Co. Ltd.	329,498
8,777	Dongkuk Structures & Construction Co. Ltd.	51,217
4,117	Dongsuh Cos., Inc.	111,617
13,590	DONGSUNG Corp.	70,942
3,211	Dongsung Finetec Co. Ltd.	19,612
1,553	Dongwha Enterprise Co. Ltd.	44,356
4,740	Dongwha Pharmaceutical Co. Ltd.	38,323
17,479	Dongwon Development Co. Ltd.	70,429
210	Dongwon F&B Co. Ltd.	47,245
267	Dongwon Industries Co. Ltd.	79,192
804	Dongwon Systems Corp.	40,627
221	Dongyang E&P, Inc.	2,661
3,901	Doosan Corp.	333,568
6,886	Doosan Engine Co. Ltd.(b)	22,965
12,332	Doosan Heavy Industries & Construction Co. Ltd.	251,972
29,204	Doosan Infracore Co. Ltd.(b)	242,276
1,300	Doubleugames Co. Ltd.	62,607
2,601	DRB Holding Co. Ltd.	24,801
2,814	Duzon Bizon Co. Ltd.	67,265
9,936	DY Corp.	60,861
2,154	DY POWER Corp.	22,526
382	e Tec E&C Ltd.	48,610
153	E1 Corp.	7,825
3,860	Eagon Industrial Ltd.	34,601
19,802	Easy Bio, Inc.	109,982
2,532	Ecobio Holdings Co. Ltd.(b)	18,847
10,677	Elentec Co. Ltd.	56,861
5,009	e-LITECOM Co. Ltd.	42,303
1,503	Emerson Pacific, Inc.(b)	39,890
6,808	EM-Tech Co. Ltd.	70,300
2,881	ENF Technology Co. Ltd.	50,511
305	Eo Technics Co. Ltd.	22,730
20,297	Eugene Corp.	105,061
44,009	Eugene Investment & Securities Co. Ltd.(b)	116,994
3,243	Eugene Technology Co. Ltd.	48,592
4,964	Eusu Holdings Co. Ltd.	30,537
3,297	EVERDIGM Corp.	28,801
936	F&F Co. Ltd.	22,168
3,794	Farmsco	42,178
35,290	Farmstory Co. Ltd.(b)	46,985
6,876	Feelux Co. Ltd.	24,171
1,019	Fila Korea Ltd.	62,148
7,435	Foosung Co. Ltd.(b)	47,306
452	Gamevil, Inc.(b)	29,752
520	Gaon Cable Co. Ltd.	10,990
2,787	Global Display Co. Ltd.(b)	8,425
696	Golfzon Co. Ltd.	32,173
4,062	GOLFZONNEWDIN Co. Ltd.	20,312
Shares		Value
SOUTH KOREA (continued)
7,070	Grand Korea Leisure Co. Ltd.	$134,826
643	Green Cross Corp.	92,672
3,228	Green Cross Holdings Corp.	92,480
12,794	GS Engineering & Construction Corp.(b)	351,922
31,593	GS Global Corp.(b)	90,789
27,859	GS Holdings Corp.	1,451,831
4,448	GS Retail Co. Ltd.	207,566
1,861	G-SMATT GLOBAL Co. Ltd.(b)	22,815
2,130	Halla Corp.(b)	8,480
4,825	Halla Holdings Corp.	256,960
8,195	Han Kuk Carbon Co. Ltd.	47,964
3,827	Hana Micron, Inc.(b)	17,791
1,039	Hana Tour Service, Inc.	77,064
3,787	Hancom, Inc.	57,243
174	Handok, Inc.	3,548
7,271	Handsome Co. Ltd.	200,322
1,590	Hanil Cement Co. Ltd.	163,485
19,707	Hanjin Heavy Industries & Construction Co. Ltd.(b)	58,537
2,710	Hanjin Heavy Industries & Construction Holdings Co. Ltd.(b)	12,265
5,472	Hanjin Kal Corp.(b)	97,379
2,845	Hanjin Transportation Co. Ltd.	75,882
1,696	Hankook Cosmetics Co. Ltd.(b)	22,059
152	Hankook Shell Oil Co. Ltd.	53,832
680	Hankuk Paper Manufacturing Co. Ltd.	17,808
841	Hanmi Pharm Co. Ltd.(b)	228,006
857	Hanmi Science Co. Ltd.(b)	45,716
1,523	Hanmi Semiconductor Co. Ltd.(c)(d)	25,029
2,383	Hanmiglobal Co. Ltd.	21,570
1,441	Hans Biomed Corp.	21,592
4,115	Hansae Co. Ltd.	98,725
7,442	Hansae Yes24 Holdings Co. Ltd.	65,728
143	Hanshin Construction Co. Ltd.	2,306
5,869	Hanshin Machinery Co.	16,273
1,840	Hansol Chemical Co. Ltd.	131,625
19,942	Hansol Holdings Co. Ltd.(b)	111,110
21,760	Hansol HomeDeco Co. Ltd.(b)	31,744
387	Hansol Logistics Co. Ltd.	850
8,216	Hansol Paper Co. Ltd.	136,464
15,681	Hansol Seentec Co. Ltd.(b)	22,600
4,293	Hansol Technics Co. Ltd.(b)	57,723
662	Hanssem Co. Ltd.	127,990
48,601	Hanwha Chemical Corp.	1,074,185
28,943	Hanwha Corp.	1,016,146
195	Hanwha Galleria Timeworld Co. Ltd.(b)	5,869
28,083	Hanwha General Insurance Co. Ltd.	182,876
37,234	Hanwha Investment & Securities Co. Ltd.(b)	83,768
4,428	Hanwha Techwin Co. Ltd.(b)	202,352

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
3,343	Hanyang Eng Co. Ltd.	$34,520
1,616	Hanyang Securities Co. Ltd.	10,452
10,541	Harim Co. Ltd.	51,783
16,532	Harim Holdings Co. Ltd.	58,187
11,947	HB Technology Co. Ltd.	56,800
33,020	Heung-A Shipping Co. Ltd.	49,766
7,528	Hite Jinro Co. Ltd.	138,268
4,246	Hite Jinro Holdings Co. Ltd.	41,419
5,567	HMC Investment Securities Co. Ltd.	52,593
3,851	Hotel Shilla Co. Ltd.	171,923
5,644	HS Industries Co. Ltd.	50,344
1,768	HS R&A Co. Ltd.(c)	63,781
4,180	Huchems Fine Chemical Corp.	85,224
9,381	Humax Co. Ltd.	98,105
861	Humedix Co. Ltd.	23,683
647	Huons Co. Ltd.(b)	30,135
2,671	Huons Global Co. Ltd.	78,517
6,850	Huvis Corp.	45,570
130,261	Huvitz Co. Ltd.	1,459,555
8,535	Hwa Shin Co. Ltd.	46,054
5,630	Hwangkum Steel & Technology Co. Ltd.	42,056
5,485	Hwasung Industrial Co. Ltd.	70,858
4,774	Hy-Lok Corp.	93,978
10,035	Hyosung Corp.	1,269,918
5,301	Hyundai BNG Steel Co. Ltd.	59,164
1,840	Hyundai Corp.	33,796
7,893	Hyundai Department Store Co. Ltd.	749,138
26,925	Hyundai Development Co-Engineering & Construction	1,057,692
2,902	Hyundai Elevator Co. Ltd.	158,884
16,962	Hyundai Engineering & Construction Co. Ltd.	723,706
10,032	Hyundai Engineering Plastics Co. Ltd.	69,296
6,487	Hyundai Greenfood Co. Ltd.	91,214
704	Hyundai Home Shopping Network Corp.	75,479
16,373	Hyundai Hy Communications & Network Co. Ltd.	56,260
2,594	Hyundai Livart Furniture Co. Ltd.	64,856
38,420	Hyundai Marine & Fire Insurance Co. Ltd.	1,239,137
3,299	Hyundai Rotem Co. Ltd.(b)	60,738
10,584	Hyundai Wia Corp.	603,657
6,192	iA, Inc.(b)	20,869
1,724	ICD Co. Ltd.	24,468
41,244	IHQ, Inc.(b)	63,611
2,766	Il Dong Holdings Co. Ltd.	46,550
687	Il Dong Pharmaceutical Co. Ltd.	13,554
2,212	Iljin Electric Co. Ltd.	9,516
7,945	Iljin Holdings Co. Ltd.	32,781
Shares		Value
SOUTH KOREA (continued)
3,026	Iljin Materials Co. Ltd.	$44,809
403	Ilshin Spinning Co. Ltd.	41,791
5,855	iMarketKorea, Inc.	68,434
2,770	InBody Co. Ltd.	64,996
3,473	Initech Co. Ltd.(b)	23,745
1,372	Innocean Worldwide Inc.	77,046
2,965	Innox Corp.(b)	85,987
4,028	Insun ENT Co. Ltd.(b)	21,664
680	Intelligent Digital Integrated Security Co. Ltd.	5,462
2,569	Interflex Co. Ltd.(b)	63,215
1,393	Interojo Co. Ltd.	47,927
27,602	Interpark Holdings Corp.	130,260
2,633	IS Dongseo Co. Ltd.	99,383
1,378	ISC Co. Ltd.	24,583
876	i-SENS, Inc.	22,710
5,011	ISU Chemical Co. Ltd.	75,304
15,507	IsuPetasys Co. Ltd.	63,642
1,265	Jastech Ltd.	27,626
58,797	JB Financial Group Co. Ltd.	312,613
6,109	Jcontentree Corp.(b)	21,475
861	Jeju Air Co. Ltd.	24,516
5,350	Jusung Engineering Co. Ltd.(b)	48,427
522	JVM Co. Ltd.	20,047
6,393	Jw Holdings Corp.	43,935
1,234	JW Pharmaceutical Corp.	47,011
4,489	JYP Entertainment Corp.(b)	27,812
2,895	Kaon Media Co. Ltd.	30,021
6,081	KB Capital Co. Ltd.	145,358
25,769	KB Insurance Co. Ltd.	740,528
5,293	KC Green Holdings Co. Ltd.	32,700
3,881	KC Tech Co. Ltd.	50,307
48,073	KEC Corp.(b)	43,726
1,953	KEPCO Engineering & Construction Co., Inc.	43,251
2,524	KEPCO Plant Service & Engineering Co. Ltd.	127,320
5,921	Keyang Electric Machinery Co. Ltd.	28,515
11,128	KEYEAST Co. Ltd.(b)	23,568
2,361	KG Chemical Corp.	28,426
7,458	KG Eco Technology Service Co. Ltd.	21,563
4,404	Kginicis Co. Ltd.	44,315
7,151	KGMobilians Co. Ltd.	46,756
4,002	KH Vatec Co. Ltd.	44,490
2,351	KISCO Corp.	77,478
354	KISCO Holdings Co. Ltd.	19,941
2,233	Kishin Corp.(b)	8,948
3,044	KISWIRE Ltd.	101,119
3,098	KIWOOM Securities Co. Ltd.	215,354
11,014	KleanNara Co. Ltd.(b)	51,784
4,490	KMH Co. Ltd.(b)	32,040
18,872	Kodaco Co. Ltd.	55,725
9,767	Koentec Co. Ltd.	27,381
1,319	Koh Young Technology, Inc.	62,247

50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
197,367	Kolao Holdings	$1,160,370
1,469	Kolmar Bnh Co. Ltd.	26,465
1,491	Kolon Corp.	81,894
1,668	Kolon Global Corp.	19,716
7,786	Kolon Industries, Inc.	468,022
1,632	KONA I Co. Ltd.(b)	13,912
5,221	Korea Autoglass Corp.	76,854
6,488	Korea Circuit Co. Ltd.	75,548
2,568	Korea Electric Terminal Co. Ltd.	160,458
820	Korea Export Packaging Industrial Co. Ltd.	12,539
1,060	Korea Flange Co. Ltd.	11,831
1,910	Korea Gas Corp.(b)	78,220
4,846	Korea Information & Communications Co. Ltd.(b)	43,439
10,945	Korea Investment Holdings Co. Ltd.	493,434
26,629	Korea Kolmar Co. Ltd.	1,879,171
1,588	Korea Kolmar Holdings Co. Ltd.	46,053
7,228	Korea Line Corp.(b)	153,402
1,393	Korea PetroChemical Ind Co. Ltd.	289,520
1,632	Korea United Pharm, Inc.	29,473
17,345	Korean Air Lines Co. Ltd.(b)	467,198
45,416	Korean Reinsurance Co.	451,007
2,714	Kortek Corp.	35,299
1,183	KPX Chemical Co. Ltd.	63,626
2,793	KSS LINE Ltd.	20,741
2,960	KT Hitel Co. Ltd.(b)	18,313
5,046	KT Skylife Co. Ltd.	71,839
10,044	Kt Submarine Co. Ltd.	43,295
8,843	KTB Investment & Securities Co. Ltd.(b)	25,296
9,704	KTCS Corp.	21,832
17,362	Ktis Corp.	54,318
1,854	Kukdo Chemical Co. Ltd.	78,207
4,525	Kumho Industrial Co. Ltd.	37,181
3,137	Kumho Petrochemical Co. Ltd.	209,795
56,914	Kumho Tire Co., Inc.(b)	402,634
1,523	Kumkang Kind Co. Ltd.	50,325
15,614	Kwang Dong Pharmaceutical Co. Ltd.	121,026
9,372	Kwangju Bank	97,187
1,092	Kyeryong Construction Industrial Co. Ltd.(b)	16,890
13,064	Kyobo Securities Co. Ltd.	109,756
3,954	Kyongbo Pharmaceutical Co. Ltd.	45,868
1,346	Kyung Dong Navien Co. Ltd.	42,998
2,000	Kyungbang Ltd.	25,837
5,351	Kyungchang Industrial Co. Ltd.	23,254
1,746	Kyungdong Pharm Co. Ltd.	28,847
8,473	Kyung-In Synthetic Corp.	33,098
8,108	LB Semicon, Inc.(b)	20,022
11,160	Leadcorp Inc (The)	70,124
2,587	Leaders Cosmetics Co. Ltd.(b)	42,514
Shares		Value
SOUTH KOREA (continued)
1,206	LEENO Industrial, Inc.	$45,149
11,318	LF Corp.	248,162
3,096	LG Hausys Ltd.	272,080
3,281	LG Innotek Co. Ltd.	379,165
6,921	LG International Corp.	197,673
1,098	LIG Nex1 Co. Ltd.	77,870
4,127	Lock & Lock Co. Ltd.	51,683
1,167	Loen Entertainment, Inc.	90,148
320	Lotte Chilsung Beverage Co. Ltd.	471,606
681	Lotte Confectionary Co. Ltd.	122,687
2,654	LOTTE Fine Chemical Co. Ltd.	89,796
170	Lotte Food Co. Ltd.	95,914
3,512	LOTTE Himart Co. Ltd.	169,751
49,779	Lotte Non-Life Insurance Co. Ltd.	118,115
8,434	LS Corp.	483,256
7,144	LS Industrial Systems Co. Ltd.	318,934
23,613	Lumens Co. Ltd.(b)	75,328
22,809	Macquarie Korea Infrastructure Fund	172,987
867	Macrogen, Inc.(b)	22,553
1,072	Maeil Dairy Industry Co. Ltd.(c)	50,873
1,288	Mando Corp.	260,339
1,128	Mds Technology Co. Ltd.	22,849
8,415	Medy-Tox, Inc.	3,699,080
450	MegaStudyEdu Co. Ltd.	16,748
16,916	Meritz Financial Group, Inc.	188,798
23,274	Meritz Fire & Marine Insurance Co. Ltd.	362,026
125,707	Meritz Securities Co. Ltd.	456,253
4,530	Mgame Corp.(b)	20,940
44	Mi Chang Oil Industrial Co. Ltd.	3,356
7,104	MiCo Ltd.(b)	19,822
1,302	Minwise Co. Ltd.	22,083
54,917	Mirae Asset Life Insurance Co. Ltd.	269,783
9,143	MK Electron Co. Ltd.	69,824
7,937	Mobase Co. Ltd.	52,802
1,391	Modetour Network, Inc.	48,286
9,910	Moorim P&P Co. Ltd.	36,055
1,053	Muhak Co. Ltd.	21,284
2,496	Namhae Chemical Corp.	20,136
34,992	Namsun Aluminum Co. Ltd.(b)	38,285
569	Namuga Co. Ltd(b)	18,877
98	Namyang Dairy Products Co. Ltd.	74,669
1,026	Neopharm Co. Ltd.	24,480
5,699	Neowiz Games Corp.(b)	58,598
5,987	NEPES Corp.(b)	51,036
19,020	Nexen Corp.	137,899
16,209	Nexen Tire Corp.	194,440
2,898	Nexon GT Co. Ltd.(b)	20,196
1,060	Nexturn Co. Ltd.	21,565
51,753	NH Investment & Securities Co. Ltd.	600,351

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
3,304	NHN KCP Corp.(b)	$39,344
7,060	NICE Holdings Co. Ltd.	119,125
1,569	Nice Information & Telecommunication, Inc.	37,505
5,313	NICE Information Service Co. Ltd.	37,306
3,498	NICE Total Cash Management Co. Ltd.	27,206
3,081	NK Co. Ltd.(b)	5,388
940	Nong Shim Holdings Co. Ltd.	89,217
1,577	Nong Woo Bio Co. Ltd.(b)	24,322
728	NongShim Co. Ltd.	202,809
454	Noroo Holdings Co. Ltd.	5,965
3,414	Noroo Paint & Coatings Co. Ltd.	24,422
2,740	NPC	15,700
427	NS Shopping Co. Ltd.(c)(d)	63,793
66,171	Nutribiotech Co. Ltd.(b)	1,308,417
3,910	OCI Co. Ltd.	271,113
3,811	OPTRON-TEC, Inc.(b)	24,013
794	Orion Corp.	471,697
2,075	Osstem Implant Co. Ltd.(b)	96,283
199	Ottogi Corp.	128,889
50,900	Pan Ocean Co. Ltd.(b)	233,051
2,944	Pan-Pacific Co. Ltd.(b)	10,181
1,991	PaperCorea, Inc.(b)	894
6,943	Paradise Co. Ltd.	86,032
9,138	Partron Co. Ltd.	87,533
15,667	Paru Co. Ltd.(b)	44,472
765	Pharma Research Products Co. Ltd.	24,034
9,674	Poongsan Corp.	331,988
3,440	POSCO Chemtech Co. Ltd.	43,533
898	POSCO Coated & Color Steel Co. Ltd.	24,504
15,168	Posco Daewoo Corp.	319,916
9,753	Posco ICT Co. Ltd.	58,797
601	Posco M-Tech Co. Ltd.	1,431
15,195	Power Logics Co. Ltd.(b)	70,507
1,912	Protec Co. Ltd.	25,540
4,647	PSK, Inc.	56,765
180	Pulmuone Co. Ltd.	20,564
67,345	Pyeong Hwa Automotive Co. Ltd.	804,897
4,418	Redrover Co. Ltd.(b)	22,519
3,835	RFTech Co. Ltd.(b)	22,412
6,325	S&T Dynamics Co. Ltd.(b)	49,860
3,341	S&T Holdings Co. Ltd.	46,097
2,274	S&T Motiv Co. Ltd.	89,929
50,541	S-1 Corp.	4,335,004
854	Sajo Industries Co. Ltd.	52,010
3,362	Sam Chun Dang Pharm Co. Ltd.	41,659
3,689	SAM KANG M&T Co. Ltd.(b)	21,656
422	Sam Yung Trading Co. Ltd.	6,935
163	Samchully Co. Ltd.	15,184
Shares		Value
SOUTH KOREA (continued)
1,716	SAMHWA Paints Industrial Co. Ltd.	$13,120
5,492	Samick Musical Instruments Co. Ltd.	10,497
4,310	Samick THK Co. Ltd.	54,353
6,581	Samji Electronics Co. Ltd.(b)	51,357
2,001	Samjin Pharmaceutical Co. Ltd.	59,525
250	Samkwang Glass Co. Ltd.	12,984
5,785	Sammok S-Form Co. Ltd.	69,650
13,987	Samsung Electro-Mechanics Co. Ltd.	898,541
15,745	Samsung Engineering Co. Ltd.(b)	168,810
28,398	Samsung Heavy Industries Co. Ltd.(b)	269,530
6,903	Samsung Pharmaceutical Co. Ltd.(b)	21,961
14,810	Samsung Securities Co. Ltd.	450,326
11,879	SAMT Co. Ltd.	22,654
2,242	Samwha Capacitor Co. Ltd.	26,205
1,533	Samyang Corp.	129,872
426	Samyang Foods Co. Ltd.	21,190
2,292	Samyang Holdings Corp.	254,801
638	Samyang Tongsang Co. Ltd.	30,781
2,726	Sang-A Frontec Co. Ltd.	28,867
10,570	Savezone I&C Corp.	48,396
5,185	SBS Media Holdings Co. Ltd.	13,032
14,205	SBW(b)	18,663
13,159	S-Connect Co. Ltd.(b)	33,652
5,087	Seah Besteel Corp.	124,727
485	SeAH Holdings Corp.	58,393
915	SeAH Steel Corp.	78,079
3,601	Sebang Co. Ltd.	49,051
3,398	Sebang Global Battery Co. Ltd.	111,983
69,164	Seegene, Inc.(b)	2,166,883
5,490	Sejong Industrial Co. Ltd.	45,255
25,149	Sejong Telecom, Inc.(b)	21,703
5,603	Sejoong Co. Ltd.	20,804
4,671	Sekonix Co. Ltd.	72,452
2,478	Seobu T&D	36,694
17,654	Seohan Co. Ltd.	42,277
65,927	Seohee Construction Co. Ltd.	75,898
2,371	Seoul Auction Co. Ltd.	18,878
8,526	Seoul Semiconductor Co. Ltd.	140,864
5,497	Seowonintech Co. Ltd.	57,245
8,718	Seoyon Co. Ltd.	77,381
3,253	Sewon Cellontech Co. Ltd.(b)	7,318
1,667	SFA Engineering Corp.	114,561
21,427	SFA Semicon Co. Ltd.(b)	44,628
7,375	SG&G Corp.(b)	25,244
31,004	SH Energy & Chemical Co. Ltd.	41,142
3,125	Shin Poong Pharmaceutical Co. Ltd.(b)	17,357
3,832	Shinsegae Co. Ltd.	688,676
717	Shinsegae Engineering & Construction Co. Ltd.	22,747

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
350	Shinsegae Food Co. Ltd.	$47,829
802	Shinsegae Information & Communication Co. Ltd.	52,790
573	Shinsegae International, Inc.	36,810
18,254	Shinsung E&G Energy Co. Ltd.(b)	29,196
22,990	Shinsung Tongsang Co. Ltd.(b)	23,841
16,608	Shinwha Intertek Corp.	58,600
15,480	Shinwon Corp.(b)	24,827
4,524	Showbox Corp.	21,787
36,517	Signetics Corp.(b)	43,645
5,243	Silicon Works Co. Ltd.	135,003
1,760	SIMPAC, Inc.	7,633
1,888	SJM Co. Ltd.	10,486
8,102	SK Chemicals Co. Ltd.	448,568
1,557	SK Gas Ltd.	160,776
869	SK Materials Co. Ltd.	134,714
63,887	SK Networks Co. Ltd.	449,719
39,972	SK Securities Co. Ltd.(b)	42,153
13,594	SKC Co. Ltd.	342,269
1,591	SKCKOLONPI, Inc.	23,769
6,144	SL Corp.	97,730
2,207	SM Entertainment Co.(b)	50,137
7,102	Songwon Industrial Co. Ltd.	112,344
4,295	Sonokong Co. Ltd.(b)	21,968
2,069	Soulbrain Co. Ltd.	100,004
337	SPC Samlip Co. Ltd.	62,342
521	Spigen Korea Co. Ltd.	23,076
14,401	Ssangyong Cement Industrial Co. Ltd.	168,955
1,604	Ssangyong Information & Communication(b)	3,079
9,975	Ssangyong Motor Co.(b)	66,097
1,402	Suheung Co. Ltd.	46,019
1,658	Sunchang Corp.	15,591
7,093	Sung Kwang Bend Co. Ltd.	65,763
11,506	Sungchang Enterprise Holdings Ltd.	29,981
3,961	Sungdo Engineering & Construction Co. Ltd.	22,452
13,124	Sungshin Cement Co. Ltd.(b)	80,389
15,549	Sungwoo Hitech Co. Ltd.	101,255
1,729	Sunjin Co. Ltd.	30,921
73	Suprema HQ, Inc.(b)	522
67	Suprema, Inc.(b)	1,319
2,233	Systems Technology, Inc.	25,707
6,520	Tae Kyung Industrial Co. Ltd.	27,647
210	Taekwang Industrial Co. Ltd.	164,434
1,917	Taewoong Co. Ltd.(b)	44,223
20,123	Taeyoung Engineering & Construction Co. Ltd.(b)	111,765
7,863	Tailim Packaging Co. Ltd.	21,249
8,575	TBH Global Co. Ltd. (The)(b)	60,513
2,118	Techwing, Inc.	22,708
1,053	Tera Semicon Co. Ltd.	29,289
1,108	TES Co Ltd.	25,365
Shares		Value
SOUTH KOREA (continued)
8,316	Texcell-Netcom Co. Ltd.(b)	$55,323
2,262	Thinkware Systems Corp.(b)	23,457
16,250	TK Chemical Corp.(b)	27,490
3,460	TK Corp.	27,549
753	Tokai Carbon Korea Co. Ltd.	23,194
25,895	Tongyang Life Insurance Co. Ltd.	228,706
50,293	Tongyang, Inc.	95,247
1,223	Tonymoly Co. Ltd.	22,839
7,910	Top Engineering Co. Ltd.	50,606
1,904	Toptec Co. Ltd.	45,847
9,525	Tovis Co. Ltd.	68,723
1,049	TS Corp.	23,508
2,363	Uju Electronics Co. Ltd.	34,680
3,120	Unid Co. Ltd.	131,474
4,676	Union Semiconductor Equipment & Materials Co. Ltd.	25,478
2,607	UniTest, Inc.	24,743
1,674	Value Added Technologies Co. Ltd.	42,957
1,227	Viatron Technologies, Inc.	22,213
1,447	Vieworks Co. Ltd.	83,801
4,876	Visang Education, Inc.	63,205
3,455	Vitzrocell Co. Ltd.(c)	44,026
3,019	Webzen Inc(b)	53,726
3,260	Whanin Pharmaceutical Co. Ltd.	49,420
7,358	Willbes & Co. (The)(b)	15,875
4,480	WiSoL Co. Ltd.	62,993
12,298	Wonik Holdings Corp.(b)	71,222
3,533	Wonik IPS Co. Ltd.(b)	80,415
411	Wonik Materials Co. Ltd.(b)	22,936
2,740	Wonik QnC Corp.(b)	24,320
5,897	Woongjin Holdings Co. Ltd.(b)	11,505
12,409	Woongjin Thinkbig Co. Ltd.(b)	96,402
3,901	Wooshin Systems Co. Ltd.	20,021
4,055	Y G-1 Co. Ltd.	38,487
3,685	Yearimdang Publishing Co. Ltd.(b)	19,333
1,080	YESCO Co. Ltd.	34,975
1,004	YG Entertainment, Inc.	26,646
866	Yonwoo Co. Ltd.(b)	24,278
9,270	Yoosung Enterprise Co. Ltd.	36,904
1,618	Yoosung T&S Co. Ltd.	6,790
3,932	Youlchon Chemical Co. Ltd.	45,958
145	Young Poong Corp.	120,164
10,642	Youngone Corp.	317,044
1,762	Youngone Holdings Co. Ltd.	82,224
24,717	Yuanta Securities Korea Co. Ltd.(b)	73,636
899	Yuhan Corp.	183,292
6,279	Yungjin Pharmaceutical Co. Ltd.(b)	47,179
1,571	Zeus Co. Ltd.	26,439
		75,457,571

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
SPAIN — 0.3%
13,281	Acciona SA	$1,095,731
12,680	Acerinox SA	177,074
57,299	ACS Actividades de Construccion y Servicios SA	2,124,011
2,550	Adveo Group International SA	10,583
18,012	Almirall SA	325,308
33,799	Applus Services SA	423,767
1,095,608	Banco de Sabadell SA	2,107,627
659	Banco Popular Espanol SA(b)	462
55,114	Bankia SA	66,880
143,492	Bankinter SA	1,263,421
895	Baron de Ley(b)	110,264
4,515	Bolsas y Mercados Espanoles SHMSF SA	161,809
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
485	Cia de Distribucion Integral Logista Holdings SA	11,596
14,653	Cie Automotive SA	315,160
4,520	Construcciones y Auxiliar de Ferrocarriles SA	181,633
80,465	Deoleo SA(b)	16,215
44,724	Distribuidora Internacional de Alimentacion SA	266,243
25,642	Ebro Foods SA	573,441
88,525	EDP Renovaveis SA	674,530
16,194	eDreams ODIGEO SA(b)	55,972
8,592	Elecnor SA	93,593
62,171	Enagas SA	1,635,509
34,719	Ence Energia y Celulosa SA	124,048
64,456	Ercros SA(b)	192,381
2,169	Euskaltel SA	22,060
27,381	Faes Farma SA	98,426
9,353	Fluidra SA	59,092
2,272	Fomento de Construcciones y Contratas SA(b)	21,037
31,022	Gamesa Corp. Tecnologica SA	670,270
16,692	Grupo Catalana Occidente SA	648,756
1,441	Iberpapel Gestion SA	47,090
9,566	Indra Sistemas SA(b)	131,139
6,773	Inmobiliaria Colonial SA	52,523
1,502	Laboratorios Farmaceuticos Rovi SA	24,836
38,115	Liberbank SA(b)	50,943
348,864	Mapfre SA	1,217,577
20,608	Mediaset Espana Comunicacion SA	284,083
20,767	Melia Hotels International SA	308,331
3,643	Miquel y Costas & Miquel SA	112,581
16,895	NH Hotel Group SA(b)	87,510
40,321	Obrascon Huarte Lain SA	176,565
23,531	Papeles y Cartones de Europa SA	176,863
9,252	Pescanova SA(b)(c)(d)	0
9,982	Pharma Mar SA(b)	38,274
1,765	Prim SA	18,707
Shares		Value
SPAIN (continued)
5,650	Promotora de Informaciones SA(b)	$20,156
18,972	Prosegur Cia de Seguridad SA	123,791
8,814	Quabit Inmobiliaria SA(b)	18,866
28,335	Red Electrica Corp. SA	552,490
134,338	Sacyr SA(b)	336,569
6,458	Talgo SA(b)	38,768
3,051	Tecnicas Reunidas SA	120,808
41,405	Tubacex SA	132,150
13,858	Tubos Reunidos SA(b)	16,379
4,430	Vidrala SA	260,100
6,047	Viscofan SA	361,890
10,741	Zardoya Otis SA	99,569
		18,335,457
SWEDEN — 0.8%
166,482	AAK AB	11,907,280
22,251	Acando AB	80,640
3,798	Addlife AB(b)	72,253
3,083	AddNode Group AB	26,454
12,158	AddTech AB - Class B	218,938
698,519	AF AB - B Shares(d)	14,700,184
7,790	Ahlstrom-Munksjo Oyj	147,396
2,072	Atrium Ljungberg AB - Class B	34,271
5,067	Autoliv, Inc.	507,663
2,441	Avanza Bank Holding AB	98,000
75,816	Axactor AB(b)	21,899
13,583	Axfood AB	215,615
6,689	B&B Tools AB - Class B	153,305
5,500	Beijer Alma AB	156,171
2,816	Beijer Ref AB	71,057
8,862	Betsson AB	75,740
11,179	Bilia AB	224,027
79,471	BillerudKorsnas AB	1,274,077
2,484	BioGaia AB - Class B	100,119
8,156	Biotage AB	46,502
1,799	Bonava AB	28,801
40,560	Bonava AB - Class B	655,752
2,022	Bulten AB	28,764
17,958	Byggmax Group AB	121,142
12,355	Castellum AB	169,201
1,272	Catena AB	18,741
7,218	Clas Ohlson AB - Class B	119,793
56,029	Cloetta AB - B Shares	226,462
16,142	Com Hem Holding AB	201,016
5,878	Dios Fastigheter AB	30,129
11,559	Doro AB	76,344
12,044	Duni AB	170,653
1,810	Dustin Group AB	14,969
52,670	Elekta AB - Class B	549,755
456,815	Eltel AB(b)	2,978,455
1,207	Enea AB	11,481
7,041	Fabege AB	121,307
2,223	Fagerhult AB	91,733
1,217	Fastighets AB Balder - Class B(b)	27,178

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
SWEDEN (continued)
21,939	Fingerprint Cards AB(b)	$87,362
12,104	Getinge AB - Class B	236,551
23,005	Granges AB	238,951
22,187	Gunnebo AB	121,991
3,932	Haldex AB	52,827
1,030	Hemfosa Fastigheter AB	9,547
49,658	Hexpol AB	551,955
5,834	HIQ International AB	39,849
12,960	Holmen AB - Class B	546,359
4,434	Hufvudstaden AB - Class A	69,484
16,852	Husqvarna AB - Class A	166,764
123,031	Husqvarna AB - Class B	1,223,045
16,467	Indutrade AB	389,119
14,684	Intrum Justitia AB	583,560
9,384	Inwido AB	134,817
20,956	JM AB	737,706
28,301	KappAhl AB	163,755
4,979	KNOW IT AB	73,359
16,156	Kungsleden AB	90,472
8,118	Lagercrantz Group AB - B Shares	88,674
18,526	Lindab International AB	169,316
22,722	Loomis AB - Class B	824,757
5,649	Medivir AB - Class B(b)	43,528
9,858	Mekonomen AB	195,328
6,846	Modern Times Group MTG AB - Class B	223,374
4,122	MQ Holding AB	15,637
9,038	Mycronic AB	89,285
13,909	NCC AB - Class B	369,816
2,159	Nederman Holding AB	63,620
66,395	Net Insight AB - Class B(b)	64,091
29,286	Netent AB	225,994
10,064	New Wave Group AB - Class B	71,299
41,644	Nibe Industrier AB - Class B	369,080
31,265	Nobia AB	323,511
1,178	Nobina AB	7,182
8,614	Nolato AB - B Shares	274,254
77,713	Opus Group AB	61,856
117,641	Peab AB	1,285,679
12,951	Pricer AB - B Shares	14,914
649	Proact IT Group AB	13,922
12,271	Qliro Group AB(b)	17,456
2,630	Raysearch Laboratories AB	65,919
10,568	Saab AB - Class B	524,027
166	Sagax AB - Class B	1,725
48,567	SAS AB(b)	80,056
7,101	Scandi Standard AB	42,691
3,644	Sectra AB - B Shares	66,854
3,842	Semcon AB	27,761
7,282	SkiStar AB	155,797
31,885	SSAB AB - A Shares(b)	139,207
147,413	SSAB AB - B Shares(b)	525,087
50,676	SSAB AB - Class A(b)	220,960
98,446	SSAB AB - Class B(b)	349,779
13,628	Sweco AB - Class B	338,034
Shares		Value
SWEDEN (continued)
2,770	Systemair AB	$49,256
35,111	Tele2 AB - B Shares	353,595
1,491	Thule Group AB	25,873
2,479	Vitrolife AB	141,340
12,698	Wallenstam AB	108,238
1,693	Wihlborgs Fastigheter AB	32,991
		49,352,503
SWITZERLAND — 1.6%
544,300	Allied World Assurance Co. Holdings AG	28,896,887
4,067	Allreal Holding AG	699,769
368	Alpiq Holding AG(b)	27,332
934	ALSO Holding AG	117,431
276	APG SGA SA	132,036
7,763	Arbonia AG(b)	144,337
25,085	Aryzta AG	814,569
11,931	Ascom Holding AG	225,430
827	Autoneum Holding AG	244,360
83	Bachem Holding AG - Class B	9,885
30,200	Baloise Holding AG	4,428,322
640	Bank Coop AG	27,916
554	Banque Cantonale de Geneve	86,302
935	Banque Cantonale Vaudoise	677,523
486	Barry Callebaut AG	667,212
942	Basler Kantonalbank	66,981
1,131	Belimo Holding AG	4,229,599
610	Bell Food Group AG	261,932
1,144	Berner Kantonalbank AG	217,303
528	BKW AG	28,602
2,740	Bobst Group SA	277,580
1,166	Bossard Holding AG(b)	232,263
2,624	Bucher Industries AG	845,877
18,581	Burckhardt Compression Holding AG	5,700,352
232	Burkhalter Holding AG	34,975
1,012	Calida Holding AG	40,124
36	Carlo Gavazzi Holding AG	11,334
4,713	Cavotec SA	14,260
2,014	Cembra Money Bank AG	171,848
178	Cham Paper Holding AG	66,191
200	Cicor Technologies(b)	7,749
40	Cie Financiere Tradition SA	4,213
117,388	Clariant AG	2,377,254
32,329	Coca-Cola HBC AG - CDI	896,911
638	Coltene Holding AG	54,438
140	Conzzeta AG	138,382
29,189	Daetwyler Holding AG	4,940,128
1,006	DKSH Holding AG	80,935
821	dormakaba Holding AG	703,420
2,354	Dufry AG(b)	385,630
844	Emmi AG	616,671
2,730	Energiedienst Holding AG	68,456
284	Feintool International Holding AG	36,107
46,077	Ferrexpo Plc	94,353

55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
SWITZERLAND (continued)
6,395	Flughafen Zuerich AG	$1,408,828
178	Forbo Holding AG	291,777
854	Galenica AG	927,813
47,446	GAM Holding AG	607,976
3,740	Garmin Ltd.	190,142
2,399	Georg Fischer AG	2,261,570
127	Gurit Holding AG	110,662
4,128	Helvetia Holdings AG	2,292,181
3,758	Highlight Communications AG(b)	22,105
201	HOCHDORF Holding AG	61,613
1,701	Huber & Suhner AG	114,540
5,293	Implenia AG	406,417
249	Inficon Holding AG	130,756
136	Interroll Holding AG	159,920
104	Intershop Holding AG	50,092
100,579	IWG Plc	423,248
243	Jungfraubahn Holding AG	26,645
1,015	Kardex AG	111,803
1,169	Komax Holding AG	311,929
19,796	Kudelski SA(b)	343,197
144	LEM Holding SA	147,184
13,174	Logitech International SA	440,237
10,301	Lonza Group AG	2,106,787
989	Luzerner Kantonalbank AG	427,407
275	MCH Group AG	18,877
74	Metall Zug AG - Class B	291,017
1,111	Meyer Burger Technology AG(b)	916
1,603	Mobilezone Holding AG	24,488
1,904	Mobimo Holding AG	511,879
111,727	OC Oerlikon Corp AG(b)	1,341,847
1,320	Orascom Development Holding AG(b)	7,350
3,404	Oriflame Holding AG	139,507
1,832	Orior AG	140,576
1,572	Panalpina Welttransport Holding AG	208,073
208	Phoenix Mecano AG	110,480
140	Plazza AG	32,432
1,688	PSP Swiss Property AG	151,326
1,315	Rieter Holding AG	291,811
154	Romande Energie Holding SA	199,504
23	Schaffner Holding AG(b)	6,519
125,129	Schmolz & Bickenbach AG(b)	114,440
225	Schweiter Technologies AG	270,452
818	Siegfried Holding AG	233,890
1,983	Sonova Holding AG	293,165
763	St. Galler Kantonalbank AG	331,272
258,092	STMicroelectronics NV	4,174,927
1,057	Straumann Holding AG	557,714
4,456	Sulzer AG	519,941
858	Sunrise Communications Group AG	63,768
8,673	Swiss Life Holding AG	2,822,430
896	Swissquote Group Holding SA	24,674
Shares		Value
SWITZERLAND (continued)
953	Tamedia AG	$140,316
717	Tecan Group AG	122,358
4,539	Temenos Group AG	393,000
25,930	Transocean Ltd.(b)	286,008
31,898	U-Blox AG	7,068,853
4,427	Valiant Holding AG	508,104
1,601	Valora Holding AG	549,489
457	Vaudoise Assurances Holding SA	237,916
42	Vetropack Holding AG	82,945
7,402	Vontobel Holding AG	435,937
60	VZ Holding AG	16,688
679	Walter Meier AG	30,299
1,680	Wizz Air Holdings Plc(b)	38,405
272	Ypsomed Holding AG	52,350
3,383	Zehnder Group AG	114,580
52	Zug Estates Holding AG - B Shares	91,457
31	Zuger Kantonalbank AG	166,216
		96,396,204
TAIWAN — 1.3%
75,000	Ability Enterprise Co. Ltd.	49,841
119,000	AcBel Polytech, Inc.	92,294
71,000	Accton Technology Corp.	161,198
733,878	Acer, Inc.	346,616
66,000	Aces Electronic Co. Ltd.	54,688
64,765	Achem Technology Corp.	22,432
7,000	Acter Co. Ltd.	30,625
16,000	Actron Technology Corp.	56,478
3,000	Addcn Technology Co. Ltd.	22,422
9,998	Adlink Technology, Inc.	21,970
8,000	Advanced Ceramic X Corp.	84,187
139,000	Advanced Connectek, Inc.(b)	49,987
48,000	Advanced International Multitech Co. Ltd.	44,307
26,000	Advanced Optoelectronic Technology, Inc.	24,732
36,000	Advanced Wireless Semiconductor Co.	73,262
59,464	Advancetek Enterprise Co. Ltd.	39,418
64,000	AGV Products Corp.(b)	15,973
234,694	Airtac International Group	2,683,684
28,000	Alchip Technologies Ltd.	55,590
9,000	All Ring Tech Co. Ltd.	23,417
25,572	Alltek Technology Corp.	21,698
11,000	Alltop Technology Co. Ltd.	25,485
85,000	Alpha Networks, Inc.	69,164
78,050	Altek Corp.	69,588
44,000	Ambassador Hotel (The)	34,053
18,000	AMPOC Far-East Co. Ltd.	16,914
24,139	Anpec Electronics Corp.	30,483
20,000	Apacer Technology, Inc.	26,018
64,000	APCB, Inc.(b)	65,971
26,000	Apex Biotechnology Corp.	33,522
68,000	Apex International Co. Ltd.	66,375

56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
TAIWAN (continued)
72,000	Arcadyan Technology Corp.	$121,229
165,872	Ardentec Corp.	136,344
63,427	Arima Communications Corp.(b)	10,279
83,000	Asia Cement Corp.	81,979
66,000	Asia Optical Co., Inc.(b)	126,877
193,000	Asia Pacific Telecom Co. Ltd.(b)	62,178
161,100	Asia Vital Components Co. Ltd.	134,023
4,000	Asmedia Technology, Inc.	41,497
4,000	ASPEED Technology, Inc.	77,690
27,000	Aten International Co. Ltd.	74,366
44,800	Audix Corp.	62,365
16,000	AURAS Technology Co. Ltd.	43,645
12,000	Aurora Corp.	23,029
11,000	Avalue Technology, Inc.	20,453
23,000	AVY Precision Technology, Inc.	37,278
13,000	Axiomtek Co. Ltd.	25,379
100,278	Bank of Kaohsiung Co. Ltd.	32,239
49,000	BenQ Materials Corp.	26,554
459,350	BES Engineering Corp.	95,156
7,000	Bioteque Corp.	22,343
47,000	Boardtek Electronics Corp.	43,229
11,000	Bothhand Enterprise, Inc.	24,318
11,000	Browave Corp.(b)	20,125
13,000	C Sun Manufacturing Ltd.(b)	8,381
316,781	Capital Securities Corp.	104,890
187,000	Career Technology Manufacturing Co. Ltd.	125,819
81,000	Casetek Holdings Ltd.	240,280
138,300	Cathay Real Estate Development Co. Ltd.	92,823
20,000	Center Laboratories, Inc.(b)	38,116
19,760	Central Reinsurance Co. Ltd.	9,398
180,000	Chailease Holding Co. Ltd.	458,785
26,000	ChainQui Construction Development Co. Ltd.	15,425
87,000	Champion Building Materials Co. Ltd.(b)	22,492
1,730	Chang Wah Electromaterials, Inc.	8,945
50,000	Channel Well Technology Co. Ltd.	51,374
30,185	Charoen Pokphand Enterprise	56,926
13,000	Chaun-Choung Technology Corp.	51,059
13,000	CHC Resources Corp.	23,224
15,000	Chen Full International Co. Ltd.	25,206
22,000	Chenbro Micom Co. Ltd.	38,792
697,920	Cheng Loong Corp.	330,790
233,797	Cheng Uei Precision Industry Co. Ltd.	328,173
36,000	Chenming Mold Industry Corp.	25,892
13,000	Chian Hsing Forging Industrial Co. Ltd.	23,440
125,024	Chicony Electronics Co. Ltd.	329,850
Shares		Value
TAIWAN (continued)
30,000	Chicony Power Technology Co. Ltd.	$55,782
48,120	Chien Kuo Construction Co. Ltd.	14,434
20,164	Chilisin Electronics Corp.	54,803
76,000	Chimei Materials Technology Corp.	38,288
1,439,744	China Airlines Ltd.	446,177
209,000	China Bills Finance Corp.	102,522
64,000	China Chemical & Pharmaceutical Co. Ltd.	39,561
11,000	China Ecotek Corp.	15,750
51,000	China Electric Manufacturing Corp.(b)	13,100
71,305	China General Plastics Corp.	62,984
555,472	China Life Insurance Co. Ltd.	517,343
125,077	China Metal Products	122,503
18,114	China Steel Chemical Corp.	71,745
37,000	China Steel Structure Co. Ltd.	25,937
281,321	China Synthetic Rubber Corp.	284,855
31,360	China Wire & Cable Co. Ltd.	25,725
41,000	Chinese Maritime Transport Ltd.	38,797
178,883	Chin-Poon Industrial Co. Ltd.	365,225
309,000	Chipbond Technology Corp.	460,873
117,751	Chipmos Technologies, Inc.	103,814
22,000	Chong Hong Construction Co. Ltd.	51,334
33,876	Chroma ATE, Inc.	105,992
64,000	Chun Yu Works & Co. Ltd.	29,485
162,779	Chun Yuan Steel	65,012
162,000	Chung Hung Steel Corp.(b)	48,647
138,779	Chung Hwa Pulp Corp.	46,227
125,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	78,175
228,000	Chunghwa Picture Tubes Ltd.(b)	10,353
3,000	Chunghwa Precision Test Tech Co. Ltd.	116,834
13,000	Cleanaway Co. Ltd.	74,111
101,348	Clevo Co.	92,880
533,000	CMC Magnetics Corp.(b)	66,601
30,034	CoAsia Microelectronics Corp.	15,678
1,845,000	Compal Electronics, Inc.	1,235,259
536,000	Compeq Manufacturing Co. Ltd.	394,392
18,000	Compucase Enterprise	24,640
51,000	Concord Securities Co. Ltd.	11,562
8,000	Concraft Holding Co. Ltd.	33,940
115,873	Continental Holdings Corp.	41,862
33,000	Contrel Technology Co. Ltd.	24,446
230,200	Coretronic Corp.	326,557
26,000	Co-Tech Development Corp.(b)	43,260
50,000	Coxon Precise Industrial Co. Ltd.	50,794
129,000	CSBC Corp. Taiwan	60,073

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
TAIWAN (continued)
106,838	CTCI Corp.	$186,969
6,900	Cub Elecparts, Inc.	72,268
18,000	CviLux Corp.	19,628
20,000	Cx Technology Co. Ltd.	21,610
6,000	Cyberpower Systems, Inc.	19,469
36,000	CyberTAN Technology, Inc.	23,506
6,000	Cypress Technology Co. Ltd.	29,233
110,000	DA CIN Construction Co. Ltd.	70,548
74,833	Da-Li Development Co. Ltd.	57,791
95,000	Danen Technology Corp.(b)	21,821
134,000	Darfon Electronics Corp.	115,919
173,000	Darwin Precisions Corp.	79,129
25,000	De Licacy Industrial Co. Ltd.	23,657
66,201	Delpha Construction Co. Ltd.	31,926
41,000	Depo Auto Parts Industrial Co. Ltd.	118,226
7,000	DFI, Inc.	12,737
30,000	Dimerco Express Corp.	23,019
198,904	D-Link Corp.	82,737
60,183	Dynamic Electronics Co. Ltd.(b)	18,172
84,000	Dynapack International Technology Corp.	112,618
172,000	E Ink Holdings, Inc.	175,586
63,675	Eastern Media International Corp.(b)	20,704
31,000	Eclat Textile Co. Ltd.	339,581
38,000	Edison Opto Corp.	20,656
45,895	Edom Technology Co. Ltd.	24,186
13,000	eGalax_eMPIA Technology, Inc.	22,276
51,320	Elan Microelectronics Corp.	72,717
14,000	E-LIFE MALL Corp.	29,605
17,280	Elite Advanced Laser Corp.	76,174
43,967	Elite Material Co. Ltd.	175,600
37,000	Elite Semiconductor Memory Technology, Inc.	51,322
126,489	Elitegroup Computer Systems Co. Ltd.	82,381
11,000	eMemory Technology, Inc.	151,487
54,819	ENG Electric Co. Ltd.	31,887
8,000	Ennoconn Corp.	87,104
133,000	EnTie Commercial Bank Co. Ltd.	58,629
28,000	Epileds Technologies, Inc.(b)	20,417
281,015	Epistar Corp.(b)	279,422
16,000	Eson Precision Ind. Co., Ltd.	24,606
135,270	Eternal Materials Co. Ltd.	144,815
28,000	E-Ton Solar Tech Co. Ltd.(b)	8,473
46,000	Etron Technology, Inc.(b)	18,601
6,000	Eurocharm Holdings Co. Ltd.	17,301
4,633,985	Eva Airways Corp.	2,280,822
149,000	Everest Textile Co. Ltd.	81,239
246,000	Evergreen International Storage & Transport Corp.	111,703
482,138	Evergreen Marine Corp. Taiwan Ltd.(b)	212,536
Shares		Value
TAIWAN (continued)
129,342	Everlight Chemical Industrial Corp.	$84,025
198,643	Everlight Electronics Co. Ltd.	312,735
26,373	Excelsior Medical Co. Ltd.	39,466
21,000	EZconn Corp.	38,839
358,062	Far Eastern Department Stores Ltd.	189,291
733,846	Far Eastern International Bank	229,851
39,478	Faraday Technology Corp.	47,956
43,000	Farglory F T Z Investment Holding Co. Ltd.(b)	20,238
159,000	Farglory Land Development Co. Ltd.	215,541
127,255	Federal Corp.	58,416
13,000	Feedback Technology Corp.	24,991
75,320	Feng Hsin Steel Co. Ltd.	127,318
49,720	Feng TAY Enterprise Co. Ltd.	191,161
66,778	First Hotel	37,958
61,000	First Insurance Co. Ltd. (The)(b)	26,991
203,000	First Steamship Co. Ltd.(b)	52,817
49,594	FLEXium Interconnect, Inc.	184,102
9,955	Flytech Technology Co. Ltd.	33,985
37,000	Focaltech Systems Co. Ltd.	45,743
11,000	Forest Water Environment Engineering Co. Ltd.	24,063
103,000	Formosa Advanced Technologies Co. Ltd.	96,954
9,764	Formosa International Hotels Corp.	51,132
18,000	Formosa Laboratories, Inc.	53,396
31,203	Formosa Oilseed Processing Co. Ltd.	51,710
123,900	Formosan Rubber Group, Inc.	68,375
110,628	Formosan Union Chemical	74,251
33,000	Fortune Electric Co. Ltd.	18,977
58,210	Founding Construction & Development Co. Ltd.	30,484
35,000	Foxlink Image Technology Co. Ltd.	21,113
11,000	Foxsemicon Integrated Technology, Inc.	45,574
90,321	Froch Enterprise Co. Ltd.(b)	33,379
12,000	Fulgent Sun International Holding Co. Ltd.	30,267
169,000	Fulltech Fiber Glass Corp.	86,822
105,412	Fwusow Industry Co. Ltd.	57,124
23,000	Gallant Precision Machining Co. Ltd.	18,753
87,000	Gemtek Technology Corp.	97,753
20,000	General Interface Solution Holding Ltd.	111,697
18,000	Genesys Logic, Inc.	24,252
7,000	Genius Electronic Optical Co. Ltd.(b)	82,016
7,610	GeoVision, Inc.	10,392
77,000	Getac Technology Corp.	99,915

58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
TAIWAN (continued)
31,000	Giant Manufacturing Co. Ltd.	$187,515
122,000	Giantplus Technology Co. Ltd.	67,933
75,781	Gigabyte Technology Co. Ltd.	100,343
6,400	Gigasolar Materials Corp.	56,213
184,000	Gigastorage Corp.(b)	132,949
331,000	Ginko International Co. Ltd.	2,726,244
150,570	Gintech Energy Corp.(b)	86,836
167,000	Global Brands Manufacture Ltd.(b)	67,805
42,000	Global Lighting Technologies, Inc.	75,172
21,000	Global Mixed Mode Technology, Inc.	49,488
7,000	Global PMX Co. Ltd.	32,250
6,000	Global Unichip Corp.	20,980
14,000	Globalwafers Co. Ltd.	100,229
76,650	Globe Union Industrial Corp.	44,459
141,880	Gloria Material Technology Corp.	92,405
13,000	Glory Science Co. Ltd.	28,093
292,770	Gold Circuit Electronics Ltd.(b)	107,711
370,852	Goldsun Building Materials Co. Ltd.	101,160
11,350	Gourmet Master Co. Ltd.	113,985
42,000	Grand Ocean Retail Group Ltd.	32,714
224,000	Grand Pacific Petrochemical	146,631
4,000	Grand Plastic Technology Corp.	23,334
17,000	Grape King Bio Ltd.	109,310
59,000	Great China Metal Industry	50,941
40,000	Great Taipei Gas Co. Ltd.	33,343
272,946	Great Wall Enterprise Co. Ltd.	264,162
72,000	Greatek Electonics, Inc.	101,183
92,000	Green Energy Technology, Inc.(b)	47,874
27,000	GTM Holdings Corp.(b)	15,661
207,000	Hannstar Board Corp.	118,350
692,000	HannStar Display Corp.(b)	186,240
155,000	HannsTouch Solution, Inc.(b)	55,227
15,000	Hanpin Electron Co. Ltd.	22,994
30,300	Harvatek Corp.(b)	10,193
110,000	Hey Song Corp.	121,043
191,666	Highwealth Construction Corp.	323,350
44,620	Hitron Technology, Inc.	32,980
22,575	Hiwin Technologies Corp.	144,035
226,281	Ho Tung Chemical Corp.(b)	67,650
87,000	Hocheng Corp.	26,413
8,800	Holiday Entertainment Co. Ltd.	15,459
28,000	Holtek Semiconductor, Inc.	51,970
65,294	Holy Stone Enterprise Co. Ltd.	90,136
136,514	Hong Pu Real Estate Development Co. Ltd.	110,855
29,624	Hota Industrial Manufacturing Co. Ltd.	130,589
68,678	Hsin Kuang Steel Co. Ltd.	51,899
56,993	Hsing TA Cement Co.	19,268
98,000	HTC Corp.(b)	235,166
Shares		Value
TAIWAN (continued)
11,000	Hu Lane Associate, Inc.	$53,777
62,479	Huaku Development Co. Ltd.	143,301
56,000	Huang Hsiang Construction Co.	81,482
31,000	Hung Ching Development & Construction Co. Ltd.	21,680
74,000	Hung Sheng Construction Ltd.	47,337
42,830	Hwa Fong Rubber Co. Ltd.	15,189
29,000	Ibase Technology, Inc.	57,287
34,341	Ichia Technologies, Inc.(b)	23,618
22,000	I-Chiun Precision Industry Co. Ltd.(b)	6,701
31,000	IEI Integration Corp.	47,110
9,000	Innodisk Corp.	30,874
6,000	Intai Technology Corp.	27,046
15,000	Integrated Service Technology, Inc.	48,921
12,000	International Games System Co. Ltd.	76,961
823,155	Inventec Corp.	612,503
10,000	Iron Force Industrial Co. Ltd.	54,025
12,000	I-Sheng Electric Wire & Cable Co. Ltd.	19,568
55,000	ITEQ Corp.	82,488
28,000	Jarllytec Co. Ltd.	50,393
10,000	Jentech Precision Industrial Co. Ltd.	23,201
14,000	Jess-Link Products Co. Ltd.	14,129
459,731	Jih Sun Financial Holdings Co. Ltd.	108,643
4,680	Johnson Health Tech Co. Ltd.	6,515
80,000	K Laser Technology, Inc.	42,160
25,000	Kaori Heat Treatment Co. Ltd.	40,270
13,000	Kaulin Manufacturing Co. Ltd.	7,756
7,000	KD Holding Corp.	40,254
165,823	KEE TAI Properties Co. Ltd.	61,007
136,682	Kenda Rubber Industrial Co. Ltd.	220,170
60,000	Kenmec Mechanical Engineering Co. Ltd.	20,086
49,000	Kerry TJ Logistics Co. Ltd.	67,562
207,000	Kindom Construction Corp.	130,700
36,000	King Chou Marine Technology Co. Ltd.	46,057
86,000	King Slide Works Co. Ltd.	1,324,020
587,184	King Yuan Electronics Co. Ltd.	530,336
5,000	Kingpak Technology, Inc.	28,504
374,185	King’s Town Bank Co. Ltd.	359,662
27,062	King’s Town Construction Co. Ltd.(b)	21,437
25,000	Kinik Co.	58,251
24,000	Kinko Optical Co. Ltd.(b)	27,722
501,343	Kinpo Electronics, Inc.	187,769
69,000	Kinsus Interconnect Technology Corp.	179,527
546,123	KMC Kuei Meng International, Inc.	2,642,735
32,328	KS Terminals, Inc.	49,771

59

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
TAIWAN (continued)
11,000	Kung Long Batteries Industrial Co. Ltd.	$55,964
81,000	Kung Sing Engineering Corp.(b)	34,767
31,000	Kuo Toong International Co. Ltd.	20,961
104,982	Kuoyang Construction Co. Ltd.	48,018
109,110	Kwong Fong Industries Corp.	101,259
31,000	Kwong Lung Enterprise Co. Ltd.	46,236
91,000	L&K Engineering Co. Ltd.	104,057
8,000	Land Mark Optoelectronics Corp.	70,266
14,000	Lanner Electronics, Inc.	21,600
1,330,000	LCY Chemical Corp.	1,913,162
196,714	Lealea Enterprise Co. Ltd.	54,377
43,000	LEE CHI Enterprises Co. Ltd.	15,464
15,000	Lelon Electronics Corp.	20,657
62,275	Leofoo Development Co. Ltd.	16,905
199,000	Lextar Electronics Corp.	137,521
10,000	Li Cheng Enterprise Co. Ltd.	26,416
167,788	Li Peng Enterprise Co. Ltd.(b)	44,824
33,138	Lian Hwa Food Corp.	38,771
269,181	Lien Hwa Industrial Corp.	244,012
207,000	Lingsen Precision Industries Ltd.	98,111
53,882	Lite-On Semiconductor Corp.	53,130
122,000	Long Bon International Co. Ltd.	66,922
263,193	Long Chen Paper Co. Ltd.	237,276
29,000	Longwell Co.	30,806
17,451	Lotes Co. Ltd.	67,384
69,000	Lucky Cement Corp.	22,046
13,939	Lumax International Corp. Ltd.	23,885
16,000	LuxNet Corp.	18,296
9,000	Macauto Industrial Co. Ltd.	52,650
10,000	Macroblock Inc.	23,864
183,509	Macronix International(b)	81,807
10,000	Mag Layers Scientific-Technics Co. Ltd.	24,295
30,213	Makalot Industrial Co. Ltd.	127,177
44,000	Marketech International Corp.	60,011
327,998	Masterlink Securities Corp.	91,754
7,000	Materials Analysis Technology, Inc.	24,129
2,152	Mayer Steel Pipe Corp.(b)	956
31,440	Meiloon Industrial Co. Ltd.	22,092
167,047	Mercuries & Associates Holding Ltd.	133,434
269,017	Mercuries Life Insurance Co. Ltd.(b)	137,759
23,130	Merida Industry Co. Ltd.	124,194
21,091	Merry Electronics Co. Ltd.	125,130
64,000	Microbio Co. Ltd.(b)	46,243
119,404	Micro-Star International Co. Ltd.	239,433
48,000	MIN AIK Technology Co. Ltd.	49,398
33,369	Mirle Automation Corp.	44,627
Shares		Value
TAIWAN (continued)
262,000	Motech Industries Inc.(b)	$231,424
16,000	MPI Corp.	57,274
4,000	Nak Sealing Technologies Corp.	10,898
34,000	Namchow Chemical Industrial Co. Ltd.	68,742
70,590	Nan Kang Rubber Tire Co. Ltd.	67,382
8,000	Nan Liu Enterprise Co. Ltd.	39,773
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.	13,074
65,000	Nan Ya Printed Circuit Board Corp.	56,984
16,000	Nang Kuang Pharmaceutical Co. Ltd.	21,239
64,767	Nantex Industry Co. Ltd.	50,125
21,000	National Petroleum Co. Ltd.	27,737
232,428	Neo Solar Power Corp.(b)	108,237
34,043	Nichidenbo Corp.	31,029
40,267	Nien Hsing Textile Co. Ltd.	35,635
24,000	Nien Made Enterprise Co. Ltd.	243,015
999,000	Novatek Microelectronics Corp.	3,840,907
17,000	Nuvoton Technology Corp.	24,088
23,000	Ocean Plastics Co. Ltd.(b)	18,753
171,000	OptoTech Corp.	100,602
239,000	Orient Semiconductor Electronics Ltd.(b)	77,868
35,500	Oriental Union Chemical Corp.	26,474
654,000	Pacific Hospital Supply Co. Ltd.(d)	1,688,595
18,000	Paiho Shih Holdings Corp.	22,164
225,453	Pan Jit International, Inc.	128,901
7,000	Parade Technologies Ltd.	82,248
4,242	Paragon Technologies Co. Ltd.	2,903
12,545	PChome Online, Inc.	107,276
2,000	Pharmally International Holding Co. Ltd.	31,520
103,616	Phihong Technology Co. Ltd.(b)	49,797
26,000	Phison Electronics Corp.	245,169
12,000	Pixart Imaging, Inc.	31,421
12,000	Planet Technology Corp.	21,239
29,000	Plastron Precision Co. Ltd.	21,483
11,000	Polytronics Technology Corp.	22,422
50,000	Portwell, Inc.	64,217
11,000	Posiflex Technology, Inc.	59,975
49,000	Power Quotient International Co. Ltd.	19,408
686,200	Powertech Technology, Inc.	2,153,828
9,151	Poya International Co. Ltd.	124,961
400,939	President Securities Corp.	178,736
86,000	Primax Electronics Ltd.	143,376
384,370	Prince Housing & Development Corp.	152,240
4,000	Pro Hawk Corp.	21,743
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	27,490

60

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
TAIWAN (continued)
16,000	Promise Technology, Inc.	$7,424
446,520	Qisda Corp.	284,153
48,000	Qualipoly Chemical Corp.	53,933
6,000	Quang Viet Enterprise Co. Ltd.	32,912
118,000	Quintain Steel Co. Ltd.(b)	37,350
234,008	Radiant Opto-Electronics Corp.	488,632
201,677	Radium Life Tech Co. Ltd.(b)	94,919
12,000	Ralec Electronic Corp.	23,784
79,825	Realtek Semiconductor Corp.	269,867
71,771	Rechi Precision Co. Ltd.	77,787
182,616	Rich Development Co. Ltd.	56,230
537,597	Ritek Corp.(b)	91,230
107,000	Ruentex Development Co. Ltd.(b)	130,687
48,781	Ruentex Industries Ltd.	78,496
16,000	Run Long Construction Co. Ltd.	25,667
5,000	Sagittarius Life Science Corp.	16,904
75,335	Sampo Corp.	46,193
37,113	San Fang Chemical Industry Co. Ltd.	45,944
17,600	San Shing Fastech Corp.	31,384
74,080	Sanyang Motor Co. Ltd.	52,667
10,000	SCI Pharmtech, Inc.	24,262
7,000	Scientech Corp.	12,505
31,000	SDI Corp.	50,655
10,000	Senao International Co. Ltd.	17,533
5,000	Senao Networks, Inc.	23,367
53,000	Sercomm Corp.	133,681
47,309	Sesoda Corp.	45,316
16,000	Sharehope Medicine Co. Ltd.	18,906
19,000	ShenMao Technology, Inc.	19,647
54,000	Shieh Yih Machinery Industry Co. Ltd.	24,699
87,000	Shih Wei Navigation Co. Ltd.(b)	28,836
2,254,606	Shin Kong Financial Holding Co. Ltd.(b)	601,557
38,000	Shin Zu Shing Co. Ltd.	105,419
127,658	Shining Building Business Co. Ltd.(b)	44,850
116,000	Shinkong Insurance Co. Ltd.	97,657
276,314	Shinkong Synthetic Fibers Corp.	82,974
33,000	Shinkong Textile Co. Ltd.	46,485
12,000	Shiny Chemical Industrial Co. Ltd.	25,654
7,000	Shunsin Technology Holding Ltd.	24,129
195,000	Sigurd Microelectronics Corp.	173,213
147,000	Simplo Technology Co. Ltd.	492,095
46,364	Sinbon Electronics Co. Ltd.	114,485
182,170	Sincere Navigation Corp.	126,796
33,000	Sinher Technology, Inc.	58,954
6,487	Sinmag Equipment Corp.	29,886
10,000	Sino-American Electronic Co. Ltd.	22,140
117,000	Sino-American Silicon Products, Inc.	169,852
Shares		Value
TAIWAN (continued)
236,000	Sinon Corp.	$122,807
15,146	Sinphar Pharmaceutical Co. Ltd.	11,571
23,487	Sinyi Realty, Inc.	27,013
39,000	Sirtec International Co. Ltd.	59,590
28,000	Sitronix Technology Corp.	84,081
36,000	Siward Crystal Technology Co. Ltd.	24,938
48,000	Solar Applied Materials Technology Co.(b)	17,898
186,013	Solartech Energy Corp.(b)	79,224
16,000	Solteam Electronics Co. Ltd.	21,928
15,000	Sonix Technology Co. Ltd.	17,649
117,000	Southeast Cement Co. Ltd.	62,822
11,249	Sporton International, Inc.	66,552
8,000	St Shine Optical Co. Ltd.	154,851
26,560	Standard Chemical & Pharmaceutical Co. Ltd.	28,874
63,233	Standard Foods Corp.	156,139
33,000	Stark Technology, Inc.	34,016
27,000	Sunko Ink Co. Ltd.(b)	13,871
11,000	Sunny Friend Environmental Technology Co. Ltd.	53,230
42,000	Sunonwealth Electric Machine Industry Co. Ltd.	45,799
104,171	Sunrex Technology Corp.	65,428
60,000	Sunspring Metal Corp.	89,490
174,245	Supreme Electronics Co. Ltd.	137,740
36,000	Swancor Holding Co. Ltd.	80,422
90,874	Sweeten Real Estate Development Co. Ltd.	42,469
30,000	Syncmold Enterprise Corp.	66,521
211,550	Synnex Technology International Corp.	229,283
14,000	Sysage Technology Co. Ltd.	13,665
43,000	Sysgration(b)	12,898
29,000	Systex Corp.	58,248
128,631	TA Chen Stainless Pipe Co. Ltd.	70,772
206,340	Ta Ya Electric Wire & Cable(b)	42,744
6,000	Ta Yih Industrial Co. Ltd.	16,009
53,000	Tah Hsin Industrial Corp.	45,322
46,262	TA-I Technology Co. Ltd.	34,653
27,000	Tai Tung Communication Co. Ltd.(b)	21,388
762,911	Taichung Commercial Bank Co. Ltd.	247,805
10,000	TaiDoc Technology Corp.	33,642
47,580	Taiflex Scientific Co. Ltd.	58,507
16,000	Taimide Tech, Inc.	26,303
10,000	Tainan Enterprises Co. Ltd.	8,833
839,045	Tainan Spinning Co. Ltd.	386,554
135,000	Tainergy Tech Co. Ltd.	57,497
35,716	Taisun Enterprise Co. Ltd.(b)	17,638
56,924	Taita Chemical Co. Ltd.(b)	18,056
29,000	Taiwan Acceptance Corp.	85,065
2,315,443	Taiwan Business Bank	640,045

61

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
TAIWAN (continued)
12,000	Taiwan Chinsan Electronic Industrial Co. Ltd.	$21,875
61,088	Taiwan Cogeneration Corp.	46,771
6,000	Taiwan FamilyMart Co. Ltd.	40,867
147,000	Taiwan Fertilizer Co. Ltd.	198,787
54,320	Taiwan Fire & Marine Insurance Co. Ltd.	34,118
74,000	Taiwan FU Hsing Industrial Co. Ltd.	103,871
295,919	Taiwan Glass Industrial Corp.(b)	151,044
132,081	Taiwan Hon Chuan Enterprise Co. Ltd.	273,609
30,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	17,600
214,701	Taiwan Land Development Corp.	80,412
12,471	Taiwan Line Tek Electronic	9,156
49,544	Taiwan Navigation Co. Ltd.	20,773
40,032	Taiwan Paiho Ltd.	133,347
154,000	Taiwan PCB Techvest Co. Ltd.	164,867
108,120	Taiwan Pulp & Paper Corp.(b)	46,586
39,000	Taiwan Sakura Corp.	45,307
43,408	Taiwan Secom Co. Ltd.	126,752
66,000	Taiwan Semiconductor Co. Ltd.	87,064
50,010	Taiwan Sogo Shin Kong Security Co. Ltd.	66,136
88,500	Taiwan Styrene Monomer	67,905
160,875	Taiwan Surface Mounting Technology Corp.	142,900
199,469	Taiwan TEA Corp.	108,094
51,000	Taiwan Union Technology Corp.	91,618
25,322	Taiyen Biotech Co. Ltd.	25,640
662,000	Tatung Co. Ltd.(b)	242,455
6,000	TCI Co. Ltd.	34,802
820,000	Teco Electric and Machinery Co. Ltd.	812,635
4,000	Tehmag Foods Corp.	32,747
31,000	Test Research, Inc.	41,253
81,000	Test Rite International Co. Ltd.	53,425
21,000	Thinking Electronic Industrial Co. Ltd.	45,451
25,525	Thye Ming Industrial Co, Ltd.	32,106
41,000	T-Mac Techvest PCB Co. Ltd.	17,734
208,100	Ton Yi Industrial Corp.	100,701
24,000	Tong Hsing Electronic Industries Ltd.	101,820
84,834	Tong Yang Industry Co. Ltd.	143,963
73,946	Tong-Tai Machine & Tool Co. Ltd.	52,694
9,000	TOPBI International Holdings Ltd.	29,830
38,662	Topco Scientific Co. Ltd.	126,477
104,049	Topoint Technology Co. Ltd.	92,251
17,000	Toung Loong Textile Manufacturing Co.	44,400
Shares		Value
TAIWAN (continued)
131,000	TPK Holding Co. Ltd.(b)	$468,927
28,137	Transcend Information, Inc.	96,056
228,000	Tripod Technology Corp.	644,606
24,300	Truelight Corp.	37,049
22,000	Tsang Yow Industrial Co. Ltd.	25,776
21,988	Tsann Kuen Enterprise Co. Ltd.	21,718
6,000	TSC Auto ID Technology Co. Ltd.	44,148
160,000	Tsec Corp(b)	59,925
61,942	TSRC Corp.	70,932
15,000	Ttet Union Corp.	46,137
3,000	TTFB Co. Ltd.	22,870
23,000	TTY Biopharm Co. Ltd.	78,519
234,315	Tung Ho Steel Enterprise Corp.	189,108
232,000	Tung Thih Electronic Co. Ltd.	1,591,727
8,000	TURVO International Co. Ltd.	28,239
82,815	TXC Corp.	122,146
56,000	TYC Brother Industrial Co. Ltd.	57,724
88,303	Tycoons Group Enterprise(b)	15,570
94,458	Tyntek Corp.	43,987
38,000	UDE Corp.	49,876
66,000	U-Ming Marine Transport Corp.	66,829
741,000	Unimicron Technology Corp.	456,816
432,686	Union Bank of Taiwan	130,648
32,762	Union Insurance Co. Ltd.	15,094
212,037	Unitech Printed Circuit Board Corp.	79,766
11,000	United Orthopedic Corp.	24,719
25,000	United Radiant Technology(b)	20,135
186,000	Unity Opto Technology Co. Ltd.	80,451
60,000	Univacco Technology, Inc.	41,364
255,127	Universal Cement Corp.	220,702
9,000	Universal Microwave Technology, Inc.	23,178
180,000	Unizyx Holding Corp.(b)	94,561
213,922	UPC Technology Corp.	91,820
370,337	USI Corp.	185,960
12,000	Usun Technology Co. Ltd.	21,557
138,000	Vanguard International Semiconductor Corp.	263,458
39,800	Ve Wong Corp.	31,462
33,000	Visual Photonics Epitaxy Co. Ltd.	62,126
10,000	Vivotek, Inc.	29,399
206,452	Voltronic Power Technology Corp.	2,945,795
136,287	Wafer Works Corp.(b)	85,374
69,000	Wah Lee Industrial Corp.	113,433
1,563,000	Walsin Lihwa Corp.	701,954
205,000	Walton Advanced Engineering, Inc.	97,503
148,300	Wan Hai Lines Ltd.	82,086
32,000	Wei Chuan Foods Corp.(b)	19,621
33,290	Weikeng Industrial Co. Ltd.	19,088
20,000	Well Shin Technology Co. Ltd.	34,934

62

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
TAIWAN (continued)
52,460	Win Semiconductors Corp.	$233,863
1,375,977	Winbond Electronics Corp.	777,581
51,000	Winstek Semiconductor Co. Ltd.	43,104
44,673	Wintek Corp.(b)(c)(d)	508
130,156	Wisdom Marine Lines Co. Ltd.	140,203
642,276	Wistron Corp.	606,704
60,835	Wistron NeWeb Corp.	174,615
11,000	Wowprime Corp.	55,600
395,865	WPG Holdings Co. Ltd.	501,867
106,126	WT Microelectronics Co. Ltd.	152,307
89,000	WUS Printed Circuit Co. Ltd.	53,982
12,000	XAC Automation Corp.	28,040
29,204	Xxentria Technology Materials Corp.	68,531
124,708	Yageo Corp.	440,204
520,600	Yang Ming Marine Transport Corp.(b)(c)(d)	106,118
77,868	YC Co. Ltd.	34,197
103,084	YC INOX Co. Ltd.	84,221
17,000	Yeong Guan Energy Technology Group Co. Ltd.	51,556
12,000	YFC-Boneagle Electric Co. Ltd.	19,568
408,624	YFY, Inc.	144,917
28,213	Yi Jinn Industrial Co. Ltd.	9,678
569,321	Yieh Phui Enterprise Co. Ltd.(b)	233,042
13,000	Yonyu Plastics Co. Ltd.	14,456
56,110	Youngtek Electronics Corp.	83,874
367,000	Yulon Motor Co. Ltd.	332,077
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	38,050
28,350	YungShin Global Holding Corp.	42,049
64,000	Yungtay Engineering Co. Ltd.	106,062
13,000	Zeng Hsing Industrial Co. Ltd.	65,278
27,000	Zenitron Corp.	16,556
34,000	Zero One Technology Co. Ltd.	20,622
205,000	Zhen Ding Technology Holding Ltd.	479,699
255,826	Zig Sheng Industrial Co. Ltd.	78,857
83,169	Zinwell Corp.	88,900
23,000	Zippy Technology Corp.	29,311
102,000	Zongtai Real Estate Development Co. Ltd.	68,291
		80,688,448
THAILAND — 0.3%
40,400	Advanced Information Technology Public Co. Ltd. - FOR	30,659
132,600	Amata Corp. Public Co. Ltd. - FOR	65,936
783,300	Ananda Development Public Co. Ltd. - FOR	111,868
777,768	AP Thailand Public Co. Ltd. - FOR	178,758
Shares		Value
THAILAND (continued)
237,900	Asia Plus Group Holdings Securities Plc	$24,072
308,700	Bangchak Corp. Public Co. Ltd. - FOR	285,585
20,425	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	23,472
4,838,550	Bangkok Chain Hospital Public Co. Ltd. - FOR	1,832,466
251,006	Bangkok Expressway & Metro Public Co. Ltd. - FOR	52,248
26,500	Bangkok Insurance Public Co. Ltd. - FOR	270,439
1,801,500	Bangkok Land Public Co. Ltd. - FOR	97,392
115,800	Bangkok Ranch Public Co. Ltd. - FOR	21,258
428,400	Banpu Public Co. Ltd. - FOR	237,794
123,600	Beauty Community Public Co. Ltd. - FOR	35,197
157,200	BEC World Public Co. Ltd. - FOR	84,985
144,100	Big Camera Corp. Public Co. Ltd. - FOR	20,413
87,500	BJC Heavy Industries Public Co. Ltd. - FOR	11,839
477,500	BTS Group Holdings Public Co. Ltd. - FOR	117,339
59,600	Buriram Sugar Public Co. Ltd. - FOR - Class F	25,329
691,508	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	56,776
93,900	Central Plaza Hotel Public Co. Ltd. - FOR	94,334
76,822	CH Karnchang Public Co. Ltd. - FOR	60,520
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	8,960
601,400	Chularat Hospital Public Co. Ltd. - FOR	41,380
238,800	CK Power Public Co. Ltd. - FOR	21,402
70,900	Com7 Public Co. Ltd. - FOR	21,317
411,800	Country Group Development Public Co. Ltd. - FOR(b)	11,786
474,600	Crown Tech Advance Public Co. Ltd. - FOR - Class F(b)	20,993
47,700	Delta Electronics Thailand Public Co. Ltd. - FOR	126,869
52,100	Dhipaya Insurance Public Co. Ltd. - FOR	68,156
376,500	Dynasty Ceramic Public Co. Ltd. - FOR	44,192
115,100	Eastern Polymer Group Public Co. Ltd. - FOR	44,922
6,743,500	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(d)	2,280,976

63

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
THAILAND (continued)
13,700	Electricity Generating Public Co. Ltd. - FOR	$87,135
174,000	Energy Absolute Public Co. Ltd.	135,820
404,800	Energy Earth Public Co. Ltd. - FOR	50,790
617,700	Erawan Group Public Co. Ltd. (The) - FOR	86,074
497,300	Esso Thailand Public Co. Ltd. - FOR(b)	168,211
459	Fabrinet(b)	15,914
23,800	Forth Smart Service Public Co. Ltd. - FOR	12,247
236,600	GFPT Public Co. Ltd. - FOR	125,174
36,100	Global Power Synergy Public Co. Ltd. - FOR	36,006
398,000	Grand Canal Land Public Co. Ltd. - FOR	28,535
67,000	Hana Microelectronics Public Co. Ltd. - FOR	82,321
449,640	Home Product Center Public Co. Ltd. - FOR	126,092
52,100	ICC International Public Co. Ltd. - FOR	56,483
112,200	Ichitan Group Public Co. Ltd. - FOR	31,951
40,900	Interlink Communication Public Co. Ltd. - FOR	17,973
3,282,800	IRPC Public Co. Ltd. - FOR	531,474
946,491	Italian-Thai Development Public Co. Ltd. - FOR	123,134
331,800	Jasmine International Public Co. Ltd. - FOR	82,494
56,467	Jay Mart Public Co., Ltd. - FOR	21,875
32,000	KCE Electronics Public Co. Ltd. - FOR	98,526
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	19,654
450,966	Khon Kaen Sugar Industry Public Co. Ltd.	70,402
72,200	Kiatnakin Bank Public Co. Ltd. - FOR	142,459
21,700	Krungthai Card Public Co. Ltd. - FOR	85,006
59,000	Land and Houses Public Co. Ltd. - FOR	17,569
90,560	Land and Houses Public Co. Ltd. - NVDR	26,966
21,900	Lanna Resources Public Co. Ltd. - FOR	8,104
771,200	LH Financial Group Public Co. Ltd. - FOR	39,240
90,330	Loxley Public Co. Ltd. - FOR	8,252
164,500	LPN Development Public Co. Ltd. - FOR	55,642
3,094,400	Major Cineplex Group Public Co. Ltd. - FOR	3,131,078
8,200	Malee Group Public Co. Ltd. - FOR	25,010
Shares		Value
THAILAND (continued)
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	$19,462
369,000	MBK Public Co. Ltd. - FOR	160,017
47,800	MC Group Public Co. Ltd. - FOR	25,565
89,400	MCS Steel Public Co. Ltd. - FOR	37,218
28,500	Mega Lifesciences Public Co. Ltd. - FOR	21,216
16,000	MK Restaurants Group Public Co. Ltd. - FOR	28,332
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	12,233
72,700	Muangthai Leasing Public Co. Ltd. - FOR	63,053
58,600	Namyong Terminal Public Co. Ltd. - FOR	25,243
102,600	PCS Machine Group Holding Public Co. Ltd. - FOR	16,314
105,900	Polyplex Public Co. Ltd. - FOR	45,005
181,050	Precious Shipping Public Co. Ltd. - FOR	49,463
202,200	Pruksa Real Estate Public Co. Ltd. - FOR	131,526
89,000	PTG Energy Public Co. Ltd. - FOR	58,150
1,819,031	Quality Houses Public Co. Ltd. - FOR	134,626
26,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	38,595
335,800	Ratchthani Leasing Public Co. Ltd. - FOR	52,909
34,100	Regional Container Lines Public Co. Ltd. - FOR	6,408
49,900	Robinson Department Store Public Co. Ltd. - FOR	90,163
496,100	Rojana Industrial Park Public Co. Ltd. - FOR	85,337
41,900	Saha-Union Public Co. Ltd. - FOR	47,848
181,100	Samart Corp. Public Co. Ltd. - FOR	77,487
100,000	Samart Telcoms Public Co. Ltd. - FOR	39,607
3,531,500	Sansiri Public Co. Ltd. - FOR	214,402
26,700	Sappe Public Co. Ltd. - FOR	19,297
1,143,676	SC Asset Corp. Public Co. Ltd. - FOR	116,384
13,600	Siam City Cement Public Co. Ltd. - FOR	108,910
267,441	Siam Future Development Public Co. Ltd. - FOR	47,937
145,653	Siam Global House Public Co. Ltd - FOR	68,637
223,600	Siamgas & Petrochemicals Public Co. Ltd. - FOR	82,743

64

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
THAILAND (continued)
202,600	Singha Estate Public Co. Ltd. - FOR(b)	$29,286
39,200	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	27,539
140,917	Somboon Advance Technology Public Co. Ltd. - FOR	64,775
153,600	SPCG Public Co. Ltd.	92,364
158,300	Sri Trang Agro-Industry Public Co. Ltd. - FOR	82,376
364,000	Srithai Superware Public Co. Ltd. - FOR	21,678
855,900	Star Petroleum Refining Public Co. Ltd. - FOR	326,623
306,850	STP & I Public Co. Ltd. - FOR	86,049
247,900	Supalai Public Co. Ltd. - FOR	176,304
325,900	SVI Public Co. Ltd.	52,291
368,600	Syntec Construction Public Co. Ltd. - FOR	47,953
31,100	Taokaenoi Food & Marketing	21,129
2,082,100	Tata Steel Thailand Public Co. Ltd. - FOR(b)	58,388
4,380	Thai Agro Energy - FOR	367
486,800	Thai Airways International Public Co. Ltd. - FOR(b)	240,656
15,000	Thai Central Chemical Public Co. Ltd. - FOR	20,490
82,500	Thai Metal Trade Public Co. Ltd. - FOR	35,538
11,900	Thai Stanley Electric Public Co. Ltd. - FOR	70,526
383,800	Thai Union Group Public Co. Ltd. - FOR	236,338
94,900	Thai Vegetable Oil Public Co. Ltd. - FOR	100,140
72,200	Thai Wah Public Co. Ltd. - FOR	20,873
167,600	Thaicom Public Co. Ltd. - FOR	88,185
245,600	Thanacart Capital Public Co. Ltd. - FOR	335,490
17,300	Thitikorn Public Co. Ltd. - FOR	5,402
225,284	Thoresen Thai Agencies Public Co. Ltd. - FOR	59,594
5,104,382	Ticon Industrial Connection Public Co. Ltd. - FOR(d)	2,065,954
72,300	Tipco Asphalt Public Co. Ltd. - FOR	52,255
80,900	Tisco Financial Group Public Co. Ltd. - FOR	178,336
2,876,400	TMB Bank Public Co. Ltd. - FOR	189,598
2,231,700	TPI Polene Public Co. Ltd. - FOR	150,974
72,000	TTCL Public Co. Ltd.	35,594
105,400	TTW Public Co. Ltd. - FOR	31,995
118,800	Unique Engineering & Construction Public Co. Ltd. - FOR	57,700
Shares		Value
THAILAND (continued)
449,400	Univentures Public Co. Ltd. - FOR	$90,296
124,800	Vanachai Group Public Co. Ltd. - FOR	48,347
382,600	VGI Global Media Public Co. Ltd. - FOR	54,641
270,200	Vibhavadi Medical Center Public Co. Ltd. - FOR	22,341
223,000	Vinythai Public Co. Ltd. - FOR	132,162
596,100	WHA Corp Public Co. Ltd. - FOR(b)	54,113
24,700	Workpoint Entertainment Public Co. Ltd. - FOR	38,203
		19,404,193
TURKEY — 0.1%
9,076	Adana Cimento Sanayii T.A.S. - Class A	17,809
0	Akcansa Cimento AS	1
1	Aksa Akrilik Kimya Sanayii AS	3
26,465	Aksa Enerji Uretim AS(b)	22,278
29,600	Aksigorta AS(b)	22,000
16,180	Alarko Holding AS	25,919
92,924	Albaraka Turk Katilim Bankasi AS	32,440
1,359	Alkim Alkali Kimya AS	10,828
1	Anadolu Anonim Turk Sigorta Sirketi	0
32,601	Anadolu Cam Sanayii AS(b)	33,226
40,993	Anadolu Efes Biracilik Ve Malt Sanayii AS	231,051
9,733	Anadolu Hayat Emeklilik AS	14,824
1	Arcelik AS	6
7,874	Bagfas Bandirma Gubre Fabrik AS(b)	23,853
15,672	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(b)	20,914
11,706	Bolu Cimento Sanayii AS	20,334
5,450	Borusan Mannesmann Boru Sanayi ve Ticaret AS	15,267
5,586	Boyner Perakende Ve Tekstil Yatirimlari AS(b)	75,236
12,202	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(b)	23,566
10,435	Bursa Cimento Fabrikasi AS	17,480
10,780	Coca-Cola Icecek AS	109,622
1	Deva Holding AS(b)	1
142,934	Dogan Sirketler Grubu Holding AS(b)	29,778
8,830	Dogus Otomotiv Servis ve Ticaret AS(b)	22,622
302	EGE Endustri VE Ticaret AS	21,511
162,173	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	134,689
15,003	Ford Otomotiv Sanayi AS	166,843
22,092	Global Yatirim Holding AS	18,286
1,030	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	22,880

65

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
TURKEY (continued)
14,783	Goodyear Lastikleri TAS	$18,021
184,835	GSD Holding AS	31,223
16,968	Gubre Fabrikalari TAS	23,312
294,548	Ihlas Holding AS(b)	36,487
31,992	Is Gayrimenkul Yatirim Ortakligi AS	12,520
25,617	Izmir Demir Celik Sanayi AS(b)	22,790
87,531	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	38,197
142,585	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(b)	52,988
30,773	Karsan Otomotiv Sanayii Ve Ticaret AS(b)	10,050
0	Kartonsan Karton Sanayi ve Ticaret AS(b)	32
290	Konya Cimento Sanayii AS	23,514
1	Mardin Cimento Sanayii ve Ticaret AS	1
71,482	Metro Ticari ve Mali Yatirimlar Holding AS(b)	24,150
4,973	Migros Ticaret AS(b)	34,050
21,723	NET Holding AS(b)	15,595
7,478	Netas Telekomunikasyon AS(b)	22,380
84,924	Petkim Petrokimya Holding AS	117,394
2,065	Pinar SUT Mamulleri Sanayii AS	8,895
19,932	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	21,268
68,018	Sekerbank TAS(b)	22,979
35,717	Selcuk Ecza Deposu Ticaret ve Sanayi AS	36,401
44,582	Soda Sanayii AS	80,454
18,147	Tat Gida Sanayi AS	34,128
44,575	TAV Havalimanlari Holding AS	185,732
0	Tofas Turk Otomobil Fabrikasi AS	1
73,749	Trakya Cam Sanayii AS	71,424
456,707	Turk Hava Yollari AO(b)	779,190
25,805	Turkiye Halk Bankasi AS	85,582
210,738	Turkiye Sise ve Cam Fabrikalari AS	264,612
474,882	Turkiye Vakiflar Bankasi TAO - Class D	811,536
11,630	Ulker Biskuvi Sanayi AS	66,074
39,024	Vestel Elektonik Sanayi ve Ticaret AS(b)	80,092
67,419	Zorlu Enerji Elektrik Uretim AS(b)	22,018
		4,186,357
UKRAINE — 0.0%
8,605	Kernel Holding SA	153,059
UNITED ARAB EMIRATES — 0.0%
64,871	Lamprell Plc(b)	89,062
UNITED KINGDOM — 4.9%
1,160	4imprint Group Plc	26,758
Shares		Value
UNITED KINGDOM (continued)
16,302	A.G. Barr Plc	$131,120
22,291	AA Plc	75,441
370,944	Abcam Plc	4,117,437
277,420	Aberdeen Asset Management Plc	1,002,489
27,684	Acacia Mining Plc	141,848
14,305	Acal Plc	47,593
25,242	Admiral Group Plc	657,467
129,757	Afren Plc(b)(c)(d)	0
6,006	Aggreko Plc	69,039
20,826	Amec Foster Wheeler Plc	146,468
2,464	Anglo-Eastern Plantations Plc	23,520
47,156	Ashmore Group Plc	212,424
27,283	Assura Plc	21,644
37,432	Auto Trader Group Plc	194,461
5,635	Avon Rubber Plc	76,561
112,769	Babcock International Group Plc	1,313,068
138,254	Balfour Beatty Plc	522,517
259,149	Barratt Developments Plc	1,945,095
284,785	BBA Aviation Plc	1,148,244
212,875	Beazley Plc	1,212,600
52,442	Bellway Plc	1,933,090
47,274	Berendsen Plc	513,715
37,557	Berkeley Group Holdings Plc	1,584,820
10,409	Big Yellow Group Plc REIT	104,349
6,537	Bloomsbury Publishing Plc	14,499
118,275	Bodycote Plc	1,276,840
33,993	Booker Group Plc	85,414
6,232	Boot (Henry) Plc	20,260
39,276	Bovis Homes Group Plc	468,262
5,675	Braemar Shipping Services Plc	23,300
42,050	Brewin Dolphin Holdings Plc	178,095
23,921	Britvic Plc	206,034
21,123	BTG Plc(b)	186,175
55,211	Burberry Group Plc	1,154,163
6,355	Cambian Group Plc(b)	12,943
24,814	Capital & Counties Properties Plc	101,495
62,129	Capital & Regional Plc	48,483
25,009	Card Factory Plc	104,982
48,447	Cardtronics Plc	2,014,426
89,895	Carillion Plc	259,062
3,352	Carpetright Plc(b)	9,779
72,121	Chemring Group Plc	175,847
53,784	Chesnara Plc	266,628
1,489,503	Cineworld Group Plc	13,581,630
9,994	Circassia Pharmaceuticals Plc(b)	12,880
2,013	Clarkson Plc	74,671
55,392	Close Brothers Group Plc	1,213,907
152,751	CNH Industrial NV	1,685,549
93,352	Cobham Plc	160,205
42,126	Communisis Plc	28,918
27,792	Computacenter Plc	294,990
7,150	Concentric AB	117,858

66

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
28,341	Connect Group Plc	$46,251
5,916	Consort Medical Plc	79,689
8,781	Costain Group Plc	55,387
11,020	Cranswick Plc	382,806
44,512	Crest Nicholson Holdings Plc	347,930
400,493	Croda International Plc	19,524,611
23,730	Daily Mail & General Trust Plc - Class A	219,910
42,282	Dairy Crest Group Plc	314,344
9,017	De La Rue Plc	79,825
319,096	Debenhams Plc	211,607
8,007	Dechra Pharmaceuticals Plc	175,265
5,370	Derwent London Plc REIT	204,762
51,874	Devro Plc	133,535
20,474	Dialog Semiconductor Plc(b)	957,886
4,728	Dignity Plc	152,664
786,736	Diploma Plc(d)	11,300,520
351,814	Direct Line Insurance Group Plc	1,591,202
137,418	Dixons Carphone Plc	597,137
126,447	Domino’s Pizza Group Plc	541,275
48,473	Drax Group Plc	202,787
188,197	DS Smith Plc	1,051,796
6,273	Dunelm Group Plc	49,277
21,230	easyJet Plc	321,167
185,748	EI Group Plc(b)	336,212
180,493	Electrocomponents Plc	1,213,293
1,169,349	Elementis Plc	4,607,244
9,265	Ensco Plc - Class A	73,101
12,758	Essentra Plc	89,479
78,739	Esure Group Plc	249,858
8,918	Euromoney Institutional Investor Plc	120,819
57,195	Fenner Plc	249,461
386,559	Fiat Chrysler Automobiles NV(b)	4,375,011
7,847	Fidessa Group Plc	240,569
350,779	Firstgroup Plc(b)	620,160
41,320	Flybe Group Plc(b)	21,474
35,534	Foxtons Group Plc	47,174
3,059	Fuller Smith & Turner Plc - Class A	40,135
112,080	G4S Plc	442,903
23,516	Galliford Try Plc	438,595
5,545	Games Workshop Group Plc	70,059
26,591	Gem Diamonds Ltd.	30,222
16,644	Genus Plc	369,709
580,156	GKN Plc	2,696,846
5,199	Go-Ahead Group Plc	117,841
26,527	Gocompare.Com Group Plc(b)	31,609
3,689	Great Portland Estates Plc REIT	33,064
630,095	Greene King Plc	6,128,918
30,359	Greggs Plc	422,701
55,913	Halfords Group Plc	270,701
652,517	Halma Plc	8,899,345
8,931	Hammerson Plc REIT	67,959
Shares		Value
UNITED KINGDOM (continued)
67,725	Hansteen Holdings Plc REIT	$108,594
48,772	Hargreaves Lansdown Plc	870,478
73,639	Hays Plc	163,286
11,940	Headlam Group Plc	99,129
26,404	Helical Plc	113,197
228,310	Henderson Group Plc	682,494
28,944	Hill & Smith Holdings Plc	497,845
632	Hilton Food Group Plc	6,299
5,026	Hogg Robinson Group Plc	4,573
106,742	HomeServe Plc	924,910
137,108	Howden Joinery Group Plc	822,208
38,644	Hunting Plc	281,542
23,829	Imagination Technologies Group Plc(b)	31,095
22,425	IMI Plc	371,485
140,251	Inchcape Plc	1,552,229
25,333	Indivior Plc	109,918
141,286	Informa Plc	1,174,822
60,633	Inmarsat Plc	641,999
3,568	Intercontinental Hotels Group Plc	189,288
1,434,301	Interserve Plc	4,291,312
41,164	Intertek Group Plc	2,167,818
21,818	Intu Properties Plc REIT	77,909
53,330	ITE Group Plc	122,260
25,597	J D Wetherspoon Plc	329,710
296,241	J Sainsbury Plc	1,056,688
5,300	Jackpotjoy Plc(b)	38,991
12,426	James Fisher & Sons Plc	258,473
27,095	Jardine Lloyd Thompson Group Plc	384,976
103,000	JD Sports Fashion Plc	593,656
17,247	John Menzies Plc	154,470
205,284	John Wood Group Plc	2,019,392
45,041	Johnson Matthey Plc	1,737,866
24,083	JRP Group Plc	38,803
36,192	Jupiter Fund Management Plc	222,473
8,237	Just Eat Plc(b)	61,558
55,928	KAZ Minerals Plc(b)	364,726
134,990	Kcom Group Plc	154,733
31,360	Keller Group Plc	376,119
14,590	Kier Group Plc	252,842
84,172	Ladbrokes Coral Group Plc	142,707
4,334,542	Laird Plc	8,421,168
32,223	Lancashire Holdings Ltd.	284,844
20,610	Londonmetric Property Plc REIT	44,953
108,481	Lookers Plc	182,656
7,458	Low & Bonar Plc	8,500
11,902	LSL Property Services Plc	31,717
342,890	Man Strategic Holdings Plc(b)	682,600
277,315	Marks & Spencer Group Plc	1,316,751
29,565	Marshalls Plc	147,235
252,093	Marston’s Plc	466,585
141,442	McBride Plc(b)(c)(d)	183
10,103	McBride Plc	25,255

67

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
13,685	McColl’s Retail Group Plc	$36,690
18,776	Mears Group Plc	126,701
270,937	Meggitt Plc	1,622,998
826,796	Melrose Industries Plc	2,532,604
64,579	Merlin Entertainments Plc	422,815
2,769	Michael Kors Holdings Ltd.	103,367
19,192	Micro Focus International Plc	643,313
46,577	Millennium & Copthorne Hotels Plc	271,470
35,030	Mitchells & Butlers Plc	120,278
120,239	Mitie Group Plc	326,418
112,692	Moneysupermarket.com Group Plc	504,872
73,299	Morgan Advanced Materials Plc	317,090
14,135	Morgan Sindall Group Plc	194,062
11,299	Mothercare Plc(b)	18,366
38,272	N Brown Group Plc	118,224
204,239	National Express Group Plc	945,169
3,594	NCC Group Plc	6,633
70,609	NEX Group Plc	562,893
17,895	Noble Corp. Plc	85,896
63,435	Northgate Plc	443,670
24,564	Novae Group Plc	198,369
29,443	Onesavings Bank Plc	167,144
6,094	Oxford Instruments Plc	78,140
22,060	Pagegroup Plc	142,861
4,258	PayPoint Plc	56,087
476,306	Pendragon Plc	215,920
20,546	Pennon Group Plc	228,058
68,756	Persimmon Plc	2,074,934
14,329	Petrofac Ltd.	151,163
186,074	Petropavlovsk Plc(b)	18,605
32,715	Pets at Home Group Plc	79,491
36,290	Photo-Me International Plc	81,785
29,505	Playtech Plc	366,482
13,974	Polypipe Group Plc	72,089
319,105	Premier Foods Plc(b)	176,688
180,426	Premier Oil Plc(b)	145,471
2,152	Provident Financial Plc	89,304
61,900	PZ Cussons Plc	268,259
179,176	QinetiQ Group Plc	681,820
28,721	Rank Group Plc	79,533
97,202	Redrow Plc	725,792
137,252	Renewi Plc	173,325
8,153	Renishaw Plc	360,617
51,233	Renold Plc(b)	41,639
195,018	Rentokil Initial Plc	628,944
29,192	Restaurant Group Plc (The)	132,144
7,870	Ricardo Plc	89,446
13,079	Rightmove Plc	709,107
17,462	Robert Walters Plc	102,737
186,900	Rotork Plc	595,259
173,243	Royal Mail Plc	903,149
85,435	RPC Group Plc	897,417
98,326	RPS Group Plc	323,793
127,808	RSA Insurance Group Plc	986,602
Shares		Value
UNITED KINGDOM (continued)
13,220	Safestore Holdings Plc REIT	$69,346
51,636	Saga Plc	140,179
22,285	Savills Plc	268,143
21,495	SDL Plc	167,321
33,651	Seadrill Ltd.(e)	23,212
2,838	Seadrill Ltd.(b)(e)	1,945
67,804	Segro Plc REIT	426,541
159,868	Senior Plc	443,940
73,665	Severfield Plc	83,962
19,927	Severn Trent Plc	600,071
19,812	Shaftesbury Plc REIT	239,156
16,920	Shawbrook Group Plc(b)	74,949
172,927	SIG Plc	268,099
133,882	Smiths Group Plc	2,843,832
46,937	Soco International Plc	88,910
197,117	Spectris Plc	7,046,460
183,962	Speedy Hire Plc	131,643
253,076	Spirax-Sarco Engineering Plc	17,044,809
129,217	Spirent Communications Plc	196,232
15,991	Sportech Plc(b)	21,074
63,174	Sports Direct International Plc(b)	250,952
18,929	SSP Group Plc	109,076
12,066	St. Ives Plc	8,244
82,064	St. James’s Place Plc	1,220,204
54,495	St. Modwen Properties Plc	257,978
134	Stallergenes Greer Plc(b)	5,014
824,756	Steris Plc(d)	60,866,993
26,739	Sthree Plc	112,555
7,112	Stobart Group Ltd.	20,634
7,893	Stolt-Nielsen Ltd.	121,806
56,188	Subsea 7 SA	929,268
8,341	SuperGroup Plc	172,312
54,149	Synthomer Plc	346,882
90,072	Talktalk Telecom Group Plc	225,390
93,409	Tate & Lyle Plc	915,241
853,109	Taylor Wimpey Plc	2,209,899
15,351	TechnipFMC Plc	462,526
5,162	Ted Baker Plc	186,869
9,195	Telecom Plus Plc	148,867
117,616	Thomas Cook Group Plc	145,710
3,226	Topps Tiles Plc	4,335
103,584	TP ICAP Plc	614,598
142,609	Travelport Worldwide Ltd.	1,878,161
63,929	Travis Perkins Plc	1,333,925
16,317	Trifast Plc	47,657
118,829	Trinity Mirror Plc	169,298
47,851	TT electronics Plc	127,672
262,370	Tullow Oil Plc(b)	713,287
26,201	U & I Group Plc	64,478
61,174	UBM Plc	562,949
309,168	Ultra Electronics Holdings Plc	8,377,107
16,892	UNITE Group Plc (The)	141,554
81,812	Vectura Group Plc(b)	149,514
162,796	Vesuvius Plc	1,117,525
447,044	Victrex Plc	11,093,884

68

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
28,483	Virgin Money Holdings UK Plc	$117,056
11,826	Vitec Group Plc (The)	130,501
495	VP Plc	5,395
14,613	Weir Group Plc (The)	376,833
28,154	WH Smith Plc	645,068
244,679	William Hill Plc	930,128
15,003	Wilmington Plc	46,904
12,913	Wincanton Plc	46,161
550,579	WM Morrison Supermarkets Plc	1,710,755
11,514	Workspace Group Plc REIT	128,923
9,736	WS Atkins Plc	270,739
12,348	Xaar Plc	60,054
1,008	Zeal Network SE	29,613
		298,186,499
UNITED STATES — 54.8%
27,400	1st Source Corp.	1,323,694
25,000	A Schulman, Inc.	791,250
1,373	AAON, Inc.	50,320
209,580	Aaron’s, Inc.(b)	7,532,305
3,386	Abercrombie & Fitch Co. - Class A	40,598
732	ABIOMED, Inc.(b)	95,394
983	ABM Industries, Inc.	42,456
2,279	Acadia Healthcare Co. Inc.(b)	99,319
6,908	ACCO Brands Corp.(b)	98,439
375,000	Aceto Corp.	5,943,750
3,182	ACI Worldwide, Inc.(b)	68,381
4,700	ACNB Corp.	145,465
485,421	Actuant Corp. - Class A	13,251,993
372	Acuity Brands, Inc.	65,509
964	Acxiom Corp.(b)	27,860
3,010	Adient Plc	221,416
493,187	Advance Auto Parts, Inc.	70,101,600
30,400	Advanced Disposal Services, Inc.(b)	722,912
12,344	Advanced Energy Industries, Inc.(b)	910,987
642,600	AdvancePierre Foods Holdings, Inc.	26,102,412
246	Advisory Board Co. (The)(b)	12,571
5,633	AECOM(b)	192,705
3,005	AES Corp/VA	33,987
3,132	Affiliated Managers Group, Inc.	518,628
61,100	AG Mortgage Investment Trust, Inc. REIT	1,157,846
2,939	AGCO Corp.	188,067
222,244	AGNC Investment Corp. REIT	4,682,682
8,516	Air Lease Corp.	324,800
2,413	Air Transport Services Group, Inc.(b)	44,375
3,760	Akorn, Inc.(b)	125,772
82,491	Alacer Gold Corp.(b)	130,530
521	Alamo Group, Inc.	41,190
1,864	Albany International Corp. - Class A	90,870
Shares		Value
UNITED STATES (continued)
4,900	Albemarle Corp.	$533,659
568	Alexander & Baldwin, Inc.	26,134
3,508	Alexander’s, Inc. REIT	1,525,313
644	Alexandria Real Estate Equities, Inc. REIT	72,456
921	Align Technology, Inc.(b)	123,985
105	Alleghany Corp.(b)	64,124
14,630	Allegiant Travel Co.	2,127,202
42,700	ALLETE, Inc.	2,985,157
2,122	Alliant Energy Corp.	83,437
2,680	Allison Transmission Holdings, Inc.	103,662
9,428	Allscripts Healthcare Solutions, Inc.(b)	112,853
17,400	Ally Financial, Inc.	344,520
958	Alnylam Pharmaceuticals, Inc.(b)	51,349
34,600	Alpha & Omega Semiconductor Ltd.	572,630
551	Altra Industrial Motion Corp.	24,327
3,210	AMC Entertainment Holdings, Inc. - Class A	97,263
1,438	AMC Networks, Inc. - Class A(b)	85,820
464	Amedisys, Inc.(b)	25,149
600	AMERCO	224,676
1,958	American Axle & Manaufacturing Holdings, Inc.(b)	34,441
1,233	American Campus Communities, Inc. REIT	58,432
8,120	American Eagle Outfitters, Inc.	114,411
6,301	American Equity Investment Life Holding Co.	149,460
2,197	American Financial Group, Inc.	213,790
1,561	American Homes 4 Rent - Class A REIT	35,981
5,200	American National Bankshares, Inc.	199,680
461	American National Insurance Co.	53,900
1,044	American Public Education, Inc.(b)	23,072
33,700	American Software, Inc. - Class A	369,689
26,100	American States Water Co.	1,161,972
200	American Woodmark Corp.(b)	18,379
989	Ameris Bancorp	46,582
27,230	AMERISAFE, Inc.	1,567,087
1,100	AMES National Corp.	33,990
1,991	Amkor Technology, Inc.(b)	23,454
1,083	AMN Healthcare Services, Inc.(b)	44,241
575,000	Amplify Snack Brands, Inc.(b)	5,175,000
10,186	AmTrust Financial Services, Inc.	163,485
21,400	Analogic Corp.	1,537,590
54,400	AngioDynamics, Inc.(b)	844,288

69

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
992	Anixter International, Inc.(b)	$80,898
431,955	Annaly Capital Management, Inc., REIT	5,101,389
737,092	ANSYS, Inc.(b)(d)	81,198,055
12,628	Antero Resources Corp.(b)	267,587
1,597	AO Smith Corp.	86,046
1,789	Apartment Investment & Management Co. - Class A REIT	78,251
743	Apogee Enterprises, Inc.	40,494
179,737	Apollo Commercial Real Estate Finance, Inc., REIT	3,467,127
1,163	Apple Hospitality REIT, Inc.	21,783
41,254	Applied Industrial Technologies, Inc.	2,640,256
1,238	AptarGroup, Inc.	99,411
1,333	Aqua America, Inc.	44,109
6,223	Aramark	227,264
1,344	ArcBest Corp.	35,549
63,700	Ares Commercial Real Estate Corp.	880,971
319	Argan, Inc.	21,325
31,200	Argonaut Gold, Inc.(b)	50,284
448	Arista Networks, Inc.(b)	62,559
64,100	Armada Hoffler Properties, Inc. REIT	914,066
1,290	Armstrong World Industries, Inc.(b)	60,308
5,675	Arris International Plc(b)	147,493
7,163	Arrow Electronics, Inc.(b)	504,992
9,889	Arrow Financial Corp.	338,698
16,300	Artesian Resources Corp. - Class A	626,083
2,847	Arthur J Gallagher & Co.	158,891
854	Artisan Partners Asset Management Inc. - Class A	25,022
397	Asbury Automotive Group, Inc.(b)	24,296
12,869	Ascena Retail Group, Inc.(b)	50,318
744	Ashland Global Holdings, Inc.	91,884
51,116	Aspen Technology, Inc.(b)	3,143,123
5,003	Associated Banc-Corp.	124,575
2,095	Assurant, Inc.	201,623
728	Astec Industries, Inc.	46,119
2,397	Astoria Financial Corp.	48,875
415	Astronics Corp.(b)	13,492
680	athenahealth, Inc.(b)	66,647
32,455	Atkore International Group, Inc.(b)	852,268
870	Atlas Air Worldwide Holdings, Inc.(b)	50,460
872	Atmos Energy Corp.	70,649
15,650	ATN International Inc.	1,082,824
2,400	Atrion Corp.	1,241,040
6,072	AutoNation, Inc.(b)	255,024
1,444	Avery Dennison Corp.	120,155
1,111	Avis Budget Group, Inc.(b)	33,886
Shares		Value
UNITED STATES (continued)
59,100	Avista Corp.	$2,384,094
8,244	Avnet, Inc.	318,960
81,010	AVX Corp.	1,369,879
1,237,795	Axalta Coating Systems Ltd.(b)	38,829,629
776	Axon Enterprise, Inc.(b)	19,074
929	AZZ, Inc.	54,857
456,511	B&G Foods, Inc.	19,173,462
609	Badger Meter. Inc.	24,208
92,500	Balchem Corp.	7,507,300
22,500	Baldwin & Lyons, Inc. - Class B	551,250
14,336	BancFirst Corp.	1,376,973
6,227	BancorpSouth, Inc.	189,612
23,600	Bank Mutual Corp.	217,120
484	Bank of Hawaii Corp.	39,436
5,900	Bank of Marin Bancorp	372,585
3,461	Bank of The Ozarks, Inc.	164,294
17,700	BankFinancial Corp.	261,606
2,019	Bankrate, Inc.(b)	21,401
6,924	Bankunited, Inc.	244,348
1,199	Banner Corp.	66,185
1,719	Barnes Group, Inc.	94,493
1,801	Beacon Roofing Supply, Inc.(b)	89,276
6,311	Bed Bath & Beyond, Inc.	244,551
20,300	Bel Fuse, Inc. - Class B	491,260
2,524	Belden, Inc.	175,923
3,312	Belmond Ltd. Class A	41,069
2,464	Bemis Co., Inc.	110,708
65,700	Benchmark Electronics, Inc.(b)	2,082,690
2,498	Beneficial Bancorp, Inc.	39,968
50,472	Berkshire Hills Bancorp, Inc.	1,892,700
2,087	Berry Global Group, Inc.(b)	104,350
6,886	BGC Partners, Inc. - Class A	78,363
25,131	Big 5 Sporting Goods Corp.	387,017
45,376	Big Lots, Inc.	2,291,034
2,300	Biglari Holdings, Inc.(b)	981,249
4,989	Bill Barrett Corp.(b)	19,158
433	Bio-Rad Laboratories, Inc. - Class A(b)	94,507
396	Bio-Techne Corp.	42,404
9,469	Bizlink Holding, Inc.	56,649
38,338	BJ’s Restaurants, Inc.(b)	1,729,044
650	Black Hills Corp.	44,213
593	Black Knight Financial Services, Inc.(b)	24,550
381,151	Blackbaud, Inc.	30,648,352
1,082	Blackhawk Network Holdings, Inc.(b)	43,767
130,952	Bloomin’ Brands, Inc.	2,840,349
52,600	Blucora, Inc.(b)	970,470
3,583	Blue Buffalo Pet Products, Inc.(b)	88,321
2,148	BMC Stock Holdings, Inc.(b)	50,048
34,282	Bob Evans Farms, Inc.	2,287,981
1,300	Boise Cascade Co.(b)	39,650
13,400	Bojangles’ Inc.(b)	294,130
2,960	BOK Financial Corp.	249,498

70

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,676	Booz Allen Hamilton Holding Corp.	$96,149
12,227	BorgWarner, Inc.	516,958
100,156	Boston Beer Co., Inc. (The) - Class A(b)	14,457,519
1,933	Boston Private Financial Holdings, Inc.	30,155
290,851	Brady Corp. - Class A	11,328,646
24,557	Bright Horizons Family Solutions, Inc.(b)	1,869,279
93,688	Brinker International, Inc.	4,140,073
909	Brink’s Co. (The)	55,813
1,160	Bristow Group, Inc.	15,509
1,656	Brixmor Property Group, Inc. REIT	32,706
1,948	Broadridge Financial Solutions, Inc.	136,243
2,798	Brookdale Senior Living, Inc.(b)	36,346
101,512	Brookline Bancorp, Inc.	1,477,000
121,700	Brooks Automation, Inc.	3,074,142
8,006	Brown & Brown, Inc.	343,457
1,773	Bruker Corp.	43,243
1,774	Brunswick Corp.	100,675
251,300	Bryn Mawr Bank Corp.(d)	10,780,770
88,033	Buffalo Wild Wings, Inc.(b)	13,869,599
3,906	Builders FirstSource, Inc.(b)	62,535
3,000	Bunge Ltd.	237,090
472	Burlington Stores, Inc.(b)	46,690
1,941	BWX Technologies, Inc.	95,439
2,700	C&F Financial Corp.	135,000
138	Cable One, Inc.	94,097
1,875	Cabot Corp.	112,856
17,795	Cabot Microelectronics Corp.	1,394,238
2,395	Cabot Oil & Gas Corp.	55,660
732	CACI International, Inc. - Class A(b)	86,376
4,685	Cadence Design Systems, Inc.(b)	152,590
6,269	Calatlantic Group, Inc.	227,063
383	Calavo Growers, Inc.	25,125
2,219	Caleres, Inc.	63,952
579	California Water Service Group	20,670
1,938	Callaway Golf Co.	22,965
23,692	Calpine Corp.(b)	241,658
25,600	Cambium Learning Group, Inc.(b)	124,672
771	Cambrex Corp.(b)	45,759
2,499	Camden National Corp.	106,832
983	Camden Property Trust REIT	80,930
189,420	Cantel Medical Corp.	14,094,742
16,595	Capella Education Co.	1,581,504
1,029	Capital Bank Financial Corp.	42,704
6,800	Capital City Bank Group, Inc.	140,148
4,000	Capitol Federal Financial, Inc.	58,520
421,118	Capstead Mortgage Corp. REIT	4,691,255
450,000	Cardiovascular Systems, Inc.(b)	13,441,500
Shares		Value
UNITED STATES (continued)
812	Care Capital Properties, Inc.	$21,818
3,597	Carlisle Cos., Inc.	364,700
592	Carpenter Technology Corp.	24,035
68,100	Carrols Restaurant Group, Inc.(b)	953,400
953	Carter’s, Inc.	87,714
65,700	Casella Waste Systems, Inc. - Class A(b)	988,785
731	Casey’s General Stores, Inc.	81,923
2,941	Catalent, Inc.(b)	86,112
33,400	CatchMark Timber Trust, Inc. - Class A REIT	391,114
5,246	Cathay General Bancorp	199,610
769	Cato Corp. (The) - Class A	17,349
356	Cavco Industries, Inc.(b)	42,275
79,839	CBIZ, Inc.(b)	1,257,464
61,541	CBOE Holdings, Inc.	5,071,594
1,113	CDK Global, Inc.	72,356
2,624	CDW Corp.	155,052
786	Centerstate Banks, Inc.	19,831
12,400	Central Garden & Pet Co.(b)	468,720
66,709	Central Garden & Pet Co. - Class A(b)	2,350,158
51,000	Central Pacific Financial Corp.	1,595,280
21,900	Central Valley Community Bancorp	497,349
3,035	Century Aluminum Co.(b)	41,397
9,400	Century Casinos, Inc.(b)	77,362
3,716	CF Industries Holdings, Inc.	99,366
1,340	CH Robinson Worldwide, Inc.	97,418
499	Charles River Laboratories International, Inc.(b)	44,760
670	Chart Industries, Inc.(b)	24,462
28,800	Charter Financial Corp (MD)	528,480
9,500	Chase Corp.	973,750
12,700	Chatham Lodging Trust REIT	245,872
117,622	Cheesecake Factory, Inc. (The)	7,546,628
16,045	Chemed Corp.	3,231,142
2,348	Chemical Financial Corp.	111,413
1,814	Chemours Co. (The)	73,086
2,300	Chemung Financial Corp.	87,377
1,071	Cheniere Energy, Inc.(b)	48,570
5,776	Chesapeake Energy Corp.(b)	30,382
26,200	Chesapeake Utilities Corp.	1,920,460
8,405	Chico’s FAS, Inc.	116,157
594	Children’s Place, Inc. (The)	68,191
16,700	Churchill Downs, Inc.	2,785,560
31,000	Chuy’s Holdings, Inc.(b)	923,800
3,232	Ciena Corp.(b)	74,045
3,062	Cinemark Holdings, Inc.	132,278
45,772	Cirrus Logic, Inc.(b)	2,945,428
12,911	CIT Group, Inc.	597,908
800	Citi Trends, Inc.	15,031
10,300	Citizens & Northern Corp.	239,475
22,501	City Holding Co.	1,599,596
3,354	Clean Harbors, Inc.(b)	194,901

71

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
1,080	Clearwater Paper Corp.(b)	$52,488
3,359	Cliffs Natural Resources, Inc.(b)	22,572
1,513	ClubCorp Holdings, Inc.	20,350
2,182	Coach, Inc.	85,949
7,551	Coca-Cola Bottling Co. Consolidated	1,599,755
2,200	Codorus Valley Bancorp, Inc.	63,778
2,432	Coeur Mining, Inc.(b)	22,034
478	Cogent Communications Group, Inc.	21,510
617	Cognex Corp.	52,655
900	Cohen & Steers, Inc.	35,910
487	Coherent, Inc.(b)	104,997
4,065	Colfax Corp.(b)	164,511
13,700	Collectors Universe, Inc.	374,147
941	Colony Starwood Homes	32,530
1,850	Columbia Banking System, Inc.	73,094
1,890	Columbia Sportswear Co.	107,012
600	Comfort Systems USA, Inc.	22,020
2,698	Commerce Bancshares Inc/MO	148,255
6,116	Commercial Metals Co.	114,002
3,154	CommScope Holding Co., Inc.(b)	132,594
181,420	Community Bank System, Inc.	10,150,449
28,223	Community Trust Bancorp, Inc.	1,268,624
355,100	CommVault Systems, Inc.(b)	17,914,795
1,000	Compass Minerals International, Inc.	66,000
450,917	CONMED Corp.(d)	22,167,080
6,500	Connecticut Water Service, Inc.	348,855
2,075	Connectone Bancorp, Inc.	46,065
12,332	CONSOL Energy, Inc.(b)	187,200
957	Consolidated Communications Holdings, Inc.	22,652
5,339	Continental Building Products, Inc.(b)	130,005
65,521	Convergys Corp.	1,474,878
364,920	Cooper Cos., Inc. (The)	73,104,424
16,736	Cooper Tire & Rubber Co.	640,989
19,794	Cooper-Standard Holding Inc.(b)	2,238,108
3,716	Copart, Inc.(b)	114,824
1,801,569	CoreLogic, Inc.(b)(d)	76,999,059
2,149	Core-Mark Holding Co., Inc.	75,258
27,100	Corenergy Infrastructure Trust, Inc. REIT	988,608
8,257	CorVel Corp.(b)	367,437
414	CoStar Group, Inc.(b)	99,728
4,100	County Bancorp, Inc.	112,545
4,655	Cousins Properties, Inc. REIT	39,521
2,311	Covanta Holding Corp.	33,625
1,274	Covenant Transportation Group, Inc. - Class A(b)	23,862
245,000	CR Bard, Inc.	75,332,600
17,300	CRA International, Inc.	656,362
44,224	Cracker Barrel Old Country Store, Inc.	7,084,243
Shares		Value
UNITED STATES (continued)
661	Crane Co.	$52,821
444	Credit Acceptance Corp.(b)	90,243
1,889	Cree, Inc.(b)	41,331
2,266	Crown Holdings, Inc.(b)	127,100
1,010	CSG Systems International, Inc.	37,885
2,835	CSRA, Inc.	82,442
127,500	CST Brands, Inc.	6,156,975
600	CTS Corp.	13,259
1,390	CubeSmart REIT	35,223
2,801	Cubic Corp.	145,372
528	Cullen/Frost Bankers, Inc.	49,838
23,700	Culp, Inc.	760,770
29,499	Curtiss-Wright Corp.	2,756,977
2,033	Customers Bancorp, Inc.(b)	62,881
25,200	Cutera, Inc.(b)	492,660
608,234	CVB Financial Corp.	13,101,360
6,688	Cypress Semiconductor Corp.	93,699
835	Cyrusone, Inc.	45,624
4,205	Dana, Inc.	81,661
62,305	Darden Restaurants, Inc.	5,307,763
10,205	Darling Ingredients, Inc.(b)	154,402
7,224	Dave & Buster’s Entertainment, Inc.(b)	462,408
530	Dct Industrial Trust, Inc.	26,797
2,449	DDR Corp. REIT	26,474
15,564	Dean Foods Co.	307,233
696	Deckers Outdoor Corp.(b)	41,475
44,900	Del Frisco’s Restaurant Group, Inc.(b)	772,280
2,029	Del Taco Restaurants, Inc.(b)	26,681
1,705	Delek US Holdings, Inc.	41,039
730	Deluxe Corp.	52,494
7,601	Denbury Resources, Inc.(b)	16,874
120,900	Denny’s Corp.(b)	1,535,430
1,660	DeVry Education Group, Inc.	62,831
2,056	Diamond Offshore Drilling, Inc.(b)	29,648
637	Diamondback Energy, Inc.(b)	63,598
1,807	DiamondRock Hospitality Co. REIT	19,895
2,033	Dick’s Sporting Goods, Inc.	102,768
5,806	Digitalglobe, Inc.(b)	186,953
2,659	Dime Community Bancshares, Inc.	51,718
603	DineEquity, Inc.	34,094
27,597	Diodes, Inc.(b)	645,494
1,716	Dolby Laboratories, Inc. - Class A	90,485
462	Domino’s Pizza, Inc.	83,802
4,148	Domtar Corp.	164,468
2,273	Donaldson Co., Inc.	105,194
21,700	Donegal Group, Inc. - Class A	361,522
2,260	Dorian LPG Ltd.	20,543
482	Dorman Products, Inc.(b)	40,078
400	Douglas Dynamics, Inc.	12,759
953	Douglas Emmett, Inc. REIT	35,900

72

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
801,500	Dover Corp.	$63,222,320
946	Dril-Quip, Inc.(b)	48,766
200	DST Systems, Inc.	24,622
3,893	DSW, Inc. - Class A	80,274
3,199	Duke Realty Corp. REIT	88,708
794,152	Dun & Bradstreet Corp. (The)(d)	87,047,001
781	Dunkin’ Brands Group Inc.	43,627
807	DuPont Fabros Technology, Inc. REIT	41,601
2,662	DXC Technology Co.(b)	200,555
1,026	Dycom Industries, Inc.(b)	108,407
4,573	Dynegy, Inc.(b)	29,359
7,817	E*TRADE Financial Corp.(b)	270,077
1,323	Eagle Bancorp, Inc.(b)	79,248
957	Eagle Materials, Inc.	91,843
4,118	East West Bancorp, Inc.	223,484
63,700	Easterly Government Properties, Inc. REIT	1,281,644
12,595	EastGroup Properties, Inc. REIT	985,559
2,071	Eaton Vance Corp.	88,908
2,963	EchoStar Corp. - Class A(b)	170,550
1,730	Edgewell Personal Care Co.(b)	123,678
47,628	El Paso Electric Co.	2,457,605
345,000	El Pollo Loco Holdings, Inc.(b)	4,329,750
2,480	Eldorado Resorts, Inc.(b)	47,430
570	Electronics For Imaging, Inc.(b)	26,095
260,000	Elf Beauty, Inc.(b)	7,085,000
14,300	EMC Insurance Group, Inc.	410,124
26,344	EMCOR Group, Inc.	1,731,855
1,341	Emergent BioSolutions, Inc.(b)	40,109
1,923	Empire State Realty Trust, Inc.	39,998
37,596	Employers Holdings, Inc.	1,503,840
602	Encore Wire Corp.	26,608
724	Energen Corp.(b)	37,641
11,112	EnerSys, Inc.	923,518
909	Engility Holdings, Inc.(b)	25,770
61,000	Ennis, Inc.	1,073,600
1,486	Enova International, Inc.(b)	21,101
1,942	Ensign Group, Inc. (The)	34,859
34,673	Entegris, Inc.(b)	859,890
35,280	Enterprise Financial Services Corp.	1,490,580
3,000	Entravision Communications Corp. - Class A	18,599
255,000	Envestnet, Inc.(b)	8,874,000
14,603	EPAM Systems, Inc.(b)	1,124,431
14,878	ePlus, Inc.(b)	1,060,058
489	EPR Properties REIT	35,555
87,473	Equity Commonwealth REIT(b)	2,798,261
884	Equity Lifestyle Properties, Inc. REIT	71,524
420	Erie Indemnity Co. - Class A	52,004
600	ESCO Technologies, Inc.	35,310
12,600	ESSA Bancorp, Inc.	190,638
65,600	Essent Group Ltd.	2,427,856
Shares		Value
UNITED STATES (continued)
1,966	Esterline Technologies Corp.(b)	$179,791
1,088	Ethan Allen Interiors, Inc.	32,422
1,005	Euronet Worldwide, Inc.(b)	83,033
628	Evercore Partners, Inc. - Class A	46,315
1,374	EW Scripps Co. (The) - Class A(b)	30,613
10,800	Exa Corp.(b)	148,608
18,500	Exactech, Inc.(b)	548,525
538	ExlService Holdings, Inc.(b)	25,668
2,923	Expeditors International of Washington Inc.	163,951
375	Exponent, Inc.	22,931
6,431	Express Inc.(b)	55,500
5,204	Extended Stay America Inc. - Units	90,758
715	Exterran Corp.(b)	19,570
1,081	Extra Space Storage, Inc. REIT	81,648
1,061	F5 Networks, Inc.(b)	137,007
649	Factset Research Systems, Inc.	105,956
21,648	Fair Isaac Corp.	2,932,871
291	Farmer Brothers Co.(b)	10,331
1,400	Farmers Capital Bank Corp.	58,100
9,700	Farmers National Banc Corp.	138,710
200	FBL Financial Group, Inc. - Class A	13,299
1,206	FCB Financial Holdings Inc. - Class A(b)	56,984
288	Federal Realty Investment Trust REIT	37,696
1,300	Federal Signal Corp.	20,293
3,048	Federated Investors, Inc. - Class B	81,747
10,600	Federated National Holding Co.	170,448
1,775	Ferro Corp.(b)	31,808
2,100	Ferroglobe Plc	20,265
1,731	Fidelity Southern Corp.	38,982
1,488	Fiesta Restaurant Group, Inc.(b)	36,233
455,668	Financial Engines, Inc.	19,365,890
29,100	Financial Institutions, Inc.	974,850
1,851	Finisar Corp.(b)	42,277
7,302	First American Financial Corp.	316,980
17,400	First Bancorp	522,696
763	First Busey Corp.	22,852
11,800	First Business Financial Services, Inc.	313,526
7,212	First Citizens BancShares, Inc.	2,510,209
6,224	First Commonwealth Financial Corp.	80,352
16,700	First Community Bancshares, Inc.	441,882
17,500	First Defiance Financial Corp.	938,700
1,437	First Financial Bancorp	39,733
190,548	First Financial Bankshares, Inc.	7,612,393
17,600	First Financial Corp.	858,880
6,970	First Horizon National Corp.	127,900

73

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,200	First Internet Bancorp	$65,010
5,924	First Interstate BancSystem, Inc.	223,631
1,544	First Merchants Corp.	63,891
12,900	First Mid-Illinois Bancshares, Inc.	420,669
13,119	First Midwest Bancorp, Inc.	297,932
10,100	First Potomac Realty Trust REIT	111,100
2,795	First Solar, Inc.(b)	82,592
1,654	FirstCash, Inc.	85,925
983	Five Below, Inc.(b)	48,285
493	Five Prime Therapeutics, Inc.(b)	17,186
3,323	Flagstar Bancorp, Inc.(b)	97,165
7,000	Flexsteel Industries, Inc.	371,840
684	FLIR Systems, Inc.	25,123
1,180	Flowers Foods, Inc.	23,140
933	Flowserve Corp.	47,462
3,882	Fluor Corp.	199,224
8,585	Flushing Financial Corp.	253,086
1,675	FMC Corp.	122,660
13,990	FNB Corp/PA	199,218
5,136	FNF Group	210,319
3,352	Foot Locker, Inc.	259,244
1,804	Forest City Realty Trust, Inc. - Class A REIT	40,770
6,800	Forrester Research, Inc.	275,740
1,040	Fortune Brands Home & Security Inc.	66,290
616,234	Forum Energy Technologies, Inc.(b)	10,414,355
35,646	Forward Air Corp.	1,895,298
500	Fox Factory Holding Corp.(b)	15,025
436	Franklin Electric Co., Inc.	17,920
164,600	Franklin Street Properties Corp.	1,996,598
34,795	Frontier Communications Corp.	65,415
10,100	FTD Cos Inc.(b)	202,000
154,590	FTI Consulting, Inc.(b)	5,347,268
5,761	Fulton Financial Corp.	106,290
4,744	GameStop Corp. - Class A	107,641
1,498	Gaming and Leisure Properties Inc. REIT	52,130
8,862	Gannett Co., Inc.	74,086
9,539	Gap, Inc. (The)	249,922
802	Gartner, Inc.(b)	91,500
981	Generac Holdings, Inc.(b)	34,502
623	General Communication, Inc. - Class A(b)	23,325
1,793	Genesee & Wyoming, Inc. - Class A(b)	121,494
3,855	Genpact Ltd.	94,139
5,439	Gentex Corp.	112,315
1,210	Gentherm, Inc.(b)	44,952
175,000	German American Bancorp, Inc.(d)	5,754,000
55,700	Getty Realty Corp.	1,425,920
809	Gibraltar Industries, Inc.(b)	31,753
250,000	Gigamon, Inc.(b)	7,925,000
Shares		Value
UNITED STATES (continued)
2,264	G-III Apparel Group Ltd.(b)	$53,657
2,405	Glacier Bancorp, Inc.	81,241
52,100	Gladstone Commercial Corp. REIT	1,161,830
38,900	Global Brass & Copper Holdings, Inc.	1,386,785
28,604	Globus Medical, Inc. - Class A(b)	867,559
1,166	GoDaddy, Inc. - Class A(b)	45,381
7,400	Golden Entertainment, Inc.	103,896
14,986	Goodyear Tire & Rubber Co. (The)	542,943
145,553	Gorman-Rupp Co. (The)(d)	4,165,727
1,200	Government Properties Income Trust, REIT	25,584
998	Graco, Inc.	107,634
56	Graham Holdings Co. - Class B	33,695
1,466	Gramercy Property Trust	40,740
683	Grand Canyon Education, Inc.(b)	51,334
1,488	Granite Construction, Inc.	78,432
7,838	Graphic Packaging Holding Co.	106,440
3,759	Gray Television, Inc.(b)	55,069
33,600	Great Ajax Corp. REIT	456,960
1,460	Great Plains Energy, Inc.	43,201
17,400	Great Southern Bancorp, Inc.	872,610
1,956	Great Western Bancorp Inc.	80,587
1,627	Green Dot Corp.(b)	55,790
928	Green Plains Inc.	21,344
1,519	Greenhill & Co., Inc.	38,431
687	Greif, Inc. - Class A	40,272
500	Griffon Corp.	11,999
900	Group 1 Automotive, Inc.	62,055
1,074	GrubHub, Inc.(b)	46,161
500	GTT Communications, Inc.(b)	13,749
107,989	Guess?, Inc.	1,205,157
320,000	Guidewire Software, Inc.(b)	19,676,800
1,913	Gulfport Energy Corp.(b)	30,378
808	H&E Equipment Services, Inc.	17,065
1,688	H&R Block, Inc.	41,846
44,600	Hackett Group, Inc. (The)	884,418
58,138	Haemonetics Corp.(b)	2,434,819
8,200	Hallmark Financial Services, Inc.(b)	86,182
13,720	Halyard Health, Inc.(b)	541,940
2,798	Hancock Holding Co.	130,667
3,594,109	Hanesbrands, Inc.	78,387,517
23,508	Hanmi Financial Corp.	682,907
9,553	Hanover Insurance Group, Inc. (The)	843,243
2,907	Harley-Davidson, Inc.	165,147
2,000	Harsco Corp.(b)	26,100
10,500	Haverty Furniture Cos., Inc.	258,825
47,777	Hawaiian Holdings, Inc.(b)	2,594,291
15,700	Hawkins, Inc.	802,270
452,674	HB Fuller Co.	23,914,767

74

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
3,250	HD Supply Holdings, Inc.(b)	$130,975
25,319	Healthcare Services Group, Inc.	1,162,395
838	HealthEquity Inc.(b)	38,146
62,777	HealthSouth Corp.	2,944,241
103,706	Heartland Express, Inc.	2,086,565
36,370	Heartland Financial USA, Inc.	1,745,760
15,475	Hecla Mining Co.	84,339
505	Heico Corp.	35,890
732	Heico Corp. - Class A.	44,872
3,034	Helix Energy Solutions Group, Inc.(b)	18,568
3,475	Helmerich & Payne, Inc.	210,724
1,471	Herbalife Ltd.	93,055
40,000	Heritage Commerce Corp.	571,200
53,350	Heritage Financial Corp.	1,408,440
1,442	Heritage Insurance Holdings, Inc.	17,448
42,905	Herman Miller, Inc.	1,420,156
69,000	Hersha Hospitality Trust REIT	1,272,360
3,675	Hertz Global Holdings, Inc.(b)	60,601
9,400	Heska Corp.(b)	1,017,550
1,811	Hexcel Corp.	93,719
400	HFF, Inc.	12,559
202,400	Hibbett Sports, Inc.(b)	5,262,400
1,228	Highwoods Properties, Inc. REIT	62,481
1,935	Hillenbrand, Inc.	71,402
1,731	Hill-Rom Holdings, Inc.	130,933
3,178	Hilltop Holdings, Inc.	88,380
1,720	Hilton Grand Vacations, Inc.(b)	57,568
2,800	Hingham Institution For Savings	502,572
3,268	HMS Holdings Corp.(b)	66,896
1,187	HNI Corp.	55,504
5,318	HollyFrontier Corp.	149,649
6,200	Home Bancorp, Inc.	230,268
8,395	Home BancShares, Inc.	213,653
2,214	HomeStreet, Inc.(b)	57,564
18,800	Hooker Furniture Corp.	816,860
3,506	Hope Bancorp Inc.	64,195
1,441	Horace Mann Educators Corp.	55,695
1,087	Hospitality Properties Trust REIT	34,599
2,014	Houghton Mifflin Harcourt Co.(b)	23,161
500	Howard Hughes Corp.( The)(b)	61,555
26,667	HRG Group, Inc.(b)	533,607
43,822	HSN, Inc.	1,617,032
18,941	Hub Group, Inc. - Class A(b)	741,540
500	Hubbell, Inc.	56,565
932	Hudson Pacific Properties Inc. REIT	32,024
441	Huntington Ingalls Industries, Inc.	88,592
3,563	Huntsman Corp.	88,256
12,983	Huron Consulting Group, Inc.(b)	577,744
Shares		Value
UNITED STATES (continued)
700	Hyatt Hotels Corp. - Class A(b)	$38,850
1,103	IAC/InterActiveCorp.(b)	91,560
1,380	IBERIABANK Corp.	109,503
26,200	ICF International, Inc.(b)	1,156,730
4,170	Iconix Brand Group, Inc.(b)	29,190
146,577	ICU Medical, Inc.(b)	22,543,543
31,228	IDACORP, Inc.	2,639,391
491,432	IDEX Corp.(d)	51,482,416
1,141	II-VI, Inc.(b)	37,824
2,275	ILG Inc.	54,850
1,814	Impax Laboratories, Inc.(b)	25,487
116,534	INC Research Holdings, Inc. - Class A(b)	5,244,030
165,587	Independent Bank Corp.(e)	10,481,657
36,200	Independent Bank Corp.(e)	807,260
300	Independent Bank Group, Inc.	18,045
1,782	Infinera Corp.(b)	17,677
15,957	Infinity Property & Casuality Corp.	1,583,732
73,900	InfraREIT, Inc.(b)	1,411,490
766	Ingevity Corp.(b)	48,434
500	Ingles Markets, Inc. - Class A	23,350
953	Ingredion, Inc.	118,000
30,410	Innophos Holdings, Inc.	1,457,855
212,062	Innospec, Inc.(d)	13,996,092
4,701	Inogen, Inc.(b)	389,666
1,845	Inovalon Holdings, Inc.(b)	22,601
17,400	Insight Enterprises, Inc.(b)	732,540
22,169	Insperity, Inc.	2,025,138
600	Installed Building Products, Inc.(b)	32,010
526	Insteel Industries, Inc.	18,310
300,000	Insulet Corp.(b)	13,023,000
604	Integer Holdings Corp.(b)	22,197
731,948	Integra LifeScience Holdings Corp.(b)	33,647,650
1,608	Integrated Device Technology, Inc.(b)	38,576
875	Inter Parfums, Inc.	33,206
337	Interactive Brokers Group, Inc.	11,738
854	InterDigital, Inc.	76,775
3,481	International Bancshares Corp.	130,189
351	International Flavors & Fragrances, Inc.	48,645
9,517	Interpublic Group of Cos., Inc. (The)	224,316
1,057	INTL. FCStone, Inc.(b)	39,479
1,504	Intra-Cellular Therapies, Inc.(b)	20,785
10,281	Investors Bancorp Inc.	142,392
602	IPG Photonics Corp.(b)	76,045
394	iRobot Corp.(b)	31,418
2,128	Iron Mountain, Inc. REIT	73,969
400	Itron, Inc.(b)	25,940
2,934	ITT, Inc.	123,609
47,300	IXYS Corp.	659,835
63,821	J & J Snack Foods Corp.	8,589,030

75

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
5,600	J Alexander’s Holdings, Inc.(b)	$61,600
41,421	j2 Global, Inc.	3,737,831
10,901	Jabil Circuit, Inc.	316,347
17,153	Jack Henry & Associates, Inc.	1,662,469
13,868	Jack in the Box, Inc.	1,414,120
3,843	Jacobs Engineering Group, Inc.	211,058
789	Jazz Pharmaceuticals Plc	125,672
25,722	JetBlue Airways Corp.(b)	561,511
450,800	JM Smucker Co. (The)	57,125,376
6,000	John B. Sanfilippo & Son, Inc.	441,000
115,476	John Bean Technologies Corp.	10,236,947
481,418	John Wiley & Sons, Inc. - Class A(d)	25,370,729
943	Jones Lang LaSalle, Inc.	108,313
36,600	K12, Inc.(b)	689,910
19,100	Kadant, Inc.	1,187,065
28,554	Kaman Corp.	1,370,878
4,410	Kansas City Southern	397,209
6,205	KapStone Paper and Packaging Corp.	130,863
1,930,455	KAR Auction Services, Inc.(d)	84,206,447
3,668	KBR, Inc.	51,535
6,505	KCG Holdings, Inc. - Class A(b)	129,450
2,513	Kearny Financial Corp (MD)	36,690
25,005	Kelly Services, Inc. - Class A	558,112
1,834	Kemper Corp.	72,168
3,461	Kennedy-Wilson Holdings, Inc.	70,604
1,846	Keysight Technologies, Inc.(b)	69,096
1,096	Kilroy Realty Corp. REIT	77,301
47,200	Kimball Electronics, Inc.(b)	814,200
2,428	Kimco Realty Corp.	49,264
2,578	Kindred Healthcare, Inc.	24,749
3,570	Kirby Corp.(b)	252,042
831	KLX, Inc.(b)	39,306
19,300	KMG Chemicals, Inc.	1,014,215
2,368	Knight Transportation, Inc.	81,222
32,325	Knoll, Inc.	774,507
2,193	Knowles Corp.(b)	38,882
105,309	Kohl’s Corp.	4,110,210
5,300	Koppers Holdings, Inc.(b)	224,985
1,405	Korn/Ferry International	45,522
3,217	Kosmos Energy Ltd.	19,334
2,893	Kraton Corp.(b)	94,630
1,391	Kronos Worldwide, Inc.	24,370
5,633	La Quinta Holdings, Inc.(b)	79,482
794,000	Laboratory Corp of America Holdings(b)	111,279,100
57,624	Ladder Capital Corp. REIT	843,039
1,109	Lakeland Bancorp, Inc.	21,570
905	Lakeland Financial Corp.	41,322
1,182	Lamb Weston Holdings, Inc.	49,349
18,289	Lancaster Colony Corp.	2,302,585
7,000	Landec Corp.(b)	96,250
75,930	Landstar System, Inc.	6,488,219
2,834	Laredo Petroleum, Inc.(b)	36,445
22,803	LaSalle Hotel Properties REIT	651,254
Shares		Value
UNITED STATES (continued)
3,958	La-Z-Boy, Inc.	$110,428
703	LCI Industries	71,108
5,200	LCNB Corp.	195,000
1,780	Lear Corp.	253,935
1,655	LegacyTexas Financial Group, Inc.	62,576
3,360	Legg Mason, Inc.	125,597
1,679	Leggett & Platt, Inc.	88,215
4,299	Leidos Holdings, Inc.	226,385
27,400	LeMaitre Vascular, Inc.	815,150
4,752	Lennar Corp. - Class A	239,976
700	Lennox International, Inc.	115,773
10,985	Leucadia National Corp.	278,909
209,400	Lexington Realty Trust REIT	2,129,598
12,200	LHC Group, Inc.(b)	660,020
18,234	Liberty Interactive Corp QVC Group - Class A(b)	386,196
894	Liberty Property Trust REIT	36,270
4,296	Liberty Tripadvisor Holdings, Inc. - Class A(b)	63,151
2,716	Liberty Ventures(b)	146,257
2,743	LifePoint Health, Inc.(b)	170,477
9,100	Lifetime Brands, Inc.	174,720
661	Lincoln Electric Holdings, Inc.	58,849
1,408	Lions Gate Entertainment Corp.	36,847
664	Lithia Motors, Inc. - Class A	63,445
451	Littelfuse, Inc.	69,522
849	Livanova Plc	44,742
5,150	Live Nation Entertainment, Inc.(b)	165,624
10,860	LKQ Corp.(b)	339,266
210,617	LogMein, Inc.	23,799,721
4,154	Louisiana-Pacific Corp.(b)	106,924
2,252	LPL Financial Holdings, Inc.	94,674
2,105	LSC Communications, Inc.	54,456
811	Lumentum Holdings, Inc.(b)	34,670
58,700	Luminex Corp.	1,105,321
280,364	Lydall, Inc.(b)(d)	14,691,074
1,017	M/I Homes, Inc.(b)	27,622
1,169	Macerich Co. REIT (The)	72,981
32,900	Mack-Cali Realty Corp. REIT	889,945
2,083	Macquarie Infrastructure Corp.	169,494
12,830	Macy’s, Inc.	374,893
528	Madison Square Garden Co. (The) - Class A(b)	106,535
11,365	Magellan Health, Inc.(b)	781,912
700	MainSource Financial Group, Inc.	23,940
1,613	Manhattan Associates, Inc.(b)	75,311
3,739	ManpowerGroup, Inc.	377,564
41,013	ManTech International Corp. - Class A	1,455,962
1,526	Marcus & Millichap, Inc.(b)	39,371
39,163	Marcus Corp. (The)	1,323,709
616	MarketAxess Holdings, Inc.	118,592

76

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
1,921	Marriott Vacations Worldwide Corp.	$211,656
14,200	Marten Transport Ltd.	352,160
91,565	Masimo Corp.(b)	9,407,388
138	Masonite International Corp.(b)	11,482
1,130	MasTec, Inc.(b)	49,890
1,614	Materion Corp.	61,413
1,131	Matson, Inc.	35,853
4,205	Mattel, Inc.	94,276
1,201	Matthews International Corp. - Class A	82,329
9,521	MAXIMUS, Inc.	580,686
18,824	Maxlinear, Inc.(b)	523,872
3,000	MB Financial, Inc.	127,530
15,585	McDermott International, Inc.(b)	101,926
35,767	McGrath RentCorp	1,245,049
1,650	MDC Holdings, Inc.	51,167
1,400	MDU Resources Group, Inc.	37,660
1,569	Medical Properties Trust, Inc. REIT	20,507
265,000	Medidata Solutions, Inc.(b)	17,338,950
24,800	Medifast, Inc.	1,148,736
5,359	MEDNAX, Inc.(b)	323,469
6,309	Mercantile Bank Corp.	212,172
599	Mercury Computer Systems, Inc.(b)	22,391
674	Mercury General Corp.	41,444
683	Meredith Corp.	39,990
1,100	Meridian Bancorp, Inc.	19,305
54,005	Merit Medical Systems, Inc.(b)	1,819,969
2,878	Meritage Homes Corp.(b)	112,098
4,900	Mesa Laboratories, Inc.	685,118
16,566	Meta Financial Group, Inc.	1,406,453
949	Methode Electronics, Inc.	42,278
572,450	MFA Financial, Inc.	4,757,060
39,200	MGE Energy, Inc.	2,520,560
400	MGP Ingredients, Inc.	20,943
1,949	Michaels Cos. Inc (The)(b)	45,529
12,503	MicroStrategy, Inc. - Class A(b)	2,377,696
661	Middleby Corp. (The)(b)	89,982
31,200	Middlesex Water Co.	1,189,344
3,000	Midland States Bancorp Inc.	103,500
12,400	MidWestOne Financial Group, Inc.	430,280
660	Milacron Holdings Corp.(b)	12,421
8,000	Miller Industries, Inc.	203,200
2,043	Minerals Technologies, Inc.	160,784
1,570	Mistras Group, Inc.(b)	35,325
798	MKS Instruments, Inc.	62,444
1,435	Mobile Mini, Inc.	41,185
3,452	Modine Manufacturing Co.(b)	41,769
1,901	Molina Healthcare, Inc.(b)	94,651
64,900	Monmouth Real Estate Investment Corp.	973,500
20,506	Monolithic Power Systems, Inc.	1,876,299
Shares		Value
UNITED STATES (continued)
45,200	Monotype Imaging Holdings, Inc.	$919,820
690	Monro Muffler Brake, Inc.	35,777
11,683	Moog, Inc. - Class A(b)	802,038
500	Morningstar, Inc.	36,565
1,469	Motorcar Parts of America, Inc.(b)	44,540
677	Movie Gallery, Inc.(b)(c)(d)	0
34,824	MSA Safety, Inc.	2,711,048
813	MSC Industrial Direct Co., Inc. - Class A	72,788
1,538	MSCI, Inc.	154,292
88,400	MTGE Investment Corp. REIT	1,591,200
27,542	MTS Systems Corp.	1,279,326
1,730	Mueller Industries, Inc.	55,429
3,489	Mueller Water Products, Inc. - Class A	39,251
309	Multi-Color Corp.	23,731
5,737	Murphy Oil Corp.	150,195
1,265	Murphy USA, Inc.(b)	88,006
5,600	MutualFirst Financial, Inc.	184,520
30,600	MYR Group, Inc./Delaware(b)	1,293,156
4,977	Myriad Genetics, Inc.(b)	91,527
10,000	NACCO Industries, Inc. - Class A	846,500
1,441,000	Nasdaq, Inc.(d)	99,241,670
5,100	Nathan’s Famous Inc.(b)	347,820
501	National Beverage Corp.	44,384
91,800	National CineMedia, Inc.	1,089,666
15,900	National Commerce Corp.(b)	615,330
531	National Fuel Gas Co.	29,407
76,554	National General Holdings Corp.	1,740,838
24,700	National Health Investors, Inc. REIT	1,807,299
42,744	National HealthCare Corp.	3,181,008
2,298	National Instruments Corp.	80,223
13,983	National Presto Industries, Inc.	1,459,126
487	National Retail Properties, Inc. REIT	20,561
132	National Western Life Group, Inc.	40,424
400	Natural Gas Services Group, Inc.(b)	10,959
45,822	Natus Medical, Inc.(b)	1,603,770
25,182	Navient Corp.	382,766
38,100	Navigant Consulting, Inc.(b)	913,257
318,048	Navigators Group, Inc. (The)(d)	17,190,494
885	NBT Bancorp, Inc.	33,789
2,010	NCI Building Systems Inc.(b)	35,175
2,128	NCR Corp.(b)	87,780
485	Neenah Paper, Inc.	38,000
1,119	Nelnet, Inc. - Class A	50,366
29,500	Neogen Corp.(b)	1,838,735
2,963	NetApp, Inc.	118,076
1,085	NETGEAR, Inc.(b)	51,158

77

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
1,916	NetScout Systems, Inc.(b)	$72,137
1,058	New Jersey Resources Corp.	42,690
2,679	New Media Investment Group, Inc.	35,256
440,000	New Relic, Inc.(b)	17,591,200
31,115	New York Community Bancorp, Inc.	413,518
2,800	New York Times Co. (The) - Class A	40,460
1,818,900	Newell Brands, Inc.	86,834,286
207	NewMarket Corp.	97,435
12,255	News Corp. - Class A	155,884
5,413	News Corp. - Class B	70,369
39,000	NexPoint Residential Trust, Inc., REIT	936,390
1,237	Nexstar Media Group Inc.	85,353
11,255,268	Nexteer Automotive Group Ltd.	17,537,633
654,229	NIC, Inc.	13,967,789
3,000	Nicolet Bankshares, Inc.(b)	147,900
3,595	NiSource, Inc.	87,179
1,777	NN, Inc.	49,045
933	Nordson Corp.	116,812
2,850	Nordstrom, Inc.	137,570
6,100	Northrim Bancorp, Inc.	195,200
124,425	Northwest Bancshares, Inc.	2,008,220
109,425	Northwest Natural Gas Co.	6,521,730
45,500	NorthWestern Corp.	2,719,990
2,400	Norwegian Cruise Line Holdings Ltd.	129,432
29,600	Novanta Inc.(b)	830,280
4,737	NRG Energy, Inc.	80,055
797	Nu Skin Enterprises, Inc. - Class A	44,018
8,712	Nuance Communications, Inc.(b)	155,858
15,800	Nutraceutical International Corp.	500,860
615	NutriSystem, Inc.	32,872
311,976	NuVasive, Inc.(b)	22,621,380
10,800	NVE Corp.	879,228
66	NVR, Inc.(b)	139,343
7,874	Oasis Petroleum, Inc.(b)	94,016
5,507	Oceaneering International, Inc.	145,330
22,200	OceanFirst Financial Corp.	613,830
23,880	Office Depot, Inc.	118,684
2,350	OGE Energy Corp.	81,733
1,027	Oil States International, Inc.(b)	30,553
1,548	Old Dominion Freight Line, Inc.	137,029
10,900	Old Line Bancshares Inc.	302,584
2,374	Old National Bancorp	39,883
17,455	Old Republic International Corp.	360,969
4,827	Olin Corp.	155,092
1,283	Ollie’s Bargain Outlet Holdings, Inc.(b)	49,139
2,574	Om Asset Management Plc	40,051
Shares		Value
UNITED STATES (continued)
1,233	Omega Healthcare Investors, Inc. REIT	$40,689
38,099	Omega Protein Corp.	767,695
486,043	Omnicell, Inc.(b)	20,122,180
2,800	On Assignment, Inc.(b)	144,956
4,484	ON Semiconductor Corp.(b)	63,583
40,000	ONE Gas, Inc.	2,753,200
34,800	One Liberty Properties, Inc. REIT	844,944
41,400	OneBeacon Insurance Group Ltd.	660,330
9,195	OPKO Health, Inc.(b)	71,445
955	Opus Bank	21,535
1,094	Orbital ATK, Inc.	108,306
2,983	Oritani Financial Corp.	50,562
2,287	Ormat Technologies, Inc.	135,070
0	Ormat Technologies, Inc.	17
28,900	Orthofix International NV	1,142,995
3,063	Oshkosh Corp.	212,542
554	OSI Systems, Inc.(b)	42,880
32,000	Otter Tail Corp.	1,264,000
70,009	Owens & Minor, Inc.	2,425,812
9,006	Owens Corning, Inc.	548,015
12,300	Owens Realty Mortgage, Inc.	223,368
2,791	Owens-Illinois, Inc.(b)	60,900
1,084	Oxford Industries, Inc.	62,850
503	Pacific Premier Bancorp, Inc.(b)	18,385
1,770	Packaging Corp. of America	174,841
7,687	PacWest Bancorp	379,661
399	Panera Bread Co. - Class A(b)	124,759
30,300	Papa John’s International, Inc.	2,395,518
1,400	Paramount Group, Inc.	22,960
25,590	PAREXEL International Corp.(b)	1,633,410
1,354	Park Hotels & Resorts, Inc.	34,757
584	Park National Corp.	61,571
500	Park-Ohio Holdings Corp.	19,675
3,034	Parsley Energy, Inc. - Class A(b)	90,383
972	Pattern Energy Group, Inc.	21,403
1,925	Patterson Cos., Inc.	85,643
2,817	Patterson-UTI Energy, Inc.	60,974
1,609	Paycom Software, Inc.(b)	96,942
25,370	PC Connection, Inc.	729,134
1,877	PDC Energy, Inc.(b)	103,667
23,800	Peapack Gladstone Financial Corp.	763,028
686	Pebblebrook Hotel Trust	20,415
740	Pegasystems, Inc.	33,707
2,100	Penns Woods Bancorp Inc.	87,570
9,700	Pennymac Financial Services, Inc.(b)	160,050
94,900	Pennymac Mortgage Investment Trust REIT	1,696,812
5,119	Penske Automotive Group, Inc.	244,227
100,000	Penumbra, Inc.(b)	8,545,000

78

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
31,700	Peoples Bancorp, Inc.	$1,061,316
4,200	Peoples Financial Services Corp.	188,748
9,949	People’s United Financial, Inc.	173,809
21,300	People’s Utah Bancorp	562,320
56,200	Perficient, Inc.(b)	979,004
62,074	Performance Food Group Co.(b)	1,545,643
3,136	PerkinElmer, Inc.	186,310
13,200	Perry Ellis International, Inc.(b)	270,864
3,878	PH Glatfelter Co.	83,416
1,854	PharMerica Corp.(b)	43,754
4,900	Phibro Animal Health Corp. - Class A	145,775
3,640	Photronics, Inc.(b)	41,860
4,682	Pier 1 Imports, Inc.	31,557
4,112	Pilgrim’s Pride Corp.	106,748
1,476	Pinnacle Financial Partners, Inc.	94,464
2,235	Pinnacle Foods, Inc.	129,965
901	Pinnacle West Capital Corp.	76,666
5,485	Pitney Bowes, Inc.	72,896
28,100	PJT Partners, Inc. - Class A	973,946
1,867	Planet Fitness Inc.	38,834
27,603	Plantronics, Inc.	1,507,124
23,053	Platform Specialty Products Corp.(b)	326,661
41,997	Plexus Corp.(b)	2,183,424
800	PNM Resources, Inc.	29,800
614	Polaris Industries, Inc.	52,350
2,203	PolyOne Corp.	86,380
419	Pool Corp.	50,121
61,617	Portland General Electric Co.	2,793,715
3,700	Post Holdings, Inc.(b)	311,503
50,400	Potbelly Corp.(b)	703,080
7,600	Powell Industries, Inc.	262,124
29,900	Power Integrations, Inc.	1,971,905
3,551	PRA Group, Inc.(b)	114,342
1,374	PRA Health Sciences, Inc.(b)	87,881
21,900	Preferred Bank	1,160,481
11,760	Premier Financial Bancorp Inc.	252,017
1,270	Premier, Inc.(b)	42,926
25,212	Prestige Brands Holdings, Inc.(b)	1,447,421
506	PriceSmart, Inc.	43,997
1,531	Primerica, Inc.	128,298
2,859	Primoris Services Corp.	65,671
1,773	ProAssurance Corp.	109,749
79,600	Progress Software Corp.	2,365,712
202,312	Prosperity Bancshares, Inc.	13,595,366
388	Proto Labs, Inc.(b)	22,504
9,700	Provident Financial Holdings, Inc.	186,531
77,764	Provident Financial Services, Inc.	1,997,757
20,800	PS Business Parks, Inc. REIT	2,528,032
Shares		Value
UNITED STATES (continued)
26,542	PulteGroup, Inc.	$601,707
4,072	PVH Corp.	411,394
21,600	QAD Inc.	652,320
23,200	QCR Holdings, Inc.	1,057,920
6,756	QEP Resources, Inc.(b)	79,788
4,086	Qorvo, Inc.(b)	277,971
1,530	Quad Graphics, Inc.	40,178
351	Quaker Chemical Corp.	50,755
40,870	Quality Systems, Inc.(b)	582,806
550,584	Qualys, Inc.(b)(d)	21,142,426
4,601	Quanta Services, Inc.(b)	163,059
47,776	Quest Diagnostics, Inc.	5,040,846
1,185	Ralph Lauren Corp.	95,653
3,485	Rambus, Inc.(b)	43,632
6,314	Range Resources Corp.	167,258
3,045	Rayonier Advanced Materials, Inc.	40,346
60,347	RBC Bearings, Inc.(b)	6,052,804
687	Re Max Holdings, Inc.	40,636
12,215	Realogy Holdings Corp.	373,168
6,210	RealPage, Inc.(b)	230,081
326,864	REC Silicon ASA(b)	40,734
580	Red Robin Gourmet Burgers, Inc.(b)	34,075
2,255	Regal-Beloit Corp.	177,807
1,145	Regency Centers Corp. REIT	72,341
3,349	Regis Corp.(b)	36,538
1,754	Reinsurance Group of America, Inc.	219,320
4,000	Reis Inc.	75,200
2,400	Reliance Steel & Aluminum Co.	189,168
56,796	Renasant Corp.	2,408,150
9,100	Republic Bancorp, Inc. - Class A	327,418
1,547	ResMed, Inc.	105,181
600	Resources Connection, Inc.	8,339
983	Retail Opportunity Investments Corp.	20,250
477	REX American Resources Corp.(b)	45,162
2,950	Rexnord Corp.(b)	71,980
5,447	Rice Energy, Inc.(b)	115,967
677	RLI Corp.	38,738
15,200	RMR Group Inc. (The) - Class A	801,800
2,089	Robert Half International, Inc.	96,198
38,281	Rockwell Collins, Inc.	3,984,669
10,198	Rogers Corp.(b)	1,049,782
1,480	Rollins, Inc.	57,468
8,980	Rowan Companies Plc	126,349
1,166	Royal Gold, Inc.	82,413
26,251	RPC, Inc.	476,981
2,026	RPM International, Inc.	106,487
1,983	RSP Permian, Inc.(b)	75,453
926	Rudolph Technologies, Inc.(b)	22,687
32,403	Rush Enterprises, Inc. - Class A(b)	1,223,213

79

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
63,000	Ruth’s Hospitality Group Inc.	$1,253,700
3,125	Ryder System, Inc.	212,219
42,701	Ryman Hospitality Properties Inc.	2,723,470
2,261	S&T Bancorp, Inc.	81,306
3,404	Sabre Corp.	79,688
21,743	Safety Insurance Group, Inc.	1,574,193
4,700	Saga Communications, Inc. - Class A	240,875
1,455	Saia, Inc.(b)	70,058
1,736	Sally Beauty Holdings, Inc.(b)	33,019
11,694,600	Samsonite International SA(d)	45,179,599
65,555	Sanderson Farms, Inc.	7,589,958
10,654	Sandy Spring Bancorp, Inc.	460,786
63,024	Sanmina Corp.(b)	2,347,644
23,445	Santander Consumer USA Holdings, Inc.(b)	298,689
654	SCANA Corp.	43,367
49,200	ScanSource, Inc.(b)	1,943,400
788	Schnitzer Steel Industries, Inc. - Class A	14,893
1,183	Scholastic Corp.	51,141
1,097	Schweitzer-Mauduit International, Inc.	47,226
31,150	Science Applications International Corp.	2,273,639
974	Scientific Games Corp. - Class A(b)	23,133
5,000	Scorpio Tankers, Inc.	22,000
570	Scotts Miracle-Gro Co. (The)	55,062
2,413	Scripps Networks Interactive, Inc. - Class A	180,299
153	Seaboard Corp.	647,804
633	SEACOR Holdings, Inc.(b)	41,563
3,132	Sealed Air Corp.	137,871
2,594	Seaworld Entertainment, Inc.	45,473
1,826	SEI Investments Co.	92,596
982	Select Comfort Corp.(b)	30,344
11,500	Select Income REIT	288,190
8,962	Select Medical Holdings Corp.(b)	123,228
59,948	Selective Insurance Group, Inc.	3,165,254
699	SemGroup Corp. - Class A	23,277
23,390	Semtech Corp.(b)	798,769
3,000	Seneca Foods Corp. Class A(b)	111,600
2,045	Senior Housing Properties Trust REIT	44,008
4,271	Sensata Technologies Holdings NV	175,880
31,203	Sensient Technologies Corp.	2,552,405
1,918	Service Corp. International	61,798
2,340	ServiceMaster Global Holdings, Inc.(b)	89,154
1,179	ServisFirst Bancshares, Inc.	44,566
1,438	Shenandoah Telecommunications Co.	46,016
20,500	Shore Bancshares, Inc.	340,095
Shares		Value
UNITED STATES (continued)
1,344	Shutterfly, Inc.(b)	$69,754
407	Shutterstock, Inc.(b)	17,595
13,000	SI Financial Group, Inc.	194,350
24,600	Sierra Bancorp	616,722
1,562	Signature Bank(b)	216,259
1,305	Silgan Holdings, Inc.	79,109
4,506	Silicon Laboratories, Inc.(b)	320,602
2,208	Simmons First National Corp. - Class A	120,667
1,434	Simpson Manufacturing Co., Inc.	59,812
1,212	Sinclair Broadcast Group, Inc. - Class A	47,813
506,664	SIX Flags Entertainment Corp.	31,722,233
33,900	SJW Corp.	1,655,676
8,011	Skechers U.S.A., Inc. - Class A(b)	202,278
4,607	SkyWest, Inc.	171,380
8,075	SLM Corp.(b)	101,261
2,593	SM Energy Co.	58,576
2,791	Smart & Final Stores, Inc.(b)	32,934
520,091	Snap-on, Inc.	87,130,845
731,000	Snyder’s-Lance, Inc.	25,775,060
1,970	Sonoco Products Co.	103,051
679	Sotheby’s(b)	32,157
20,874	South State Corp.	1,840,043
4,200	Southern First Bancshares, Inc.(b)	141,540
9,100	Southern Missouri Bancorp, Inc.	303,030
12,900	Southern National Bancorp of Virginia, Inc.	234,909
35,100	Southwest Gas Corp.(b)	2,939,976
3,962	Southwestern Energy Co.(b)	29,755
32,300	SP Plus Corp.(b)	1,112,735
13,300	Spark Energy, Inc. Class A	477,470
59,652	SpartanNash Co.	2,195,194
646,803	Spectrum Brands Holdings, Inc.(d)	92,964,995
38,500	Spire, Inc.	2,639,175
3,042	Spirit AeroSystems Holdings, Inc. - Class A	173,881
4,050	Spirit Airlines, Inc.(b)	231,944
3,446	Spirit Realty Capital, Inc. REIT	32,461
26,200	Spok Holdings, Inc.	470,290
4,171	Sprouts Farmers Market, Inc.(b)	93,055
787	SPX Corp.(b)	18,935
1,179	SPX Flow, Inc.(b)	42,609
2,400	SRC Energy, Inc.(b)	18,095
1,456	SS&C Technologies Holdings, Inc.	53,493
908	St Joe Co. (The)(b)	15,889
1,623	Standard Motor Products, Inc.	82,497
173,707	Standex International Corp.(d)	16,319,773
11,574	Staples, Inc.	113,078
109,537	Starwood Property Trust, Inc., REIT	2,485,395

80

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
7,700	State Auto Financial Corp.	$206,899
1,458	State Bank Financial Corp.	39,162
31,202	State National Cos., Inc.	457,733
4,571	Steel Dynamics, Inc.	165,196
4,384	Steelcase, Inc. - Class A	74,747
26,546	Stepan Co.	2,251,101
505	Stericycle, Inc.(b)	43,097
4,024	Sterling Bancorp	93,558
1,907	Steven Madden Ltd.(b)	72,561
38,875	Stewart Information Services Corp.	1,844,230
2,205	Stifel Financial Corp.(b)	107,758
160,442	Stock Yards Bancorp, Inc.(d)	6,578,122
24,300	Stonegate Bank	1,115,370
57,500	Stoneridge, Inc.(b)	1,127,575
1,527	STORE Capital Corp.	36,633
1,278	Stratasys Ltd.	31,643
101,800	Summit Hotel Properties, Inc.	1,682,754
1,944	Summit Materials, Inc. - Class A(b)	49,883
798	Sun Communities, Inc. REIT	66,721
1,971	SunCoke Energy, Inc.(b)	18,074
2,604	Sunstone Hotel Investors, Inc. REIT	38,774
63,593	Super Micro Computer, Inc.(b)	1,551,669
2,195	Superior Energy Services, Inc.(b)	26,516
21,264	Supernus Pharmaceuticals, Inc.(b)	693,206
10,180	SUPERVALU, Inc.(b)	41,738
1,200	Supreme Industries, Inc.	24,048
1,490	SVB Financial Group(b)	262,151
3,371	Swift Transportation Co.(b)	82,859
57,419	Sykes Enterprises, Inc.(b)	1,711,660
1,927	Synaptics, Inc.(b)	105,542
1,701	Synchronoss Technologies, Inc.(b)	27,216
24,789	SYNNEX Corp.	2,687,871
600	Synopsys, Inc.(b)	44,220
3,657	Synovus Financial Corp.	152,863
48,925	Tahoe Resources, Inc.	396,403
15,377	Take-Two Interactive Software, Inc.(b)	966,444
664	Taro Pharmaceutical Industries Ltd.	77,588
580	Taubman Centers, Inc. REIT	36,279
2,056	Taylor Morrison Home Corp.(b)	47,494
11,222	TCF Financial Corp.	185,275
30,349	Tech Data Corp.(b)	2,902,882
5,458	TEGNA, Inc.	139,070
511	Tejon Ranch Co.(b)	11,702
23,800	Teledyne Technologies, Inc.(b)	3,208,954
389	Teleflex, Inc.	80,480
5,182	Telephone & Data Systems, Inc.	142,298
31,200	TeleTech Holdings, Inc.	975,000
Shares		Value
UNITED STATES (continued)
614	Tempur Sealy International, Inc.(b)	$28,827
3,240	Tenet Healthcare Corp.(b)	50,771
300	Tennant Co.	21,975
1,221	Tenneco, Inc.	76,960
2,726	Teradata Corp.(b)	79,545
1,528	Teradyne, Inc.	53,893
3,081	Terex Corp.	107,773
11,500	Territorial Bancorp Inc.	355,925
6,680	Tesoro Corp.	532,463
61,673	Tetra Tech, Inc.	2,710,528
1,481	Texas Capital Bancshares, Inc.(b)	112,704
129,763	Texas Roadhouse, Inc.	6,083,289
1,300	TFS Financial Corp.	21,502
600	Thermon Group Holdings, Inc.(b)	12,299
3,009	Third Point Reinsurance Ltd.	36,409
1,001	Thor Industries, Inc.	96,276
85,400	Tier REIT, Inc.	1,478,274
2,365	Tiffany & Co.	216,752
1,145	Tile Shop Holdings, Inc.	24,446
2,114	Time, Inc.	32,133
937	Timken Co. (The)	45,210
754	Tivity Health, Inc.(b)	25,334
1,003	TiVo Corp.	19,809
5,434	Toll Brothers, Inc.	195,570
415	Tompkins Financial Corp.	34,308
13,390	Tootsie Roll Industries, Inc.	500,117
1,090	Topbuild Corp.(b)	55,797
3,226	Torchmark Corp.	247,466
1,753	Toro Co. (The)	113,805
4,337	Total System Services, Inc.	248,553
53,129	TowneBank	1,724,036
1,299	Tractor Supply Co.	80,421
1,261	TransUnion(b)	50,478
351,264	TreeHouse Foods, Inc.(b)	30,770,726
587	Trex Co., Inc.(b)	42,963
10,791	TRI Pointe Group, Inc.(b)	134,348
2,390	Tribune Media Co.	87,378
35,490	TriCo Bancshares	1,258,475
750,000	TriMas Corp.(b)(d)	17,212,500
3,157	Trimble, Inc.(b)	111,853
1,596	Trinet Group, Inc.(b)	46,922
6,964	Trinity Industries, Inc.	187,332
33,248	Trinseo S.A	2,207,667
773	TripAdvisor, Inc.(b)	34,793
1,448	Triumph Group, Inc.	37,938
148,150	TrustCo Bank Corp.	1,177,793
1,207	Trustmark Corp.	40,097
7,205	TTM Technologies, Inc.(b)	120,540
1,399	Tupperware Brands Corp.	100,462
1,755	Tutor Perini Corp.(b)	54,142
196,754	Two Harbors Investment Corp., REIT	1,965,572
525	Tyler Technologies, Inc.(b)	85,885

81

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
1,485	Ubiquiti Networks, Inc.(b)	$76,507
2,356	UDR, Inc. REIT	87,973
1,399	UGI Corp.	70,174
411	Ultimate Software Group, Inc.(The)(b)	83,297
201,484	UMB Financial Corp.	14,605,575
60,300	UMH Properties, Inc.	966,006
7,321	Umpqua Holdings Corp.	129,362
1,878	Under Armour, Inc. - Class A(b)	40,358
2,147	Under Armour, Inc. - Class C(b)	41,673
1,224	Unifi, Inc.(b)	34,358
354	UniFirst Corp.	49,277
9,479	Union Bankshares Corp.	324,561
1,492	Unit Corp.(b)	32,063
900	United Bankshares, Inc.	35,910
2,535	United Community Banks, Inc.	69,332
36,344	United Fire Group, Inc.	1,599,136
13,360	United Natural Foods, Inc.(b)	554,841
798	United Rentals, Inc.(b)	87,509
1,723	United States Cellular Corp.(b)	67,507
2,405	United States Steel Corp.	53,680
1,072	United Therapeutics Corp.(b)	134,750
34,100	Unitil Corp.	1,651,463
2,759	Univar, Inc.(b)	82,356
32,235	Universal Corp.	2,367,661
1,389	Universal Forest Products, Inc.	132,358
9,500	Universal Health Realty Income Trust REIT	662,625
671	Universal Insurance Holdings, Inc.	17,480
6,879	Unum Group	318,704
5,190	Urban Outfitters, Inc.(b)	118,747
49,800	Urstadt Biddle Properties, Inc. - Class A REIT	979,068
364	US Concrete, Inc.(b)	22,568
21,400	US Ecology, Inc.	1,009,010
12,700	US Physical Therapy, Inc.	833,120
16,115	USANA Health Sciences, Inc.(b)	916,138
8,530	USG Corp.(b)	258,459
3,300	Utah Medical Products Inc.	206,580
487	Vail Resorts, Inc.	96,260
6,700	Valeant Pharmaceuticals International, Inc.(b)	62,089
8,739	Valley National Bancorp	102,771
291	Valmont Industries, Inc.	44,334
1,350,000	Vantiv, Inc. - Class A(b)	83,754,000
238	Varex Imaging Corp.(b)	7,987
1,094	Varian Medical Systems, Inc.(b)	99,270
84,100	Vector Group Ltd.	1,826,652
732	Vectren Corp.	43,495
536	Vectrus, Inc.(b)	13,636
1,828	Veeva Systems, Inc. - Class A(b)	98,017
7,844	Vereit, Inc. REIT	65,654
7,259	VeriFone Systems, Inc.(b)	134,582
16,156	Verint Systems, Inc.(b)	634,931
Shares		Value
UNITED STATES (continued)
983	VeriSign, Inc.(b)	$87,408
3,069	Veritiv Corp.(b)	158,514
32,418	Viad Corp.	1,465,294
1,213	ViaSat, Inc.(b)	77,668
11,900	Village Super Market, Inc.	314,041
490	Virtus Investment Partners, Inc.	52,136
9,582	Vishay Intertechnology, Inc.	156,666
955	Visteon Corp.(b)	98,317
1,793	Vitamin Shoppe Inc.(b)	34,605
35,700	Vocera Communications, Inc.(b)	905,352
6,219	Voya Financial, Inc.	232,466
6,200	VSE Corp.	264,430
5,848	VWR Corp.(b)	165,264
3,334	Wabash National Corp.	75,949
895	WABCO Holdings, Inc.(b)	106,389
1,123,982	Wabtec Corp.(d)	94,290,850
5,214	Waddell & Reed Financial, Inc. - Class A	93,800
2,168	Walker & Dunlop, Inc.(b)	97,235
200,197	Washington Trust Bancorp, Inc.(d)	9,849,692
2,700	WashingtonFirst Bankshares, Inc.	75,951
451,351	Waters Corp.(b)	76,680,021
49,200	Waterstone Financial Inc.	934,800
275	Watsco, Inc.	38,170
600	Watts Water Technologies, Inc. - Class A	37,320
372	WD-40 Co.	39,004
3,327	Web.com Group, Inc.(b)	64,211
790	WebMD Health Corp.(b)	42,842
2,743	Webster Financial Corp.	139,372
889	Weingarten Realty Investors REIT	29,133
500	Weis Markets, Inc.	28,905
968,700	Welbilt, Inc.(b)	19,858,350
841	WellCare Health Plans, Inc.(b)	129,018
2,902	Wendy’s Co (The)	42,775
5,508	Werner Enterprises, Inc.	150,368
1,572	WesBanco, Inc.	62,581
3,331	Wesco Aircraft Holdings, Inc.(b)	40,472
3,219	WESCO International, Inc.(b)	196,198
6,400	West Bancorp, Inc.	149,120
30,000	West Corp.	800,700
469	West Pharmaceutical Services, Inc.	43,162
3,142	Western Alliance Bancorp(b)	150,502
4,140	Western Union Co. (The)	82,220
3,397	Westlake Chemical Corp.	211,463
220,353	WEX, Inc.(b)	22,357,015
10,300	Weyco Group, Inc.	287,988
300	White Mountains Insurance Group Ltd.	257,682
8,437	Whiting Petroleum Corp.(b)	70,027
8,029	Whole Foods Market, Inc.	292,015

82

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,316	Williams-Sonoma, Inc.	$125,180
1,000	Winmark Corp.	129,100
1,190	Winnebago Industries, Inc.	34,153
3,444	Wintrust Financial Corp.	244,042
1,028,544	Wolverine World Wide, Inc.	24,798,196
192,070	Woodward, Inc.	12,997,377
408	World Acceptance Corp.(b)	21,583
2,115	World Fuel Services Corp.	77,895
1,662	Worthington Industries, Inc.	72,297
361	WP Carey, Inc. REIT	22,599
12,972	WPX Energy, Inc.(b)	154,756
4,362	WR Berkley Corp.	296,529
1,138	WR Grace & Co.	79,341
1,000	WSFS Financial Corp.	47,200
7,863	WW Grainger, Inc.	1,515,200
1,133,031	Wyndham Worldwide Corp.	107,989,185
876	Wynn Resorts Ltd.	107,757
435,000	Xactly Corp.(b)(d)	5,046,000
44,100	Xenia Hotels & Resorts, Inc. REIT	769,986
78,629	Xerox Corp.	565,343
45,200	XO Group Inc.(b)	793,260
6,475	XPO Logistics, Inc.(b)	319,800
3,364	Xylem Inc.	172,943
3,973	Zayo Group Holdings, Inc.(b)	139,333
1,004	Zebra Technologies Corp. - Class A(b)	94,647
2,226	Zillow Group, Inc. - Class C(b)	86,814
13,017	Zions Bancorporation	521,071
23,592	Zynga, Inc. - Class A(b)	68,181
		3,309,900,280
Total Common Stocks (Cost $4,278,654,337)		5,648,282,865

Shares		Value
INVESTMENT COMPANY — 0.8%
47,293,000	SEI Daily Income Trust Government II Fund, Class A 0.60%(f)	47,293,000
Total Investment Company (Cost $47,293,000)		47,293,000
Shares		Value
EXCHANGE TRADED FUNDS — 1.8%
172,750	iShares Core S&P Small Cap Index Fund	$12,056,223
860,000	SPDR S&P Oil & Gas Exploration & Production Index Fund	30,057,000
495,750	Vanguard Small-Cap ETF	66,638,715
Total Exchange Traded Funds (Cost $86,919,149)		108,751,938
RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
		0
AUSTRIA — 0.0%
9,812	Intercell Contigent Value Rights AG(b)(c)(d)	0
BRAZIL — 0.0%
38	Cia de Gas de Sao Paulo - COMGAS, Expire 05/26/17(b)(d)	17
FRANCE — 0.0%
34,332	Etablissements Maurel et Prom Contingent Value Rights(b)(c)(d)	1,496
HONG KONG — 0.0%
2,222	China Everbright Greentech Ltd. Preferential Offer Rights(b)	0
INDIA — 0.0%
151,880	Vedanta Ltd. Rights(b)(c)	19,572
LUXEMBOURG — 0.0%
60,129	d’Amico International Shipping SA Rights, Expire 05/18/17(b)	3,026
MALAYSIA — 0.0%
299,680	Land & General, Berhad Rights, Expire 05/03/17(b)	3,452
12,990	MKH Berhad Rights, Expire 05/19/17(b)(d)	16,249
		19,701
PHILIPPINES — 0.0%
29,977	China Banking Corp. Rights, Expire 05/05/17(b)(d)	2,580
SOUTH KOREA — 0.0%
2,006	Crucialtec Co. Ltd. Rights, Expire 06/02/17(b)(d)	1,816
TAIWAN — 0.0%
67,860	First Steamship Co. Ltd. Rights, Expire 01/14/13(b)(d)	562

83

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Shares		Value
THAILAND — 0.0%
4,021	Siam City Cement Public Co. Ltd. Rights, Expire 05/15/17(b)(d)	$3,139
7,158	TPI Polene Rights(c)	0
		3,139
UNITED KINGDOM — 0.0%
37,340	Cobham Plc Rights, Expire 05/04/17(b)	27,567
UNITED STATES — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)	0
Total Rights/Warrants (Cost $46,069)		79,476

Principal Amount
U.S. GOVERNMENT AGENCIES — 2.5%
Federal Home Loan Bank — 2.5%
$13,000,000	0.60%, 05/01/2017(g)	$13,000,000
12,000,000	0.74%, 05/16/2017(g)	11,996,304
15,000,000	0.75%, 05/22/2017(g)	14,993,520
11,000,000	0.76%, 05/05/2017(g)	10,999,098
13,000,000	0.76%, 05/16/2017(g)	12,995,996
41,000,000	0.76%, 05/18/2017(g)	40,985,691
10,000,000	0.76%, 06/07/2017(g)	9,991,880
40,000,000	0.79%, 05/24/2017(g)	39,981,080
Total U.S. Government Agencies (Cost $154,943,770)		154,943,569

Shares
CASH SWEEP — 1.1%
68,349,402	Citibank - US Dollars on Deposit in Custody Account, 0.08%(f)	68,349,402
Total Cash Sweep (Cost $68,349,402)		68,349,402
TOTAL INVESTMENTS — 99.7% (Cost $4,636,205,727)(a)		6,027,700,250
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		15,442,646
NET ASSETS — 100.0%		$6,043,142,896

(a)	Cost for federal income tax purposes is $4,640,580,193 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$1,513,072,146
Unrealized depreciation	(125,952,089)
Net unrealized appreciation	$1,387,120,057
(b)	Non-income producing security.
(c)	Level 3 fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,696,675, which is 0.03% of net assets and the cost is $9,221,306.
(d)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $495,506,691 or 8.20% of net assets.
(e)	Securities incorporated in the same country but traded on different exchanges.
(f)	The rate shown is the current yield as of April 30, 2017.
(g)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

CDI — CHESS Depositary Interests

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

PDR — Phillippine Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

84

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2017
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Industrials	21.5%
Consumer Discretionary	15.1
Health Care	13.2
Information Technology	13.1
Consumer Staples	8.5
Materials	5.8
Banks	3.8
Diversified Financials	3.4
Real Estate	3.0
Insurance	2.6
Utilities	2.0
Energy	1.1
Telecommunication Services	0.4
Other*	6.5
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

85

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Small & Mid Cap Strategies Fund (formerly known as Old Westbury Small & Mid Cap Fund) is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury All Cap Core Fund (formerly known as Old Westbury Large Cap Core Fund), Old Westbury Large Cap Strategies Fund, Old Westbury Strategic Opportunities Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	June 28, 2017

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	June 28, 2017

* Print the name and title of each signing officer under his or her signature.